UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 55.4%

Aerospace & Defense — 1.2%
Boeing Co.(b)	86,100	$7,655,150
European Aeronautic Defense and Space Co. EADS N.V. (Netherlands)	31,759	985,111
General Dynamics Corp.	41,000	3,132,400
Goodrich Corp.	14,300	736,164
Honeywell International, Inc.	84,412	3,888,017
L-3 Communications Holdings, Inc.	12,400	1,084,628
Lockheed Martin Corp.	37,600	3,647,952
Northrop Grumman Corp.	35,862	2,661,678
Raytheon Co.	48,200	2,528,572
Rockwell Collins, Inc.	18,100	1,211,433
United Technologies Corp.	104,300	6,779,500

		34,310,605

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(b)	15,800	754,450
FedEx Corp.	32,200	3,459,246
TNT Post Group N.V.	6,970	319,641
United Parcel Service, Inc.(b)	112,500	7,886,250

		12,419,587

Airlines — 0.1%
Air France KLM (France)	25,467	1,161,782
British Airways PLC (United Kingdom)(a)	11,347	108,520
Iberia Lineas Aereas de Espana, SA (Spain)	48,426	258,112
Qantas Airways Ltd. (Australia)	135,223	574,397
Singapore Airlines Ltd. (Singapore)	8,000	87,533
Southwest Airlines Co.	81,200	1,193,639

		3,383,983

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	6,500	227,809
Denso Corp.	21,800	810,285
Goodyear Tire & Rubber Co. (The)(a)(b)	20,500	639,395
Johnson Controls, Inc.	19,600	1,854,552
Michelin (CDGE) “Class B” (France)	6,090	672,545
NGK Spark Plug Co. Ltd. (Japan)	7,000	130,983
Rieter Holding AG (Switzerland)	148	73,747
Stanley Electric Co. Ltd.	15,900	323,154
Tokai Rika Co. Ltd.	7,100	168,402

		4,900,872

Automobiles — 0.4%
Fiat SpA (Italy)	25,458	641,730
Ford Motor Co.(b)	192,995	1,522,731
General Motors Corp.(b)	59,991	1,838,124
Harley-Davidson, Inc.	27,400	1,609,750
Honda Motor Co. Ltd. (Japan)	38,200	1,332,332
Renault SA (France)	4,890	571,901
Toyota Motor Corp. (Japan)	58,500	3,748,090
Volkswagen AG (Germany)	2,865	430,942

		11,695,600

Beverages — 1.1%
Anheuser-Busch Cos., Inc.	79,200	3,996,432
Brown-Forman Corp. “Class B”	7,700	504,812
Coca-Cola Co. (The)	214,400	10,291,200
Coca-Cola Enterprises, Inc.	25,400	514,350
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,180	133,812
Coca-Cola West Japan Co. Ltd.	6,500	140,933
Constellation Brands, Inc.(a)	19,100	404,538
Foster’s Group Ltd. (Australia)	44,164	244,772
InBev NV (Belgium)	5,275	380,868
Molson Coors Brewing Co. “Class B”	4,200	397,404
Pepsi Bottling Group, Inc.	16,600	529,374
PepsiCo, Inc.	173,130	11,004,142
SABMiller PLC (United Kingdom)	58,364	1,280,592

		29,823,229

Biotechnology — 0.6%
Amgen, Inc.(a)	122,560	6,848,653
Biogen Idec, Inc.(a)(b)	36,690	1,628,302
Celgene Corp.(a)(b)	39,700	2,082,662
CSL Ltd. (Australia)	20,409	1,360,171
Genzyme Corp.(a)	25,900	1,554,518
Gilead Sciences, Inc.(a)	44,000	3,366,000
MedImmune, Inc.(a)(b)	22,700	826,053

		17,666,359

Building Products — 0.1%
American Standard Cos., Inc.	19,100	1,012,682
Cie de Saint-Gobain (France)	7,322	715,680
Geberit AG (Switzerland)	267	410,888
JS Group Corp. (Japan)	2,000	43,364
Masco Corp.	40,100	1,098,739
Sanwa Shutter Corp. (Japan)	19,000	118,347

		3,399,700

Capital Markets — 2.1%
3I Group PLC	2,400	53,651
Ameriprise Financial, Inc.	25,020	1,429,643
Bank of New York Co., Inc. (The)	79,100	3,207,505
Bear Stearns Cos., Inc. (The)	14,616	2,197,516
Charles Schwab Corp. (The)	107,450	1,965,261
Credit Suisse Group (Switzerland)	28,140	2,019,346
D Carnegie AB (Sweden)	8,200	170,569

Deutsche Bank AG (Germany)	15,355	2,066,779
E*TRADE Financial Corp.(a)(b)	41,500	880,630
Federated Investors, Inc. “Class B”	6,700	246,024
Franklin Resources, Inc.	17,100	2,066,193
Goldman Sachs Group, Inc.	45,700	9,442,990
Janus Capital Group, Inc.	31,900	667,029
Legg Mason, Inc.	13,500	1,271,835
Lehman Brothers Holdings, Inc.	60,100	4,211,207
Macquarie Bank Ltd. (Australia)	4,918	329,275
Mellon Financial Corp.	43,400	1,872,276
Merrill Lynch & Co., Inc.	99,100	8,093,497
Morgan Stanley	116,680	9,189,717
Northern Trust Corp.	19,700	1,184,758
State Street Corp.	34,100	2,207,975
T. Rowe Price Group, Inc.	27,600	1,302,444
UBS AG (Switzerland)	41,395	2,459,547

		58,535,667

Chemicals — 0.9%
Air Products and Chemicals, Inc.	22,400	1,656,704
Asahi Chemical Industry Co. Ltd.	48,000	349,491
Ashland, Inc.	7,100	465,760
BASF AG (Germany)	6,117	687,212
Dainippon Ink & Chemicals, Inc.	13,000	51,629
Denki Kagaku Kogyo K K (Japan)	20,000	93,686
Dow Chemical Co. (The)	98,531	4,518,632
Du Pont E. I. de Nemours & Co.	96,020	4,746,268
Eastman Chemical Co.	9,800	620,634
Ecolab, Inc.	17,400	748,200
Hercules, Inc.(a)	11,500	224,710
International Flavors & Fragrances, Inc.	9,100	429,702
Koninklijke DSM NV (Netherlands)	21,674	971,087
Mitsubishi Chemical Holdings Corp. (Japan)	78,500	668,156
Mitsubishi Gas Chemical Co., Inc. (Japan)	43,000	412,339
Mitsui Chemicals Inc.	63,000	550,662
Monsanto Co.	56,194	3,088,422
Nippon Shokubai Co. Ltd.	18,000	194,297
PPG Industries, Inc.	17,600	1,237,456
Praxair, Inc.	33,100	2,083,976
Rohm & Haas Co.	13,711	709,133
Sigma-Aldrich Corp.	15,800	656,016
Tosoh Corp.	24,000	123,625
Yara International ASA (Norway)	9,000	248,384

		25,536,181

Commercial Banks — 3.1%
Allied Irish Banks PLC (Ireland)	6,099	180,870
Alpha Bank (Greece)	4,298	136,073
Australia And New Zealand Banking Group Ltd. (Australia)	34,769	835,509
Banche Popolari Unite Scpa (Italy)	3,401	100,632
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,919	1,053,783
Banco BPI SA	15,561	135,116
Banco Comercial Portugues SA (Portugal)	109,821	397,567
Banco Espirito Santo SA (Portugal)	28,554	545,074
Banco Popolare di Verona (Italy)	22,948	712,728

Banco Popular Espanol SA (Spain)	17,980	370,845
Banco Santander Central Hispano SA (Spain)	142,521	2,543,556
Bank of Ireland (Ireland)	2,739	59,091
Barclay’s PLC (United Kingdom)	85,086	1,207,214
BB&T Corp.(b)	56,900	2,334,038
BNP Paribas (France)	21,962	2,293,924
Comerica, Inc.	15,200	898,624
Commerce Bancorp, Inc.(b)	16,700	557,446
Commerzbank AG (Germany)	11,366	503,323
Commonwealth Bank of Australia (Australia)	10,357	421,172
Compass Bancshares, Inc.	12,800	880,640
Credit Agricole SA (France)	26,812	1,045,489
Danske Bank A/S (Denmark)	29,480	1,371,532
DBS Group Holdings Ltd. (Singapore)	36,000	507,794
Dexia (Belgium)	28,302	844,610
DNB NOR ASA (Norway)	80,100	1,130,675
Fifth Third Bancorp	57,621	2,229,356
First Horizon National Corp.	13,600	564,808
Gunma Bank Ltd. (The) (Japan)	50,000	354,294
HBOS PLC	65,115	1,341,587
HSBC Holdings PLC (United Kingdom)	176,695	3,092,867
Huntington Bancshares, Inc.	26,136	571,072
Joyo Bank Ltd. (The)	18,000	112,424
KeyCorp	42,400	1,588,728
Lloyds TSB Group PLC (United Kingdom)	60,232	663,753
M&T Bank Corp.(b)	8,300	961,389
Marshall & Ilsley Corp.(b)	23,700	1,097,547
Mitsubishi Financial Group, Inc. (Japan)	32	361,168
Mitsui Trust Holdings, Inc. (Japan)	63,000	621,232
National Australia Bank Ltd. (Australia)	11,319	369,992
National City Corp.(b)	64,500	2,402,625
PNC Financial Services Group, Inc.	34,100	2,454,177
Regions Financial Corp.	75,203	2,659,930
Royal Bank of Scotland Group PLC (United Kingdom)	72,646	2,836,249
Sapporo Hokuyo Holdings, Inc. (Japan)	3	30,041
Shizuoka Bank Ltd. (Japan)	9,000	95,850
Skandinaviska Enskilda Banken AB “A Shares” (Sweden)	17,400	556,926
Societe Generale (France)	11,377	1,966,153
Sumitomo Mitsui Financial Group, Inc. (Japan)	11	99,881
SunTrust Banks, Inc.(b)	36,300	3,014,352
Svenska Handelbanken “A Shares” (Sweden)	21,100	627,005
Sydbank A/S	772	41,522
Synovus Financial Corp.	28,050	907,137
U.S. Bancorp	185,985	6,503,895
UniCredito Italiano SpA (Italy)	198,310	1,887,493
Wachovia Corp.(e)	203,540	11,204,877
Wells Fargo & Co.	362,000	12,463,659
Westpac Banking Corp. (Australia)	40,139	855,756
Zions Bancorporation	11,350	959,302

		86,564,372

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)	26,400	332,376
Avery Dennison Corp.	9,900	636,174
Cintas Corp.	15,100	545,110
Downer EDI Ltd.	97,380	537,349

Equifax, Inc.	10,800	393,660
Michael Page International PLC (United Kingdom)	26,133	275,385
Monster Worldwide, Inc.(a)	13,100	620,547
Pitney Bowes, Inc.	21,600	980,424
Randstad Holding NV (Netherlands)	1,545	119,829
Robert Half International, Inc.(b)	25,500	943,755
RR Donnelley & Sons Co.	23,000	841,570
Waste Management, Inc.	56,942	1,959,374

		8,185,553

Communications Equipment — 1.3%
ADC Telecommunications, Inc.(a)	14,771	247,267
Avaya, Inc.(a)	49,570	585,422
Ciena Corp.(a)	9,142	255,519
Cisco Systems, Inc.(a)	632,700	16,152,831
Corning, Inc.(a)	150,100	3,413,274
JDS Uniphase Corp.(a)(b)	11,375	173,241
Juniper Networks, Inc.(a)	47,400	932,832
Motorola, Inc.	249,725	4,412,641
Nokia Corp. (Finland)	58,200	1,339,566
QUALCOMM, Inc.	172,600	7,363,116
Telent PLC (United Kingdom)(a)	4,333	40,395
Tellabs, Inc.(a)(b)	45,800	453,420

		35,369,524

Computers & Peripherals — 1.8%
Apple Computer, Inc.(a)	89,700	8,334,027
Dell, Inc.(a)	237,700	5,517,017
EMC Corp.(a)(b)	228,750	3,168,188
Hewlett-Packard Co.	284,548	11,421,757
International Business Machines Corp.	156,500	14,751,690
Lexmark International, Inc.(a)(b)	9,833	574,837
NCR Corp.(a)	20,900	998,393
Network Appliance, Inc.(a)	41,700	1,522,884
QLogic Corp.(a)	16,600	282,200
SanDisk Corp.(a)(b)	15,600	683,280
Sun Microsystems, Inc.(a)	369,400	2,220,094
Wincor Nixdorf AG (Germany)	972	90,631

		49,564,998

Construction & Engineering — 0.1%
Acciona SA	1,775	384,478
ACS Actividades de Construccion y Servicios SA (Spain)	4,417	268,174
COMSYS Holdings Corp. (Japan)	22,000	236,168
Fluor Corp.	9,700	870,284
Fomento de Construcciones Y Contratas SA (Spain)	821	84,393
Obayashi Corp. (Japan)	147,000	948,065

		2,791,562

Construction Materials — 0.1%
CRH PLC (Ireland)	1,105	47,235
Fletcher Building Ltd. (New Zealand)	8,419	66,155
Holcim Ltd. “B Shares” (Switzerland)	2,444	244,772

Italcementi SpA (Italy)	10,014	299,916
Lafarge SA (France)	8,393	1,319,511
Taiheiyo Cement Corp. (Japan)	35,000	154,744
Vulcan Materials Co.	11,200	1,304,576

		3,436,909

Consumer Finance — 0.5%
American Express Co.	126,800	7,151,520
Capital One Financial Corp.	42,161	3,181,469
ORIX Corp. (Japan)	4,730	1,232,273
SLM Corp.(b)	43,200	1,766,880

		13,332,142

Containers & Packaging — 0.1%
Ball Corp.(b)	12,000	550,200
Bemis Co.	11,300	377,307
Pactiv Corp.(a)(b)	15,600	526,344
Sealed Air Corp.	18,600	587,760
Temple-Inland, Inc.	9,700	579,478

		2,621,089

Distributors — 0.1%
Genuine Parts Co.	18,800	921,200
Li & Fung Ltd. (Hong Kong)	178,000	559,276
Pacific Brands Ltd. (Australia)	202,173	502,185

		1,982,661

Diversified Consumer Services — 0.1%
ABC Learning Centres Ltd.	22,435	132,148
Apollo Group, Inc.(a)	14,800	649,720
H&R Block, Inc.	36,100	759,544

		1,541,412

Diversified Financial Services — 2.8%
Babcock & Brown Ltd. (Australia)	33,032	734,169
Bank of America Corp.	474,738	24,221,133
Challenger Financial Services Group Ltd. (Australia)	62,164	239,916
Chicago Mercantile Exchange Holdings, Inc.	3,400	1,810,364
CIT Group, Inc.	20,600	1,090,152
Citigroup, Inc.	515,358	26,458,481
Fortis (Belgium)	29,287	1,337,611
Hong Kong Exchanges and Clearing Ltd.	34,000	331,362
ING Groep NV (Netherlands)	39,644	1,676,128
JPMorgan Chase & Co.	365,401	17,678,100
Moody’s Corp.(b)	26,100	1,619,766
OKO Bank PLC (Finland)	18,000	306,817
Suncorp-Metway Ltd.	10,583	178,104

		77,682,103

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	652,268	25,718,928

Belgacom SA (Belgium)	25,357	1,126,278
BT Group PLC (United Kingdom)	126,583	756,628
CenturyTel, Inc.	10,400	469,976
Citizens Communications Co.	25,000	373,750
Embarq Corp.	15,643	881,483
France Telecom SA (France)	33,307	879,626
Nippon Telegraph & Telephone Corp. (Japan)	207	1,094,374
Qwest Communications International, Inc.(a)(b)	171,257	1,539,601
Swisscom AG (Switzerland)	2,936	1,061,299
Telecom Corp. of New Zealand Ltd. (New Zealand)	324,738	1,097,252
Telecom Italia SpA (Italy)	324,574	802,557
Telefonica SA (Spain)	20,281	447,022
Telia Sonera AB (Sweden)	41,000	353,762
Verizon Communications Group, Inc.	305,976	11,602,611
Windstream Corp.	47,457	697,143

		48,902,290

Electric Utilities — 1.1%
Allegheny Energy, Inc.(a)	16,900	830,466
American Electric Power Co., Inc.	41,660	2,030,925
CLP Holdings Ltd. (Hong Kong)	35,500	259,202
Duke Energy Corp.	131,324	2,664,564
E.ON AG (Germany)	16,525	2,234,415
Edison International	33,000	1,621,290
Endesa SA (Spain)	13,519	731,040
Enel SpA (Italy)	27,024	289,160
Energias de Portugal SA (Portugal)	126,637	680,053
Entergy Corp.	19,600	2,056,432
Exelon Corp.	69,274	4,759,817
FirstEnergy Corp.(b)	33,401	2,212,482
FPL Group, Inc.(b)	40,800	2,495,736
Hokkaido Electric Power Co., Inc. (Japan)	23,100	613,569
Kansai Electric Power Co., Inc. (The) (Japan)	2,700	77,673
Kyushu Electric Power Co., Inc.	6,600	187,627
Pinnacle West Capital Corp.	11,500	554,875
PPL Corp.	41,500	1,697,350
Progress Energy, Inc.(b)	27,683	1,396,331
Southern Co. (The)	77,500	2,840,375
Tokyo Electric Power Co., Inc. (The) (Japan)	20,200	690,818
Union Fenosa SA (Spain)	5,956	321,195

		31,245,395

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	36,137	618,565
Cooper Industries Ltd.	20,600	926,794
Emerson Electric Co.	82,900	3,572,161
Mitsubishi Electronics Corp. (Japan)	114,000	1,174,440
Rockwell Automation, Inc.	16,900	1,011,803

		7,303,763

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	41,214	1,388,500
Jabil Circuit, Inc.	18,600	398,226
Kyocera Corp. (Japan)	6,800	641,107

Molex, Inc.	11,700	329,940
Nippon Electric Glass Co. Ltd.	24,000	420,570
Sanmina-SCI Corp.(a)	54,200	196,204
Solectron Corp.(a)(b)	109,300	344,295
TDK Corp. (Japan)	14,000	1,214,189
Tektronix, Inc.	10,600	298,496
Venture Manufacturing Ltd. Corp. (Singapore)	13,000	125,103
Yaskawa Electric Corp. (Japan)	85,000	1,004,073

		6,360,703

Energy Equipment & Services — 0.9%
B.J. Services Co.	33,000	920,700
Baker Hughes, Inc.	34,350	2,271,566
ENSCO International, Inc.	13,500	734,400
Fugro NV (Netherlands)	1,681	85,331
Halliburton Co.(b)	106,600	3,383,484
Nabors Industries Ltd. (Bermuda)(a)	29,900	887,133
National Oilwell Varco, Inc.(a)	18,800	1,462,452
Noble Corp.	14,800	1,164,464
Rowan Cos., Inc.	1,100	35,717
Schlumberger Ltd.	122,400	8,457,839
Smith International, Inc.	17,900	860,095
Transocean, Inc.(a)	31,597	2,581,475
Weatherford International Ltd.(a)	36,100	1,628,110
WorleyParsons Ltd. (Australia)	18,995	427,101

		24,899,867

Food & Staples Retailing — 1.3%
Axfood AB (Sweden)	5,150	203,557
Casino GuichardPerrachon SA (France)	6,946	701,290
Costco Wholesale Corp.	49,200	2,648,928
CVS Corp.(b)	159,648	5,450,383
Delhaize Group (Belgium)	1,837	168,856
FamilyMart Co. Ltd. (Japan)	3,000	83,503
J. Sainsbury PLC (United Kingdom)	74,197	802,315
Jeronimo Martins SGPS SA	3,334	86,847
Kroger Co. (The)	77,146	2,179,375
Safeway, Inc.	44,100	1,615,824
Supervalu, Inc.	20,010	781,791
Sysco Corp.	63,600	2,151,588
Uny Co. Ltd.	11,000	150,942
Walgreen Co.	105,100	4,823,039
Wal-Mart Stores, Inc.	255,500	11,995,725
Whole Foods Market, Inc.	14,100	632,385
Woolworths Ltd. (Australia)	27,084	595,833

		35,072,181

Food Products — 0.8%
Archer-Daniels-Midland Co.	67,526	2,478,204
Campbell Soup Co.(b)	20,700	806,265
ConAgra Foods, Inc.	60,300	1,502,073
Dean Foods Co.(a)	12,000	560,880
Ebro Puleva SA (Spain)	38,173	901,050
General Mills, Inc.(b)	35,400	2,060,988

H.J. Heinz Co.	35,100	1,653,912
Hershey Co. (The)(b)	18,300	1,000,278
Kellogg Co.(b)	27,400	1,409,182
McCormick & Co., Inc.	15,000	577,800
Nestle SA “B Shares” (Switzerland)	3,454	1,345,188
Sara Lee Corp.	76,500	1,294,380
Suedzucker AG (Germany)	31,115	595,624
The East Asiatic Co. Ltd. (Denmark)	8,575	412,012
Tyson Foods, Inc. “Class A”(b)	22,700	440,607
Unilever NV (Netherlands)	64,172	1,868,779
Unilever PLC (United Kingdom)	37,773	1,138,014
WM Wrigley Jr. Co.(b)	23,100	1,176,483
Yamazaki Baking Co. Ltd.	14,000	127,716

		21,349,435

Gas Utilities — 0.1%
Gaz De France SA (France)	24,820	1,151,828
Nicor, Inc.	4,600	222,732
Questar Corp.	9,400	838,574

		2,213,134

Healthcare Equipment & Supplies — 0.8%
Bard C.R., Inc.	10,900	866,659
Bausch & Lomb, Inc.	6,700	342,772
Baxter International, Inc.	69,000	3,634,230
Becton Dickinson & Co.	25,200	1,937,628
Biomet, Inc.	17,500	743,575
Boston Scientific Corp.(a)	111,967	1,628,000
Cochlear Ltd. (Australia)	2,266	118,659
Hospira, Inc.(a)	16,760	685,484
Medtronic, Inc.	120,000	5,887,200
Phonak Holding AG (Switzerland)	3,545	271,312
St. Jude Medical, Inc.(a)	34,800	1,308,828
Stryker Corp.(b)	30,000	1,989,600
Varian Medical Systems, Inc.(a)	8,500	405,365
Zimmer Holdings, Inc.(a)	24,900	2,126,709

		21,946,021

Healthcare Providers & Services — 1.2%
Aetna, Inc.	63,200	2,767,528
AmerisourceBergen Corp.(b)	20,500	1,081,375
Cardinal Health, Inc.	41,550	3,031,073
Cigna Corp.	10,300	1,469,398
Coventry Health Care, Inc.(a)	16,450	922,023
Express Scripts, Inc.(a)	17,600	1,420,672
Fresenius Medical Care AG (Germany)	583	84,655
Humana, Inc.(a)(b)	17,400	1,009,548
Laboratory Corp. of America Holdings(a)(b)	13,100	951,453
Manor Care, Inc.	7,500	407,700
McKesson Corp.	32,130	1,880,890
Medco Health Solutions, Inc.(a)	31,549	2,288,249
Patterson Cos., Inc.(a)	10,000	354,900
Quest Diagnostics, Inc.	18,300	912,621
Tenet Healthcare Corp.(a)	44,600	286,778

UnitedHealth Group, Inc.	142,100	7,527,036
WellPoint, Inc.(a)	64,600	5,239,060

		31,634,959

Healthcare Technology
IMS Health, Inc.	22,500	667,350

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(b)	47,800	2,239,908
Carnival PLC (United Kingdom)	12,900	621,684
Darden Restaurants, Inc.(b)	15,150	624,029
Enterprise Inns PLC	41,184	541,777
Harrah’s Entertainment, Inc.	19,600	1,655,220
Hilton Hotels Corp.	32,700	1,175,892
International Game Technology	35,900	1,449,642
Marriott International, Inc. “Class A”	34,400	1,684,224
McDonald’s Corp.	130,000	5,856,500
Starbucks Corp.(a)	77,400	2,427,264
Starwood Hotels & Resorts Worldwide, Inc.	21,900	1,420,215
Wendy’s International, Inc.	9,600	300,480
Wyndham Worldwide Corp.(a)	16,720	570,988
Yum! Brands, Inc.	26,300	1,519,088

		22,086,911

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	34,117	741,864
Bellway PLC	7,664	239,797
Black & Decker Corp.(b)	6,900	563,178
Bovis Homes Group PLC (United Kingdom)	7,889	178,840
Centex Corp.	8,700	363,486
D.R. Horton, Inc.(b)	23,700	521,400
Fortune Brands, Inc.	16,300	1,284,766
George Wimpey PLC (United Kingdom)	65,831	823,260
Harman International Industries, Inc.	6,400	614,912
KB Home	9,200	392,564
Leggett & Platt, Inc.	22,500	510,075
Lennar Corp.	13,300	561,393
Makita Corp. (Japan)	21,600	801,018
Newell Rubbermaid, Inc.	32,314	1,004,642
Pulte Homes, Inc.	13,200	349,272
Snap-On, Inc.	4,900	235,690
Sony Corp. (Japan)	16,900	859,055
Stanley Works (The)	5,900	326,624
Taylor Woodrow PLC (United Kingdom)	35,294	339,973
Thomson Multimedia Ltd.	40,866	786,651
Whirlpool Corp.(b)	7,526	639,033

		12,137,493

Household Products — 1.1%
Clorox Co.	16,500	1,050,885
Colgate-Palmolive Co.	53,200	3,553,228
Kimberly-Clark Corp.	47,100	3,225,879
Procter & Gamble Co.	331,725	20,951,751
Reckitt Benckiser PLC (United Kingdom)	22,401	1,166,402

		29,948,145

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)	71,700	1,542,984
Constellation Energy Group, Inc.	18,200	1,582,490
Dynegy, Inc. “Class A”(a)	37,500	347,250
International Power PLC (United Kingdom)	115,618	902,110
TXU Corp.	47,000	3,012,700

		7,387,534

Industrial Conglomerates — 1.9%
3M Co.	77,100	5,892,753
Cookson Group PLC (United Kingdom)	16,043	196,208
General Electric Co.	1,074,100	37,980,177
Orkla ASA (Norway)	17,650	1,244,266
Siemens AG (Germany)	2,872	306,962
Textron, Inc.	13,800	1,239,240
Tyco International Ltd. (Bermuda)	209,061	6,595,875

		53,455,481

Insurance — 2.6%
ACE Ltd. (Bermuda)	33,200	1,894,392
Aegon NV (Netherlands)	49,143	979,459
Aflac, Inc.	50,500	2,376,530
Allianz AG (Germany)	11,366	2,338,215
Allstate Corp. (The)	67,500	4,054,050
AMBAC Financial Group, Inc.(b)	11,300	976,207
American International Group, Inc.	274,988	18,484,694
AON Corp.(b)	34,200	1,298,232
Aviva PLC (United Kingdom)	85,093	1,253,362
AXA SA (France)	19,383	821,834
Chubb Corp.	45,800	2,366,486
Cincinnati Financial Corp.	17,837	756,289
CNP Assurances (France)	2,118	246,660
Codan A/S	1,320	124,717
Genworth Financial, Inc.(b)	44,900	1,568,806
Hartford Financial Services Group, Inc.	33,100	3,163,698
Lincoln National Corp.(b)	30,917	2,095,863
Loews Corp.	45,800	2,080,694
Marsh & McLennan Cos., Inc.	57,300	1,678,317
MBIA, Inc.	14,350	939,782
MetLife, Inc.	78,600	4,963,590
Muenchener Rueckversicherungs—Gesellschaft AG (Germany)	8,091	1,364,550
Old Mutual PLC	19,030	61,452
Principal Financial Group	27,900	1,670,373
Progressive Corp. (The)	76,500	1,669,230
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	272,806	869,681
SAFECO Corp.	11,000	730,730
Swiss Reinsurance (Switzerland)	16,967	1,549,880
Topdanmark A/S (Denmark)(a)	600	116,176
Torchmark Corp.	9,000	590,310
Travelers Cos., Inc. (The)	74,635	3,863,854
UnumProvident Corp.(b)	32,210	741,796
XL Capital Ltd. “Class A” (Bermuda)(b)	18,900	1,322,244

Zurich Financial Services AG (Switzerland)	5,755	1,661,166

		70,673,319

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	29,500	1,173,805
Experian Group Ltd. (Ireland)	9,339	107,601
Home Retail Group (United Kingdom)	67,186	587,020
IAC/InterActiveCorp (a)(b)	20,700	780,597

		2,649,023

Internet Software & Services — 0.7%
eBay, Inc.(a)	129,100	4,279,665
Google, Inc. “Class A”(a)	22,600	10,354,416
Verisign, Inc.(a)	16,500	414,480
Yahoo!, Inc.(a)(b)	124,900	3,908,121

		18,956,682

IT Services — 0.6%
Affiliated Computer Services, Inc.(a)	10,400	612,352
Automatic Data Processing, Inc.	57,700	2,792,679
Cognizant Technology Solutions Corp. (a)	14,900	1,315,223
Computer Sciences Corp.(a)	17,400	907,062
Computershare Ltd.	32,890	288,733
Convergys Corp.(a)	14,800	376,068
Electronic Data Systems Corp.	54,100	1,497,488
Fidelity National Information Services, Inc.	14,600	663,716
First Data Corp.	74,610	2,007,008
Fiserv, Inc.(a)	21,300	1,130,178
NTT Data Corp. (Japan)	181	920,053
Paychex, Inc.	36,800	1,393,616
Sabre Holdings Corp.	14,526	475,727
Unisys Corp.(a)	31,500	265,545
Western Union Co.	80,610	1,769,390

		16,414,838

Leisure Equipment & Products — 0.2%
Brunswick Corp.	7,200	229,320
Eastman Kodak Co.(b)	20,400	460,224
FUJIFILM Holdings Corp. (Japan)	12,700	519,467
Hasbro, Inc.	15,800	452,196
Mattel, Inc.	42,651	1,175,889
Nikon Corp. (Japan)	42,000	885,692
Yamaha Corporation (Japan)	30,500	680,711

		4,403,499

Life Sciences, Tools & Services — 0.1%
Applera Corp.—Applied Biosystems Group	20,300	600,271
Millipore Corp.(a)	4,700	340,609
PerkinElmer, Inc.	12,800	310,016
Thermo Electron Corp.(a)(b)	36,700	1,715,725
Waters Corp.(a)	9,600	556,800

		3,523,421

Machinery — 1.0%
Amada Co. Ltd. (Japan)	30,000	342,923
Caterpillar, Inc.	66,700	4,470,900
Cummins, Inc.(b)	5,400	781,488
Daifuku Co. Ltd.	13,900	201,470
Danaher Corp.	24,800	1,771,960
Deere & Co.	23,300	2,531,312
Dover Corp.	22,500	1,098,225
Eaton Corp.	16,400	1,370,384
Hitachi Construction Machinery Co. Ltd. (Japan)	7,400	200,322
Illinois Tool Works, Inc.	44,300	2,285,880
Ingersoll-Rand Co. Ltd. “Class A” (Bermuda)	32,700	1,418,199
ITT Corp.	19,200	1,158,144
Komatsu Ltd. (Japan)	55,000	1,157,502
Komori Corp. (Japan)	22,000	512,475
Koyo Seiko Co. Ltd.	10,300	180,495
Kubota Corp. (Japan)	40,000	350,645
MAN AG (Germany)	7,561	878,728
Mitsubishi Heavy Industries Ltd. (Japan)	37,000	239,257
NSK Ltd. (Japan)	43,000	410,149
NTN Corp. (Japan)	10,000	86,558
Paccar, Inc.	26,262	1,927,631
Pall Corp.	10,000	380,000
Parker Hannifin Corp.	13,710	1,183,310
Sumitomo Heavy Industries Ltd. (Japan)	8,000	79,701
Terex Corp.(a)	11,400	818,064
Trelleborg AB “B Shares” (Sweden)	6,600	171,550
Vallourec	1,494	382,346
Volvo AB “B Shares” (Sweden)	8,400	707,338

		27,096,956

Marine — 0.1%
Kawasaki Kisen Kaisha Ltd. (Japan)	16,000	151,799
Mitsui O.S.K. Lines Ltd. (Japan)	102,000	1,132,179
Neptune Orient Lines Ltd.	50,000	106,779
Nippon Yusen KK (Japan)	43,000	344,832

		1,735,589

Media — 1.8%
CBS Corp. “Class B”	80,334	2,457,417
Clear Channel Communications, Inc.	49,600	1,737,984
Comcast Corp. “Class A”(a)(b)	319,590	8,293,360
Daily Mail & General Trust PLC	3,834	61,263
DIRECTV Group, Inc. (The) (a)	76,000	1,753,320
Dow Jones & Co., Inc.(b)	6,800	234,396
E.W. Scripps Co.	8,600	384,248
EMAP PLC (United Kingdom)	10,434	155,328
Eniro AB (Sweden)	15,000	189,573
Gannett Co., Inc.	25,200	1,418,508
Interpublic Group of Cos., Inc.(a)(b)	37,200	457,932
McGraw-Hill Cos., Inc. (The)(b)	38,100	2,395,728
Meredith Corp.	2,700	154,953
New York Times Co. (The) “Class A”(b)	17,800	418,478

News Corp. “Class A”	234,500	5,421,640
Omnicom Group, Inc.	17,400	1,781,412
Reed Elsener PLC (UK)	7,548	90,234
Reed Elsevier NV (New Zealand)	17,760	314,114
Time Warner, Inc.	414,700	8,177,884
Tribune Co.	18,850	605,274
Viacom, Inc. “Class B”(a)	72,234	2,969,540
Vivendi (France)	42,595	1,730,907
Walt Disney Co.	219,100	7,543,613

		48,747,106

Metals & Mining — 0.8%
Acerinox SA (Spain)	18,445	469,385
Alcoa, Inc.	91,140	3,089,647
Allegheny Technologies, Inc.(b)	9,000	960,210
Anglo American PLC (United Kingdom)	30,860	1,625,681
BHP Billiton Ltd. (Australia)	11,895	287,669
BHP Billiton PLC (United Kingdom)	11,721	261,328
Boehler-Uddeholm AG (Austria)	1,268	121,957
Freeport-McMoRan Copper & Gold, Inc.	36,194	2,395,681
JFE Holdings, Inc. (Japan)	24,400	1,443,211
Newmont Mining Corp. (Netherlands)	46,900	1,969,331
Nippon Light Metal Co. Ltd. (Japan)	37,000	104,871
Nippon Steel Corp. (Japan)	69,000	484,827
Nucor Corp.	32,200	2,097,186
Outokumpu Oyj “Class A” (Finland)	18,000	618,683
Rautaruukki Oyj	1,900	88,554
Rio Tinto Group PLC (United Kingdom)	25,934	1,481,010
Salzgitter AG (Germany)	1,493	217,591
SSAB Svenskt Stal Aktiebolaget (Sweden)	1,682	51,909
Sumitomo Metal Industries Ltd. (Japan)	258,000	1,333,350
ThyssenKrupp AG (Germany)	25,213	1,247,531
United States Steel Corp.	11,400	1,130,538
Xstrata PLC (Switzerland)	10,090	518,627
Zinifex Ltd. (Australia)	5,121	65,383

		22,064,160

Multiline Retail — 0.7%
Big Lots, Inc.(a)	14,100	441,048
Dillard’s, Inc.	7,800	255,294
Dollar General Corp.	29,356	620,879
Family Dollar Stores, Inc.	13,700	405,794
Federated Department Stores, Inc.	55,174	2,485,589
J.C. Penney Co., Inc.	27,400	2,251,184
Kohl’s Corp.(a)	33,700	2,581,757
Marks & Spencer Group PLC (United Kingdom)	66,968	891,510
Nordstrom, Inc.	23,400	1,238,796
Sears Holding Corp.(a)	8,542	1,538,927
Target Corp.	90,500	5,363,030

		18,073,808

Multi-Utilities — 0.7%
Ameren Corp.	21,400	1,076,420
CenterPoint Energy, Inc.(b)	27,800	498,732

CMS Energy Corp.	25,000	445,000
Consolidated Edison, Inc.(b)	27,000	1,378,620
Dominion Resources, Inc.	35,816	3,179,386
DTE Energy Co.(b)	20,000	958,000
Integrys Energy Group, Inc.	5,620	311,966
KeySpan Corp.	18,200	748,930
National Grid PLC (United Kingdom)	93,691	1,470,346
NiSource, Inc.	29,500	720,980
PG&E Corp.	37,000	1,785,990
Public Service Enterprise Group, Inc.	27,100	2,250,384
RWE AG (Germany)	2,557	270,528
Sempra Energy	27,819	1,697,237
TECO Energy, Inc.	22,300	383,783
Xcel Energy, Inc.	39,110	965,626

		18,141,928

Office Electronics — 0.2%
Canon, Inc. (Japan)	29,550	1,587,335
Konica Corp. (Japan)	8,000	105,092
Ricoh Co. Ltd. (Japan)	48,000	1,081,466
Xerox Corp.(a)	98,100	1,656,909

		4,430,802

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	48,354	2,078,255
Apache Corp.	35,214	2,489,630
BP PLC (United Kingdom)	331,078	3,596,337
Chesapeake Energy Corp.	45,600	1,408,128
Chevron Corp.	226,422	16,746,170
ConocoPhillips	173,177	11,836,648
CONSOL Energy, Inc.	17,300	676,949
Devon Energy Corp.	46,300	3,204,886
El Paso Corp.	76,136	1,101,688
ENI SpA (Italy)	58,785	1,912,933
EOG Resources, Inc.	24,800	1,769,232
Exxon Mobil Corp.(b)	599,240	45,212,657
Hess Corp.	24,800	1,375,656
Kinder Morgan, Inc.	10,800	1,149,660
Marathon Oil Corp.	36,491	3,606,406
Murphy Oil Corp.	19,500	1,041,300
Neste Oil Oyj (Finland)	24,400	840,941
Nippon Oil Corp. (Japan)	88,000	713,917
Norsk Hydro ASA (Norway)	3,654	121,133
Occidental Petroleum Corp.	91,900	4,531,589
Origin Energy Ltd.	11,521	83,988
Peabody Energy Corp.	22,800	917,472
Repsol YPF SA (Spain)	8,111	273,476
Royal Dutch Shell (Netherlands)	34,918	1,161,941
Royal Dutch Shell PLC “B Shares” (Netherlands)	57,915	1,927,195
Santos Ltd. (Australia)	31,077	255,216
Spectra Energy Corp.	65,662	1,724,941
Sunoco, Inc.	12,300	866,412
Total SA (France)	17,654	1,236,928
Valero Energy Corp.	62,600	4,037,074
Williams Cos., Inc.	60,500	1,721,830

XTO Energy, Inc.	37,233	2,040,741

		121,661,329

Paper & Forest Products — 0.2%
International Paper Co.(b)	46,873	1,706,177
MeadWestvaco Corp.	20,714	638,820
Svenska Cellulosa AB (SCA) “B Shares” (Sweden)	21,800	1,167,612
Weyerhaeuser Co.(b)	22,300	1,666,702

		5,179,311

Personal Products — 0.1%
Avon Products, Inc.(b)	44,400	1,654,344
Estee Lauder Cos., Inc. (The) “Class A”	13,500	659,475

		2,313,819

Pharmaceuticals — 3.4%
Abbott Laboratories	161,700	9,022,860
Allergan, Inc.(b)	14,100	1,562,562
Altana AG (Germany)	10,406	676,274
AstraZeneca PLC (United Kingdom)	35,709	1,921,176
Barr Pharmaceuticals, Inc.(a)	11,500	533,025
Bristol-Myers Squibb Co.	207,400	5,757,424
Eisai Co. Ltd. (Japan)	1,100	52,741
Eli Lilly & Co.	102,900	5,526,759
Forest Laboratories, Inc.(a)(b)	33,000	1,697,520
GlaxoSmithKline PLC (United Kingdom)	84,951	2,335,371
Johnson & Johnson	303,748	18,303,854
King Pharmaceuticals, Inc.(a)	28,366	557,959
Merck & Co., Inc.	225,500	9,960,335
Mylan Laboratories, Inc.	20,900	441,826
Novartis AG (Switzerland)	17,746	1,017,896
Novo Nordisk, Inc. (Denmark)	8,050	734,606
Orion Oyj (Finland)	2,223	53,571
Pfizer, Inc.	756,545	19,110,328
Roche Holding AG (Switzerland)	10,978	1,942,369
Sanofi-Aventis (France)	12,308	1,070,347
Schering-Plough Corp.	153,400	3,913,234
Takeda Pharmaceutical Co. Ltd. (Japan)	5,400	354,226
Tanabe Seiyaku Co. Ltd.	16,000	217,651
Watson Pharmaceuticals, Inc.(a)	12,200	322,446
Wyeth	142,000	7,104,260

		94,190,620

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. “Class A”	10,800	623,052
Archstone-Smith Trust	23,300	1,264,724
AvalonBay Communities, Inc.(b)	6,500	845,000
Boston Properties, Inc.	11,800	1,385,320
British Land Co. PLC (United Kingdom)	6,336	190,515
Cofinimmo SA	318	66,226
Developers Diversified Realty Corp.	8,300	522,070
Equity Residential	30,300	1,461,369
General Property Trust (Australia)	216,607	865,769

Host Marriot Corp. (REIT)	42,500	1,118,175
Kimco Realty Corp.(b)	21,500	1,047,910
Land Securities Group PLC	5,256	221,340
Mirvac Group (Australia)	28,849	122,311
Plum Creek Timber Co., Inc.	14,100	555,822
ProLogis	27,100	1,759,603
Public Storage, Inc.	10,300	975,101
Simon Property Group, Inc.	22,100	2,458,625
Stockland Trust Group	25,022	164,999
Vornado Realty Trust(b)	13,000	1,551,420

		17,199,351

Real Estate Management & Development — 0.1%
CapitaLand Ltd.	30,000	158,191
CB Richard Ellis Group, Inc.(a)	18,800	642,584
City Developments Ltd. (Singapore)	6,000	57,740
Immofinanz Immobilien Anlagen (Australia)(a)	7,831	125,532
K.K. Davinci Advisors (Japan)(a)	86	91,955
Lend Lease Corp. Ltd. (Australia)	17,729	286,748
New World Development Ltd.	74,000	167,822
Realogy Corp.(a)	20,775	615,148
Sumitono Realty & Development Co. Ltd. (Japan)	7,000	265,530
Swire Pacific Ltd. (Hong Kong)	19,500	218,871
Wharf Holdings (Hong Kong)	139,000	515,902
Wihlborgs Fastigheter AB	2,924	62,811

		3,208,834

Road & Rail — 0.4%
Burlington Northern Santa Fe Corp.	36,200	2,911,566
CSX Corp.	43,600	1,746,180
Nippon Express Co. Ltd. (Japan)	30,000	188,136
Norfolk Southern Corp.	42,100	2,130,260
Ryder System, Inc.	6,900	340,446
Seino Transportation Co. Ltd. (Japan)	8,000	75,560
Toll Holdings Ltd. (Australia)	10,868	180,263
Union Pacific Corp.	28,200	2,863,710

		10,436,121

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	34,300	447,958
Altera Corp.(a)(b)	23,200	463,768
Analog Devices, Inc.	37,700	1,300,273
Applied Materials, Inc.	156,900	2,874,408
ASM Pacific Technology Ltd. (Hong Kong)	7,000	41,300
ASML Holding N.V.(a)	16,853	416,265
Broadcom Corp. “Class A”(a)	43,950	1,409,477
Elpida Memory, Inc. (Japan)(a)	5,800	224,932
Intel Corp.	599,000	11,458,871
KLA-Tencor Corp.	20,500	1,093,060
Linear Technology Corp.(b)	31,000	979,290
LSI Logic Corp.(a)(b)	47,100	491,724
Maxim Integrated Products, Inc.	23,600	693,840
Micron Technology, Inc.(a)	58,400	705,472
National Semiconductor Corp.	29,100	702,474

Novellus Systems, Inc.(a)(b)	16,000	512,320
NVIDIA Corp.(a)(b)	40,600	1,168,468
PMC—Sierra, Inc.(a)(b)	10,000	70,100
Sumco Corp. (Japan)	9,600	399,185
Teradyne, Inc.(a)	22,100	365,534
Texas Instruments, Inc.	157,400	4,737,740
Tokyo Electron Ltd. (Japan)	15,800	1,104,820
Xilinx, Inc.(b)	40,000	1,029,200

		32,690,479

Software — 1.6%
Adobe Systems, Inc.(a)	62,000	2,585,400
Autodesk, Inc.(a)	23,300	876,080
BMC Software, Inc.(a)	19,100	588,089
Business Objects SA(a)	3,160	115,030
CA, Inc.	45,464	1,177,972
Citrix Systems, Inc.(a)	16,400	525,292
Compuware Corp.(a)	28,000	265,720
Electronic Arts, Inc.(a)	33,100	1,666,916
Intuit, Inc.(a)	38,200	1,045,152
Microsoft Corp.	911,700	25,409,079
Nintendo Co. Ltd. (Japan)	900	261,584
Novell, Inc.(a)	24,200	174,724
Oracle Corp.(a)	419,500	7,605,535
Symantec Corp.(a)	99,578	1,722,699

		44,019,272

Specialty Retail — 1.0%
Abercrombie & Fitch Co.	6,200	469,216
Aoyama Trading Co. Ltd. (Japan)	5,600	177,733
Autobacs Seven Co. Ltd. (Japan)	1,600	57,298
AutoNation, Inc.(a)	16,974	360,528
AutoZone, Inc.(a)	4,800	615,072
Bed Bath & Beyond, Inc.(a)	22,800	915,876
Best Buy Co., Inc.	43,225	2,105,922
Circuit City Stores, Inc.	17,200	318,716
Gap, Inc. (The)	52,700	906,967
H&M AB “B Shares” (Sweden)	5,400	310,878
Home Depot, Inc.	215,050	7,900,937
Limited Brands, Inc.	37,506	977,406
Lowe’s Cos., Inc.	161,100	5,073,039
Office Depot, Inc.(a)	27,800	976,892
OfficeMax, Inc.	7,500	395,550
RadioShack Corp.(b)	4,700	127,041
Sherwin-Williams Co. (The)	11,800	779,272
Staples, Inc.	74,849	1,934,098
Tiffany & Co.	15,200	691,296
TJX Cos., Inc. (The)	46,000	1,240,160

		26,333,897

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	44,500	2,227,225
Folli—Follie SA (Greece)	1,260	44,099
Jones Apparel Group, Inc.	12,600	387,198

Liz Claiborne, Inc.(b)	10,900	467,065
NIKE, Inc. “Class B”	19,200	2,040,192
Polo Ralph Lauren Corp.	5,300	467,195
Swatch Group AG (Switzerland)	5,674	303,276
VF Corp.	10,100	834,462

		6,770,712

Thrifts & Mortgage Finance — 0.7%
Countrywide Financial Corp.(b)	65,100	2,189,964
Fannie Mae	101,300	5,528,954
Freddie Mac	71,500	4,253,535
Hudson City Bancorp, Inc.	36,400	497,952
MGIC Investment Corp.(b)	8,800	518,496
Sovereign Bancorp, Inc.(b)	38,955	991,015
Washington Mutual, Inc.	98,978	3,996,732

		17,976,648

Tobacco — 0.8%
Altria Group, Inc.(a)	217,700	19,116,238
British American Tobacco (United Kingdom)	14,188	443,645
Gallaher Group, PLC	18,294	407,877
Imperial Tobacco Group (United Kingdom)	16,870	755,244
Reynolds American, Inc.(b)	19,400	1,210,754
Swedish Match AB (Sweden)	35,400	632,433
UST, Inc.	16,900	979,862

		23,546,053

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	79,000	783,028
Marubeni Corp. (Japan)	97,000	589,375
Mitsubishi Corp. (Japan)	12,200	283,155
Mitsui & Co. Ltd. (Japan)	73,000	1,362,866
Sumitomo Corp. (Japan)	39,000	701,629
W.W. Grainger, Inc.	8,200	633,368

		4,353,421

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	44,000	171,191
Kamigumi Co. Ltd. (Japan)	12,000	103,259
Macquarie Infrastructure Group	367,455	1,141,663

		1,416,113

Wireless Telecommunication Services — 0.4%
Alltel Corp.	38,700	2,399,400
Bouygues SA (France)	1,287	99,458
Cosmote Mobile Telecommunication SA	13,470	403,422
Mobistar SA (Belgium)	1,317	111,364
Sprint Nextel Corp.	305,177	5,786,155
Vodafone Group PLC (UK)	1,132,143	3,018,781

		11,818,580

TOTAL COMMON STOCKS		1,521,380,461

(cost $ 1,069,321,898)

PREFERRED STOCK — 0.1%
Automobiles — 0.1%
Porsche AG (Germany)
(cost $1,008,430)	859	1,311,042

	Units

RIGHTS
Diversified Financial Services
Suncorp Metway—Rights (Australia)(a)
(cost $0)	1,411	6,051

Total long-term investments
(cost $1,070,330,328)		1,522,697,554

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	(Value)
LONG-TERM BONDS — 33.3%

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.(k)
4.75%	08/15/10	Baa2	2,000	1,971,349
Boeing Capital Corp.
6.10%	03/01/11	A2	975	1,011,935
Goodrich Corp.
6.80%	07/01/36	Baa3	1,301	1,401,913
Lockheed Martin Corp.
6.15%	09/01/36	Baa1	670	695,124
Northrop Grumman Corp.
7.125%	02/15/11	Baa2	1,025	1,096,156
Raytheon Co.
4.50%	11/15/07	Baa1	194	192,974
5.50%	11/15/12	Baa1	625	635,814
6.55%	03/15/10	Baa1	1,150	1,200,198
8.30%	03/01/10	Baa1	700	762,965

				8,968,428

Airlines — 0.1%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	1,460	1,492,850
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	349	361,964
6.703%	06/15/21	Baa2	183	189,908
Southwest Airlines Co.
6.50%	03/01/12	Baa1	965	1,008,486

				3,053,208

Asset Backed Securities — 1.4%
American Express Credit Account Master Trust I,(h)
Series 2004-4, Class C
5.79%	03/15/12	Baa1	1,510	1,518,966
Series 2004-C, Class C
5.82%	02/15/12	Baa1	837	839,017
Amortizing Residential Collateral Trust,
Series 2002-BC9, Class M1(h)
6.97%	12/25/32	Aa2	2,664	2,666,540
Bank of America Credit Card,
Series 2006, Class C5(h)
5.72%	01/15/16	Baa2	4,159	4,165,676
Bank One Issuance Trust,
Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,427,706
CDC Mortgage Capital Trust,(h)
Series 2002-HE3, Class M1
6.97%	03/25/33	Aa2	1,293	1,294,178
Series 2003-HE1, Class M2
8.245%	08/25/33	A2	103	102,725
Centex Home Equity,
Series 2005-A, Class M2(h)
5.82%	01/25/35	Aa2	2,250	2,252,079
Citibank Credit Card Issuance Trust,
Series 2006-C1, Class C1(h)
5.72%	02/20/15	Baa2	1,500	1,506,822
Credit-Based Asset Servicing and Securitization,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,730,160
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,652,479
First Franklin Mortgage Loan Trust,
Series 2005-FFH1, Class M2(h)
5.84%	06/25/36	Aa2	1,800	1,804,131
HFC Home Equity Loan Trust,
Series 2005-2, Class M2(h)
5.81%	01/20/35	Aa1	822	819,944
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,483,502
Morgan Stanley ABS Capital I,
Series 2004-NC3, Class M2(h)
6.42%	03/25/34	A2	1,800	1,807,051
Morgan Stanley Dean Witter Capital I, (h)
Series 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,850	1,866,430
Series 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,879	1,879,900
Prestige Auto Receivables Trust,
Series 2004-1, Class A2
3.69%	06/15/11	Aaa	522	519,031
Saxon Asset Securities Trust,
Series 2005-2, Class M2(h)
5.76%	10/25/35	Aa2	1,480	1,482,837
Securitized Asset Backed Receivables LLC, (h)
Series 2006-FR3, Class A3

5.57%	05/25/36	Aaa	1,400	1,407,284
Series 2004-OP1, Class M1
5.83%	02/25/34	Aa2	1,660	1,663,305
SVO VOI Mortgage Corp.,
Series 2005-AA, Class A
5.25%	02/20/21	Aaa	900	899,107
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	625	617,801

				37,406,671

Automotive — 0.2%
Auburn Hills Trust, Inc.
12.375%	05/01/20	Baa1	640	1,011,530
Equus Cayman Finance Ltd. (Cayman Islands)(k)
5.50%	09/12/08	Baa3	410	410,556
Hyundai Motor Manufacturing LLC(k)
5.30%	12/19/08	Baa3	650	649,232
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	235	232,724
Oshkosh Truck Corp. Bank Loan (h)(l)
7.35%	12/06/13	Ba3	1,995	2,001,769

				4,305,811

Banking — 0.7%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	550	632,500
Bank of America NA
5.30%	03/15/17	Aa1	850	836,000
6.00%	10/15/36	Aa1	1,300	1,301,762
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,705,480
Citigroup, Inc.
5.625%(b)	08/27/12	Aa2	1,900	1,934,417
6.125%	08/25/36	Aa2	725	736,383
DEPFA ACS Bank (Ireland)(k)
5.125%	03/16/37	Aaa	1,325	1,261,544
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	242,669
ICICI Bank Ltd. (India)(h)(k)
5.90%	01/12/10	Baa2	1,880	1,882,183
ICICI Bank Ltd. (Singapore)(k)
5.75%	11/16/10	Baa2	1,350	1,357,853
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa2	975	955,772
6.50%	01/15/09	Aa3	1,100	1,119,561
J.P. Morgan Chase Capital XVIII, Series R
6.95%	08/17/36	Aa3	690	719,150
Mizuho Finance Group Ltd. (Cayman Islands)(k)
5.79%	04/15/14	A2	1,060	1,079,981
MUFG Capital Finance Group Ltd. (Cayman Islands)(g)
6.346%	07/29/49	Baa2	800	825,742
PNC Preferred Funding Trust I(k)
6.113%	12/31/49	A2	700	695,390
Santander Central Hispano Issuances Ltd. (Cayman Islands)

7.625%	09/14/10		A1		805	873,180
Washington Mutual, Inc.
5.65%	08/15/14		A2		270	268,553
Wells Fargo Bank
6.45%	02/01/11		Aa1		90	94,253

						19,522,373

Brokerage — 0.4%
BCP Crystal US Holdings Corp.
9.625%	06/15/14		B	(d)	22	24,990
Bear Stearns Companies, Inc. (The)
5.30%	10/30/15		A1		550	541,610
5.35%	02/01/12		A1		740	741,450
Goldman Sachs Group, Inc. (The)
5.625%(b)	01/15/17		A1		765	757,731
6.45%	05/01/36		A1e		1,770	1,797,961
Lehman Brothers Holdings, Inc.(b)
5.25%	02/06/12		A1		1,850	1,848,304
Merrill Lynch & Co., Inc.
4.25%	02/08/10		Aa3		1,470	1,434,254
4.79%	08/04/10		Aa3		375	371,226
5.45%	07/15/14		Aa3		200	200,228
5.77%	07/25/11	(b)	Aa3		355	363,148
Morgan Stanley Group, Inc.
4.75%	04/01/14		A1		1,510	1,434,178
5.75%	10/18/16		Aa3		1,860	1,870,799

						11,385,879

Building Materials & Construction — 0.2%
American Standard, Inc.
7.625%	02/15/10		Baa3		1,000	1,059,798
CRH America, Inc.
6.00%	09/30/16		Baa1		660	669,043
Hanson PLC (United Kingdom)
7.875%	09/27/10		Baa1		1,270	1,373,562
Lafarge SA
6.15%	07/15/11		Baa2		1,100	1,134,476
Owens Corning, Inc.(k)
6.50%	12/01/16		Baa3		530	541,341
Ryland Group, Inc.
5.375%	06/01/08		Baa3		575	574,171

						5,352,391

Cable — 0.3%
AT&T Broadband
9.455%	11/15/22		Baa2		115	149,338
Comcast Corp.
6.45%	03/15/37		Baa2		45	45,051
Cox Communications, Inc.
6.75%	03/15/11		Baa3		1,195	1,256,845
7.875%	08/15/09		Baa3		1,160	1,228,880
CSC Holdings, Inc.
7.875%	12/15/07		B2		2,135	2,159,019
Insight Midwest Holdings LLC, Bank Loan(h)(l)

6.61%	10/06/13	Ba3	1,800	1,812,749
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,890,755

				8,542,637

Capital Goods — 0.5%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	782,080
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,049,006
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	424,499
Erac USA Finance Co.(k)
7.35%	06/15/08	Baa1	2,450	2,494,330
FedEx Corp.
2.65%	04/01/07	Baa2	2,100	2,099,841
7.25%	02/15/11	Baa2	480	512,487
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,167,657
Tyco International Group SA (Luxembourg)
6.00%	11/15/13	Baa3	1,530	1,608,324
United Technologies Corp.(f)
6.35%	03/01/11	A2	810	847,450
8.875%	11/15/19	A2	640	830,281

				11,815,955

Chemicals — 0.1%
Dow Chemical Co.
5.97%	01/15/09	A3	430	434,325
6.125%	02/01/11	A3	690	709,009
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	783,133
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,076,811
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	536,065

				3,539,343

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,343	4,366,154
Bank of America Mortgage Securities, Inc., (h)
Series 2005-A, Class 2A1
4.462%	02/25/35	Aaa	1,405	1,382,218
Bank of America Mortgage Securities, Inc., (h)
Series 2005-B, Class 2A1
4.387%	03/25/35	Aaa	1,350	1,325,376
Countrywide Alternative Loan Trust, Pass-Thru Certificates,
Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,218	2,169,453
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,881	2,829,687

Master Alternative Loans Trust, Pass-Thru Certificates,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa		563	551,812
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa		1,388	1,384,214
Washington Mutual Alternative Loan Trust,
Mortgage Pass-Thru Certificates,
Series 2005-1, Class 3A
5.00%	03/25/20	AAA	(d)	1,259	1,245,748
Washington Mutual, Inc.,
Series 2002-AR15, Class A-5(h)
4.38%	12/25/32	Aaa		684	678,472

					15,933,134

Commercial Mortgage Backed Securities — 4.3%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3
4.873%	03/11/41	AAA	(d)	3,350	3,310,335
Series 2004-2, Class A4
4.153%	11/10/38	Aaa		3,680	3,552,896
Series 2004-3, Class A4
5.176%	06/10/39	Aaa		2,000	2,002,104
Series 2005-1, Class ASB(h)
5.018%	11/10/42	AAA	(d)	1,100	1,096,841
Series 2006-2 A4
5.930%	05/10/45	AAA	(d)	4,400	4,540,562
Series 2007-1, Class A4
5.451%	01/15/49	Aaa		3,500	3,511,119
Bear Stearns Commercial Mortgage Securities, (h)
Series 2004-T16, Class A6
4.75%	02/13/46	AAA	(d)	3,500	3,387,199
Series 2005-T18, Class AAB
4.823%	02/13/42	Aaa		2,250	2,203,917
Series 2005-T20, Class AAB
5.1394%	10/12/42	Aaa		3,000	2,999,995
Commercial Mortgage Pass-Thru Certificate,
Series 2004-LB2A, Class X2, I/O(k)
1.112%	03/10/39	AAA	(d)	15,950	416,773
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa		1,500	1,450,376
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(h)
5.56%	02/15/39	AAA	(d)	4,330	4,392,124
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa		5,000	5,028,110
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa		2,205	2,190,767
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA	(d)	3,184	3,379,506
GE Commercial Mortgage Corp.,
Series 2004-C2, Class X2, I/O(k)
0.763%	03/10/40	Aaa		30,083	548,811

Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa		5,000	4,723,521
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2
7.371%	08/15/32	Aaa		6,085	6,386,369
Series 2005-CB13, Class A4
5.2943%	01/12/43	Aaa		2,800	2,801,378
Series 2005-LDP5, Class A4(h)
5.1793%	12/15/44	Aaa		3,630	3,619,110
Series 2006-CB16, Class ASB(h)
5.523%	05/12/45	Aaa		2,000	2,025,272
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa		5,100	5,112,957
Series 2006-LDP6, Class X2, I/O(h)
0.088%	04/15/43	Aaa		161,659	908,702
Series 2005-LDP2, Class ASB(h)
4.659%	07/15/42	Aaa		6,380	6,219,542
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa		2,000	2,005,976
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa		10,545	11,140,424
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa		2,720	2,687,831
Series 2004-C6, Class A5(h)
4.826%	08/15/29	AAA	(d)	5,000	4,920,353
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa		695	668,883
Series 2006-C3, Class A4
5.661%	03/15/39	Aaa		4,950	5,055,696
Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa		1,900	1,850,404
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4(h)
5.9098%	06/12/46	Aaa		2,210	2,303,713
Series 2007-5, Class A4
5.378%	01/12/17	Aaa		3,400	3,391,174
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4
5.7749%	10/15/42	AAA	(d)	2,600	2,676,783
Series 2007-HQ11, Class AAB
5.444%	02/20/44	Aaa		4,400	4,424,910
Wachovia Bank Commercial Mortgage Trust, (m)
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa		1,700	1,681,931

					118,616,364

Consumer — 0.3%
K Hovnanian Enterprises, Inc.
10.50%	10/01/07	Ba1		3,865	3,922,974
Procter & Gamble Co. (The)
5.55%	03/05/37	Aa3		1,855	1,804,793
Realogy Corp.(k)
7.15%	10/15/11	Baa3		125	127,813

Western Union Telegram Co. (The)
5.93%	10/01/16	A3	565	566,215
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,069,081

				7,490,876

Electric — 0.8%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	771,447
Arizona Public Services Co.
6.25%	08/01/16	Baa2	170	175,433
Baltimore Gas & Electric(k)
6.35%	10/01/36	Baa2	530	539,182
Carolina Power & Light Co.
5.25%	12/15/15	A3	660	650,897
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,078,535
6.95%	03/15/33	Baa2	300	327,968
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	821,342
Consumers Energy Co., First Mortgage Bonds, Series D
5.375%	04/15/13	Baa2	435	434,438
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,255,433
Duke Capital LLC
6.25%	02/15/13	Baa1	205	209,874
8.00%	10/01/19	Baa1	140	159,970
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	814,850
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,429,378
8.625%	08/01/15	Baa3	310	365,793
Energy East Corp.
6.75%	09/15/33	Baa2	140	146,920
Exelon Corp.
4.90%	06/15/15	Baa2	195	182,212
FirstEnergy Corp.
7.375%	11/15/31	Baa3	720	817,968
Florida Power & Light Co.
5.95%	10/01/33	Aa3	380	389,173
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	556,962
Nevada Power Co.
6.50%	05/15/18	Ba1	1,180	1,232,127
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	470,014
NSTAR Electric Co.
4.875%	04/15/14	A1	730	709,889
Ohio Edison Co.
6.40%	07/15/16	Baa2	730	769,043
6.875%	07/15/36	Baa2	135	146,428
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	483,862
7.00%	09/01/22	Baa2	545	583,844
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,613,939

Pepco Holdings, Inc.
5.50%	08/15/07	Baa3	735	734,713
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,942,928
Southern California Edison Co.
4.65%	04/01/15	A2	610	581,760
5.625%	02/01/36	A2	340	329,327
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	768,012
6.50%	07/01/36	Baa1	445	467,773
7.00%	12/01/10	Baa1	250	265,314

				22,226,748

Energy - Integrated — 0.2%
ConocoPhillips Canada Funding Co. (Canada)
5.625%	10/15/16	A1	1,325	1,346,954
5.95%	10/15/36	A1	260	262,895
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,108,934
TNK-BP Finance(k)
7.50%	07/18/16	Baa2	1,365	1,440,075

				5,158,858

Energy - Other — 0.2%
Anadarko Finance (Canada)
7.50%	05/01/31	Baa3	5	5,519
Devon Energy Corp.
7.875%	09/30/31	Baa2	280	331,906
Encana Corp. (Canada)
6.50%	08/15/34	Baa2	255	264,615
Gaz Capital for Gazprom (Luxembourg)(b)(k)
6.51%	03/07/22	A3	2,100	2,131,499
Halliburton Co.
5.50%	10/15/10	Baa1	200	202,160
Talisman Energy, Inc. (Canada)
5.125%	05/15/15	Baa2	185	176,766
6.25%	02/01/38	Baa2	510	483,922
Valero Energy Corp.
7.50%	04/15/32	Baa3	185	210,221
Weatherford International, Inc.
6.50%	08/01/36	Baa1	575	574,932
Woodside Finance Ltd. (Australia)(k)
5.00%	11/15/13	Baa1	1,660	1,617,994
XTO Energy, Inc.
5.65%	04/01/16	Baa2	335	333,832

				6,333,366

Foods — 0.5%
Aramark Corp. Bank Loan(h)(l)
7.445%	01/26/14	Ba3	132	132,042
7.47%	01/19/14	Ba3	1,868	1,873,411
Archer-Daniels-Midland Co.
8.125%	06/01/12	A2	195	220,120
Bottling Group LLC
5.50%	04/01/16	A3	415	417,336

Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	964,097
Cadbury Schweppes American Finance, Inc.(k)
3.875%	10/01/08	Baa2	1,050	1,027,966
ConAgra Foods, Inc.
7.125%	10/01/26	Baa2	290	316,295
7.875%	09/15/10	Baa2	585	633,277
HJ Heinz Co.(k)
6.428%	12/01/08	Baa2	1,620	1,647,994
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,350,507
Kraft Foods, Inc.
5.25%	06/01/07	A3	400	399,768
5.625%	11/01/11	A3	965	976,768
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	227,536
6.80%	04/01/11	Baa2	575	603,138
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	263,858
Tyson Foods, Inc.
6.85%	04/01/16	Ba1	785	814,290
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,682,277

				13,550,680

Foreign Government Bonds — 0.1%
Pemex Project Funding Master Trust
5.75%	12/15/15	Baa1	1,610	1,613,220
8.625%	12/01/23	Baa1	350	435,750
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	900	1,080,000

				3,128,970

Gaming — 0.1%
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	954,965
7.125%	06/01/07	Baa3	365	366,369
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,930

				1,334,264

Healthcare & Pharmaceutical — 0.6%
Abbott Laboratories
5.875%	05/15/16	A1	2,015	2,084,511
Amerisourceberger Corp., Series WI
5.625%	09/15/12	Ba1	915	916,921
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,084,139
Boston Scientific
6.40%	06/15/16	Baa3	1,070	1,072,817
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	259,700
Cardinal Health, Inc.
5.80%(k)	10/15/16	Baa2	130	129,527
5.85%	12/15/17	Baa2	515	514,138

Genentech, Inc.
4.75%	07/15/15	A1	270	259,605
HCA, Inc.
6.25%	02/15/13	Caa1	33	29,989
HCA, Inc., Bank Loan(h)(l)
7.60%	11/14/13	BA3	1,995	2,011,209
Health Management Associate Term B, Bank Loan (h)(l)
7.10%	02/28/14	Ba3	1,210	1,213,214
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	553,702
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	63,056
5.95%	12/01/28	Aa3	205	208,492
Schering-Plough Corp.
5.55%	12/01/13	Baa1	695	708,098
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	1,400	1,350,315
Wyeth
5.50%	03/15/13-02/01/14	A3	1,125	1,134,088
5.95%	04/01/37	A3	1,565	1,541,292
6.45%	02/01/24	A3	60	62,959

				15,197,772

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	438,982
6.625%	06/15/36	A3	575	615,333
Cigna Corp.
6.15%	11/15/36	Baa2	640	634,230
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	1,070	1,083,269
UnitedHealth Group, Inc.
5.25%	03/15/11	A3	1,470	1,475,708
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,953,658
5.00%	12/15/14	Baa1	1,085	1,052,850
5.25%	01/15/16	Baa1	335	328,971
5.95%	12/15/34	Baa1	210	206,066

				7,789,067

Insurance — 0.3%
Allstate Corp. (The)
5.95%	04/01/36	A1	155	154,569
American International Group, Inc.(b)
4.25%	05/15/13	Aa2	1,355	1,288,572
5.05%	10/01/15	Aa2	125	122,298
5.60%	10/18/16	Aa2	800	813,579
6.25%	03/15/37	Aa3	520	506,126
AXA SA (France)(c)
8.60%	12/15/30	A3	230	293,236
Berkshire Hathaway, Inc.
4.75%	05/15/12	Aaa	425	418,567
Liberty Mutual Group(k)
7.00%	03/15/34	Baa3	910	938,021

Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	335	332,076
5.75%	09/15/15	Baa2	120	119,204
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,139,105
6.125%	12/01/11	A2	435	453,828
6.375%	06/15/34	A2	85	89,400
St. Paul Travelers
6.75%	06/20/36	A3	740	814,619
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	695,927
6.15%	08/15/19	Baa2	575	581,201
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	107,793

				8,868,121

Lodging
P&O Princess (United Kingdom)
7.30%	06/01/07	A3	345	345,919

Media & Entertainment — 0.3%
CBS Corp.
7.875%	07/30/30	Baa3	345	371,896
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	771,909
Idearc, Inc. Bank Loan(h)(l)
7.31%	11/09/14	Ba2	1,500	1,508,624
Knight Ridder Inc.
6.875%	03/15/29	Ba1	80	74,330
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,524,097
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	764,056
7.25%	10/15/17	Baa2	745	822,419
7.70%	05/01/32	Baa2	140	158,724
9.15%	02/01/23	Baa2	625	778,464
Viacom, Inc.
6.25%	04/30/16	Baa3	710	719,763
6.875%	04/30/36	Baa3	740	745,908
Walt Disney Co. (The)
5.375%	06/01/07	A3	300	300,084

				8,540,274

Metals — 0.2%
Alcan, Inc.
4.50%	05/15/13	Baa1	255	241,547
Alcan, Inc. (Canada)
5.00%	06/01/15	Baa1	755	724,169
Freeport McMoran Copper & Gold(h)(l)
Zero	03/19/14	Ba2	2,200	2,205,605
Peabody Energy Corp.
7.375%	11/01/16	Ba1	1,150	1,210,375
Southern Copper Corp.
7.50%	07/27/35	Baa2	780	840,745

Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/36	Baa3	540	557,651

				5,780,092

Municipals
Illinois State Taxable Pension, G.O.
5.10%	06/01/33	Aa3	1,060	1,012,300

Non Captive Finance — 0.3%
Capital One Bank (g)
6.50%	06/13/13	A3	10	10,464
Capital One Financial Co.(b)
5.70%	09/15/11	A3	570	575,778
6.15%	09/01/16	Baa1	80	81,143
Capital One Financial Corp.
5.50%	06/01/15	A3	275	271,216
CIT Group, Inc.
4.25%	02/01/10	A2	480	469,345
5.50%	11/30/07	A2	1,285	1,285,802
General Electric Capital Corp., MTN
6.75%	03/15/32	Aaa	1,785	2,022,462
Household Finance Corp.
4.75%	05/15/09	Aa3	370	366,817
HSBC Finance Corp.
5.70%	06/01/11	Aa3	585	593,921
International Lease Finance Corp.
3.50%	04/01/09	A1	750	727,376
Residential Capital Corp.
6.00%	02/22/11	Baa3	325	320,586
6.375%	06/30/10	Baa3	610	609,836
Residential Capital Corp.
6.50%	04/17/13	Baa3	1,950	1,931,487

				9,266,233

Packaging — 0.1%
Ball Corp.
6.625%	03/15/18	Ba1	1,900	1,888,125

Paper
Plum Creek Timberlands
5.875%	11/15/15	Baa3	745	740,231

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,761,109
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,976,950
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	1,000	992,711
4.625%	10/15/09	Baa3	710	700,741
6.875%	03/01/33	Baa3	140	147,432
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,632,597
Oneok Partners LP
6.65%	10/01/36	Baa2	580	595,913

Sempra Energy
4.621%	05/17/07	Baa1	790	789,156
6.00%	02/01/13	Baa1	80	82,365

				8,678,974

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	762,991
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	524,311
7.80%	05/15/27	Baa1	24	28,036
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,329,230
6.625%	02/01/08	Baa2	1,755	1,772,970
6.65%	01/15/11	Baa2	760	794,547

				5,212,085

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,425,645
ERP Operating LP
5.125%	03/15/16	Baa1	430	419,361
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,651,750
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	538,635
6.30%	06/01/13	Baa3	650	672,608
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,661,438

				6,369,437

Retailers — 0.1%
Federated Retail Holding, Inc.
5.90%	12/01/16	Baa2	370	368,620
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	812,866
Gap, Inc. (The)
6.90%	09/15/07	Ba1	1,550	1,558,912
Home Depot, Inc.
5.875%	12/16/36	Aa3	610	581,590
May Department Stores Co.
6.65%	07/15/24	Baa2	85	83,535
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	213,461

				3,618,984

Sovereign — 0.2%
Russian Federation(k)
11.00%	07/24/18	Baa2	735	1,061,156
United Mexican States (Mexico)
5.625%	01/15/17	Baa1	1,242	1,251,936
6.75%(b)	09/27/34	Baa1	1,030	1,123,215
8.125%	12/30/19	Baa1	951	1,167,353

United Mexican States (Mexico), Notes,
7.50%	01/14/12	Baa1	1,630	1,784,850

				6,388,510

Structured Notes
TRAINS, Series HY-1 2006(b)(k)
Zero	05/01/16	B1	558	567,386

Technology — 0.4%
Elec Data Systems
7.45%	10/15/29	Ba1	120	130,829
Equifax, Inc.
4.95%	11/01/07	Baa1	475	473,119
Freescale Semiconductor, Inc.(k)
8.875%	12/15/14	B1	1,100	1,101,375
Hewlett-Packard Co.
5.25%	03/01/12	A2	620	623,956
International Business Machines Corp.
5.875%	11/29/32	A1	520	531,435
Intuit, Inc.
5.40%	03/15/12	Baa2	575	573,250
Jabil Circuit, Inc.
5.875%	07/15/10	Ba2	1,800	1,790,593
Motorola, Inc.
4.608%	11/16/07	Baa1	1,220	1,213,363
8.00%	11/01/11	Baa1	128	141,166
NXP Funding LLC(k)
7.875%	10/15/14	Ba2	2,000	2,065,000
Oracle Corp.
5.00%	01/15/11	A2	1,080	1,076,027
Xerox Corp.
6.40%	03/15/16	Baa3	1,195	1,229,087

				10,949,200

Telecommunications — 1.0%
ALLTEL Ohio LP(k)
8.00%	08/15/10	A2	408	437,744
Alltell Corp.
7.00%	07/01/12	A2	65	68,358
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	620,587
AT&T Corp.
8.00%	11/15/31	A2	570	704,399
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	900,540
8.75%	03/01/31	A2	705	909,410
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,336,607
British Telecommunications PLC (United Kingdom)
7.00%	05/23/07	Baa1	1,400	1,402,020
9.125%	12/15/30	Baa1	245	336,388
Cingular Wireless LLC
7.125%	12/15/31	Baa1	535	589,060
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	427,337

Embarq Corp.
7.082%	06/01/16	Baa3	350	356,841
7.995%(b)	06/01/36	Baa3	1,035	1,068,752
France Telecom SA (France)
8.50%	03/01/31	A3	360	467,878
Nextel Communications, Inc.
5.95%	03/15/14	Baa3	1,475	1,451,118
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	699,656
SBC Communications, Inc.
4.125%	09/15/09	A2	1,335	1,304,954
5.30%	11/15/10	A2	1,180	1,185,352
Sprint Capital Corp.
6.875%	11/15/28	Baa3	265	263,910
8.75%	03/15/32	Baa3	220	259,494
Sprint Nextel Corp.
6.00%	12/01/16	Baa3	1,335	1,313,782
Telecom Italia Finance (Luxemborg)
7.20%	07/18/36	Baa2	680	707,958
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	164,822
6.375%	11/15/33	Baa2	520	490,442
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico)
6.80%	05/15/09	Baa1	2,220	2,273,656
Telefonica Emisiones Sau (Spain)
6.421%	06/20/16	Baa1	630	657,546
7.045%	06/20/36	Baa1	1,375	1,468,346
TELUS Corp. (Canada)
8.00%	06/01/11	Baa1	1,500	1,642,838
US Cellular Corp.
6.70%	12/15/33	Baa3	600	563,140
Verizon Communications, Inc.
5.85%(b)	09/15/35	A3	380	359,357
6.25%	04/01/37	A3	455	450,678
Vodafone Group PLC (United Kingdom)
6.15%	02/27/37	A3	445	429,595
7.75%	02/15/10	A3	950	1,014,018

				26,326,583

Tobacco
Altria Group, Inc.
7.65%	07/01/08	Baa1	765	786,290
7.75%	01/15/27	Baa1	32	38,247

				824,537

Mortgage Backed Securities — 12.8%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		8,379	8,120,869
5.00%	TBA 30 YR		4,000	3,865,000
5.00%	07/01/18-05/01/35		15,026	14,758,667
5.236%(h)	12/01/35		4,254	4,242,341
5.50%	TBA 30 YR		21,500	21,271,563

5.50%	12/01/33-07/01/34		12,570	12,461,519
6.00%	03/01/32-12/01/33		3,659	3,711,655
6.50%	12/01/14-09/01/16		811	828,693
7.00%	05/01/31-09/01/33		6,441	6,693,078
Federal National Mortage Association
4.00%	06/01/19		2,909	2,750,158
4.375%	11/01/35		4,780	4,738,175
4.50%	11/01/18-01/01/35		18,554	17,836,014
4.916%(h)	07/01/33		1,117	1,124,897
5.00%	TBA 30 YR		19,000	18,352,822
5.00%	10/01/18-03/01/34		45,043	43,717,834
5.50%	TBA 30 YR		13,500	13,356,562
5.50%	TBA 15 YR		10,000	10,021,880
5.50%	03/01/16-04/01/36		49,977	49,601,782
6.00%	TBA 30 YR		31,500	31,731,570
6.00%	TBA 15 YR		3,000	3,048,750
6.00%	04/01/13-03/01/35		28,214	28,545,944
6.50%	07/01/17-01/01/37		13,801	14,119,887
7.00%	08/01/11-07/01/32		1,662	1,733,193
7.50%	05/01/12-05/01/32		1,193	1,238,327
Government National Mortgage Association
5.50%	08/15/33-07/15/35		7,189	7,157,185
6.00%	04/15/33-06/20/34		3,186	3,229,763
6.50%	10/15/23-08/15/35		7,210	7,409,424
7.00%	09/15/31		202	210,709
8.00%	01/15/24-04/15/25		215	227,991
5.50%	TBA 30 YR		9,500	9,446,563
6.00%	TBA 30 YR		4,000	4,051,248
6.50%	TBA 30 YR		1,000	1,025,625

				350,629,688

U.S. Government Agency Obligations — 2.5%
Federal Home Loan Bank
4.375%	10/03/08		7,925	7,861,410
4.75%	06/11/08		7,520	7,498,042
5.00%	10/16/09		10,270	10,246,963
Federal Home Loan Mortgage Corp.
4.75%	01/18/11, M.T.N.		180	179,504
4.75%	03/05/09-03-05/12		12,765	12,716,610
4.875%	02/09/10, M.T.N.		590	590,923
5.00%	02/16/17, M.T.N.	(b)	595	593,797
5.00%	12/14/18, M.T.N.		5,730	5,593,036
5.25%	07/18/11, M.T.N.		3,100	3,148,159
Federal National Mortgage Association
4.25%	07/27/07		6,485	6,463,989
5.00%	02/16/12-02/13/17		11,585	11,650,894
6.125%	03/15/12		1,220	1,287,218
Tennessee Valley Authority, Series B
5.88%	04/01/36		85	91,585

				67,922,130

U.S. Treasury Securities — 2.2%
United States Treasury Bonds
4.50%	02/15/36	(b)	3,148	2,967,972
8.125%	05/15/21-08/15/21	(c)	2,395	3,181,460

United States Treasury Inflation Index
0.88%	04/15/10		1,709	1,652,665
1.625%	01/15/15		1,171	1,124,310
1.875%	07/15/13-07/15/15		2,282	2,241,921
2.00%	01/15/14-01/15/26		4,512	4,423,835
2.375%	04/15/11-01/15/27		3,582	3,615,868
2.50%	07/15/16		992	1,018,005
3.00%	07/15/12		1,345	1,409,879
3.375%	01/15/12-04/15/32		707	800,358
3.50%	01/15/11		709	748,889
3.625%	04/15/28		1,039	1,264,126
3.875%	01/15/09-04/15/29		2,132	2,489,294
4.25%	01/15/10		722	767,478
United States Treasury Notes
3.375%	09/15/09		420	408,401
4.625%	11/15/09-02/29/17	(b)	18,144	18,132,293
4.875%	05/15/09		820	824,421
5.00%	07/31/08		120	120,319
United States Treasury Strips
Zero	02/15/19-11/15/26		27,220	13,285,120

				60,476,614

TOTAL LONG-TERM BONDS
(cost $922,732,854)				915,058,218

TOTAL LONG-TERM INVESTMENTS
(cost $1,993,063,182)				2,437,755,772

SHORT-TERM INVESTMENTS — 21.3%

	Shares	Value
Affiliated Mutual Funds — 21.2%
Dryden Core Investment Fund—Dryden Short Term Bond Series (cost $122,021,902)(j)	12,196,476	121,964,758
Dryden Core Investment Fund—Taxable Money Market Series (cost $461,008,974; includes $167,175,244 of cash collateral received for securities on loan)(i)(j)	461,008,974	461,008,974

TOTAL AFFILIATED MUTUAL FUNDS
(cost $583,030,876)		582,973,732

Interest Rate	Maturity Date	Principal Amount (000)
U.S. Government Agency Obligation — 0.1%
U.S. Treasury Bills(c)(g)
(cost $2,969,702)
4.98%	06/14/07	3,000	2,970,252

TOTAL SHORT-INVESTMENTS
(cost $586,000,578)			585,943,984

TOTAL INVESTMENTS — 110.1%
(cost $2,579,063,760)			3,023,699,756
LIABILITIES IN EXCESS OF OTHER ASSETS(n) — (10.1%)			(276,735,590)

TOTAL NET ASSETS — 100.0%			$2,746,964,166

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
I/O	Interest Only
LP	Limited Partnership
MTN	Medium Term Note
TBA	Securities purchased on a forward commitment basis

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $160,784,244; cash collateral of $167,175,244 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates an affiliated security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Indicates variable rate security.

(i)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Dryden Core Investment Fund – Short-Term Bond Series.

(k)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(l)	Indicates a security that has been deemed illiquid.

(m)	Indicates an affiliated security.

(n)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, credit default swaps and interest rate swaps as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
825	U.S. Treasury 5 Yr. Notes	Jun. 2007	$86,942,672	$87,282,422	$339,750
160	S&P 500 Index	Jun. 2007	57,318,925	57,248,000	(70,925)
7	U.S. Treasury 10 Yr. Notes	Jun. 2007	751,474	756,875	5,401
211	U.S. Treasury 20 Yr. Bond	Jun. 2007	23,452,206	23,473,750	21,544

					295,770

Short Positions:
61	U.S. Treasury 2 Yr. Notes	Jun. 2007	12,515,380	12,498,328	17,052

					$312,822

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	03/30/2009	$9,495	4.95%	3 month LIBOR	$7,100
Merrill Lynch Capital Services, Inc.	03/2/2037	1,330	5.25%	3 month LIBOR	26,894
Merrill Lynch Capital Services, Inc.	02/28/2017	3,250	5.36%	3 month LIBOR	(308)

					$33,686

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp.,	($144,910)
				7.65%, due 05/25/36
Deutsche Bank AG	06/25/2036	1,000	2.25%	Residential Asset Securities Corp.,	(160,506)
				7.32%, 06/25/36
Credit Suisse International	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust	(91,380)
				7.22%, 09/25/26
Credit Suisse International	05/25/2036	1,000	3.13%	Countrywide Asset-Backed Certificates	(110,184)
				7.57%, 05/25/36
Merrill Lynch Capital Services, Inc.	06/25/2036	1,000	3.77%	First Franklin Mtg. Loan Asset Backed Certificates	(103,297)
				7.22%, 06/25/36
Credit Suisse International	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc.	(29,283)
				7.57%, 11/25/36
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc.	(146,505)
				7.82%, 03/25/36
Merrill Lynch Capital Services, Inc.	06/25/2036	1,000	3.20%	GSAMP Trust	(84,322)
				6.32%, 06/25/36
Citibank, NA	06/20/2017	1,700	0.44%	CVS Corporation	5,459
				4.675%, 06/20/17
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc.	6,700
				7.82%, 03/25/36

					($858,228)

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Diversified Bond Portfolio

Schedule of Investments	March 31, 2007 (Unaudited)
	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 99.0%
LONG-TERM BONDS 96.1%

Aerospace/Defense 0.1%
Raytheon Co.	Baa1	4.50%	11/15/07	$335	$333,228
Raytheon Co.	Baa1	8.30	03/01/10	725	790,213

					1,123,441

Airlines 1.0%
Continental Airlines Inc.	Baa1	5.983	04/19/22	1,850	1,850,000
Continental Airlines, Inc.	Ba1	7.373	12/15/15	1,247	1,253,455
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487	10/02/10	7,954	8,391,469
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703	06/15/21	3	3,583

					11,498,507

Asset-Backed Securities 4.0%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa1	5.82	02/15/12	1,057	1,059,583
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	8.245	10/25/31	725	726,045
Ameriquest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)	Baa3	8.565	10/25/33	1,600	1,598,842
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.67	10/25/32	174	174,601
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	5.72	01/15/16	5,750	5,759,229
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54	09/15/10	2,980	2,958,922
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	A2	8.695	03/25/33	440	401,109
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.12	01/25/35	2,400	2,406,094
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00	06/10/15	6,500	6,350,549
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	A2	7.045	05/25/32	2,472	2,474,362
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.98	03/25/35	2,670	2,682,731
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	7.57	08/25/32	223	223,344
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34	2,100	2,090,485
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.76	05/25/36	2,575	2,578,359
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa2	5.68	06/15/12	2,100	2,123,375
Fremont Home Loan Trust, Series 2003-B, Class M2(g)	Aa2	6.02	12/25/33	500	501,418

IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.62	03/25/36	3,200	3,215,936
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.12	05/25/33	2,187	2,191,850
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	A2	8.47	11/25/32	300	300,653
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.12	12/25/34	2,100	2,110,902
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	6.07	12/25/32	1,930	1,931,545
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	BBB(f)	7.32	07/25/32	1,345	1,199,428
Washington Mutual Asset-Backed Certificates, Series 2007-HE2, Class M3(g)	Aa3	5.66	02/25/37	1,000	974,727

					46,034,089

Automotive 0.8%
Auburn Hills Trust, Inc.	Baa1	12.375	05/01/20	640	1,011,530
Equus Cayman Finance, Ltd. (Cayman Islands), 144A(h)	Baa3	5.50	09/12/08	830	831,125
Ford Motor Credit Co.	B1	6.625	06/16/08	3,500	3,488,958
General Motors Acceptance Corp.(a)	Caa1	7.20	01/15/11	2,175	2,066,250
Hyundai Motor Manufacturing LLC, 144A(h)	Baa3	5.30	12/19/08	1,820	1,817,851
Johnson Controls, Inc.	Baa1	5.50	01/15/16	300	297,095

					9,512,809

Banking 3.1%
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	Baa1	5.506	12/29/49	3,050	2,945,559
Depfa ACS Bank, 144A(h)	Aaa	5.125	03/16/37	3,065	2,918,214
Dresdner Kleinwort Wasserstein for CJSC (The)(Ukraine)	Ba2	7.75	09/23/09	1,400	1,432,060
ICICI Bank, Ltd. (Singapore), 144A(a)(g)(h)	Baa2	7.25	12/31/49	2,380	2,466,373
ICICI Bank, Ltd. (Singapore), 144A(a)(h)	Baa2	5.75	11/16/10	2,500	2,514,543
JPMorgan Chase Capital XXII, Series V(a)	Aa3	6.45	02/02/37	2,900	2,842,229
Kazkommerts International BV (Netherlands), 144A(h)(a)	Baa1	7.875	04/07/14	2,610	2,655,675
KBC Bank Funding Trust III, 144A(g)(h)	Aa3	9.86	11/29/49	5,000	5,543,110
PNC Preferred Funding Trust I(g)	A2	6.113	12/31/49	700	695,390
Resona Bank Ltd., 144A(g)(h)	Baa1	5.85	09/29/49	2,900	2,885,825
Russian Standard Finance Bank, SA, 144A(h)	Ba2	7.50	10/07/10	3,000	2,883,750
Sumitomo Mitsui Banking Corp.(Japan), 144A(g)(h)	A2	5.625	07/29/49	6,380	6,284,401

					36,067,129

Brokerage 1.2%
Goldman Sachs Group, Inc.	A1	6.45	05/01/36	5,575	5,663,068
Merrill Lynch & Co. Inc.	A1	6.11	01/29/37	2,200	2,132,823
Morgan Stanley, MTN	Aa3	5.45	01/09/17	5,950	5,852,135

					13,648,026

Building Materials & Construction 1.0%
American Standard, Inc.	Baa3	7.625	02/15/10	3,800	4,027,232
CRH America, Inc.	Baa1	6.00	09/30/16	790	800,824

RPM International, Inc.	Baa3	4.45	10/15/09	5,150	5,043,848
Ryland Group, Inc.	Baa3	5.375	06/01/08	1,900	1,897,262

					11,769,166

Cable 0.5%
AT&T Broadband	Baa2	9.455	11/15/22	1,065	1,383,000
CSC Holdings, Inc.	B2	7.875	12/15/07	3,800	3,842,750
TCI Communications, Inc.	Baa2	7.875	02/15/26	750	861,092

					6,086,842

Capital Goods 1.4%
FedEx Corp.	Baa2	7.25	02/15/11	1,750	1,868,444
Honeywell International, Inc.	A2	5.70	03/15/37	2,140	2,071,338
Rockwell International Co.	A3	5.20	01/15/98	6,500	5,251,752
Tyco International Group SA (Luxembourg)	Baa3	6.75	02/15/11	805	858,018
Tyco International Group SA (Luxembourg)	Baa3	6.00	11/15/13	200	210,238
United Technologies Corp.	A2	6.05	06/01/36	2,055	2,105,650
Waste Management, Inc.	Baa3	7.125	10/01/07	1,550	1,559,878
Waste Management, Inc.	Baa3	7.65	03/15/11	2,100	2,265,932

					16,191,250

Chemicals 1.7%
BCP Crystal US Holdings Corp.(a)	B2	9.625	06/15/14	77	86,898
Dow Chemical Co.	A3	7.375	11/01/29	845	940,450
Huntsman International LLC	Ba1	11.625	10/15/10	2,100	2,275,875
ICI Wilmington, Inc.	Baa2	4.375	12/01/08	2,040	2,009,853
Lubrizol Corp.	Baa3	5.875	12/01/08	550	556,357
Lubrizol Corp.	Baa3	4.625	10/01/09	5,600	5,532,240
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875	12/01/36	4,545	4,398,487
Union Carbide Chemical & Plastics Co.	Ba2	7.875	04/01/23	3,058	3,353,112

					19,153,272

Collateralized Mortgage Obligations 0.9%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	2,743	2,683,270
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	563	551,812
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17	02/25/34	3,885	3,875,798
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00	03/25/20	1,931	1,911,091
Washington Mutual, Series 2002-AR15, Class A5(g)	Aaa	4.38	12/25/32	1,478	1,465,498

					10,487,469

Commercial Mortgage-Backed Securities 8.8%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	4.8646	11/10/42	5,950	5,932,914
Banc of America Commercial Mortgage, Inc., Series 2006, Class A4(g)	AAA(f)	5.7405	05/10/45	9,400	9,700,293
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	2,475	2,424,309
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.1394	10/12/42	3,400	3,399,994

Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311	12/15/39	2,330	2,314,961
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93	07/10/39	8,500	8,393,282
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111	07/05/35	12,700	11,997,743
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767	03/12/39	4,969	4,858,999
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.2943	01/12/43	3,275	3,276,612
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	9,300	9,066,103
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918	10/15/42	3,700	3,594,048
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,335,084
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799	12/15/29	4,200	4,076,906
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	5.8996	06/15/38	6,130	6,392,949
Merrill Lynch/Countrywide Commercial Mortgage, Series 2006-2, Class A4(g)	Aaa	5.9098	06/12/46	2,325	2,423,589
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36	02/23/34	448	451,079
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	2,703	2,725,205
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	2,500	2,473,427
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867	02/15/35	7,330	7,207,871
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608	12/15/35	4,750	4,664,032
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807	04/15/42	1,500	1,469,790

					100,179,190

Consumer 0.8%
Playtex Products, Inc.	Ba3	8.00	03/01/11	1,850	1,933,250
Procter & Gamble Co.	Aa3	5.55	03/05/37	4,705	4,577,654
Realogy Corp., 144A(h)	Ba3	6.15	10/15/11	310	316,975
Western Union (The) Co., 144A(h)	A3	6.20	11/17/36	2,450	2,326,030

					9,153,909

Electric 3.7%
CenterPoint Energy Houston Electric LLC	Baa2	5.70	03/15/13	2,950	2,973,532
CMS Energy Corp.	Ba3	8.90	07/15/08	2,570	2,666,375
Consumers Energy Co.	Baa2	5.00	02/15/12	1,000	988,104
Consumers Energy Co.	Baa2	5.375	04/15/13	1,000	998,707
Edison Mission Energy(a)	B1	7.73	06/15/09	2,420	2,504,700
El Paso Electric Co.	Baa2	6.00	05/15/35	2,325	2,242,042
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35	08/01/13	625	708,691
Energy East Corp.	Baa2	6.75	06/15/12	750	795,657
Energy East Corp.	Baa2	6.75	09/15/33	1,150	1,206,846
Enersis SA (Chile)(a)	Baa3	7.375	01/15/14	3,700	4,015,943

Exelon Corp.	Baa2	4.90	06/15/15	500	467,211
FirstEnergy Corp.	Baa3	7.375	11/15/31	945	1,073,582
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875	04/21/11	1,700	1,680,691
NiSource Finance Corp.	Baa3	5.45	09/15/20	1,345	1,264,338
Northern States Power Co.	A2	8.00	08/28/12	2,800	3,166,674
NRG Energy, Inc.	B1	7.25	02/01/14	1,840	1,886,000
NRG Energy, Inc.	B1	7.375	01/15/17	1,735	1,780,544
Ohio Edison Co.	Baa2	6.875	07/15/36	175	189,815
Oncor Electric Delivery Co.	Baa2	7.00	09/01/22	300	321,382
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	05/01/10	1,920	2,217,600
Southern California Edison Co.	A3	7.625	01/15/10	1,100	1,170,037
Teco Energy, Inc.	Ba2	7.50	06/15/10	955	1,012,300
TXU Energy Co. LLC, 144A(a)(g)(h)	Baa2	5.85	09/16/08	4,315	4,314,649
Xcel Energy, Inc.	Baa1	3.40	07/01/08	1,330	1,301,217
Xcel Energy, Inc.	Baa1	7.00	12/01/10	1,850	1,963,322

					42,909,959

Emerging Markets 0.3%
Alfa Diversified Payment Rights Finance Co., 144A(g)(h)	Baa3	6.96	03/15/11	3,052	3,052,000

Energy - Other 1.2%
Anadarko Petroleum Corp.	Baa3	6.45	09/15/36	5	4,948
GS Caltex Corp., 144A(h)	Baa1	7.75	07/25/11	3,250	3,550,274
Halliburton Co.	Baa1	5.50	10/15/10	625	631,749
Newfield Exploration Co.(a)	Ba3	6.625	04/15/16	1,685	1,685,000
Occidental Petroleum Corp., MTN	A3	4.25	03/15/10	3,250	3,183,183
Talisman Energy, Inc. (Canada)	Baa2	6.25	02/01/38	1,600	1,518,186
Talisman Energy, Inc., (Canada)	Baa2	5.125	05/15/15	1,190	1,137,035
Western Oil Sand, Inc.	Ba3	8.375	05/01/12	1,900	2,123,250

					13,833,625

Financial Services 0.3%
Banco ABN AMRO Real SA (Cayman Island)	NR	16.20	02/22/10	4,000	2,168,616
Kazkommerts International BV (Netherlands)	Baa1	8.00	11/03/15	1,360	1,375,368

					3,543,984

Foods 1.4%
Aramark Corp., 144A(h)	B3	8.50	02/01/15	1,500	1,560,000
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875	10/01/08	2,600	2,545,439
ConAgra Foods, Inc.	Baa2	7.00	10/01/28	2,100	2,235,826
Dole Foods Co., Sr. Notes	Caa1	7.25	06/15/10	77	73,058
HJ Heinz Co., 144A(h)	Baa2	6.428	12/01/08	3,550	3,611,343
Kraft Foods, Inc.	A3	5.625	11/01/11	860	870,488
Tricon Global Restaurants, Inc.	Baa2	8.875	04/15/11	1,705	1,914,376
Tyson Foods, Inc.	Ba1	6.85	04/01/16	1,000	1,037,312
Tyson Foods, Inc.,	Ba2	8.25	10/01/11	2,550	2,791,936

					16,639,778

Gaming 0.4%
Harrah’s Operating Co., Inc.	Baa3	5.625	06/01/15	2,500	2,156,250
Mandalay Resorts Group	B1	9.375	02/15/10	33	35,558

MGM Mirage, Inc.(a)	Ba2	6.875	04/01/16	3,000	2,917,500

					5,109,308

Health Care & Pharmaceutical 1.6%
Accellent, Inc.	Caa2	10.50	12/01/13	1,570	1,624,950
Alliance Imaging, Inc., Sr. Sub. Notes(a)	B3	7.25	12/15/12	1,500	1,470,000
AmerisourceBergen Corp.	Ba1	5.875	09/15/15	2,325	2,310,418
Boston Scientific Corp.	Baa3	6.40	06/15/16	910	912,396
Cardinal Health, Inc., 144A(h)	Baa2	5.80	10/15/16	645	642,652
Cardinal Health, Inc.	Baa2	5.85	12/15/17	870	868,544
HCA, Inc.	Caa1	6.25	02/15/13	194	176,298
HCA, Inc., 144A(h)	B2	9.625	11/15/16	2,200	2,376,000
HCA, Inc.	Caa1	7.69	06/15/25	1,100	948,243
Hospira Inc.	Baa3	5.55	03/30/12	2,500	2,500,985
Teva Pharmaceutical Finance LLC	Baa2	6.15	02/01/36	750	723,383
Wyeth(b)	A3	5.45	04/01/17	1,460	1,452,199
Wyeth(b)	A3	5.95	04/01/37	2,360	2,324,248

					18,330,316

Health Care Insurance 1.4%
Aetna, Inc.	A3	6.625	06/15/36	2,000	2,140,288
Cigna Corp.	Baa2	5.375	03/15/17	2,125	2,089,277
Cigna Corp.	Baa2	6.15	11/15/36	2,300	2,279,263
Coventry Health Care Inc.	Ba1	5.95	03/15/17	1,610	1,601,353
Coventry Health Care, Inc.	Ba1	6.125	01/15/15	4,025	4,074,913
Wellpoint, Inc.	Baa1	5.85	01/15/36	3,500	3,381,627

					15,566,721

Insurance 1.0%
Ace INA Holdings, Inc.	A3	5.70	02/15/17	1,135	1,139,727
Allied World Insurance Holdings, Ltd. (Bermuda)	Baa1	7.50	08/01/16	1,700	1,832,809
Allstate Corp.	A1	5.95	04/01/36	325	324,097
American International Group, Inc.	Aa2	4.25	05/15/13	1,820	1,730,776
American International Group, Inc.	Aa2	5.05	10/01/15	315	308,191
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75	12/01/14	3,350	3,333,334
Marsh & McLennan Cos., Inc.	Baa2	5.75	09/15/15	500	496,685
XL Capital, Ltd. (Cayman Islands)	Baa2	6.50	12/31/49	1,880	1,823,435
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25	09/15/14	140	137,191

					11,126,245

Lodging 0.7%
Carnival PLC (United Kingdom)	A3	7.30	06/01/07	825	827,199
Felcor Lodging LP, 144A(g)(h)	Ba3	7.275	12/01/11	1,800	1,818,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	05/15/10	1,730	1,839,929
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	7.375	05/01/07	3,000	3,003,681

					7,488,809

Media & Entertainment 1.6%
Clear Channel Communications, Inc.	Baa3	8.00	11/01/08	4,720	4,890,486

Dex Media West LLC	B2	9.875	08/15/13	2,560	2,793,600
Thomson Corp. (Canada)	A3	5.75	02/01/08	2,750	2,760,772
Time Warner, Inc.(a)	Baa2	5.875	11/15/16	2,875	2,898,937
Viacom, Inc.	Baa3	5.75	04/30/11	1,300	1,317,841
Viacom, Inc.	Baa3	6.25	04/30/16	4,100	4,156,375

					18,818,011

Metals 0.6%
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375	03/01/14	1,800	1,723,500
Southern Copper Corp.	Baa2	7.50	07/27/35	1,600	1,724,605
Xstrata Finance Canada Ltd. (Canada)	Baa2	5.50	11/15/11	3,430	3,449,321

					6,897,426

Non-Captive Finance 2.5%
Capital One Financial Corp.(a)	Baa1	6.15	09/01/16	700	710,003
CIT Group, Inc.	A2	5.65	02/13/17	2,950	2,913,750
General Electric Capital Australia Funding	Aaa	6.00	04/15/15	AUD 4,440	3,433,950
General Motors Acceptance Corp.(a)	Ba1	6.15	04/05/07	3,710	3,710,147
Nelnet, Inc.	Baa3	7.40	09/29/36	6,500	6,676,430
Preferred Term Securities X, Class A-1, 144A(g)(h)(i)	Aaa	6.086	07/03/33	3,900	3,927,300
Residential Capital Corp.	Baa3	6.50	04/17/13	7,910	7,834,902

					29,206,482

Non-Corporate Foreign Agency 1.7%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80	10/04/12	1,400	1,367,632
Gazprom International SA (Chile), 144A(h)	BBB+(f)	7.201	02/01/20	2,289	2,403,461
Gazprom OAO (Russia)	A3	10.50	10/21/09	1,685	1,889,306
National Power Corp. (Philippines), 144A(g)(h)	BB-(f)	9.61	08/23/11	1,530	1,721,250
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85	09/15/07	4,450	4,510,075
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00	05/22/12	7,300	7,881,679

					19,773,403

Non-Corporate Sovereign 6.5%
Deutsche Bundesrepublik (Denmark)	Aaa	4.00	01/04/37	EUR 595	762,430
Federal Republic of Argentina (Argentina)(g)	B3	5.475	08/03/12	2,400	2,207,801
Federal Republic of Argentina (Argentina)(g)	B3	3.00	04/30/13	2,468	1,949,325
Federal Republic of Brazil (Brazil)	Ba2	9.25	10/22/10	5,325	5,985,300
Federal Republic of Brazil (Brazil)(a)	Ba2	12.50	01/05/16	BRL 750	417,354
Government of Hungary (Hungary)	A2	8.00	02/12/15	HUF 2,025,840	11,604,252
Government of Jamaica (Jamaica)	B1	11.00	07/27/12	EUR 995	1,598,322
Government of Japan (Japan)	A2	2.20	09/20/26	JPY 168,250	1,457,201
Government of Japan (Japan)	A2	1.10	03/20/33	JPY 337,750	2,184,117
Norway Government Bond (Norway)	Aaa	5.00	05/15/15	NOK 20,045	3,381,195
Peru Government International Bond (Peru), 144A(a)(h)	Ba3	Zero	05/31/18	1,837	1,239,975
Peru Government International Bond (Peru)	Ba3	6.55	03/14/37	7	6,799
Republic of Panama (Panama)	Ba1	9.375	07/23/12	1,295	1,508,675
Republic of Poland (Poland)	A2	6.25	10/24/15	PLN 27,855	10,315,665
Republic of Turkey (Turkey)	Ba3	9.875	03/19/08	1,845	1,919,907
Republic of Uruguay (Uruguay)	B1	7.25	02/15/11	660	693,000
Republic of Venezuela (Venezuela)	B2	10.75	09/19/13	2,385	2,912,085

Russian Government International Bond (Russia), 144A(h)	Baa2	8.25	03/31/10	4,037	4,228,475
Swedish Government Bond (Sweden)	Aaa	6.75	05/05/14	28,455	4,769,803
United Mexican States (Mexico)(g)	Baa1	6.06	01/13/09	2,090	2,107,765
United Mexican States (Mexico)	Baa1	7.50	01/14/12	4,250	4,653,750
United Mexican States (Mexico)	Baa1	9.00	12/20/12	MXP 77,200	7,482,034

					73,385,230

Paper 1.0%
Catalyst Paper Corp.	B2	8.625	06/15/11	2,100	2,131,500
Domtar, Inc. (Canada)	B2	7.875	10/15/11	675	707,063
Domtar, Inc. (Canada)	B2	5.375	12/01/13	1,000	921,250
Graphic Packaging International, Inc.	B2	8.50	08/15/11	2,970	3,088,799
International Paper Co.	Baa3	4.00	04/01/10	2,815	2,718,685
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13	1,900	1,878,625

					11,445,922

Pipelines & Other 1.3%
Atmos Energy Corp.(e)	Baa3	4.00	10/15/09	5,300	5,142,632
Enterprise Products Operating LP	Baa3	4.00	10/15/07	4,000	3,970,844
Oneok, Inc.	Baa2	5.51	02/16/08	6,000	6,009,558

					15,123,034

Real Estate Investment Trusts 0.3%
Equity One, Inc.	Baa3	3.875	04/15/09	1,450	1,405,384
Post Apartment Homes LP	Baa3	5.45	06/01/12	2,300	2,273,140

					3,678,524

Retailers 0.8%
Home Depot, Inc.	Aa3	5.875	12/16/36	720	686,467
May Department Stores Co.	Baa2	6.65	07/15/24	5	4,914
The Gap, Inc.	Ba1	6.90	09/15/07	8,875	8,926,031

					9,617,412

Structured Notes 2.3%
Dow Jones CDX High Yield, 144A(h)	B3	8.25	12/29/10	8,500	8,840,000
Dow Jones CDX High Yield, 144A(h)	B3	8.625	06/29/11	10,230	10,779,862
TRAINS HY-1 2006, 144A(a)(h)	B1	7.548	05/01/16	7,115	7,234,166

					26,854,028

Technology 1.4%
Certegy, Inc.	Ba2	4.75	09/15/08	1,900	1,864,607
Equifax, Inc.	Baa1	4.95	11/01/07	1,340	1,334,692
Freescale Semiconductor, Inc., 144A(h)	B1	9.125	12/15/14	2,600	2,580,500
Freescale Semiconductor, Inc., 144A(h)(a)	B2	10.125	12/15/16	1,500	1,503,750
Jabil Circuit, Inc.	Ba2	5.875	07/15/10	2,000	1,989,548
Motorola, Inc.	Baa1	8.00	11/01/11	121	133,446
Sensata Technologies BV (Netherlands)	Caa1	8.00	05/01/14	1,110	1,103,063
SunGard Data Systems, Inc.	B3	3.75	01/15/09	720	691,200
Xerox Corp.	Baa3	6.40	03/15/16	4,450	4,576,936

					15,777,742

Telecommunications 3.9%
ALLTEL LP, 144A(h)	A2	8.00	08/15/10	735	788,584
AT&T Corp.	A2	8.00	11/15/31	2,475	3,058,573
AT&T Wireless Services, Inc.	A2	8.125	05/01/12	1,810	2,037,472
AT&T Wireless Services, Inc.	Baa1	8.75	03/01/31	2,375	3,063,615
Citizens Communications Co.	Ba2	7.625	08/15/08	903	930,090
Embarq Corp.	Baa3	7.082	06/01/16	5,600	5,709,452
LCI International, Inc.	NR	7.25	06/15/07	6,675	6,691,687
Level 3 Financing, Inc., 144A(h)	B3	9.25	11/01/14	1,650	1,695,375
Sprint Nextel Corp.	Baa3	6.00	12/01/16	3,625	3,567,384
Telecom de Puerto Rico (Puerto Rico)	Baa1	6.80	05/15/09	4,365	4,470,502
Telecom Italia Capital (Luxembourg)	Baa2	7.20	07/18/36	1,390	1,447,148
Telecom Italia Capital (Luxembourg)	Baa2	4.875	10/01/10	3,400	3,346,617
Telefonica Emisiones SAU	Baa1	6.421	06/20/16	1,350	1,409,027
TELUS Corp. (Canada)	Baa1	7.50	06/01/07	6,250	6,269,794
TELUS Corp. (Canada)	Baa1	8.00	06/01/11	150	164,284

					44,649,604

Tobacco 0.6%
Altria Group, Inc.	Baa1	7.65	07/01/08	1,100	1,130,613
Altria Group, Inc.	Baa1	7.75	01/15/27	315	376,491
Reynolds American, Inc.	Ba2	6.50	07/15/10	4,000	4,102,003
Reynolds American, Inc.	Ba2	7.625	06/01/16	1,020	1,085,108

					6,694,215

U.S. Government Agency Obligations 0.2%
Federal Home Loan Mortgage Corp.(a)	Aaa	5.00	02/16/17	375	374,242
Federal Home Loan Mortgage Corp.	Aaa	5.50	07/18/16	120	124,388
Federal National Mortgage Association	Aaa	5.00	02/16/12	1,440	1,448,711
Federal National Mortgage Association	Aaa	5.00	02/13/17	330	329,341
Federal National Mortgage Association	Aaa	6.625	11/15/30	170	200,389

					2,477,071

U.S. Government Mortgage-Backed Securities 31.2%
Federal Home Loan Mortgage Corp.	Aaa	4.50	02/01/19-07/01/19	16,790	16,279,226
Federal Home Loan Mortgage Corp.	Aaa	5.00	07/01/19-05/01/34	8,332	8,169,184
Federal Home Loan Mortgage Corp.	Aaa	5.00	TBA 30 YR	8,500	8,213,125
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/01/33-06/01/34	6,036	5,991,417
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	33,000	32,649,375
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33-06/01/34	6,956	7,036,287
Federal Home Loan Mortgage Corp.	Aaa	6.00	TBA 30 YR	2,500	2,518,750
Federal Home Loan Mortgage Corp.	Aaa	6.50	07/01/32-09/01/32	3,290	3,382,038
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32-11/01/33	6,562	6,815,717
Federal National Mortgage Association	Aaa	4.00	05/01/19-06/01/19	7,996	7,558,356
Federal National Mortgage Association	Aaa	4.50	06/01/18-02/01/35	32,685	31,509,958
Federal National Mortgage Association	Aaa	5.00	01/01/19-03/01/34	47,254	45,904,599
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	33,500	32,358,923
Federal National Mortgage Association	Aaa	5.288	01/01/36	3,893	3,886,913
Federal National Mortgage Association	Aaa	5.50	12/01/16-09/01/34	37,795	37,613,438
Federal National Mortgage Association	Aaa	5.50	TBA 15 YR	2,500	2,505,470
Federal National Mortgage Association	Aaa	6.00	09/01/17-02/01/35	20,488	20,750,467
Federal National Mortgage Association	Aaa	6.00	TBA 15 YR	7,500	7,621,875

Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	15,500	15,611,414
Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	16,500	16,623,750
Federal National Mortgage Association	Aaa	6.50	11/01/09-11/01/33	7,465	7,680,128
Federal National Mortgage Association	Aaa	7.00	05/01/32-06/01/32	600	625,676
Federal National Mortgage Association	Aaa	9.00	10/01/16-05/01/17	16	16,590
Government National Mortgage Association	Aaa	5.50	01/15/33-07/15/35	17,882	17,789,676
Government National Mortgage Association	Aaa	5.50	TBA 30 YR	250	248,594
Government National Mortgage Association	Aaa	6.00	12/15/32-11/15/34	11,060	11,213,713
Government National Mortgage Association	Aaa	6.50	09/15/32-11/15/33	5,992	6,158,027
Government National Mortgage Association	Aaa	7.50	10/15/25-02/15/26	196	204,994

					356,937,680

U.S. Government Treasury Securities 2.9%
United States Treasury Bonds	Aaa	4.50	02/15/36	6,455	6,085,852
United States Treasury Bonds(a)	Aaa	4.625	02/15/17	21,470	21,426,394
United States Treasury Notes	Aaa	3.25	01/15/09	495	483,109
United States Treasury Notes	Aaa	4.625	02/29/12	5,158	5,177,141

					33,172,496

TOTAL LONG-TERM BONDS
(cost $1,097,898,773)					1,103,014,124

BANK LOANS 2.9%

Automotive 0.7%
Ford Motor Co., Bank Loan(i)	Ba3	8.35	12/12/13	3,890	3,901,056
Oshkosh Truck Corp., Bank Loan(i)	Ba3	7.34	12/06/13	3,666	3,678,250

					7,579,306

Cable 0.4%
Insight Midwest Holding LLC, Bank Loan(i)	Ba3	6.86	10/06/13	4,750	4,783,644

Foods 0.3%
Supervalu, Inc., Bank Loan(i)	Ba3	6.86	06/02/11	2,923	2,929,721

Health Care & Pharmaceutical 0.7%
HCA, Inc., Bank Loan(i)	Ba3	8.11	11/14/13	2,494	2,514,012
Health Management Associates Term B, Bank Loan(i)	Ba2	7.11	02/28/14	5,930	5,945,750

					8,459,762

Media & Entertainment 0.4%
Idearc, Inc., Bank Loan A(i)	Ba2	6.82	11/17/13	1,000	1,005,750
Idearc, Inc., Bank Loan B(i)	Ba2	7.36	11/09/14	1,750	1,760,063
Univision Communications, Inc., Bank Loan(i)	Ba3	7.60	09/16/14	121	120,696
Univision Communications, Inc., Bank Loan, First Lien(i)	Ba3	7.60	09/16/14	1,879	1,877,486

					4,763,995

Paper 0.2%
Domtar, Inc. (Canada), Bank Loan(i)	Ba1	6.723	03/07/14	2,000	1,995,834

Telecommunications 0.3%
Hawaiian Telcom Comm, Bank Loan(i)	B1	7.60	04/30/12	2,916	2,925,356

TOTAL BANK LOANS					33,437,618
(cost $33,296,248)

				Shares
SHORT-TERM INVESTMENTS 14.5%
Affiliated Money Market Mutual Funds
Dryden Core Investment Fund- Dryden Short-Term Bond Series(d)				8,028,033	80,280,326
Dryden Core Investment Fund-Taxable Money Market Fund Series (includes $48,682,807 of cash collateral received for securities on loan)(c)(d)				86,626,687	86,626,687

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS
(cost $166,966,829)					166,907,013

OUTSTANDING OPTIONS PURCHASED
Call Options
U.S. Treasury Bond Future
expiring 5/25/07 @ $111
(cost $89,743)				38	48,094

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT 113.5%
(cost $1,298,251,593)					1,303,406,849

OUTSTANDING OPTIONS WRITTEN
Call Options
U.S. Treasury Bond Future
expiring 5/25/07 @ $115
(premium received $19,507)				38	(5,938)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SECURITY SOLD SHORT (1.7)%
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $19,409,375)	Aaa	4.50%	TBA	$20,000	(19,356,240)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT 111.8%					1,284,044,671
(cost $1,278,822,711)
LIABILITIES IN EXCESS OF OTHER ASSETS(j) (11.8%)					(135,599,871)

TOTAL NET ASSETS 100.0%					$1,148,444,800

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
JPY	Japanese Yen
MXP	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
NR	Not Rated by Moody’s or Standard & Poor’s
NZD	New Zealand Dollar
MTN	Medium Term Note
TBA	Securities purchased on a forward commitment basis

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $47,326,683; cash collateral of $48,682,807 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.
(e)	Security segregated as collateral for future contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a security that has been deemed illiquid.
(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swaps, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
43	Australian 10 Yr. Bond	Jun. 2007	$3,281,223	$3,274,734	$(6,489)
149	Euro 10 Yr. Bond	Jun. 2007	23,045,738	22,873,776	(171,962)
15	U.K. 10 Yr Bond	Jun. 2007	3,214,301	3,182,301	(32,000)
396	U.S. 20 Yr. Bond	Jun. 2007	44,130,933	44,055,000	(75,933)

					(286,384)

Short Positions:
316	U.S. Treasury 2 Yr. Notes	Jun. 2007	64,790,586	64,745,438	45,148
18	U.S. Treasury 5 Yr. Notes	Jun. 2007	1,908,790	1,904,344	4,446
757	U.S. Treasury 10 Yr. Notes	Jun. 2007	81,992,503	81,850,625	141,878

					191,472

					$(94,912)

Forward Foreign currency exchange contracts outstanding at March 31, 2007:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real
expiring 10/23/08	$2,775,000	$3,217,363	$442,363
Euro
expiring 04/26/07	267,193	267,013	(180)
Japanese Yen
expiring 04/03/07	1,064,999	1,063,795	(1,204)
expiring 04/26/07	1,060,438	1,060,201	(237)
New Zealand Dollar
expiring 04/23/07	1,107,991	1,125,883	17,892
Norwegian Krone
expiring 04/24/07	4,688,514	4,695,269	6,755
Pound Sterling
expiring 04/26/07	1,338,514	1,337,525	(989)

	12,302,649	12,767,049	464,400

Sold:
Australian Dollar
expiring 04/23/07	2,178,903	2,204,461	(25,558)
Euro
expiring 04/26/07	1,239,229	1,238,394	835
Hungarian Forint
expiring 04/24/07	10,770,810	10,790,618	(19,808)
Japanese Yen
expiring 04/26/07	4,529,682	4,524,328	5,354
Mexican Peso
expiring 04/18/07	5,571,732	5,649,990	(78,258)
Norwegian Krone
expiring 04/24/07	6,966,901	7,064,290	(97,389)
Polish Zloty
expiring 04/24/07	10,324,710	10,374,128	(49,418)
Swedish Krona
expiring 04/24/07	5,041,782	5,042,329	(547)

	46,623,749	46,888,538	(264,789)

			$199,611

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Depreciation
Morgan Stanley Capital Services(a)	12/22/2016	$9,490	6.808%	3 month NZD-BBR-FRA	$(40,382)
Morgan Stanley Capital Services(a)	1/4/2017	4,735	6.88%	3 month NZD-BBR-FRA	—
Morgan Stanley Capital Services(a)	2/5/2017	4,745	6.995%	3 month NZD-BBR-FRA	(60,034)
Citibank, NA(a)	2/27/2017	4,745	6.995%	3 month NZD-BBR-FRA	(62,140)
Merrill Lynch Capital Services, Inc.(a)	2/28/2017	7,600	5.169%	3 month LIBOR	(3,385)
Morgan Stanley Capital Services(a)	3/2/2017	4,745	6.860%	3 month NZD-BBR-FRA	(90,739)
Merrill Lynch Capital Services, Inc.(a)	3/2/2037	3,050	5.250%	3 month LIBOR	(62,754)

					$(319,434)

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$55,172

Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, due 07/15/13	138,099

Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(35,767)

Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(27,443)

Deutsche Bank AG(b)	05/25/2036	1,000	2.74%	Fieldstone Mortgage Investment Corp., Ser. 2006-1, Class M9, 7.62%, due 05/25/36	143,840

Morgan Stanley Capital Services, Inc.(b)	06/25/2036	1,000	4.25%	Morgan Stanley ABS Capital I, Ser. 2006-HE4, Class B3, 7.19%, due 06/25/36	141,674

Barclays Bank PLC(a)	6/20/2012	2,300	0.51%	Western Union Co., 5.93%, due 10/01/18	(7,350)

Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	97,084

Morgan Stanley Capital Services, Inc.(a)	9/20/2015	4,000	0.57%	Dow Chemical Co., 6.00%, due 10/01/12	28,390

Morgan Stanley Capital Services, Inc.(b)	3/25/2035	2,000	1.88%	Centex Home Equity, 6.67%, due 03/25/35	25,369

Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	3.78%	H.S.I. Asset Securitization Corp Trust, Ser. HASC 2006-OPT3, Class M8, 6.52%, due 02/25/36	34,645

Deutsche Bank AG(b)	11/25/2035	1,000	1.98%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, due 11/25/35	32,599

Merrill Lynch Capital Services, Inc.(b)	12/25/2035	800	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, due 12/25/35	35,444

Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	145,059

Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, due 03/25/36	(3,200)

Merrill Lynch Capital Services, Inc.(b)	4/25/2036	1,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, due 04/25/36	—

Deutsche Bank AG(b)	4/25/2036	550	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, due 07/25/36	92,074

Morgan Stanley Capital Services, Inc.(b)	4/25/2036	235	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, due 04/25/36	29,706

Morgan Stanley Capital Services, Inc.(b)	4/25/2036	1,500	3.68%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, due 04/25/36	167,565

Merrill Lynch Capital Services, Inc.(b)	4/25/2036	2,000	3.25%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, due 07/25/36	313,736

Citibank, NA(b)	5/25/2036	1,000	4.20%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF7, Class M9, 7.17%, due 05/25/36	95,543

Citibank, NA(b)	5/25/2036	1,000	4.55%	Structured Asset Securities Corp., Ser. 2006-NC1, Class M9, 7.22%, due 05/25/36	102,615

Merrill Lynch Capital Services, Inc.(b)	6/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, due 03/25/36	83,078

Merrill Lynch Capital Services, Inc.(b)	7/25/2036	1,000	3.02%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, due 07/25/36	163,813

Barclays Bank PLC(b)	9/25/2036	2,200	2.45%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, due 09/25/36	200,252

Morgan Stanley Capital Services, Inc.(b)	1/25/2037	3,000	3.33%	Countrywide Asset-Backed Certificates, Ser. 2006-13, Class BV, 7.52%, due 01/25/37	429,566

					$2,481,563

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 40.4%
Aerospace — 0.1%
Aegean Marine Petroleum Network, Inc.	4,770	$80,327
BE Aerospace, Inc.*	3,900	123,630

		203,957

Aerospace & Defense — 1.1%

AAR Corp.*	2,300	63,388
Boeing Co.	5,000	444,550
HEICO Corp.	2,820	102,902
Honeywell International, Inc.	10,100	465,206
Moog, Inc. (Class A Stock)*	2,575	107,249
United Technologies Corp.	5,600	364,000

		1,547,295

Airlines

Allegiant Travel Co.*	1,560	49,140

Automobiles

Winnebago Industries, Inc.	1,000	33,630

Banks — 0.1%

Pacific Capital Bancorp	2,800	89,936

Beverages — 0.4%

PepsiCo, Inc.	8,400	533,904

Biotechnology — 1.1%

Amgen, Inc.*	4,300	240,284
Genentech, Inc.*	6,300	517,356
Gilead Sciences, Inc.*	9,100	696,150

		1,453,790

Building & Construction — 0.1%

Standard Pacific Corp.	4,000	83,480

Building Materials — 0.1%

Ceradyne, Inc.*	1,540	84,300

Building Products — 0.3%

American Standard Cos., Inc.	6,100	323,422
Watsco, Inc.	1,400	71,498

		394,920

Business Services — 0.1%

Perficient, Inc.*	3,950	78,131
URS Corp.*	2,200	93,698

		171,829

Capital Goods — 0.1%

Joy Global, Inc.	3,200	137,280

Capital Markets — 1.8%

Bank of New York Co., Inc. (The)	12,000	486,600
Goldman Sachs Group, Inc. (The)	2,100	433,923
Jefferies Group, Inc.	5,000	144,750
Merrill Lynch & Co., Inc.	4,500	367,515
Schwab, (Charles) Corp.	14,400	263,376
UBS AG	13,900	826,077

		2,522,241

Chemicals — 0.8%

E.I. DuPont de Nemours & Co.	6,200	306,466
Monsanto Co.	5,200	285,792
Mosaic Co. (The)*	11,400	303,924
Scotts Miracle-Gro Co., (The) (Class A Stock)	2,200	96,866
Valspar Corp. (The)	1,600	44,528

		1,037,576

Clothing & Apparel — 0.1%

Iconix Brand Group, Inc.*	3,960	80,784

Commercial Banks — 0.4%

Accredited Home Lenders Holding Co.*	1,300	12,051
Astoria Financial Corp.	4,350	115,667
BankUnited Financial Corp. (Class A Stock)	1,700	36,057
Royal Bank of Scotland Group PLC (United Kingdom)	8,094	316,006

		479,781

Commercial Services

HMS Holdings Corp.*	3,020	66,138

Commercial Services & Supplies — 0.8%

Administaff, Inc.	1,200	42,240
Allied Waste Industries, Inc.*	8,000	100,720
Barrett Business Services, Inc.	4,360	100,498
FirstService Corp. (Canada)*	3,470	95,703
Global Payments, Inc.	2,900	98,774
Rollins, Inc.	4,050	93,190
Steiner Leisure Ltd.*	2,650	119,197
Team, Inc.*	1,700	64,855
Waste Management, Inc.	10,900	375,069

		1,090,246

Communication Equipment — 1.7%

Avaya, Inc.*	25,100	296,431
Cisco Systems, Inc.*	25,300	645,909
Motorola, Inc.	7,900	139,593
QUALCOMM, Inc.*	22,300	951,318
Research in Motion Ltd.*	2,100	286,629

		2,319,880

Computer Hardware

Cray, Inc.*	4,020	55,436

Computer Networking

Atheros Communications, Inc.*	2,240	53,603

Computer Services & Software — 0.2%

Advent Software, Inc.*	3,140	109,492
The9 Ltd., ADR (China)*	2,600	87,724
THQ, Inc.*	2,640	90,261

		287,477

Computers & Peripherals — 1.0%

Apple Computer, Inc.*	6,100	566,751
Hewlett-Packard Co.	10,200	409,428
International Business Machines Corp.	2,400	226,224
Seagate Technology	8,900	207,370

		1,409,773

Consumer Finance — 0.5%

American Express Co.	8,600	485,040
SLM Corp.	5,300	216,770

		701,810

Distribution/Wholesale

Houston Wire & Cable Co.*	1,540	43,151

Diversified Consumer Services — 0.6%

Career Education Corp.*	9,300	283,650
H&R Block, Inc.	25,100	528,104

		811,754

Diversified Financial Services — 2.0%

Bank of America Corp.	5,590	285,202
Citigroup, Inc.	11,700	600,678
Eaton Vance Corp.	4,000	142,560
Intercontinental Exchange, Inc.*	900	109,989
JPMorgan Chase & Co.	5,900	285,442
KKR Private Equity Investors LLP , 144A	11,200	271,600
KKR Private Equity Investors LLP, RDU, 144A(g) (cost $41,122; purchased 08/03/06)	1,800	43,650
NYSE Group*	4,700	440,625
Optionable, Inc.*	4,300	25,499
Oriental Financial Group (Puerto Rico)	1,300	15,314
Penson Worldwide, Inc.*	1,730	52,229
Portfolio Recovery Associates, Inc.*	2,490	111,178
Raymond James Financial, Inc.	4,575	136,152
Sterling Financial Corp. (WA)	2,400	74,856
Student Loan Corp. (The)	500	92,960

		2,687,934

Diversified Telecommunication Services — 0.2%

Verizon Communications, Inc.	5,800	219,936

Education — 0.1%

DeVry, Inc.	2,560	75,136

Electric Utilities — 0.1%

Exelon Corp.	2,700	185,517

Electronic Components

DTS, Inc.*	1,550	37,557

Electronic Equipment & Instruments — 0.7%

Checkpoint Systems, Inc.*	4,000	94,640
FLIR Systems, Inc.*	4,700	167,649
Sony Corp., ADR (Japan)	9,500	479,655
Suntech Power Holdings Co. Ltd., ADR (China)*	5,100	176,511

		918,455

Electronics — 0.1%

Benchmark Electronics, Inc.*	2,900	59,914
PNM Resources, Inc.	2,600	83,980

		143,894

Energy — 0.1%

Headwaters, Inc.*	3,469	75,798

Energy Equipment & Services — 0.4%

Baker Hughes, Inc.	4,200	277,746
Oil States International, Inc.*	3,040	97,554
Schlumberger Ltd.	3,000	207,300

		582,600

Entertainment & Leisure — 0.1%

Life Time Fitness, Inc.*	1,550	79,685

Financial Services — 0.4%

Asset Acceptance Capital Corp.*	3,400	52,598
Calamos Asset Management, Inc.	2,344	52,318
First Mercury Financial Corp.*	3,090	63,499
International Securities Exchange, Inc.	1,720	83,936
Investment Technology Group, Inc.*	2,940	115,248
Moneygram International, Inc.	3,100	86,056
optionsXpress Holdings, Inc.	2,520	59,321

		512,976

Food & Staples Retailing — 0.6%

Kroger Co. (The)	13,300	375,725
SunOpta, Inc.*	6,610	78,659
Wal-Mart Stores, Inc.	6,100	286,395
Whole Foods Market, Inc.	2,000	89,700

		830,479

Food Products — 0.6%

Cadbury Schweppes PLC, ADR (United Kingdom)	9,000	462,330
ConAgra Foods, Inc.	12,900	321,339

		783,669

Gaming — 0.1%

Century Casinos, Inc.*	9,880	81,510

Healthcare Equipment & Supplies — 1.0%

Alcon, Inc.	2,900	382,278
AngioDynamics, Inc.*	5,040	85,126
Baxter International, Inc.	4,400	231,748
Cutera, Inc.*	1,610	58,266
Kyphon, Inc.*	970	43,786
NuVasive, Inc.*	3,590	85,262
Orthovita, Inc.*	15,320	44,734
PolyMedica Corp.	2,661	112,640
Spectranetics Corp. (The)*	9,880	105,716
St. Jude Medical, Inc.*	7,700	289,597

		1,439,153

Healthcare Providers & Services — 1.0%

AMERIGROUP Corp.*	3,300	100,320
Covance, Inc.*	2,700	160,218
Five Star Quality Care, Inc.*	11,330	116,472
Healthways, Inc.*	2,500	116,875
Omnicare, Inc.	8,800	349,976
Pharmaceutical Product Development, Inc.	5,000	168,450
Sunrise Senior Living, Inc.*	2,900	114,608
Systems Xcellence, Inc.*	3,350	63,114
WellPoint, Inc.*	2,700	218,970

		1,409,003

Healthcare Services

Centene Corp.*	3,000	62,970

Hotels, Restaurants & Leisure — 1.2%

Brinker International, Inc.	3,100	101,370
Hilton Hotels Corp.	3,900	140,244
International Game Technology	7,600	306,888
Marriott International, Inc.(Class A Stock)	6,800	332,928
OSI Restaurant Partners, Inc.	6,200	244,900
Scientific Games Corp. (Class A Stock)*	4,590	150,690
Sonic Corp.*	3,900	86,892
Starbucks Corp.*	7,700	241,472

		1,605,384

Household Durables — 0.2%

Harman International Industries, Inc.	1,500	144,120
Meritage Homes Corp.*	2,100	67,452
Snap-On, Inc.	2,100	101,010

		312,582

Household Products — 0.8%

Colgate-Palmolive Co.	4,500	300,555
Kimberly-Clark Corp.	5,300	362,997
Procter & Gamble Co.	6,787	428,667

		1,092,219

Independent Power Producers & Energy Traders — 0.3%

NRG Energy, Inc.*	5,300	381,812

Industrial Conglomerates — 0.7%

General Electric Co.	20,400	721,344
Tyco International Ltd.	5,600	176,680

		898,024

Insurance — 2.1%

American International Group, Inc.	17,000	1,142,740
Amerisafe, Inc.*	3,480	65,598
Amtrust Financial Services, Inc.	7,340	77,510
Axis Capital Holdings Ltd.	7,200	243,792
Delphi Financial Group, Inc.(Class A Stock)	2,625	105,604
Loews Corp.	8,900	404,327
Montpelier Re Holdings Ltd.	16,800	291,312
Philadelphia Consolidated Holding Corp.*	3,900	171,561
Protective Life Corp.	1,700	74,868
Security Capital Assurance Ltd.	3,330	94,006
State Auto Financial Corp.	2,800	89,964
United Fire & Casualty Co.	1,600	56,208

		2,817,490

Internet

Equinix, Inc.*	675	57,800

Internet & Catalog Retail — 0.1%

IAC/InterActiveCorp.*	4,800	181,008

Internet Software & Services — 1.6%

Cybersource Corp.*	6,780	84,818
DealerTrack Holdings, Inc.*	2,070	63,590
eBay, Inc.*	6,600	218,790
Google, Inc. (Class A Stock)*	2,200	1,007,952
j2 Global Communications, Inc.*	4,260	118,087
NaviSite, Inc.*	12,710	76,387
NutriSystem, Inc.*	2,320	121,591
Online Resources Corp.*	6,330	72,605
RADVision Ltd. (Israel)*	3,140	74,104
TriZetto Group, Inc.*	3,270	65,433
WebEx Communications, Inc.*	1,540	87,565
Yahoo!, Inc.*	7,000	219,030

		2,209,952

IT Services — 0.2%

Infosys Technologies Ltd., ADR (India)	4,100	206,025

Machinery — 0.2%

Bucyrus International, Inc. (Class A Stock)	2,500	128,750
Flow International Corp.*	8,260	88,712

		217,462

Manufacturing — 0.2%

Harsco Corp.	3,000	134,580
Hexel Corp.*	6,100	121,085

		255,665

Media — 1.8%

Comcast Corp. (Class A Stock)*	10,050	260,798
DG FastChannel, Inc.	2,900	48,227
Liberty Global, Inc., Series C*	11,783	361,031
Liberty Media Corp., Capital Series A*	2,100	232,239
Marchex, Inc. (Class B Stock)	6,600	101,112
News Corp. (Class A Stock)	21,000	485,520
Viacom, Inc. (Class B Stock)*	7,620	313,258
Walt Disney Co. (The)	19,300	664,499

		2,466,684

Medical Supplies & Equipment — 0.2%

Micrus Endovascular Corp.*	3,090	73,666
NovaMed, Inc.*	9,440	61,171
ResMed, Inc.*	2,030	102,251
Vital Images, Inc.*	1,240	41,242

		278,330

Metals & Mining — 0.3%

Freeport-McMoRan Copper & Gold, Inc.	2,773	183,545
Ladish Co., Inc.*	2,010	75,656
Timken Co.	3,400	103,054

		362,255

Multi-Line Retail — 0.8%

Federated Department Stores, Inc.	7,500	337,875
J.C. Penney Co., Inc.	2,700	221,832
Kohl’s Corp.*	2,400	183,864
Target Corp.	5,200	308,152

		1,051,723

Multi-Utilities — 0.2%

Sempra Energy	5,300	323,353

Office Electronics — 0.2%

Xerox Corp.*	20,200	341,178

Office Equipment

School Specialty, Inc.*	1,800	64,998

Oil & Gas Exploration/Production — 0.1%

Core Laboratories NV (Netherlands)*	980	82,153

Oil, Gas & Consumable Fuels — 2.5%

Anadarko Petroleum Corp.	5,800	249,284
Cabot Oil & Gas Corp.	3,700	249,084
Hess Corp.	7,200	399,384
Marathon Oil Corp.	2,400	237,192
Nexen, Inc.	5,000	306,500
Occidental Petroleum Corp.	14,000	690,340
Oceaneering International, Inc.*	3,676	154,833
Petroleo Brasileiro SA, ADR (Brazil)	3,700	368,187
Suncor Energy, Inc.	7,100	542,085
Superior Energy Services, Inc.*	2,830	97,550
Swift Energy Co.*	2,200	91,894

		3,386,333

Pharmaceuticals — 1.9%

Abbott Laboratories	12,900	719,820
American Medical Systems Holdings, Inc.*	5,720	121,093
Barr Pharmaceuticals, Inc.*	1,300	60,255
KV Pharmaceutical Co. (Class A Stock)*	3,480	86,060
LeMaitre Vascular, Inc.*	11,390	73,466
Medicis Pharmaceutical Corp. (Class A Stock)	1,510	46,538
Novartis AG, ADR (Switzerland)	11,600	633,708
Roche Holding AG, ADR (Switzerland)	7,300	642,816
Wyeth	5,300	265,159

		2,648,915

Real Estate Investment Trusts — 0.2%

Hovnanian Enterprises, Inc. (Class A Stock)*	2,700	67,932
KKR Financial Corp.	4,110	112,737
SL Green Realty Corp.	1,000	137,180

		317,849

Retail

Cash America International, Inc.	1,323	54,243

Retail & Merchandising

Crocs, Inc.*	1,090	51,503

Semiconductors — 0.1%

Itron, Inc.*	1,560	101,462

Semiconductors & Semiconductor Equipment — 0.5%

Broadcom Corp. (Class A Stock)*	9,550	306,268
Marvell Technology Group Ltd.*	17,900	300,899
Varian Semiconductor Equipment Associates, Inc.*	1,270	67,793

		674,960

Software — 1.6%

Adobe Systems, Inc.*	16,800	700,560
CA, Inc.	10,327	267,573
Concur Technologies, Inc.*	4,500	78,570
Electronic Arts, Inc.*	3,900	196,404
Microsoft Corp.	19,600	546,252
SAP AG, ADR (Germany)	2,500	111,625
Symantec Corp.*	17,900	309,670

		2,210,654

Specialty Retail — 0.6%

Aaron Rents, Inc.	3,100	81,964
Best Buy Co., Inc.	10,400	506,688
Lowe’s Cos., Inc.	9,400	296,006

		884,658

Technology

Sanmina—SCI Corp.*	18,300	66,246

Telecommunications — 0.2%

Cbeyond, Inc.	2,980	87,404
Dril-Quip, Inc.*	1,840	79,635
Time Warner Telecom, Inc. (Class A Stock)*	3,600	74,772

		241,811

Textiles, Apparel & Luxury Goods — 1.1%

Cache, Inc.*	3,340	59,285
Coach, Inc.*	10,800	540,540
Jos. A. Bank Clothiers, Inc.*	2,960	104,636
NIKE, Inc. (Class B Stock)	5,600	595,056
Phillips-Van Heusen Corp.	3,200	188,160
Stein Mart, Inc.	3,400	55,488

		1,543,165

Thrifts & Mortgage Finance — 0.3%

Countrywide Financial Corp.	6,400	215,296
Fannie Mae	3,300	180,114

		395,410

Tobacco — 0.4%

Altria Group, Inc.	5,700	500,517

Transportation

Old Dominion Freight Line*	1,640	47,248

Utilities — 0.1%

ONEOK, Inc.	2,300	103,500

Wireless Telecommunication Services — 0.8%

Alltel Corp.	4,900	303,800
NII Holdings, Inc.*	4,500	333,810
Sprint Nextel Corp.	23,726	449,845

		1,087,455

TOTAL COMMON STOCKS
(cost $42,726,933)		55,391,409

	Units
RIGHTS *

United Mexican States, expiring 06/30/07 (Mexico) (cost $0)	1,300,000	18,850

WARRANTS*

Media

XM Satellite Radio, Inc., 144A(g) (cost $0)			100	—

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#
CORPORATE BONDS — 23.4%

Aerospace & Defense — 0.7%

BE Aerospace, Inc., Sr. Sub. Notes
8.875%	05/01/11	B3	$115	118,594
DRS Technologies, Inc., Gtd. Notes
6.625%	02/01/16	B1	75	75,750
7.625%	02/01/18	B3	50	52,000
Esterline Technologies Corp., Gtd. Notes
7.75%	06/15/13	B1	125	128,437
Hawker Beechcraft Acquisition Co. LLC, Sr. Notes, 144A
8.50%	04/01/15	B3	100	103,875
K&F Acquisition, Inc., Gtd. Notes
7.75%	11/15/14	Caa1	50	53,125
L-3 Communications Corp., Gtd. Notes
7.625%	06/15/12	Ba3	175	180,250
Moog, Inc., Sr. Sub. Notes
6.25%	01/15/15	Ba3	100	98,500
Sequa Corp., Unsec`d. Notes.
9.00%	08/01/09	B2	125	131,875
TransDigm, Inc., Sr. Sub. Notes, 144A
7.75%	07/15/14	B3	50	51,625

				994,031

Airlines — 0.1%

AMR Corp., Notes
10.40%	03/10/11	CCC+(d)	100	103,250
Continental Airlines, Inc., Pass Through Certificates
6.748%	09/15/18	Ba2	33	33,538

				136,788

Auto Parts and Equipment

Lear Corp., Gtd. Notes
8.75%	12/01/16	B3	50	47,750

Automobile Manufacturers — 0.1%

DaimlerChrysler NA Holding Corp., Gtd. Notes
5.75%	09/08/11	Baa1	100	101,593

Automotive — 0.7%

Ford Motor Credit Co., Notes
7.875%	06/15/10	B1	470	471,748
Sr. Notes
9.875%	08/10/11	B1	100	105,901
General Motors Corp., Notes
7.20%	01/15/11	Caa1	315	299,250
General Motors Nova Scotia Finance Co., Gtd. Notes (Canada)
6.85%	10/15/08	Caa1	75	74,531
Visteon Corp., Sr. Notes
7.00%	03/10/14	Caa2	40	35,000

				986,430

Automotive Parts

American Axle & Manufacturing, Inc., Gtd. Notes
7.875%	03/01/17	Ba3	50	49,875

Banks — 0.1%

Kazkommerts International BV, (Netherlands) Bank Gtd. Notes, 144A
7.875%	04/07/14	Baa1	95	96,663
Gtd. Notes, 144A
7.00%	11/03/09	Baa1	40	40,350

				137,013

Building Materials & Construction — 0.2%

Goodman Global Holdings, Inc., Gtd. Notes
8.36% (c)	06/15/12	B1	45	45,338
K Hovnanian Enterprises, Inc., Gtd. Notes
7.50%	05/15/16	Ba2	50	46,625
KB Home, Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	81,800
Nortek, Inc., Sr. Sub. Notes
8.50%	09/01/14	B3	50	48,625

				222,388

Cable — 0.7%

Callahan Nordrhein-Westfalen GMBH, Sr. Disc. Notes (Germany)(g)(i)
16.00%	07/15/10	NR	250	3
Charter Communications Holdings I LLC Gtd. Notes
11.75%	05/15/14	Caa3	150	143,625
Charter Communications Holdings I LLC, Sec’d. Notes
11.00%	10/01/15	Caa2	173	179,473
Charter Communications Holdings II LLC, Sr. Sec’d. Notes
10.25%	09/15/10- 10/01/13	Caa2	219	232,601
Charter Communications Operating LLC, Sr. Notes, 144A
8.00%	04/30/12	B3	20	20,825
CSC Holdings, Inc., Sr. Notes
8.125%	07/15/09	B2	200	207,000
6.75%	04/15/12	B2	50	49,625
7.875%	12/15/07	B2	24	24,270

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
Mediacom Broadband LLC, Sr. Notes, 144A
8.50%	10/15/15	B3	25	25,562
Virgin Media Finance PLC, Gtd. Notes
9.125%	08/15/16	B2	100	105,500

				988,484

Capital Goods — 1.0%
ALH Finance LLC, Gtd. Notes
8.50%	01/15/13	B3	25	24,937
Allied Waste North America, Inc., Sec’d. Notes
5.75%	02/15/11	B1	60	58,500
Sr. Notes
7.875%	04/15/13	B1	50	51,875
Ashtead Capital, Inc., Notes, 144A
9.00%	08/15/16	B3	55	58,575
Avis Budget Car Rental LLC, Sr. Notes, 144A
7.625%	05/15/14	Ba3	30	30,600
Baldor Electric Co., Gtd. Notes
8.625%	02/15/17	B3	50	52,875
Blount, Inc., Sr. Sub. Notes
8.875%	08/01/12	B2	150	155,250
Columbus Mckinnon Corp., Sr. Sub. Notes
8.875%	11/01/13	B2	50	53,000
Invensys PLC, (United Kingdom) Sr. Unsec`d. Notes, 144A
9.875%	03/15/11	B2	7	7,534
Johnson Diversified Holdings, Inc., Disc. Notes, Zero Coupon (until 05/15/07)
10.67% (v)	05/15/13	Caa1	75	77,437
Manitowoc Co., Inc., (The), Gtd. Notes
10.50%	08/01/12	B2	97	103,184
RBS Global, Inc. / Rexnord Corp., Gtd. Notes
9.50%	08/01/14	B3	100	104,000
Rental Service Corp., Bonds, 144A
9.50%	12/01/14	Caa1	75	79,875
Stena AB, (Sweden) Sr. Notes
7.50%	11/01/13	Ba3	125	126,875
Terex Corp., Gtd. Notes
7.375%	01/15/14	B1	75	77,250
United Rentals North America, Inc., Gtd. Notes
6.50%	02/15/12	B1	100	99,750
7.75%	11/15/13	B3	40	41,100
Valmont Industries, Inc., Gtd. Notes
6.875%	05/01/14	Ba3	125	125,469

				1,328,086

Chemicals — 0.7%
Equistar Chemical Funding, Sr. Notes
10.625%	05/01/11	B1	55	58,025
Huntsman LLC, Gtd. Notes
11.625%	10/15/10	Ba1	150	162,562
Ineos Group Holdings PLC, (United Kingdom) Sr. Sub. Notes, 144A
8.50%	02/15/16	B2	75	71,812
Koppers, Inc., Gtd. Notes
9.875%	10/15/13	B2	102	110,670
Lyondell Chemical Co., Gtd. Notes
10.50%	06/01/13	Ba2	75	82,125
Sec’d Notes
11.125%	07/15/12	Ba2	50	53,500
MacDermid, Inc., Sr. Sub. Notes, 144A
9.50%	04/15/17	Caa1	75	76,875
Momentive Performance Materials, Inc., Sr. Notes, 144A
9.75%	12/01/14	B3	75	77,250
Mosaic Co. (The), Sr. Notes, 144A
7.375%	12/01/14	B1	25	26,063
7.625%	12/01/16	B1	25	26,375
Nalco Co., Sr. Sub. Notes
8.875%	11/15/13	B3	5	5,313
Sr. Unsec’d. Notes
7.75%	11/15/11	B1	140	143,500
Rhodia SA, (France) Sr. Unsec’d. Notes
8.875%	06/01/11	B3	78	81,315
Rockwood Specialties, Inc., Gtd. Notes
10.625%	05/15/11	B3	36	37,980

				1,013,365

Consumers — 0.4%

Mac-Gray Corp., Sr. Unsec’d. Notes
7.625%	08/15/15	B2	50	51,000
Playtex Products, Inc., Gtd. Notes
9.375%	06/01/11	Caa1	100	103,375
Service Corp. International, Sr. Notes
7.00%	06/15/17	B1	125	125,937
Sr. Unsec’d. Notes
6.50%	03/15/08	B1	200	201,000
7.375%	10/01/14	B1	25	26,000

Travelport, Inc, Sr. Sub. Notes, 144A
11.875%	09/01/16	Caa1	30	32,888

				540,200

Diversified — 0.1%
iStar Financial, Inc., Sr. Unsec’d. Notes
5.80%	03/15/11	Baa2	100	101,265

Diversified Financial Services — 0.2%
Petroleum Export Ltd., (Cayman Islands) Sr. Notes, 144A
4.623%	06/15/10	Aaa	72	71,445
4.633%	06/15/10	Aaa	144	142,890

				214,335

Electric — 1.6%
AES Corp., (The) Sr. Notes
9.375%	09/15/10	B1	275	299,062
9.50%	06/01/09	B1	25	26,625
AES Eastern Energy LP, Pass Through Certificates
9.00%	01/02/17	Ba1	35	39,313
Aquila Canada Finance Corp., (Canada) Gtd. Notes
7.75%	06/15/11	B2	40	43,200
Aquila, Inc., Sr. Notes
9.95%	02/01/11	B2	3	3,285
CMS Energy Corp., Sr. Notes
7.50%	01/15/09	Ba3	70	71,837
8.50%	04/15/11	Ba3	50	54,375
Dynegy Holdings, Inc., Sr. Unsec’d. Notes
8.375%	05/01/16	B2	155	161,200
Edison Mission Energy, Sr. Notes
7.73%	06/15/09	B1	50	51,750
Sr. Unsec’d. Notes
7.75%	06/15/16	B1	50	52,125
Empresa Nacional de Electricidad SA, (Chile) Unsub. Notes
8.625%	08/01/15	Baa3	55	64,899
Homer City Funding LLC, Gtd. Notes
8.137%	10/01/19	Ba2	45	48,938
Midwest Generation LLC, Pass Through Certificates
8.30%	07/02/09	Ba2	114	116,846
8.56%	01/02/16	Ba2	71	77,611
Sec’d. Notes
8.75%	05/01/34	Ba2	75	81,375
Mirant North America LLC, Gtd. Notes
7.375%	12/31/13	B2	125	128,125
Nevada Power Co., General Refinance Mortgage
6.50%	04/15/12	Ba1	50	52,017
NRG Energy, Inc., Gtd. Notes
7.38%	01/15/17	B1	260	267,056
NSG Holdings LLC, Sec’d. Notes, 144A
7.75%	12/15/25	Ba2	125	130,625
Orion Power Holdings, Inc., Sr. Unsec’d. Notes
12.00%	05/01/10	B2	40	46,200
Reliant Energy, Inc., Sec’d. Notes
9.50%	07/15/13	B2	140	152,425
Sierra Pacific Resources, Sr. Unsec’d. Notes
8.625%	03/15/14	B1	40	43,269
TECO Energy, Inc., Sr. Notes
7.50%	06/15/10	Ba2	175	185,500
TXU Corp., Sr. Unsec’d. Notes
6.50%	11/15/24	Ba1	50	42,141

				2,239,799

Energy — 0.8%
Chesapeake Energy Corp., Gtd. Notes
6.375%	06/15/15	Ba2	200	199,000
6.50%	08/15/17	Ba2	50	49,375
Compagnie Generale de Geophysique Veritas, Gtd. Notes
7.50%	05/15/15	Ba3	125	128,750
Compton Petroleum Finance Corp., Gtd. Notes
7.625%	12/01/13	B2	25	24,437
Encore Acquisition Corp., Gtd. Notes
6.25%	04/15/14	B1	50	46,000
Forest Oil Corp., Sr. Unsec’d. Notes
8.00%	06/15/08	B1	40	40,850
Hanover Compressor Co., Gtd. Notes
7.50%	04/15/13	B2	100	102,500
Houston Exploration Co., Sr. Sub. Notes
7.00%	06/15/13	B2	25	25,000
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%	03/15/12	B1	10	10,475
Newfield Exploration Co., Sr. Sub. Notes
6.625%	04/15/16	Ba3	125	125,000
OPTI Canada, Inc., Gtd. Notes, 144A
8.25%	12/15/14	B1	50	52,000
Parker Drilling Co., Sr. Notes
9.625%	10/01/13	B2	80	86,800

Pioneer Natural Resources Co., Sr. Notes
5.875%	07/15/16	Ba1		100	93,048
Plains Exploration & Production Co., Gtd. Notes
7.00%	03/15/17	Ba3		150	150,750
Pogo Producing Co., Sr. Sub. Notes
6.875%	10/01/17	B1		15	14,625

					1,148,610

Energy-Other — 0.1%
Petrohawk Energy Corp., Gtd. Notes
9.125%	07/15/13	B3		75	79,875
Tesoro Corp., Gtd. Notes
6.625%	11/01/15	Ba1		25	25,313

					105,188

Financial - Bank & Trust — 1.1%
Export-Import Bank of Korea, Notes, 144A
5.57% (c)	10/04/11	A3		200	199,997
Rabobank Nederland, (Japan) Notes
0.20%	06/20/08	Aaa	JPY	137,000	1,155,539
VTB Capital SA, (Luxembourg) Sr. Notes, 144A
5.96% (c)	08/01/08	A2		100	100,050

					1,455,586

Financial Services — 0.6%
Bank of America Corp., Sr. Notes
5.61% (c)	10/14/16	Aa1		400	402,116
CitiFinancial, Inc., Notes
6.625%	06/01/15	Aa1		100	107,374
Pemex Project Funding Master Trust, Gtd. Notes
9.25%	03/30/18	Baa1		250	316,750

					826,240

Food — 0.5%
Ahold Finance USA, Inc., Gtd. Notes
6.875%	05/01/29	Ba1		20	20,275
8.25%	07/15/10	Ba1		25	27,000
Albertson’s, Inc., Debs.
7.45%	08/01/29	B1		75	73,780
Sr. Notes
7.50%	02/15/11	B1		25	26,327
Sr. Unsec’d. Notes
8.70%	05/01/30	B1		25	27,046
Aramark Corp., Sr. Notes, 144A
8.50%	02/01/15	B3		100	104,000
Carrols Corp., Gtd. Notes
9.00%	01/15/13	Caa1		50	51,000
Constellation Brands, Inc., Gtd. Notes
7.25%	09/01/16	Ba3		5	5,063
Del Monte Corp., Sr. Sub. Notes
8.625%	12/15/12	B2		35	36,400
Dole Foods Co., Inc., Gtd. Notes
7.25%	06/15/10	Caa1		35	33,425
Sr. Notes
8.625%	05/01/09	Caa1		8	7,980
National Beef Packaging Co. LLC, Sr. Unsec’d. Notes
10.50%	08/01/11	Caa1		50	52,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes
8.00%	10/15/09	Ba3		70	72,975
Stater Brothers Holdings, Sr. Notes
8.125%	06/15/12	B2		25	25,750
Supervalu, Inc., Sr. Unsec’d. Notes
7.50%	11/15/14	B1		50	52,125

					615,646

Gaming — 1.1%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%	04/15/12	Ba3		90	93,937
Sr. Sub. Notes
6.75%	04/15/14	Ba3		20	19,950
CCM Merger, Inc., Notes, 144A
8.00%	08/01/13	B3		125	125,625
Harrahs Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3		50	49,225
5.625%	06/01/15	Baa3		60	51,750
6.50%	06/01/16	Baa3		25	22,149
Mandalay Resort Group, Sr. Unsec’d. Notes
10.25%	08/01/07	B1		300	304,125
MGM Mirage, Gtd. Notes
6.00%	10/01/09	Ba2		255	255,319
6.625%	07/15/15	Ba2		80	76,800
6.875%	04/01/16	Ba2		50	48,625
9.75%	06/01/07	B1		105	105,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
8.00%	04/01/12	Ba2		70	72,625
Park Place Entertainment Corp., Gtd. Notes
8.125%	05/15/11	Ba1		30	31,762
Snoqualmie Entertainment Authority, Sec’d. Notes, 144A
9.15% (c)	02/01/14	B3		25	25,438

Station Casinos, Inc., Sr. Notes
6.00%	04/01/12	Ba2		170	164,687
Sr. Sub. Notes
6.625%	03/15/18	Ba3		20	17,800
Trump Entertainment Resorts, Inc., Sec’d. Notes
8.50%	06/01/15	Caa1		80	80,800

					1,546,142

Health Care—Services —0.1%
Sun Healthcare Group, Inc., Sr. Sub. Notes, 144A
9.125%	04/15/15	B3		75	76,875

Healthcare & Pharmaceuticals — 1.3%
Accellant, Inc., Gtd. Notes
10.50%	12/01/13	Caa2		175	181,125
Advanced Medical Optics, Inc., Sr. Sub. Notes, 144A
7.50%	05/01/17	B1		50	50,375
Alliance Imaging, Inc., Sr. Sub. Notes
7.25%	12/15/12	B3		75	73,500
Concentra Operating Corp., Gtd. Notes
9.125%	06/01/12	B3		50	53,375
9.50%	08/15/10	B3		50	52,750
Elan Finance PLC, (Ireland) Gtd. Notes
9.36% (c)	11/15/11	B3		30	30,525
Fresenius Medical Care Capital Trust II, Gtd. Notes
7.875%	02/01/08	B1		150	151,875
Hanger Orthopedic Group, Inc., Gtd. Notes
10.25%	06/01/14	Caa2		75	79,687
HCA, Inc., Notes
9.00%	12/15/14	Caa1		50	49,580
Sec’d. Notes, 144A
9.25%	11/15/16	B2		250	269,687
9.625%	11/15/16	B2		175	189,000
Inverness Medical Innovations, Inc., (g) Gtd. Notes
8.75%	02/15/12	Caa1		75	78,188
MedQuest, Inc., Gtd. Notes
11.875%	08/15/12	Caa1		15	13,650
Res-Care, Inc., Sr. Notes
7.75%	10/15/13	B1		100	102,000
Select Medical Corp., Gtd. Notes
7.625%	02/01/15	B3		20	18,000
Senior Housing Properties Trust, Sr. Notes
7.875%	04/15/15	Ba2		33	34,815
Sr. Unsec’d. Notes
8.625%	01/15/12	Ba2		50	54,625
Skilled Health Care Group, Inc., Sr. Sub. Notes, 144A
11.00%	01/15/14	Caa1		170	189,125
Tenet Healthcare Corp., Sr. Unsec’d. Notes
9.25%	02/01/15	Caa1		25	24,750
Ventas Realty LP, Gtd. Notes
7.125%	06/01/15	Ba2		75	78,563
Warner Chilcott Corp., Gtd. Notes
8.75%	02/01/15	Caa1		56	58,380

					1,833,575

Insurance — 0.4%
ASIF III Jersey Ltd., (Japan) Sec’d. Notes
0.95%	07/15/09	Aa2	JPY	60,000	507,918

Lodging — 0.3%
Felcor Lodging LP, Gtd. Notes
8.50%	06/01/11	Ba3		50	53,563
Gaylord Entertainment Co., Gtd. Notes
8.00%	11/15/13	B3		25	25,594
Host Marriott LP, Gtd. Notes
6.75%	06/01/16	Ba1		75	75,563
7.00%	08/15/12	Ba1		100	101,875
Sr. Notes
7.125%	11/01/13	Ba1		85	86,912
Royal Caribbean Cruises Ltd., (Liberia) Debs.
7.25%	03/15/18	Ba1		45	45,813
Sr. Notes
8.00%	05/15/10	Ba1		50	53,177

					442,497

Media — 0.7%
Idearc, Inc., Sr. Notes, 144A
8.00%	11/15/16	B2		50	51,437
Quebecor World Cap Corp., Sr. Notes, 144A
8.75%	03/15/16	B2		25	25,313
Quebecor World, Inc., Sr. Notes, 144A
9.75%	01/15/15	B2		25	26,250
Time Warner, Inc., Gtd. Notes
5.59% (c)	11/13/09	Baa2		800	801,245
Univision Communications, Inc., Sr. Notes, 144A
9.75%	03/15/15	B3		100	99,625

					1,003,870

Media & Entertainment —1.6%
AMC Entertainment, Inc., Gtd. Notes
8.625%	08/15/12	Ba3		75	79,500

11.00%	02/01/16	B3	35	$39,856
Sr. Sub. Notes
8.00%	03/01/14	B3	35	35,613
Cinemark, Inc., Sr. Disc. Notes, Zero Coupon (until 03/15/09)
9.75% (v)	03/15/14	B3	75	68,625
Clear Channel Communications, Inc., Debs.
6.875%	06/15/18	Baa3	25	22,941
Sr. Notes
4.90%	05/15/15	Baa3	100	84,076
5.75%	01/15/13	Baa3	75	70,325
Dex Media West LLC, Gtd. Notes
9.875%	08/15/13	B2	159	173,509
Dex Media, Inc., Sr. Unsec’d. Notes
8.00%	11/15/13	B3	70	73,325
DirecTV Holdings LLC, Gtd. Notes
6.375%	06/15/15	Ba3	32	30,400
Echostar DBS Corp., Gtd. Notes
6.625%	10/01/14	Ba3	50	50,313
7.125%	02/01/16	Ba3	150	154,875
Gray Television, Inc., Gtd. Notes
9.25%	12/15/11	B1	125	130,781
Intelsat Bermuda Ltd., (Bermuda) Gtd. Notes, 144A
9.25%	06/15/16	B2	25	27,688
Sr. Unsec’d. Notes, 144A
11.25%	06/15/16	Caa1	225	255,375
Intelsat Subsidiary Holding Co. Ltd., (Bermuda) Sr. Notes
8.25%	01/15/13	B2	140	145,950
Medianews Group, Inc., Sr. Sub. Notes
6.875%	10/01/13	B2	75	68,250
Morris Publishing Group LLC, Gtd. Notes
7.00%	08/01/13	B1	25	23,875
Nielsen Finance LLC, Sr. Notes, 144A
10.00%	08/01/14	Caa1	25	27,250
Primedia, Inc., Sr. Notes
10.749% (c)	05/15/10	B2	75	77,625
R.H. Donnelley Corp., Sr. Notes
8.875%	01/15/16	B3	75	79,687
R.H. Donnelley Finance Corp., Gtd. Notes, 144A
10.875%	12/15/12	B2	150	162,000
Sun Media Corp., (Canada) Gtd. Notes
7.625%	02/15/13	Ba2	175	177,625
Universal City Florida Holding Co., Sr. Notes
8.375%	05/01/10	B3	75	77,344
Vertis, Inc., Gtd. Notes
9.75%	04/01/09	B1	55	55,962

				2,192,770

Metals — 0.8%
AK Steel Corp., Gtd. Notes
7.75%	06/15/12	B2	60	60,975
Aleris International, Inc., PIK, 144A Sr. Notes,
9.00%	12/15/14	B3	25	26,375
10.00%	12/15/16	Caa1	50	52,250
Arch Western Finance LLC, Gtd. Notes
6.75%	07/01/13	B1	50	49,188
Century Aluminum Co., Gtd. Notes
7.50%	08/15/14	B1	75	77,062
Chaparral Steel Co., Gtd. Notes
10.00%	07/15/13	B1	100	111,500
CSN Islands VII Corp., Gtd. Notes, 144A
10.75%	09/12/08	BB-(d)	80	86,800
FMG Finance Pty Ltd., Sec’d. Notes, 144A
10.00%	09/01/13	Ba3	40	43,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3	75	81,094
Gerdau Ameristeel Corp., (Canada) Gtd. Notes
10.375%	07/15/11	Ba2	100	106,250
Indalex Holding Corp., Sec’d. Notes
11.50%	02/01/14	Caa1	20	20,700
Ispat Inland ULC, (Canada) Sec’d. Notes
9.75%	04/01/14	Baa3	49	54,077
Metals USA, Inc., Sec’d. Notes
11.125%	12/01/15	B3	125	138,750
Novelis, Inc., (Canada) Gtd. Notes
7.25%	02/15/15	B2	100	105,750
PNA Group, Inc.,(g) Sr. Notes
10.75%	09/01/16	B3	75	80,625
Ryerson Tull, Inc., Gtd. Notes
8.25%	12/15/11	B3	45	45,450

				1,140,346

Non-Captive — 0.4%
General Motors Acceptance Corp., Notes
6.75%	12/01/14	Ba1	30	29,493
Unsub. Notes
6.875%	09/15/11- 08/28/12	Ba1	460	459,271

				488,764

Packaging — 0.5%
Ball Corp., Gtd. Notes
6.625%	03/15/18	Ba1	50	49,688
Berry Plastics Holding Corp., Sec’d. Notes
8.875%	09/15/14	B3	75	76,687
Crown Americas LLC, Gtd. Notes
7.625%	11/15/13	B1	100	102,875
7.75%	11/15/15	B1	75	78,000
Exopac Holding Corp., Gtd. Notes
11.25%	02/01/14	B3	50	53,500
Graham Packaging Co., Inc., Gtd. Notes
8.50%	10/15/12	Caa1	60	60,900
9.875%	10/15/14	Caa1	25	25,500
Greif, Inc., Sr. Notes, 144A
6.75%	02/01/17	Ba2	50	50,375
Owens Brockway Glass Container, Inc., Gtd. Notes
8.75%	11/15/12	Ba2	115	121,037
Silgan Holdings, Inc., Sr. Sub. Notes
6.75%	11/15/13	B1	90	89,100

				707,662

Paper — 0.6%
Abitibi-Consolidated, Inc., (Canada) Gtd. Notes
7.75%	06/15/11	B3	35	33,425
Notes
5.25%	06/20/08	B3	50	48,750
Bowater Canada Finance, (Canada) Gtd. Notes
7.95%	11/15/11	B3	25	24,313
Cascades, Inc., (Canada) Sr. Notes
7.25%	02/15/13	Ba3	85	85,000
Catalyst Paper Corp., (Canada) Gtd. Notes
8.625%	06/15/11	B2	100	101,500
Sr. Unsec’d. Notes
7.375%	03/01/14	B2	25	24,188
Cellu Tissue Holdings, Inc., Sec’d. Notes
9.75%	03/15/10	B2	125	125,000
Domtar, Inc., Notes
7.875%	10/15/11	B2	25	26,187
Georgia-Pacific Corp.,
Gtd. Notes, 144A
7.125%	01/15/17	Ba3	50	50,125
Notes
8.125%	05/15/11	B2	30	31,500
Graphic Packaging International Corp., Gtd. Notes
8.50%	08/15/11	B2	50	52,000
Sr. Unsec’d. Notes
9.50%	08/15/13	B3	50	53,187
Jefferson Smurfit Corp., Gtd. Notes
7.50%	06/01/13	B3	50	48,500
Norampac, Inc., (Canada) Gtd. Notes
6.75%	06/01/13	Ba3	30	29,662
Stone Container Finance, (Canada) Gtd. Notes
7.375%	07/15/14	B3	75	72,000
Tembec Industries, Inc., (Canada) Gtd. Notes
7.75%	03/15/12	Ca	70	42,525
Verso Paper Holdings LLC, Sec’d. Notes, 144A
9.11% (c)	08/01/14	B2	25	25,625

				873,487

Pipelines & Other — 1.6%
AmeriGas Partners LP, Sr. Notes
7.125%	05/20/16	B1	50	50,125
El Paso Corp., Sr. Unsec’d. Notes
7.00%	05/15/11	Ba3	250	262,500
7.80%	08/01/31	Ba3	100	110,500
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes
8.75%	06/15/12	B2	200	207,500
Inergy LP Inergy Finance Corp., Sr. Unsec’d. Notes
6.875%	12/15/14	B1	50	49,250
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%	01/05/16	Baa2	25	23,440
6.40%	01/05/36	Baa2	50	44,772
Pacific Energy Partners LP, Sr. Notes
7.125%	06/15/14	Baa3	25	26,108
Pemex Project Funding Master Trust, Gtd. Notes
8.625%	02/01/22	Baa1	250	311,250
Targa Resources, Inc., Gtd. Notes, 144A
8.50%	11/01/13	B3	125	127,500
Transocean, Inc., Unsec’d. Notes
5.548% (c)	09/05/08	Baa1	200	200,212
Williams Cos., Inc., Notes, 144A
6.375%	10/01/10	Ba2	350	354,812
Sr. Notes
7.625%	07/15/19	Ba2	25	27,188
Sr. Unsec’d. Notes
7.125%	09/01/11	Ba2	225	235,687
7.875%	09/01/21	Ba2	40	44,000
8.125%	03/15/12	Ba2	65	70,688
Williams Partners LP, Bonds, 144A
7.25%	02/01/17	Ba3	100	105,750

				2,251,282

Real Estate Investment Trusts — 0.1%
Nationwide Health Properties, Inc., Unsec’d. Notes
6.50%	07/15/11	Baa3	100	102,864

Retailers — 0.3%
Couche-Tard Finance Corp., Sr. Sub. Notes
7.50%	12/15/13	Ba2	25	25,687
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	B1	75	79,500
Jean Coutu Group, Inc., (Canada) Gtd. Notes
8.50%	08/01/14	Caa2	25	27,125
Sr. Notes
7.625%	08/01/12	B3	25	26,502
Neiman Marcus Group, Inc., PIK Gtd. Notes
9.00%	10/15/15	B2	45	49,275
Pantry, Inc., (The), Gtd. Notes
7.75%	02/15/14	B3	55	55,550
Rite Aid Corp., Unsec’d. Notes
8.125%	05/01/10	B3	100	102,750
Susser Holdings LLC, Gtd. Notes
10.625%	12/15/13	B2	36	39,285

				405,674

Services Cyclical - Rental Equipment — 0.1%
Hertz Corp., Gtd. Notes
8.875%	01/01/14	B1	155	167,013

Technology — 0.9%
Amkor Technology, Inc., Sr. Notes
7.125%	03/15/11	B1	25	24,500
Avago Technologies Finance, (Singapore) Gtd. Notes
10.125%	12/01/13	B2	85	92,012
11.875%	12/01/15	Caa1	30	33,750
Flextronics International Ltd., (Singapore) Sr. Sub. Notes
6.25%	11/15/14	Ba2	50	48,375
Sr. Unsec’d. Notes
6.50%	05/15/13	Ba2	50	49,500
Freescale Semiconductor, Inc., Sr. Notes, 144A
8.875%	12/15/14	B1	75	75,094
Sr. Notes, 144A, PIK
9.125%	12/15/14	B1	325	322,562
Sr. Sub. Notes, 144A
10.125%	12/15/16	B2	60	60,150
Iron Mountain, Inc., Gtd. Notes
8.625%	04/01/13	B3	95	97,755
Nortel Networks Corp., (Canada) Gtd. Notes, 144A
4.25%	09/01/08	B3	25	24,688
Nortel Networks Ltd., (Canada) Gtd. Notes
10.125%	07/15/13	B3	25	27,438
NXP BV, Sec’d. Notes, 144A
7.875%	10/15/14	Ba2	65	67,113
Sr. Notes, 144A
9.50%	10/15/15	B2	50	51,625
Sensata Technologies, (Netherlands) Gtd. Notes
8.00%	05/01/14	Caa1	75	74,531
Serena Software, Inc., Gtd. Notes
10.375%	03/15/16	Caa1	95	102,600
Spansion LLC, Sr. Notes, 144A
11.25%	01/15/16	Caa1	50	51,625
Unisys Corp., Sr. Notes
8.00%	10/15/12	B2	20	20,050
Xerox Corp., Gtd. Notes
6.40%	03/15/16	Baa3	50	51,426

				1,274,794

Telecommunications — 2.7%
BellSouth Corp., Sr. Unsec’d. Notes
5.46% (c)	08/15/08	A2	200	200,104
Centennial Communications Corp., Sr. Notes
10.00%	01/01/13	Caa1	25	26,969
Cincinnati Bell, Inc., Gtd. Notes
8.375%	01/15/14	B2	45	46,013
Citizens Communications Co., Notes
9.25%	05/15/11	Ba2	75	83,625
Sr. Unsec’d. Notes
6.25%	01/15/13	Ba2	40	39,700
9.00%	08/15/31	Ba2	15	16,425
Cricket Communications, Inc., Sr. Notes, 144A
9.375%	11/01/14	Caad2	50	53,000

Dobson Cellular Systems, Inc., Sec’d. Notes
8.375%	11/01/11	Ba2	$50	$53,062
Dobson Communications Corp., Sr. Notes
9.61% (c)	10/15/12	Caa1	10	10,288
Hawaiian Telcom Communications, Inc., Gtd. Notes
12.50%	05/01/15	B3	50	54,750
Level 3 Financing, Inc., Gtd. Notes
12.25%	03/15/13	B3	175	204,750
Sr. Notes, 144A
8.75%	02/15/17	B3	50	50,375
9.25%	11/01/14	B3	25	25,688
MetroPCS Wireless, Inc., Sr. Notes, 144A
9.25%	11/01/14	Caa2	50	52,875
Nordic Telephone Co. Holdings, (Denmark) Sec’d. Notes, 144A
8.875%	05/01/16	B2	90	96,300
Qwest Communications International, Inc., Debs.
6.875%	09/15/33	Ba1	100	96,500
Notes
8.875%	03/15/12	Ba1	25	27,625
Sr. Notes
7.625%	06/15/15	Ba1	575	613,812
7.875%	09/01/11	Ba1	175	185,937
Sr. Unsec’d. Notes
7.50%	10/01/14- 06/15/23	Ba3	150	154,375
Rogers Wireless, Inc., (Canada) Sec’d. Notes
9.625%	05/01/11	Ba3	95	108,300
Rural Cellular Corp., Sr. Unsec’d. Notes
9.875%	02/01/10	B3	45	47,475
Sprint Capital Corp., Gtd. Notes
8.375%	03/15/12	Baa3	1,000	1,115,729
Time Warner Telecom Holdings, Inc., Gtd. Notes
9.25%	02/15/14	B3	25	26,750
Windstream Corp., Gtd. Notes
8.625%	08/01/16	Ba3	100	109,375
Sr. Notes, 144A
7.00%	03/15/19	Ba3	150	150,000

				3,649,802

Textiles & Apparel — 0.1%
Levi Strauss & Co., Sr. Unsub. Notes
9.75%	01/15/15	B2	75	82,313

Tobacco — 0.1%
Reynolds American, Inc., Gtd. Notes
6.50%	07/15/10	Ba2	25	25,637
7.625%	06/01/16	Ba2	55	58,511

				84,148

TOTAL CORPORATE BONDS (cost $31,169,976)				32,084,468

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 20.3%
Federal National Mortgage Assoc.
4.00%	08/01/18- 06/01/20	5,772		5,458,501
4.50%	TBA	1,000		967,812
4.50%	03/01/35- 09/01/35	4,290		4,034,025
4.972%	02/01/36	391		390,549
5.00%	01/01/19- 02/01/36	1,777		1,721,533
5.00%	TBA	1,500		1,448,907
5.50%	02/01/35- 06/01/36	5,294		5,238,447
5.65%	05/01/36	189		190,939
6.00%	11/01/32- 10/01/36	1,904		1,918,900
6.252%	08/01/29	35		35,431
6.50%	06/01/18- 10/01/32	335		346,259
6.50%	TBA	2,000		2,040,000
6.875%	08/01/09	922		948,369
Government National Mortgage Assoc.
5.00%	TBA	3,000		2,918,436
5.375%	04/20/27	79		80,119
5.75%	08/20/24	7		7,255
6.125%	10/20/27- 11/20/29	59		60,122
8.00%	08/20/31	5		5,078
8.50%	02/20/26- 04/20/31	36		37,285
8.50%	04/20/26	—	(r)	1,027

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $27,964,934)				27,848,994

U.S. TREASURY OBLIGATION — 7.3%
United States Inflation Index Bonds
0.875%	04/15/10	1,100		1,136,431
2.00%	01/15/16	100		100,410
2.375%	04/15/11	200		206,613
United States Treasury Bonds
3.375%	02/15/08	200		197,336
7.875%	02/15/21	1,000		1,299,062
United States Treasury Notes
3.50%	02/15/10	900		874,933
3.625%	01/15/10	200		195,195
3.875%	09/15/10	300		293,801
4.00%	02/15/14	300		289,406
4.25%	10/15/10- 11/15/14	2,200		2,174,539
4.375%	11/15/08	200		198,953

4.50%	11/15/15	300	296,942
4.625%	12/31/11- 02/29/12	1,000	1,003,555
4.75%	12/31/08- 02/15/37	1,200	1,200,637
4.875%	04/30/11	300	303,609
5.125%	05/15/16	300	310,184

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,062,341)			10,081,606

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1
7.59%	01/01/20	155	164,393
Series 2000-P10A, Class 1
8.017%	02/10/10	83	87,773

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $237,925)			252,166

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2
5.393%(c)	05/25/35	Aaa	172	171,865
Countrywide Alternative Loan Trust, Series 2006-0A20, Class A1
5.503%(c)	01/25/46	Aaa	200	200,000
FHLMC Structured Pass Through Securities, Series T-61, Class 1A1(c)
6.333%	07/25/44	Aaa	711	718,960
Freddie Mac, Series 2266, Class F
5.77%	11/15/30	Aaa	14	13,701
Series 3010, Class WB
4.50%	11/15/19- 07/15/20	Aaa	1,111	1,037,435
Government National Mortgage Assoc., Series 2000-15, Class Z
7.50%	02/20/30	Aaa	273	284,468
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
5.40%(c)	10/25/46	Aaa	190	190,233
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A
5.40%(c)	09/25/36	Aaa	167	167,291
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A
5.39%(c)	06/15/22	Aaa	178	177,902
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1
5.60%(c)	05/25/35	Aaa	485	486,269
Thornburg Mortgage Securities Trust, Series 2006-2, Class A1C
5.44%(c)	04/25/36	Aaa	200	199,586
Washington Mutual, Inc.,
Series 2002-AR17, Class 1A
6.183%(c)	11/25/42	Aaa	137	137,158
Series 2003-R1, Class A1
5.59%(c)	12/25/27	Aaa	686	685,846
Series 2005-AR13, Class A1A1
5.61%(c)	10/25/45	Aaa	167	167,161
Series 2005-AR6, Class 2AB1
5.51%(c)	04/25/45	Aaa	150	150,401
Series 2006-AR17, Class 2A
5.892%(c)	12/25/46	Aaa	197	197,328
Series 2006-AR17, Class1A1A
5.793%(c)	12/25/46	Aaa	177	177,504

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,060,056)				5,163,108

FOREIGN GOVERNMENT BONDS —1.8%
Development Bank of Japan (Japan)
1.75%	06/21/10	Aaa	10,000	86,967
Republic of Panama (Panama)
9.625%	02/08/11	Ba1	150	170,850
Russian Government International Bond (Russia)
7.50%(v)	03/31/30	Baa2	50	56,745
United Kingdom Gilt (United Kingdom)
4.25%	03/07/11	Aaa	300	568,920
United Kingdom Treasury Stock (United Kingdom)
5.00%	09/07/14	Aaa	800	1,565,106

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,379,802)				2,448,588

ASSET-BACKED SECURITIES — 1.4%
Arkle Master Issuer PLC, Series 2006-1A, Class 1A, 144A
5.30%(c)	11/17/07	Aaa	200	200,063
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1
5.595%(c)	09/25/34	Aaa	53	53,423
Bank One Issuance Trust, Series 2004-A4, Class A4
5.36%(c)	06/15/07	Aaa	500	500,078
Ford Credit Auto Owner Trust, Series 2006-A, Class A2B
5.33%(c)	09/15/08	Aaa	62	62,026

Honda Auto Receivables Owner Trust, Series 2006-1, Class A2
5.10%	09/18/08	Aaa	280	280,213
MBNA Master Credit Card Trust, Series 2000-D, Class C
8.40%	09/15/09	BBB(d)	200	200,260
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2
5.18%	08/15/08	Aaa	343	342,961
WFS Financial Owner Trust, Series 2005-1, Class A3
3.59%	10/19/09	Aaa	268	265,897

TOTAL ASSET-BACKED SECURITIES (cost $1,907,608)				1,904,921

MUNICIPAL BONDS — 0.4%
Massachusetts Water Resources Authority, Series J(h)
5.00%	08/01/32	Aaa	250	261,770
Tobacco Settlement Financing Corp., Series 2001, Class B
5.875%	05/15/39	Baa3	290	309,662

TOTAL MUNICIPAL BONDS (cost $476,806)				571,432

TOTAL LONG-TERM INVESTMENTS (cost $121,986,381)				135,765,542

SHORT-TERM INVESTMENTS — 8.4%
COMMERCIAL PAPER — 1.1%
Bank of America Corp. (cost $1,480,642)
5.22%	06/28/07	A1	1,500	1,480,933

CERTIFICATES OF DEPOSIT —0.2%
Skandinavia Enskilda Bank (cost $199,971)
5.27%(c)	10/03/07		200	199,989

U.S. TREASURY OBLIGATION —0.1%
U.S. Treasury Bills(k)(n) (cost $158,348)
4.955%	06/14/07		160	158,413

FOREIGN TREASURY BILL —0.8%
Dutch Treasury Certificate (Netherlands) (cost $1,123,456)
Zero	05/31/07		EUR 860	1,141,922

		Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 6.0%
Dryden Core Investment Fund—Taxable Money Market Series (cost $8,222,335)(w)		8,222,335	8,222,335

		Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* — 0.2%

Call Options — 0.2%
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.00		34,000	37,613
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.25		51,000	39,206
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25		1,000	731
Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25		47,000	44,356
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 4.90%		4,400	12,209
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%		5,400	47,806
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.00%		3,000	20,176
Swap on 3 Month LIBOR, expiring 06/15/2009 @ 5.00%	GBP	250	79
Swap on 3 Month LIBOR, expiring 01/25/2010 @ 5.20%		2,900	30,099
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $114.00		11,200	1,750

			234,025

Put Options
5 year U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $103.00		6,000	937
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.25		51,000	319
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.50		106,000	662
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75		22,000	138
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25		30,000	188
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.50		5,000	31
Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25		18,000	8,550
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50		25,000	156
Eurodollar Futures, expiring 12/17/2007, Strike Price $92.00		1,000	6
FNCL, expiring 05/14/2007, Strike Price $82.00		1,000	22
FNCL, expiring 06/05/2007, Strike Price $83.00		1,000	101
Swap on 3 Month LIBOR, expiring 01/25/2010 @ 5.20%		2,900	21,928

			33,038

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $248,955)	267,063

TOTAL SHORT-TERM INVESTMENTS (cost $11,433,707)	11,470,655

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 107.4% (cost $133,420,088)	147,236,197

Interest Rate	Maturity Date	Principal Amount (000)#
INVESTMENTS SOLD SHORT — (3.2)%
U.S. Treasury Notes
3.625%	05/15/13	1,100	(1,046,289)
Federal National Mortgage Assoc.
5.50%	TBA	3,350	(3,314,407)

Total Investments Sold Short (proceeds $(4,373,837))			(4,360,696)

		Notional Amount (000)
OUTSTANDING OPTIONS WRITTEN*
Call Options
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	70	(138)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.00%		1,900	(13,486)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%		1,800	(47,855)
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.15%		1,300	(19,552)

Total Outstanding Options Written (premium received $66,952)			(81,031)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 104.2% (cost $128,979,299)			142,794,470
Liabilities in excess of other assets (x) — (4.2)%			(5,718,974)

NET ASSETS — 100.0%			$137,075,496

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

RDU	Restricted Depositary Unit

TBA	Securities purchased on a forward commitment basis

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(h)

Represents all or partial amount utilized in a municipal Tender Option Bond Transaction. The aggregate principal amount of the inverse floater and the floating rate note (included in laibilities) are $125,000 and $125,000, respectively.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities or a portion thereof with an aggregate market value of $158,413 have been segregated with the custodian to cover margin requirements for future contracts open at March 31, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
32	90 Day Euro Dollar	Dec 07	$7,597,212	$7,610,000	$12,788
20	90 Day Euro Dollar	Mar 08	7,382,451	7,383,813	1,362
156	90 Day Euro Dollar	Jun 08	37,114,000	37,184,550	70,550
24	90 Day Euro Dollar	Sep 08	5,698,537	5,721,900	23,363
19	90 Day Euro Dollar	Dec 08	4,512,650	4,529,125	16,475
21	90 Day Euro EURIBOR	Jun 07	6,738,120	6,724,943	(13,177)
17	90 Day Sterling	Mar 08	3,940,807	3,941,225	418
131	5 Year U.S. Treasury Notes	Jun 07	13,813,235	13,859,391	46,156

					157,935

Short Positions:
140	10 Year U.S. Treasury Notes	Jun 07	20,308,375	20,219,375	89,000

					$246,935

(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts and swap.

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
expiring 04/26/07	EUR	412	$550,679	$550,964	$(285)
expiring 04/26/07	EUR	594	792,981	793,492	(511)
Japanese Yen,
expiring 04/16/07	JPY	93,412	793,390	792,702	688
Pound Sterling,
expiring 04/05/07	GBP	1,138	2,224,175	2,239,381	(15,206)

			$4,361,225	$4,376,539	$(15,314)

Interest rate swap agreements outstanding at March 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	06/20/37		$1,600,000	5.00%	3 Month LIBOR	$(55,745)
Deutsche Bank(1)	06/20/37		$1,700,000	5.00%	3 Month LIBOR	(26,481)
UBS AG(1)	06/18/09		$5,000,000	5.00%	3 Month LIBOR	20,695
Barclays Capital PLC(2)	06/18/34	GBP	300,000	5.00%	6 Month LIBOR	(10,708)
Deutsche Bank(2)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	12,590
UBS AG(1)	10/15/10	EUR	100,000	2.1455%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	3,569
JPMorgan Chase Bank(1)	01/15/10	AUD	200,000	6.50%	6 Month Australian Bank Bill rate	(261)
Deutsche Bank(1)	01/15/10	AUD	200,000	6.50%	6 Month Australian Bank Bill rate	(242)
Bank of America Securities LLC(1)	06/20/14		$1,100,000	5.00%	3 Month LIBOR	(4,471)
Citigroup(1)	06/20/37		$900,000	5.00%	3 Month LIBOR	2,323
Merrill Lynch & Co.(2)	06/20/07	JPY	30,000,000	2.00%	6 Month LIBOR	(2,773)
Barclays Capital PLC(2)	06/20/07	JPY	10,000,000	2.00%	6 Month LIBOR	(1,192)
Deutsche Bank(1)	06/20/17		$400,000	5.00%	3 Month LIBOR	(3,189)
Barclays Capital(1)	06/20/17		$100,000	5.00%	3 Month LIBOR	(952)
Lehman Brothers(1)	06/20/12		$3,700,000	5.00%	3 Month LIBOR	(7,353)
UBS AG(1)	06/20/37		$800,000	5.00%	3 Month LIBOR	(28,546)
Barclays Capital(1)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(8,251)

						$(110,987)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/12		$100,000	0.17%	AIG Corp., 5.4%, due 02/15/12	(61)
Lehman Brothers(2)	03/20/08		$300,000	0.06%	AIG Corp., 5.6%, due 10/18/16	(4)
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(677)
UBS AG(1)	12/20/08		$200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(940)
Citigroup(1)	12/20/16		$400,000	0.17%	Bank of America Corp., 5.62%, 10/14/16	1,531
Barclays Bank PLC(1)	06/20/15		$100,000	0.15%	CitiFinancial, 6.625%, due 06/01/15	232
Barclays Bank PLC(1)	09/20/11		$100,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(992)
Barclays Bank PLC(1)	12/20/11		$1,200,000	0.75%	Dow Jones CDX HVOL7 Index	3,793
Morgan Stanley & Co.(2)	03/20/07		$300,000	0.46%	Dow Jones CDX IG5 Index	(722)
Morgan Stanley & Co.(1)	12/20/12		$400,000	0.14%	Dow Jones CDX IG5 Index	213
Morgan Stanley & Co.(2)	03/20/07		$700,000	0.46%	Dow Jones CDX IG5 Index	(2,279)
Morgan Stanley & Co.(1)	12/20/12		$1,000,000	0.14%	Dow Jones CDX IG5 Index	709
Morgan Stanley & Co.(1)	12/20/16		$500,000	0.65%	Dow Jones CDX IG7 Index	3,204
Goldman Sachs(1)	12/20/16		$500,000	0.65%	Dow Jones CDX IG7 Index	3,017
JPMorgan Chase Bank(1)	12/20/16	EUR	200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(218)
Goldman Sachs(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(591)
Deutsche Bank(1)	12/20/16	EUR	400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(651)
Barclays Bank PLC(1)	12/20/16	EUR	600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 4 Index	(709)
Bank of America Securities LLC(1)	12/20/08		$100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(133)
Citigroup(1)	12/20/08		$200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(745)
Barclays Bank PLC(1)	12/20/08		$200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(458)
Morgan Stanley & Co.(1)	12/20/08		$100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(247)
Citigroup(1)	12/20/08		$100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(279)
Lehman Brothers(1)	12/20/08		$100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,539)
Bear Stearns International Ltd.(1)	12/20/08		$200,000	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(1,038)
Lehman Brothers(1)	12/20/08		$200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(110)
Merrill Lynch & Co.(1)	12/20/08		$100,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(390)
Barclays Bank PLC(1)	03/20/11		$100,000	0.37%	iStar Financial, Inc., 5.8%, due 03/15/11	341
Lehman Brothers(1)	12/20/08		$200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(359)
Lehman Brothers(1)	12/20/08		$100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(877)
Lehman Brothers(1)	12/20/08		$100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(11)
Deutsche Bank(1)	09/20/11		$100,000	0.62%	Nationwide Health, 6.5%, due 07/15/11	(572)
Lehman Brothers(1)	12/20/08		$100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(792)
Lehman Brothers(1)	06/20/09		$400,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(2,937)
Lehman Brothers(1)	12/20/08		$100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	100
Morgan Stanley & Co.(1)	09/20/13		$100,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	(1,041)
Bear Stearns International Ltd.(1)	03/20/12		$1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	283
Citigroup(1)	12/20/08		$300,000	0.14%	WalMart Stores, Inc., 6.875%, due 08/10/09	(483)
Barclays Bank PLC(1)	12/20/08		$100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,071)
Bear Stearns International Ltd.(1)	06/20/16		$100,000	0.63%	Whirlpool Corp., 6.5%, due 06/15/16	3,430
Lehman Brothers(1)	12/20/08		$100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(163)

						$(4,236)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

EQUITY PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%

COMMON STOCKS

Aerospace & Defense — 3.1%
Boeing Co. (The)(a)	314,400	$27,953,304
Honeywell International, Inc.	1,376,700	63,410,802
Lockheed Martin Corp.	1,326	128,649
Orbital Sciences Corp.*(a)	1,075,700	20,158,618
Raytheon Co.	2,400	125,904
United Technologies Corp.	333,500	21,677,500

		133,454,777

Air Freight & Logistics
United Parcel Service, Inc.(Class B Stock)	1,735	121,623

Auto Related — 0.1%
Tenneco, Inc.*	200,100	5,094,546

Beverages — 1.4%
PepsiCo, Inc.(a)	982,723	62,461,874

Biotechnology — 1.6%
Genentech, Inc.*(a)	357,813	29,383,604
Gilead Sciences, Inc.*(a)	514,652	39,370,878

		68,754,482

Building Materials — 0.8%
Masco Corp.	1,326,962	36,358,759

Building Products — 0.5%
American Standard Cos., Inc.	377,500	20,015,050

Capital Markets — 5.0%
Bank of New York Co., Inc. (The)	796,200	32,285,910
Goldman Sachs Group, Inc.(a)	300,312	62,053,468
Mellon Financial Corp.(a)	7,112	306,812
Merrill Lynch & Co., Inc.	532,800	43,513,776
Schwab, (Charles) Corp.	874,500	15,994,605
UBS AG	1,050,400	62,425,272

		216,579,843

Chemicals — 1.2%
Air Products & Chemicals, Inc.	900	66,501
Arkema, ADR (France)*	70	3,999
DuPont (E.I.) de Nemours & Co.(a)	1,084,514	53,607,527

		53,678,027

Clothing & Apparel
Cintas Corp.	844	30,468
Hanesbrands, Inc.*	500	14,695

		45,163

Commercial Banks — 2.0%
Bank of America Corp.	732,848	37,389,905
Wachovia Corp.	1,401	77,124
Wells Fargo & Co.	1,400,914	48,233,469

		85,700,498

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	883,600	30,404,676

Communication Equipment — 6.5%
Avaya, Inc.*	2,016,800	23,818,408
Cisco Systems, Inc.*	2,946,789	75,231,523
Corning, Inc.*	2,475	56,281
Motorola, Inc.	3,618,764	63,943,560
Nokia Corp., ADR (Finland)	7,542	172,863
QUALCOMM, Inc.	2,488,960	106,179,034
Research in Motion Ltd. (Canada)*(a)	101,700	13,881,033

		283,282,702

Computers & Peripherals — 1.4%
Apple Computer, Inc.*(a)	361,300	33,568,383
Dell, Inc.*	10,365	240,572
EMC Corp.*(a)	8,140	112,739
Hewlett-Packard Co.	689,300	27,668,502
Sun Microsystems, Inc.*(a)	5,400	32,454

		61,622,650

Conglomerates
Cooper Industries Ltd.(Class A Stock) (Bermuda)	820	36,892

Construction — 0.8%
Toll Brothers, Inc.*(a)	1,316,600	36,048,508

Consumer Finance — 1.8%
American Express Co.	1,112,746	62,758,874
SLM Corp.(a)	322,300	13,182,070

		75,940,944

Consumer Products & Services — 0.4%
Fortune Brands, Inc.(a)	236,600	18,648,812

Diversified Consumer Services — 1.2%
Career Education Corp.*(a)	925,900	28,239,950
H&R Block, Inc.	1,220,900	25,687,736

		53,927,686

Diversified Financial Services — 5.0%
Capital One Financial Corp.	500,475	37,765,844
Citigroup, Inc.	753,304	38,674,627
Freddie Mac	295,290	17,566,802
JPMorgan Chase & Co.	1,017,647	49,233,762
KKR Private Equity Investors LP(c)	1,295,700	31,420,725
KKR Private Equity Investors LP, RDU (cost $7,567,532; purchased 7/18/06 - 8/3/06)(c)(e)	334,700	8,116,475
NYSE Euronext*(a)	370,300	34,715,625

		217,493,860

Electric Utilities — 0.8%
Dominion Resources, Inc.	192,800	17,114,856
Exelon Corp.	284,000	19,513,640

		36,628,496

Electronic Components — 1.6%
Dolby Laboratories, Inc.(Class A Stock) *	667,058	23,020,172
First Solar, Inc.	107,000	5,565,070
Parker Hannifin Corp.	279,700	24,140,907
Sony Corp. (Japan)	370,900	18,726,741

		71,452,890

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	362,700	23,985,351
BJ Services Co.	5,010	139,779

Energy Equipment & Services (cont’d.)
Cameron International Corp.*	6,490	$407,507
GlobalSantaFe Corp. (Cayman Islands)	2,000	123,360
Transocean, Inc.*	272,000	22,222,400

		46,878,397

Financial—Bank & Trust — 0.4%
Hudson City Bancorp, Inc.(a)	1,329,500	18,187,560
PNC Financial Services Group, Inc.	1,986	142,932

		18,330,492

Financial—Brokerage
Ameriprise Financial, Inc.	177	10,114

Food & Staples Retailing — 1.7%
Kroger Co. (The)	859,800	24,289,350
Wal-Mart Stores, Inc.(a)	1,071,792	50,320,634

		74,609,984

Food Products — 2.2%
Cadbury Schweppes PLC, ADR (United Kingdom)	577,300	29,655,901
ConAgra Foods, Inc.	1,015,000	25,283,650
General Mills, Inc.	792	46,110
Kellogg Co.	385,515	19,827,037
McCormick & Co., Inc.	572,823	22,065,142
Sara Lee Corp.	4,000	67,680

		96,945,520

Healthcare Equipment & Supplies — 0.5%
Alcon, Inc.(a)	158,100	20,840,742
Medtronic, Inc.	1,486	72,903
St. Jude Medical, Inc.*	833	31,329

		20,944,974

Healthcare Providers & Services — 1.9%
Coventry Health Care, Inc.*	348,623	19,540,319
Omnicare, Inc.	611,500	24,319,355
Tenet Healthcare Corp.*(a)	2,352	15,123
UnitedHealth Group, Inc.	484,847	25,682,346
WellPoint, Inc.*	131,900	10,697,090

		80,254,233

Hotels, Restaurants & Leisure — 2.0%
Marriott International, Inc.(Class A Stock)	444,100	21,743,136
McDonald’s Corp.	944,561	42,552,473
OSI Restaurant Partners, Inc.	560	22,120
Station Casinos, Inc.	255,078	22,082,103

		86,399,832

Household Durables
Newell Rubbermaid, Inc.	2,500	77,725

Household Products — 1.8%
Kimberly-Clark Corp.	388,900	26,635,761
Procter & Gamble Co.	799,678	50,507,662

		77,143,423

Independent Power Producers & Energy Traders — 0.7%
NRG Energy, Inc.*(a)	402,400	28,988,896

Industrial Conglomerates — 3.1%
General Electric Co.	2,851,463	100,827,732
Textron, Inc.	368,085	33,054,033
Tyco International Ltd.	16,708	527,137

		134,408,902

Insurance — 5.0%
AFLAC, Inc.(a)	737,670	34,714,750
Allstate Corp. (The)	2,922	175,495
American International Group, Inc.	1,179,210	79,266,496
Axis Capital Holdings Ltd.	644,600	21,826,156
Berkshire Hathaway, Inc.(Class A Stock) *	207	22,560,930
Conseco, Inc.*(a)	2,165	37,455
Hartford Financial Services Group, Inc.	614	58,686
Loews Corp.	839,900	38,156,657
Marsh & McLennan Cos., Inc.	670,700	19,644,803

		216,441,428

Internet Software & Services — 1.3%
Google, Inc.(Class A Stock) *	119,900	54,933,384
Oracle Corp.*	10,373	188,062
Yahoo!, Inc.*(a)	1,140	35,671

		55,157,117

IT Services — 0.5%
Accenture Ltd.(Class A Stock)	2,802	107,989
Paychex, Inc.(a)	508,210	19,245,913

		19,353,902

Leisure Equipment & Products
Mattel, Inc.	2,812	77,527

Life Science Tools & Services
Thermo Fisher Scientific, Inc.*(a)	550	25,713

Machinery — 0.5%
Caterpillar, Inc.	304,700	20,424,041

Media — 5.1%
CBS Corp.(Class B Stock)	3,523	107,769
Comcast Corp.(Class A Stock) *(a)	4,350	112,883
Comcast Corp.(Special Class A Stock) *	1,567	39,911
EchoStar Communications Corp.(Class A Stock) *	504,619	21,915,603
Liberty Global, Inc. (Class C Stock)*	1,022,450	31,327,868
News Corp.(Class A Stock)	2,715,326	62,778,337
News Corp.(Class B Stock) (a)	1,281,138	31,349,447
Time Warner, Inc.	1,503,506	29,649,138
Viacom, Inc.(Class B Stock) *	3,523	144,831
Walt Disney Co. (The)(a)	1,248,600	42,989,298

		220,415,085

Metals & Mining — 2.0%
Alcoa, Inc.(a)	563,300	19,095,870
Barrick Gold Corp. (Canada)	1,412,138	40,316,540

Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.(a)	391,100	$25,886,909

		85,299,319

Multi-Line Retail — 1.2%
Federated Department Stores, Inc.	473,800	21,344,690
J.C. Penney Co., Inc.	1,300	106,808
Kohl’s Corp.*	530	40,603
Staples, Inc.	521,541	13,476,620
Target Corp.	322,013	19,082,490

		54,051,211

Multi-Utilities — 1.9%
Sempra Energy	1,371,346	83,665,819

Office Electronics — 0.6%
Xerox Corp.*	1,515,600	25,598,484

Oil, Gas & Consumable Fuels — 7.4%
ConocoPhillips	279,786	19,123,373
Exxon Mobil Corp.	741,028	55,910,563
Hess Corp.(a)	565,400	31,362,738
Nexen, Inc.	519,500	31,845,350
Occidental Petroleum Corp.	612,400	30,197,444
Petroleo Brasileiro SA, ADR (Brazil)	276,100	27,474,711
Suncor Energy, Inc. (Canada)	548,529	41,739,517
Suncor Energy, Inc. (Canada)	241,891	18,468,378
Total SA, ADR (France)(a)	628,726	43,872,500
Valero Energy Corp.	352,100	22,706,929

		322,701,503

Pharmaceuticals — 6.6%
Abbott Laboratories	1,053,855	58,805,109
Elan Corp. PLC, ADR (Ireland)*(a)	1,452,100	19,298,409
Eli Lilly & Co.	1,697	91,146
Johnson & Johnson	2,172	130,885
MedImmune, Inc.*(a)	301,986	10,989,271
Merck & Co., Inc.	4,000	176,680
Novartis AG, ADR (Switzerland)	689,500	37,667,385
Pfizer, Inc.	1,800	45,468
Roche Holdings Ltd., ADR (Switzerland)	476,700	41,976,772
Sanofi-Aventis, ADR (France)(a)	223,722	9,734,144
Schering-Plough Corp.	1,907,600	48,662,876
Sepracor, Inc.*(a)	1,200	55,956
Wyeth	1,190,409	59,556,162

		287,190,263

Retail & Merchandising
CVS / Caremark Corp.	1,060	36,188
TJX Cos., Inc.	1,310	35,318

		71,506

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.	1,080	37,249
ASML Holding NV (Netherlands)*(a)	1,035,416	25,626,546
Broadcom Corp.(Class A Stock) *(a)	647,150	20,754,100
Intel Corp.	4,300	82,259
KLA-Tencor Corp.(a)	552	29,433
Marvell Technology Group Ltd.*(a)	1,319,510	22,180,963
Maxim Integrated Products, Inc.	2,600	76,440
Texas Instruments, Inc.	625,355	18,823,186
Xilinx, Inc.(a)	1,070	27,531

		87,637,707

Software — 4.6%
Adobe Systems, Inc.*(a)	1,608,713	67,083,332
Electronic Arts, Inc.*	318,400	16,034,624
Microsoft Corp.	3,383,095	94,286,858
Symantec Corp.*	1,322,910	22,886,343

		200,291,157

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.*(a)	770	30,931
Best Buy Co., Inc.	746,000	36,345,120
Home Depot, Inc. (The)	1,445	53,089
Lowe’s Cos., Inc.(a)	589,784	18,572,298

		55,001,438

Telecommunications — 1.0%
Alltel Corp.	261,248	16,197,376
Comverse Technology, Inc.*	23,803	508,194
Embarq Corp.	661	37,248
Juniper Networks, Inc.*(a)	1,276,500	25,121,520
Nortel Networks Corp. (Canada)*	1,926	46,320

		41,910,658

Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.*(a)	908,100	45,450,405
NIKE, Inc.(Class B Stock)	242,000	25,714,920

		71,165,325

Thrifts & Mortgage Finance — 0.6%
Fannie Mae	491,900	26,847,902

Tobacco — 1.7%
Altria Group, Inc.	819,500	71,960,295

Transportation
Expeditors International Washington, Inc.	566	23,387
FedEx Corp.	250	26,858

		50,245

Wireless Telecommunication Services — 1.4%
NII Holdings, Inc.*(a)	442,900	32,854,322
Sprint Nextel Corp.	1,528,816	28,986,351

		61,840,673

TOTAL LONG-TERM INVESTMENTS
(cost $3,475,377,599)		4,239,923,568

SHORT-TERM INVESTMENT — 12.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series(b)(w) (cost $530,548,968; includes $464,537,454 of cash collateral for securities on loan)	530,548,968	$530,548,968

TOTAL INVESTMENTS(d) — 109.8% (cost $4,005,926,567)		4,770,472,536
Liabilities in excess of other assets — (9.8)%		(424,440,589)

NET ASSETS — 100.0%		$4,346,031,947

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $448,612,619; cash collateral of $464,537,454 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	As of March 31, 2007, 1 security representing $8,116,475 and 0.19% of the Net assets was fair valued in accordance with the policies adopted by the Board of Trustees’.
(e)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%

COMMON STOCKS — 67.4%

Aerospace/Defense — 1.9%
Boeing Co.	186,600	$16,590,606
Ceradyne, Inc.(a)(b)	51,800	2,835,532
European Aeronautic Defense and Space Company (Netherlands)	41,732	1,294,456
Honeywell International, Inc.(b)	177,400	8,171,044
L-3 Communications Holdings, Inc.	51,900	4,539,693
Lockheed Martin Corp.	145,300	14,097,006
Northrop Grumman Corp.	213,200	15,823,704
Raytheon Co.	16,900	886,574
United Technologies Corp.	113,200	7,358,000

		71,596,615

Air Freight & Logistics — 0.2%
FedEx Corp.	21,500	2,309,745
HUB Group, Inc.(a)(b)	29,300	849,407
TNT NV (Netherlands)	10,357	474,967
United Parcel Service, Inc. (Class B Stock)(b)	43,800	3,070,380

		6,704,499

Airlines — 0.1%
Air France KLM (France)	38,850	1,772,303
British Airways PLC (United Kingdom) (a)	35,460	339,130
Iberia Lineas Aereas de Espana (Spain)	80,471	428,912
Qantas Airways Ltd. (Australia)	193,053	820,046
Singapore Airlines Ltd. (Singapore)	11,000	120,357

		3,480,748

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	10,500	367,999
Bridgestone Corp. (Japan)	5,000	99,924
Compagnie Generale des Etablissements Michelin (France)	9,552	1,054,868
Denso Corp. (Japan)	35,100	1,304,633
Gentex Corp.	124,900	2,029,625
NGK Spark Plug Co., Ltd. (Japan)	10,000	187,118
Rieter Holding AG (Switzerland)	456	227,221
Stanley Electric Co. Ltd. (Japan)	27,100	550,785
Tokai Rika Co. Ltd. (Japan)	8,100	192,121

		6,014,294

Automobiles — 0.4%
Fiat S.p.A. (Italy)	44,437	1,120,141
General Motors Corp.(b)	65,900	2,019,176
Harley-Davidson, Inc.	6,000	352,500
Honda Motor Co. Ltd. (Japan)	59,800	2,085,692

Renault SA (France)	7,304	854,226
Toyota Motor Corp. (Japan)	93,000	5,958,504
Volkswagen AG (Germany)	4,636	697,329

		13,087,568

Beverages — 1.4%
Anheuser-Busch Cos., Inc.	39,400	1,988,124
Coca-Cola Co. (The)	507,900	24,379,200
Coca-Cola Enterprises, Inc.	224,100	4,538,025
Coca-Cola Hellenic Bottling Co. SA (Greece)	5,730	241,113
Coca-Cola West Holdings Co. Ltd. (Japan)	10,700	231,997
Foster’s Group Ltd. (Australia)	87,416	484,489
InBev NV (Belgium)	7,948	573,865
Pepsi Bottling Group, Inc.	48,400	1,543,476
PepsiCo, Inc.	226,020	14,365,831
SABMiller PLC (United Kingdom)	92,921	2,038,824

		50,384,944

Biotechnology — 0.4%
Amgen, Inc.(a)	9,708	542,483
Biogen Idec, Inc.(a)(b)	161,400	7,162,932
CSL Limited (Australia)	32,413	2,160,185
United Therapeutics Corp.(a)(b)	83,200	4,474,496

		14,340,096

Building Products — 0.1%
Cie de Saint-Gobain (France)	11,464	1,120,535
Geberit AG (Switzerland)	457	703,279
JS Group Corp. (Japan)	8,900	192,969
Sanwa Shutter Corp. (Japan)	25,000	155,720

		2,172,503

Capital Markets — 2.9%
3i Group PLC (United Kingdom)	9,809	219,277
Bear Stearns Cos., Inc.(The)	30,500	4,585,675
Credit Suisse Group (Switzerland)	45,216	3,244,731
D. Carnegie & Co. AB (Sweden)	11,300	235,053
Deutsche Bank AG (Germany)	24,447	3,290,559
Goldman Sachs Group, Inc.	108,700	22,460,681
Janus Capital Group, Inc.	121,100	2,532,201
Lehman Brothers Holdings, Inc.(b)	289,900	20,313,293
Macquarie Bank Ltd. (Australia)	10,777	721,553
Merrill Lynch & Co., Inc.	253,900	20,736,013
Morgan Stanley	326,390	25,706,477
UBS AG (Switzerland)	71,441	4,244,777

		108,290,290

Chemicals — 1.0%
Air Products and Chemicals, Inc.	47,200	3,490,912
Asahi Kasei Corp. (Japan)	80,000	582,485
Ashland, Inc.	79,900	5,241,441
BASF AG (Germany)	10,777	1,210,737

Ciba Specialty Chemicals AG (Switzerland)	2,068	136,233
Denki Kagaku Kogyo K K (Japan)	36,000	168,635
DIC Corp. (Japan)	24,000	95,316
Dow Chemical Co. (The)	392,400	17,995,465
Eastman Chemical Co.	22,200	1,405,926
Koninklijke DSM NV (Netherlands)	34,472	1,544,491
Mitsubishi Chemical Holdings Corp. (Japan)	143,500	1,221,406
Mitsubishi Gas Chemical Co., Inc. (Japan)	74,000	709,606
Mitsui Chemicals, Inc. (Japan)	107,000	935,251
Nippon Shokubai Co. Ltd. (Japan)	27,000	291,446
Rohm and Haas Co.	40,700	2,105,004
Sumitomo Bakelite Co. Ltd. (Japan)	9,000	65,071
Tosoh Corp. (Japan)	34,000	175,136
Yara International ASA (Norway)	11,800	325,658

		37,700,219

Commercial Banks — 3.7%
Allied Irish Banks PLC (Ireland)	12,749	378,081
Alpha Credit Bank (Greece)	6,594	208,763
Australia and New Zealand Banking Group Ltd. (Australia)	57,018	1,370,159
Banche Popolari Unite Scpa (Italy)	4,918	145,519
Banco Bilbao Vizcaya Argentaria SA (Spain)	71,162	1,747,228
Banco BPI SA (Portugal)	34,433	298,981
Banco Comercial Portugues SA (Portugal)	150,594	545,171
Banco Espirito Santo SA (Portugal)	43,906	838,131
Banco Popolare di Verona e Novara Scrl (Italy)	33,131	1,028,996
Banco Popular Espanol SA (Spain)	25,932	534,859
Banco Santander Central Hispano SA (Spain)	226,674	4,045,425
Barclays PLC (United Kingdom)	136,015	1,929,803
BB&T Corp.(b)	189,000	7,752,780
BNP Paribas (France)	34,939	3,649,368
Comerica, Inc.	105,800	6,254,896
Comerzbank AG (Germany)	18,415	815,476
Commonwealth Bank of Australia (Australia)	15,737	639,951
Credit Agricole SA (France)	42,549	1,659,126
Danske Bank A/S (Denmark)	46,600	2,168,025
DBS Group Holdings Ltd. (Singapore)	44,000	620,637
Dexia (Belgium)	51,666	1,541,857
DNB NOR ASA (Norway)	127,300	1,796,940
Gunma Bank Ltd. (The) (Japan)	75,000	531,441
HBOS PLC (United Kingdom)	101,295	2,087,015
HSBC Holdings PLC (United Kingdom)	277,444	4,856,376
Huntington Bancshares, Inc.(b)	15,800	345,230
Joyo Bank Ltd. (The) (Japan)	37,000	231,093
KeyCorp(b)	249,500	9,348,765
Lloyds TSB Group PLC (United Kingdom)	101,341	1,116,771
Mitsubishi UFJ Financial Group, Inc. (Japan)	50	564,325
Mitsui Trust Holdings, Inc. (Japan)	90,000	887,475
National Australia Bank Ltd. (Australia)	10,692	349,497
National City Corp.(b)	191,000	7,114,750
Regions Financial Corp.	220,000	7,781,400
Royal Bank of Scotland Group PLC (United Kingdom)	115,536	4,510,763
Sapporo Hokuyo Holdings, Inc. (Japan)	7	70,095
Shizuoka Bank Ltd. (The) (Japan)	15,000	159,751
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	29,600	947,414
Societe Generale (France)	18,100	3,128,010

Sumitomo Mitsui Financial Group, Inc. (Japan)	21	190,682
SunTrust Banks, Inc.(b)	48,900	4,060,656
Svenska Handelbanken (Class A Stock) (Sweden)	24,900	739,925
Sydbank A/S (Denmark)	3,106	167,057
U.S. Bancorp	328,632	11,492,261
UniCredito Italiano S.p.A (Italy)	308,917	2,940,239
Wachovia Corp.(b)	131,000	7,211,550
Wells Fargo & Co.(k)	697,000	23,997,709
Westpac Banking Corp. (Australia)	63,479	1,353,360

		136,153,782

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	66,200	4,254,012
Downer EDI Ltd. (Australia)	119,201	657,759
Equifax, Inc.	25,100	914,895
Hays PLC (United Kingdom)	18,051	55,680
Herman Miller, Inc.	25,400	850,646
John H. Harland Co.	29,700	1,521,531
Michael Page International PLC (United Kingdom)	41,662	439,026
R. R. Donnelley & Sons Co.	8,900	325,651
Randstad Holdings NV (Netherlands)	2,745	212,900
Robert Half International, Inc.(b)	220,500	8,160,705
Waste Management, Inc.	152,000	5,230,320

		22,623,125

Communications Equipment — 1.2%
Cisco Systems, Inc. (a)	1,122,100	28,647,213
Nokia Corp. OYJ (Finland)	90,150	2,074,947
QUALCOMM, Inc.	288,900	12,324,474
Telent PLC (United Kingdom)	4,705	43,863
Uniden Corp. (Japan)	8,000	62,050

		43,152,547

Computers & Peripherals — 2.6%
EMC Corp.(a)(b)	948,200	13,132,570
Hewlett-Packard Co.(b)	683,565	27,438,299
International Business Machines Corp.	419,500	39,542,070
Network Appliance, Inc.(a)	342,600	12,511,752
Novatel Wireless, Inc.	20,400	327,216
Western Digital Corp.(a)	116,300	1,955,003
Wincor Nixdorf AG (Germany)	1,278	119,163

		95,026,073

Construction & Engineering — 0.1%
Acciona SA (Spain)	2,564	555,381
ACS Actividades de Construccion y Servicios SA (Spain)	8,687	527,424
COMSYS Holdings Corp. (Japan)	29,000	311,312
Fomento de Construcciones y Contratas SA (Spain)	1,708	175,571
Obayashi Corp. (Japan)	234,000	1,509,164

		3,078,852

Construction Materials — 0.6%
CRH PLC (Ireland)	3,297	140,937
Eagle Materials, Inc.	82,300	3,673,049
Holcim Ltd. (Switzerland)	2,633	263,701
Italcementi S.p.A (Italy)	17,660	528,911
Lafarge SA (France)	13,942	2,191,899
Taiheiyo Cement Corp. (Japan)	64,000	282,960
Vulcan Materials Co.	117,500	13,686,400

		20,767,857

Consumer Finance — 0.2%
American Express Co.	12,700	716,280
AmeriCredit Corp.(a)(b)	95,600	2,185,416
ORIX Corp. (Japan)	7,360	1,917,447
SLM Corp.(b)	20,300	830,270

		5,649,413

Distributors
Li & Fung Ltd. (Bermuda)	256,000	804,352
Pacific Brands Ltd. (Australia)	245,209	609,084

		1,413,436

Diversified Consumer Services
ABC Learning Centres Ltd. (Australia)	34,532	203,402
ITT Educational Services, Inc.(a)	16,900	1,377,181

		1,580,583

Diversified Financial Services — 3.8%
Babcock & Brown Ltd. (Australia)	48,066	1,068,315
Bank of America Corp.	931,982	47,549,723
Challenger Financial Services Group Ltd. (Australia)	103,013	397,569
CIT Group, Inc.	82,000	4,339,440
Citigroup, Inc.	671,462	34,472,859
Fortis (Belgium)	41,591	1,899,566
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	56,000	545,773
ING Groep NV (Netherlands)	67,982	2,874,244
JPMorgan Chase & Co.	801,894	38,795,632
Moody’s Corp.(b)	160,200	9,942,012
OKO Bank PLC (Finland)	27,600	470,452
Suncorp-Metway Ltd. (Australia)	20,866	351,160

		142,706,745

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	897,247	35,378,449
Belgacom SA (Belgium)	40,340	1,791,775
BT Group PLC (United Kingdom)	210,438	1,257,857
CenturyTel, Inc.	149,300	6,746,867
France Telecom SA (France)	54,952	1,451,263
Nippon Telegraph & Telephone Corp. (Japan)	335	1,771,088
Swisscom AG (Switzerland)	4,671	1,688,464
Telecom Corp. of New Zealand Ltd. (New Zealand)	516,460	1,745,059
Telecom Italia S.p.A (Italy)	528,172	1,305,984

Telefonica SA (Spain)	25,305	557,759
TeliaSonera AB (Sweden)	54,500	470,245
Verizon Communications, Inc.	494,488	18,750,985
Windstream Corp.	57,800	849,082

		73,764,877

Electric Utilities — 1.0%
Allegheny Energy, Inc.(a)	103,300	5,076,162
American Electric Power Co., Inc.(b)	190,800	9,301,500
CLP Holdings Ltd. (Hong Kong)	54,500	397,930
EL Paso Electric Co.	14,000	368,900
E.On AG (Germany)	26,290	3,554,781
Endesa SA (Spain)	22,098	1,194,949
Enel S.p.A (Italy)	15,300	163,712
Energias de Portugal SA (Portugal)	212,060	1,138,783
FirstEnergy Corp.(b)	131,000	8,677,440
Hokkaido Electric Power Co., Inc. (Japan)	28,400	754,345
Kansai Electric Power Co., Inc. (The) (Japan)	5,800	166,853
Kyushu Electric Power Co., Inc. (Japan)	12,800	363,883
Pinnacle West Capital Corp.	32,200	1,553,650
Progress Energy, Inc.	77,700	3,919,188
The Tokyo Electric Power Co., Inc. (The) (Japan)	36,900	1,261,940
Union Fenosa, SA (Spain)	7,205	388,552

		38,282,568

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	57,979	992,440
Acuity Brands, Inc.(b)	62,400	3,397,056
Emerson Electric Co.	359,000	15,469,309
Genlyte Group, Inc.(a)	10,000	705,500
Mitsubishi Electric Corp. (Japan)	168,000	1,730,754
Rockwell Automation, Inc.	46,200	2,765,994
Schneider Electric SA (France)	1,141	144,845

		25,205,898

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	433,700	14,611,354
Dainippon Screen Manufacturing Co. Ltd. (Japan)	10,000	75,611
Kyocera Corp. (Japan)	10,100	952,232
Nippon Electric Glass Co. Ltd. (Japan)	36,000	630,855
TDK Corp. (Japan)	22,200	1,925,356
Venture Co. Ltd. (Singapore)	20,000	192,466
Yaskawa Electric Corp. (Japan)	121,000	1,429,328

		19,817,202

Energy Equipment & Services — 1.5%
B.J. Services Co.	63,000	1,757,700
Baker Hughes, Inc.	84,500	5,587,985
ENSCO International, Inc.	34,200	1,860,480
Fugro NV-CVA (Netherlands)	4,306	218,582
Grant Prideco, Inc.	39,400	1,963,696

Halliburton Co.(b)	561,900	17,834,706
Helmerich & Payne, Inc.	95,600	2,900,504
Schlumberger Ltd. (Netherlands Antilles)	127,400	8,803,340
TGS Nopec Geophysical Co. ASA (Norway)(a)	5,550	128,288
Tidewater, Inc.(b)	96,700	5,664,686
Transocean, Inc. (Cayman Islands)(a)	95,500	7,802,350
WorleyParsons Ltd. (Australia)	29,985	674,210

		55,196,527

Food & Staples Retailing — 1.4%
Axfood AB (Sweden)	7,600	300,395
Casino Guichard-Perrachon SA (France)	10,849	1,095,349
CVS Corp.	365,563	12,480,321
Delhaize Group (Belgium)	3,965	364,461
FamilyMart Co. Ltd. (Japan)	4,000	111,337
J. Sainsbury PLC (United Kingdom)	94,968	1,026,918
Jeronimo Martins SGPS SA (Portugal)	6,464	168,381
Koninklijke Ahold NV (Netherlands)(a)	7,452	87,104
Kroger Co. (The)	251,600	7,107,700
Safeway, Inc.	247,900	9,083,056
Uny Co. Ltd. (Japan)	16,000	219,552
Walgreen Co.	75,400	3,460,106
Wal-Mart Stores, Inc.	321,200	15,080,340
Woolworths Ltd. (Australia)	51,345	1,129,562

		51,714,582

Food Products — 1.3%
Archer-Daniels-Midland Co.	240,900	8,841,030
ConAgra Foods, Inc.	533,800	13,296,959
East Asiatic Co. Ltd. A/S (Denmark)	8,750	420,420
Ebro Puleva SA (Spain)	50,025	1,180,809
General Mills, Inc.(b)	191,100	11,125,842
H.J. Heinz Co.	87,000	4,099,440
Nestle SA (Class B Stock) (Switzerland)	5,084	1,980,005
Nisshin Seifun Group, Inc. (Japan)	16,500	167,884
Sara Lee Corp.	16,400	277,488
Suedzucker AG (Germany)	48,464	927,730
Tyson Foods, Inc. (Class A Stock)	81,200	1,576,092
Unilever NV (Netherlands)	102,090	2,973,005
Unilever PLC (United Kingdom)	62,819	1,892,593
Yamazaki Baking Co. Ltd. (Japan)	25,000	228,063

		48,987,360

Gas Utilities
Gaz de France (France)	39,475	1,831,926

Healthcare Equipment & Supplies — 0.7%
Baxter International, Inc.	106,300	5,598,821
Becton, Dickinson & Co.	219,100	16,846,599
Cochlear Ltd. (Australia)	3,134	164,112
Haemonetics Corp.	32,000	1,496,000
ICU Medical, Inc.	16,800	658,560
Medtronic, Inc.	11,100	544,566
Mentor Corp.	10,800	496,800
Phonak Holding AG (Switzerland)	7,469	571,631
STERIS Corp.	13,500	358,560

		26,735,649

Healthcare Providers & Services — 1.7%
Aetna, Inc.	354,400	15,519,176
Cardinal Health, Inc.(a)	77,000	5,617,150
Express Scripts, Inc. (Class A Stock)(a)	191,800	15,482,096
Fresenius Medical Care AG & Co. KGaA (Germany)	484	70,280
UnitedHealth Group, Inc.	167,300	8,861,881
WellPoint, Inc.(a)	240,600	19,512,660

		65,063,243

Healthcare Technology
IMS Health, Inc.	28,800	854,208

Hotels, Restaurants & Leisure — 1.4%
Brinker International, Inc. (Australia)	192,450	6,293,115
Carnival PLC (United Kingdom)	21,032	1,013,585
Darden Restaurants, Inc.(b)	145,500	5,993,145
Enterprise Inns PLC (United Kingdom)	54,745	720,173
McDonald’s Corp.	459,100	20,682,455
Wendy’s International, Inc.	121,600	3,806,080
Yum! Brands, Inc.	237,300	13,706,448

		52,215,001

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	46,780	1,017,217
Bellway PLC (United Kingdom)	21,800	682,095
Bovis Homes Group PLC (United Kingdom)	10,253	232,431
George Wimpey PLC (United Kingdom)	98,078	1,226,530
Makita Corp. (Japan)	34,000	1,260,862
NVR, Inc.	5,700	3,790,500
Sony Corp. (Japan)	27,700	1,408,036
Taylor Woodrow PLC (United Kingdom)	57,638	555,204
Thomson SA (France)	51,047	982,630

		11,155,505

Household Products — 1.3%
Kimberly-Clark Corp.	245,400	16,807,446
Procter & Gamble Co.	447,305	28,251,784
Reckitt Benckiser PLC (United Kingdom)	36,636	1,907,607

		46,966,837

Independent Power Producers & Energy Traders — 0.7%
International Power PLC (United Kingdom)	167,025	1,303,214
Mirant Corp.	166,300	6,728,498
NRG Energy, Inc.(a)	161,900	11,663,276
TXU Corp.	79,000	5,063,900

		24,758,888

Industrial Conglomerates — 1.9%
3M Co.	73,800	5,640,534
Cookson Group PLC (United Kingdom)	19,042	232,887
General Electric Co.	1,504,000	53,181,440
Orkla ASA (Class A Stock) (Norway)	28,100	1,980,957
Siemens AG (Germany)	4,860	519,441
Tyco International Ltd. (Bermuda)	327,100	10,320,005

		71,875,264

Insurance — 3.3%
ACE Ltd. (Cayman Islands)	221,300	12,627,378
Aegon NV (Netherlands)	97,988	1,952,980
Allianz AG (Germany)	18,076	3,718,596
Allstate Corp. (The)	289,000	17,357,340
American International Group, Inc.	429,835	28,893,508
Aviva PLC (United Kingdom)	133,120	1,960,767
AXA SA (France)	28,733	1,218,271
Chubb Corp. (The)	199,900	10,328,833
CNP Assurances (France)	2,207	257,025
Codan A/S (Denmark)	707	66,799
Genworth Financial, Inc. (Class A Stock)	22,000	768,680
Hartford Financial Services Group, Inc.	13,800	1,319,004
Muenchener Rueckversicherungs—Gesellschaft AG (Germany)	12,487	2,105,938
Old Mutual PLC (United Kingdom)	47,832	154,461
Royal & Sun Alliance Insurance Group (United Kingdom)	456,213	1,454,366
SAFECO Corp.	100,600	6,682,858
Swiss Reinsurance (Switzerland)	26,984	2,464,901
Topdanmark A/S (Denmark) (a)	1,100	212,989
Travelers Cos, Inc. (The)	364,600	18,875,341
XL Capital Ltd. (Class A Stock)(b)	83,700	5,855,652
Zurich Financial Services AG (Switzerland)	9,153	2,641,991

		120,917,678

Internet & Catalog Retail — 0.3%
Experian Group Ltd. (United Kingdom) (a)	20,266	233,499
Home Retail Group (United Kingdom)	112,201	980,326
IAC/Interactive Corp. (a) (b)	120,700	4,551,598
Liberty Media Corp—Interactive	69,300	1,650,726
Priceline.com, Inc.(a)(b)	46,500	2,476,590

		9,892,739

Internet Software & Services — 0.6%
Dealertrack Holdings, Inc.(a)	11,300	347,136
eBay, Inc.(a)	547,500	18,149,625
Google, Inc. (Class A Stock)(a)	3,900	1,786,824
Websense, Inc.(a)	83,000	1,908,170

		22,191,755

IT Services — 0.9%
Automatic Data Processing, Inc.	159,300	7,710,120
CheckFree Corp.(b)	19,700	730,673
Computershare Ltd. (Australia)	46,508	408,282
Electronic Data Systems Corp.	219,200	6,067,456

Fiserv, Inc.(a)	295,600	15,684,536
NTT Data Corp. (Japan)	287	1,458,868

		32,059,935

Leisure Equipment & Products — 0.1%
FUJIFILM Holdings Corp. (Japan)	27,100	1,108,469
Nikon Corp. (Japan)	56,000	1,180,923
Yamaha Corp. (Japan)	46,900	1,046,733

		3,336,125

Life Sciences, Tools & Services — 0.4%
Applera Corp.—Applied Biosystems Group	88,500	2,616,945
Charles River Laboratories International, Inc.(a)	71,600	3,312,216
Waters Corp.(a)(b)	133,300	7,731,400

		13,660,561

Machinery — 1.2%
Amada Co. Ltd. (Japan)	51,000	582,968
Caterpillar, Inc.	50,000	3,351,500
Cummins, Inc.(b)	10,200	1,476,144
Daifuku Co. Ltd. (Japan)	17,988	260,722
Dover Corp.	112,300	5,481,363
Eaton Corp.	49,100	4,102,796
Gardner Denver, Inc.(a)	90,800	3,164,380
Graco, Inc.	20,900	818,444
Hitachi Construction Machine (Japan)	12,700	343,797
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	68,400	2,966,508
JTEKT Corp. (Japan)	15,700	275,123
Komatsu Ltd. (Japan)	88,000	1,852,003
Komori Corp. (Japan)	28,000	652,240
Kubota Corp. (Japan)	47,000	412,008
MAN AG (Germany)	10,978	1,275,847
Mitsubishi Heavy Industries Ltd. (Japan)	72,000	465,580
NSK Ltd. (Japan)	77,000	734,454
NTN Corp. (Japan)	18,000	155,804
Parker Hannifin Corp.	139,100	12,005,721
Sandvik AB (Sweden)	7,266	129,029
Sumitomo Heavy Industries Ltd. (Japan)	13,000	129,515
Terex Corp.	6,100	437,736
Trelleborg AB (Class B Stock) (Sweden)	8,800	228,733
Vallourec SA (France)	3,173	812,038
Volvo AB (Class B Stock) (Sweden)	13,300	1,119,952

		43,234,405

Marine — 0.1%
AP Moller—Maersk A/S (Denmark)	9	93,909
Kawasaki Kisen Kaisha Ltd. (Japan)	18,000	170,774
Mitsui OSK Lines Ltd. (Japan)	161,000	1,787,067
Neptune Orient Lines Ltd. (Singapore)	96,000	205,016
Nippon Yusen Kabushiki Kaish (Japan)	47,000	376,909

		2,633,675

Media — 1.8%
CBS Corp. (Class B Stock)	408,419	12,493,537
Comcast Corp. (Class A Stock) (b)	117,773	3,056,209
Daily Mail & General Trust (United Kingdom)	8,592	137,291
DIRECTV Group, Inc. (The)(a)	156,200	3,603,534
Emap PLC (Class B Stock) (United Kingdom)	16,439	244,723
Eniro AB (Sweden)	19,500	246,445
Omnicom Group, Inc.	12,700	1,300,226
Reed Elsevier NV (United Kingdom)	27,348	483,693
Reed Elsevier PLC (United Kingdom)	15,443	184,616
McGraw-Hill Cos., Inc. (The)(b)	30,700	1,930,416
Time Warner, Inc.(b)	382,450	7,541,914
Tribune Co.	60,600	1,945,866
Viacom, Inc. (Class B Stock)(a)	219,700	9,031,867
Vivendi Universal SA (France)	67,764	2,753,685
Walt Disney Co.(b)	676,000	23,274,680

		68,228,702

Metals & Mining — 0.7%
Acerinox SA (Spain)	30,153	767,329
Alcoa, Inc.	180,600	6,122,339
Anglo American PLC (United Kingdom)	48,896	2,575,803
BHP Billiton Ltd. (Australia)	13,666	330,499
BHP Billiton PLC (United Kingdom)	9,023	201,174
Boehler-Uddeholm AG (Austria)	1,057	101,663
Freeport-McMoRan Copper & Gold, Inc.	27,403	1,813,805
JFE Holdings, Inc. (Japan)	38,800	2,294,942
Nippon Light Metal Co. Ltd. (Japan)	49,000	138,883
Nippon Steel Corp. (Japan)	169,000	1,187,475
Outokumpu OYJ (Finland)	34,000	1,168,624
Rautaruukki OYJ (Finland)	4,550	212,065
Rio Tinto PLC (United Kingdom)	39,715	2,267,999
Salzgitter AG (Germany)	3,086	449,756
Ssab Svenskt Stal AB (Sweden)	3,765	116,194
Sumitomo Metal Industries Ltd. (Japan)	368,000	1,901,833
Thyssenkrupp AG (Germany)	40,662	2,011,943
Xstrata PLC (United Kingdom)	15,625	803,127

		24,465,453

Multiline Retail — 1.2%
Dillard’s, Inc.	13,400	438,582
Family Dollar Stores, Inc.	49,300	1,460,266
Federated Department Stores, Inc.	204,800	9,226,240
Harvey Norman Holdings Ltd. (Australia)	26,202	100,064
J.C. Penney Co., Inc.(b)	199,300	16,374,488
Kohl’s Corp.(a)	215,700	16,524,777
Marks & Spencer Group PLC (United Kingdom)	113,014	1,504,496
Nordstrom, Inc.	11,000	582,340

		46,211,253

Multi-Utilities — 0.4%
Ameren Corp.	76,600	3,852,980
National Grid PLC (United Kingdom)	150,205	2,357,252
NiSource, Inc.	61,300	1,498,172

Public Service Enterprise Group, Inc.	89,100	7,398,864
RWE AG (Germany)	4,063	429,861
Sempra Energy	8,373	510,837

		16,047,966

Office Electronics — 0.4%
Canon, Inc. (Japan)	48,450	2,602,584
Konica Minolta Holdings, Inc. (Japan)	12,500	164,206
Ricoh Co. Ltd. (Japan)	73,000	1,644,730
Xerox Corp. (a)	643,500	10,868,715

		15,280,235

Oil, Gas & Consumable Fuels — 5.2%
BG Group PLC (United Kingdom)	2,761	39,825
BP PLC (United Kingdom)	525,868	5,712,245
Chesapeake Energy Corp.	308,000	9,511,040
Chevron Corp.	564,156	41,724,977
Cimarex Energy Co.	13,100	484,962
ConocoPhillips (Class B Stock)	180,534	12,339,499
ENI S.p.A (Italy)	89,425	2,909,995
Exxon Mobil Corp.(b)	972,416	73,368,786
Marathon Oil Corp.	128,000	12,650,240
Neste Oil OYJ (Finland)	33,700	1,161,464
Nippon Oil Corp. (Japan)	162,000	1,314,257
Norsk Hydro ASA (Norway)	6,040	200,230
Occidental Petroleum Corp.	63,600	3,136,116
Origin Energy Ltd. (Australia)	20,017	145,924
Repsol YPF SA (Spain)	15,532	523,688
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	2,997,493
Royal Dutch Shell PLC (United Kingdom)	55,023	1,830,960
Santos Ltd. (Australia)	76,018	624,288
Sunoco, Inc.	108,500	7,642,740
Total SA (France)	27,472	1,924,827
Valero Energy Corp.	218,700	14,103,962

		194,347,518

Paper & Forest Products
Svenska Cellulosa AB (Sca) (Class B Stock) (Sweden)	34,600	1,853,182

Personal Products
Beiersdorf AG (Germany)	1,349	92,193
Shiseido Co. Ltd. (Japan)	6,000	121,945

		214,138

Pharmaceuticals — 4.6%
Abbott Laboratories	47,600	2,656,080
Altana AG (Germany)	19,647	1,276,836
AstraZeneca PLC (United Kingdom)	56,710	3,051,049
Eli Lilly & Co.	279,400	15,006,574
Forest Laboratories, Inc.(a)(b)	19,800	1,018,512
GlaxoSmithKline PLC (United Kingdom)	136,998	3,766,185
Johnson & Johnson	568,098	34,233,585
King Pharmaceuticals, Inc.(a)	388,700	7,645,729

Merck & Co., Inc.	570,400	25,194,568
Novartis AG (Switzerland)	28,254	1,620,626
Novo Nordisk A/S (Class B Stock) (Denmark)	13,000	1,186,321
Orion OYJ (Finland)	4,008	96,587
Pfizer, Inc.	1,527,565	38,586,292
Roche Holding AG-Genusshein (Switzerland)	14,400	2,547,834
Sanofi-Aventis (France)	22,102	1,922,067
Schering-Plough Corp.	211,600	5,397,916
Takeda Pharmaceutical Co. Ltd. (Japan)	9,900	649,414
Tanabe Seiyaku Co., Ltd. (Japan)	27,000	367,286
Wyeth	473,600	23,694,208

		169,917,669

Real Estate — 0.1%
City Developments Ltd. (Singapore)	15,000	144,350
Immofinanz Immobilien Anlagen AG (Austria)(a)	20,519	328,922
Jones Lang Lasalle, Inc.(b)	19,500	2,033,459
KK DaVinci Advisors (Japan)	96	102,648
Lend Lease Corp. Ltd. (Australia)	33,660	544,414
New World Development Co. Ltd. (Hong Kong)	110,000	249,466
Sumitomo Realty & Development Co. Ltd. (Japan)	11,000	417,261
Swire Pacific Ltd. (Hong Kong)	29,000	325,501
Wharf Holdings Ltd. (Hong Kong)	251,000	931,593

		5,077,614

Real Estate Investment Trusts — 0.4%
American Financial Realty Trust	41,000	413,280
Annaly Mortgage Management, Inc.	79,000	1,222,920
Ashford Hospitality Trust, Inc.	49,600	592,224
British Land Co. PLC (United Kingdom)	9,755	293,320
Cofinimmo (Belgium)	425	88,510
Douglas Emmett, Inc.	18,500	472,305
FelCor Lodging Trust, Inc.	8,700	225,939
First Industrial Realty Trust, Inc.	21,700	983,010
Gecina SA (France)	341	63,413
General Property Trust (Australia)	297,631	1,189,619
Hospitality Properties Trust	6,900	322,920
iStar Financial, Inc.	19,700	922,551
Land Securities Group PLC (United Kingdom)	10,263	432,194
Lexington Corporate Properties Trust(b)	51,300	1,083,969
Mirvac Group (Australia)	79,289	336,161
Newcastle Investment Corp.	33,700	934,501
ProLogis	2,700	175,311
Stockland (Australia)	34,114	224,954
Thornburg Mortgage, Inc.(b)	186,000	4,835,999

		14,813,100

Road & Rail — 0.3%
Burlington Northern Santa Fe Corp.	11,800	949,074
Nippon Express Co. Ltd. (Japan)	51,000	319,832
Norfolk Southern Corp.	165,500	8,374,300
Ryder System, Inc.	47,900	2,363,386
Seino Holdings Co., Ltd. (Japan)	7,000	66,115
Toll Holdings Ltd. (Australia)	19,051	315,991

		12,388,698

Semiconductors & Semiconductor Equipment — 1.2%
Applied Materials, Inc.	857,600	15,711,231
ASML Holding NV (Netherlands)(a)	23,745	586,496
ATMI, Inc.(a)	55,800	1,705,806
Elpida Memory, Inc. (Japan)(a)	13,300	515,793
Intel Corp.	437,200	8,363,636
Intevac, Inc.	43,100	1,136,547
Novellus Systems, Inc.(b)	90,000	2,881,800
Sirf Technology Holdings, Inc.(a)(b)	17,200	477,472
Sumco Corp. (Japan)	20,300	844,111
Teradyne, Inc.(b)	318,100	5,261,374
Texas Instruments, Inc.	4,200	126,420
Tokyo Electron Ltd. (Japan)	25,300	1,769,111
Varian Semiconductor Equipment Associates, Inc.	36,000	1,921,680
Xilinx, Inc.	168,300	4,330,359

		45,631,836

Software — 2.3%
BMC Software, Inc.(a)(b)	63,500	1,955,165
Business Objects SA (France)	6,445	234,609
Cadence Design Systems, Inc.(a)(b)	290,000	6,107,400
Fair Isaac Corp.	19,000	734,920
Microsoft Corp.	1,591,700	44,360,680
MicroStrategy, Inc. (Class A Stock)(a)(b)	31,500	3,981,285
Nintendo Co. Ltd. (Japan)	1,600	465,037
Oracle Corp.(a)	1,015,400	18,409,202
Symantec Corp.(a)	586,600	10,148,180
Synopsys, Inc.(a)	27,100	710,833

		87,107,311

Specialty Retail — 0.8%
Aeropostale, Inc.(a)	99,600	4,006,908
Aoyama Trading Co. Ltd. (Japan)	8,400	266,599
Autobacs Seven Co. Ltd. (Japan)	1,900	68,041
Esprit Holdings Ltd. (Hong Kong)	7,000	82,108
Gymboree Corp.(a)(b)	112,600	4,511,882
Hennes & Mauritz AB (Class B Stock) (Sweden)	12,150	699,476
Home Depot, Inc.	162,050	5,953,717
J Crew Group, Inc.	27,500	1,104,675
Lowe’s Cos., Inc.	41,800	1,316,282
Office Depot, Inc.(a)	142,300	5,000,422
Rent-A-Center, Inc.(a)	17,900	500,842
Select Comfort Corp.(a)(b)	39,700	706,660
TJX Cos., Inc.	228,400	6,157,664
USS Co. Ltd. (Japan)	1,500	97,887

		30,473,163

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(a)	387,600	19,399,381
Folli—Follie SA (Greece)	1,750	61,248
Jones Apparel Group, Inc.	152,200	4,677,106

Liz Claiborne, Inc.(b)	38,500	1,649,725
Swatch Group AG (Switzerland)	9,221	492,864

		26,280,324

Thrifts & Mortgage Finance — 0.5%
Fannie Mae	70,900	3,869,722
Freddie Mac	38,400	2,284,416
MGIC Investment Corp.(b)	158,300	9,327,036
Radian Group, Inc.	56,900	3,122,672
Washington Mutual, Inc.(b)	41,300	1,667,694

		20,271,540

Tobacco — 1.0%
Altria Group, Inc.	251,800	22,110,558
British American Tobacco PLC (United Kingdom)	19,479	609,090
Gallaher Group PLC (Unted Kingdom)	28,264	630,165
Imperial Tobacco Group PLC (United Kingdom)	28,488	1,275,365
Reynolds American, Inc.(b)	210,600	13,143,546
Swedish Match AB (Sweden)	61,000	1,089,785

		38,858,509

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	130,000	1,288,527
Marubeni Corp. (Japan)	163,000	990,394
Mitsubishi Corp. (Japan)	13,400	311,006
Mitsui & Co. Ltd. (Japan)	115,000	2,146,979
MSC Industrial Direct Co.	20,300	947,604
Sumitomo Corp. (Japan)	66,000	1,187,373
W.W. Grainger, Inc.	24,300	1,876,932

		8,748,815

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	57,000	221,770
Kamigumi Co. Ltd. (Japan)	25,000	215,122
Macquarie Infrastructure Group (Australia)	585,023	1,817,636

		2,254,528

Wireless Telecommunication Services — 0.8%
Alltel Corp.	224,800	13,937,600
Bouygues SA (France)	1,945	150,307
Cosmote Mobile Telecommunications SA (Germany)	16,860	504,951
Mobistar SA (Belgium)	1,327	112,210
Sprint Nextel Corp.(b)	631,300	11,969,448
Vodafone Group PLC (United Kingdom)	1,794,633	4,785,264

		31,459,780

Total common stocks
(cost $2,123,918,304)		2,508,207,931

	Shares	Value
RIGHTS — 0.0%

Diversified Financial Services

Suncorp-Metway expires 4/5/07 (Australia) (cost $0)	20,866	11,930

PREFERRED STOCK — 0.1%
Automobiles
Porsche AG (Germany)
(cost $1,624,285)	1,366	2,084,847

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
LONG-TERM BONDS — 25.4%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.,(h)
Notes, 144A
4.75%	08/15/10	Baa2	$2,150	2,119,201
Boeing Capital Corp.,(b)
Sr. Notes
6.10%	03/01/11	A2	925	960,041
Goodrich Corp.,
Notes
6.80%	07/01/36	Baa3	1,018	1,096,962
Lockheed Martin Corp.,
Notes, Ser. B
6.15%	09/01/36	Baa1	120	124,500
Northrop Grumman Corp.,
Gtd. Notes
7.125%	02/15/11	Baa2	3,500	3,742,969
Raytheon Co.,
Notes
4.50%	11/15/07	Baa2	177	176,063
Sr. Notes
5.50%	11/15/12	Baa2	595	605,295
6.55%	03/15/10	Baa2	870	907,976
Sr. Unsec. Notes
8.30%	03/01/10	Baa2	530	577,674

				10,310,681

Airlines — 0.1%
American Airlines, Inc.,(b)
Pass-thru Certs.
6.817%	05/23/11	Ba1	1,530	1,564,426
Continental Airlines, Inc.,
Pass-thru Certs.
6.648%	09/15/17	Baa3	382	396,620
Southwest Airlines Co.,
Notes
6.50%	03/01/12	Baa1	1,005	1,050,288

				3,011,334

Asset Backed Securities — 0.8%
American Express Credit Account Master Trust, (g)(h)
Ser. 2004-4, Class C, 144A
5.82%	03/15/12	Baa2	1,170	1,176,947
Ser. 2004-C, Class C, 144A

5.82%	02/15/12	Baa2	643	644,400
Amortizing Residential Collateral Trust,(g)
Ser. 2002-BC7 M2
6.70%	10/25/32	AA+(f)	139	139,175
Ser. 2002-BC9 M1
7.00%	12/25/32	Aa2	2,498	2,499,881
Bank of America Credit Card Trust,(g)
Ser. 2006-C5, Class C5
5.75%	01/15/16	Baa2	3,209	3,214,151
Bank One Issuance Trust,
Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,807,127
CDC Mortgage Capital Trust,(g)
Ser. 2002-HE3, Class M1
7.00%	03/25/33	Aa2	1,026	1,027,254
Centex Home Equity, (g)
Ser. 2005-A, Class M2
5.85%	01/25/35	Aa2	1,790	1,791,654
Citibank Credit Card Insurance Trust,(g)
Ser. 2006-C1, Class C1
5.75%	02/20/15	Baa2	1,350	1,356,140
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,392,083
Equity One ABS, Inc.,
Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,274,200
First Franklin Mortgage Loan Trust,(g)
Ser. 2005-FFH1, Class M2
5.87%	06/25/36	Aa2	1,450	1,453,328
Household Home Equity Loan Trust,(g)
Ser. 2005-2, Class M2
5.84%	01/20/35	Aa1	664	662,263
MBNA Master Credit Card Trust,
Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,917,641
Morgan Stanley ABS Capital I,(g)
Ser. 2004-NC3, Class M2
6.45%	03/25/34	A2	1,460	1,465,719
Morgan Stanley Dean Witter Capital I,(g)
Ser. 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,704	1,719,080
Ser. 2002-NC2, Class M2, 144A (h)(i)
7.645%	04/25/32	A(f)	437	385,252
Ser. 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,432	1,432,304
Prestige Auto Receivables Trust,(g)(h)
Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	411	408,147
Saxon Asset Securities Trust,(g)
Ser. 2005-2, Class M2
5.79%	10/25/35	Aa2	1,170	1,172,243
Securitized Asset Backed Receivables LLC,(g)
Ser. 2004-OP1, Class M1
5.86%	02/25/34	Aa2	1,325	1,326,853
Ser. 2006-FR3, Class A3
5.57%	05/25/36	Aaa	1,100	1,105,724

SVO VOI Mortgage Corp.,(h)
Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	720	719,285
WFS Financial Owner Trust,
Ser. 2004-4, Class D
3.58%	05/17/12	A2	497	491,510

				30,582,361

Automotive — 0.1%
Auburn Hills Trust,
Debs.
12.375%	05/01/20	Baa1	510	806,063
Equus Cayman Finance Ltd., (Cayman Islands),(h)
Notes, 144A
5.50%	09/12/08	Baa1	315	315,427
Hyundai Motor Manufacturing LLC,(h)
Gtd. Notes, 144A
5.30%	12/19/08	Baa3	500	499,410
Johnson Controls, Inc.,
Sr. Notes
5.50%	01/15/16	Baa1	245	242,627
Oshkosh Truck Corp.,(i)
Bank Loan
7.37%	12/06/13	BA3	1,995	2,001,769

				3,865,296

Banking — 0.6%
Banco Bradesco (Cayman Islands),
Notes
8.75%	10/24/13	A2	550	632,500
Bank of America Corp.,(b)
Sub. Notes
5.75%	08/15/16	Aa3	1,775	1,805,652
Bank of America NA,
Sub. Notes
5.30%	03/15/17	Aa2	930	914,682
6.00%	10/15/36	Aa2	410	410,556
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,434,932
Citigroup, Inc.,
Sub. Notes
5.00%	09/15/14	Aa2	454	443,222
5.625%(b)	08/27/12	Aa2	2,800	2,850,718
6.125%	08/25/36	Aa2	570	578,950
Depfa ACS Bank (Ireland),(h)
Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,313,910
First Union National Bank,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,259,281
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	250	242,669

Icici Bank Ltd. (India),(h)
Notes, 144A
5.895%	01/12/10	Baa2	2,385	2,387,769
Icici Bank Ltd. (India),(h)
Notes, 144A
5.75%	11/16/10	Baa2	1,070	1,076,224
J.P. Morgan Chase & Co.,
Capital XVIII, Series R
6.95%	08/17/36	A2	690	719,150
Sr. Notes
5.25%	05/30/07	Aa3	210	209,931
Sub. Notes
4.60%	01/17/11	Aa3	720	705,801
6.50%	01/15/09	A1	1,100	1,119,561
Mizuho Finance Ltd. (Cayman Islands),(h)
Bank Gtd. Notes, 144A
5.79%	04/15/14	A2	815	830,363
MUFG Capital Finance 1 Ltd., (Cayman Island),(g)
Gtd. Notes
6.346%	07/29/49	Baa2	800	825,742
PNC Preferred Funding Trust I,(h)
Sr. Unsec. Notes, 144A
6.113%	03/15/49	A3	700	695,390
Santander Central Hispano Issuances (Cayman Islands),
Bank Gtd. Notes
7.625%	09/14/10	A1	695	753,864
Washington Mutual Bank,
Sub. Notes
5.65%	08/15/14	A3	290	288,446
Wells Fargo Bank,
Sub. Notes
4.75%	02/09/15	Aa1	585	561,255
6.45%	02/01/11	Aa1	65	68,072

				24,128,640

Brokerage — 0.3%
Bear Stearns Co., Inc. (The),
Sr. Notes.
5.305%	02/01/12	A1	850	851,666
Unsec. Notes
5.30%	10/30/15	A1	515	507,144
Goldman Sachs Group Inc. (The),
Sub. Notes
5.625%(b)	01/15/17	A1	1,190	1,178,693
6.45%	05/01/36	A1e	1,615	1,640,512
Lehman Brothers Holdings, Inc.,(b)
Sr. Notes.
5.25%	02/06/12	A1	1,715	1,713,427
Merrill Lynch & Co., Inc.,
Notes
4.25%	02/08/10	Aa3	1,170	1,141,549
4.79%	08/04/10	Aa3	295	292,031
5.00%	01/15/15	Aa3	460	445,851
5.45%	07/15/14	Aa3	160	160,182
Notes, M.T.N.
5.77%	07/25/11	Aa3	520	531,936

Morgan Stanley,
Notes
5.30%	03/01/13	Aa3	845	843,940
5.45%	01/09/17	Aa3	355	349,161
Sr. Unsec., M.T.N.
5.75%	10/18/16	Aa3	1,300	1,307,548
Sub. Notes
4.75%	04/01/14	A1	1,170	1,111,251

				12,074,891

Building Materials & Construction — 0.2%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Baa3	770	816,044
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	720	729,865
Hanson PLC (United Kingdom)
Sr. Unsub. Notes
7.875%	09/27/10	Baa1	1,000	1,081,545
K Hovnanian Enterprises, Inc.,(b)
Gtd. Notes
10.50%	10/01/07	Ba1	4,030	4,090,450
Lafarge SA (France),
Notes
6.15%	07/15/11	Baa2	910	938,521
Owens Corning, Inc.,(h)
Sr. Unsec. Notes, 144A
6.50%	12/01/16	Baa3	550	561,769
Ryland Group, Inc. (The),
Sr. Notes
5.375%	06/01/08	Baa3	440	439,366

				8,657,560

Cable — 0.2%
AT&T Broadband LLC
9.455%	11/15/22	Baa2	255	331,141
Comcast Corp.,
Gtd. Notes
6.45%	03/15/37	Baa2	780	780,889
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	453,409
Cox Communications, Inc.,
Notes, Class A
6.75%	03/15/11	Baa3	950	999,165
7.875%	08/15/09	Baa3	1,275	1,350,708
CSC Holdings, Inc.,
Sr. Notes
7.875%	12/15/07	B2	1,970	1,992,164
Insight Midwest Holdings LLC,(i)
Bank Loan
6.61%	10/06/13	Ba2	1,800	1,812,749

				7,720,225

Capital Goods — 0.3%
Cameron International Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	329,611
Caterpillar Financial Services Corp., M.T.N.
5.50%	03/15/16	A2	825	827,200
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	700	734,304
ERAC USA Finance Co.,(h)
Gtd. Notes, 144A
7.35%	06/15/08	Baa1	1,950	1,985,284
Fedex Corp.,
Gtd. Notes
7.25%	02/15/11	Baa2	400	427,073
Notes
2.65%	04/01/07	Baa2	1,600	1,599,879
Honeywell International, Inc.,
Sr. Unsec. Notes
5.70%	03/15/37	A2	140	135,508
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,141,593
Tyco International Group SA (Bermuda),
Gtd. Notes
6.00%	11/15/13	Baa3	1,265	1,329,758
United Technologies Corp.,
Debs.
8.875%	11/15/19	A2	460	596,764
Notes
6.35%	03/01/11	A2	825	863,143

				9,970,117

Chemicals — 0.1%
BCP Crystal US Holdings Corp.,
Sr. Sub. Notes
9.625%	06/15/14	B2	23	26,126
Dow Chemical Co. (The),
Debs.
5.97%	01/15/09	A3	390	393,923
Sr. Notes
6.125%	02/01/11	A3	685	703,871
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa2	720	722,892
Lubrizol Corp.,
Sr. Notes
4.625%	10/01/09	Baa3	860	849,594
Union Carbide Corp.,
Debs.
7.50%	06/01/25	Ba2	460	493,180

				3,189,586

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities,(g)
Ser. 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,162	1,142,633
Ser. 2005-B, Class 2A1
4.39%	03/25/35	Aaa	1,116	1,095,644
Bank of America Alternative Loan Trust,
Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,343	4,366,156
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,751	1,712,726
JP Morgan Mortgage Trust,(g)
Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,981	2,927,262
Master Alternative Loan Trust,
Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	563	551,812
Structured Adjustable Rate Mortgage Loan,(g)
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,110	1,107,371
Washington Mutual Mortgage,
Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	644	637,030
Washington Mutual, Inc.,(g)
Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa	547	542,777

				14,083,411

Commercial Mortgage Backed Securities — 3.2%
Banc of America Commercial Mortgage, Inc.,(g)
Ser. 2003-2, Class A3
4.873%	03/11/41	AAA(f)	2,500	2,470,400
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,703,291
Ser. 2005-1 , Class ASB
4.865%	11/10/42	AAA(f)	900	897,416
Ser. 2006-2, Class A4
5.741%	05/10/45	AAA(f)	2,300	2,373,476
Ser. 2007-1, Class A4
5.451%	01/15/49	Aaa	3,600	3,611,436
Bear Stearns Commercial Mortgage Securities,(g)
Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,354,970
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,738,646
Ser. 2005-T20, Class AAB
5.139%	10/12/42	Aaa	2,400	2,399,996
Commercial Mortgage Pass-Through Certificate, I/O, (g)(h)
Ser. 2004-LB2A, Class X2, 144A
1.112%	03/10/39	AAA(f)	12,256	320,244
Credit Suisse Mortgage Capital Certificates,
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,790	1,778,446
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	867,727
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,353,685

CS Mortgage Capital Certificate Corp.,
Ser. 2006-C1, Class A4(g)
5.558%	02/15/39	AAA(f)	2,700	2,738,738
Ser. 2006-C4, Class A3
5.467%	09/15/39	Aaa	4,100	4,123,050
DLJ Commercial Mortgage Corp.,
Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,697	2,862,019
General Electric Capital Commercial Mortgage Corp., I/O,(g)(h)
Ser. 2004-C2, Class X2, 144A
0.596%	03/10/40	AAA	23,404	426,952
Greenwich Capital Commercial Funding Corp.,
Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,274,221
GS Mortgage Securities Corp. II,
Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,750,509
JP Morgan Chase Commercial Mortgage Securities Corp.,
Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,190,296
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa	2,500	2,428,411
Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	3,900	3,949,280
Ser. 2006-CB17, Class A4
5.429%	12/12/43	Aaa	4,750	4,762,067
Ser. 2006-LDP6, Class X2, I\O(g)
0.88%	04/15/43	Aaa	146,963	826,092
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	3,700	3,711,056
JP Morgan Commercial Mortgage Finance Corp.,
Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,724	8,105,775
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,102,171
JP Morgan Chase & Co.,(g)
Ser. 2005-CB13, Class A4
5.294%	01/12/43	Aaa	2,340	2,341,152
Ser. 2005-LDP5, Class A4
5.179%	12/15/44	Aaa	5,000	4,985,000
KeyCorp.,
Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,489	8,968,141
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,442,733
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,847,716
Ser. 2006-C3 A4(g)
5.661%	03/15/39	Aaa	4,580	4,677,796
Merrill Lynch Mortgage Trust,
Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,947,794
Merrill Lynch/Countrywide Commercial Mortgage,(g)
Ser. 2006-2, Class A4
5.910%	06/12/46	Aaa	1,795	1,871,115

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2007-5, Class A4
5.378%	01/12/17	Aaa	3,500	3,490,914
Morgan Stanley Capital I,(g)
Ser. 2006-IQ11, Class A4
5.945%	10/15/42	AAA(f)	2,600	2,676,783
Ser. 2007-HQ11, Class AAB
5.444%	02/20/44	Aaa	4,600	4,626,043

				121,995,557

Consumer — 0.1%
Procter & Gamble Co.
Sr. Notes,
5.55%	03/05/37	Aa3	1,950	1,897,221
Realogy Corp.,(h)
Notes, 144A
6.15%	10/15/11	Ba3	135	138,038
Western Union Co.,
Notes,
5.93%	10/01/16	A3	585	586,258
Whirlpool Corp.,
Notes
6.125%	06/15/11	Baa2	965	987,237

				3,608,754

Electric — 0.5%
Appalachian Power Co.,
Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	605,439
Arizona Public Service Co.,
Unsec. Notes
6.25%	08/01/16	Baa2	175	180,593
Baltimore Gas & Electric Co., (h)
Sr. Unsec. Notes 144A
6.35%	10/01/36	Baa2	550	559,528
Carolina Power & Light Co.,
First Mtge.
5.25%	12/15/15	A3	525	517,759
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	745,903
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	645,004
Con Edison Co. of New York,
Sr. Unsec. Notes
5.375%	12/15/15	A1	730	731,194
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa2	325	324,580
Dominion Resources, Inc.,
Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	970,336
El Paso Electric Co.,
Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	646,094

Empresa Nacional de Electricidad S.A. (Chile),
Bonds, Ser. B
8.50%	04/01/09	Baa3	1,070	1,132,915
Notes
8.625%	08/01/15	Baa3	360	424,791
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	145	152,168
Exelon Corp.,
Notes
4.90%	06/15/15	Baa2	155	144,835
FirstEnergy Corp.,
Notes, Ser. C
7.375%	11/15/31	Baa3	615	698,681
Florida Power & Light Co.,
First Mtge.
5.95%	10/01/33	Aa3	295	302,121
Indiana Michigan Power Co.,
Sr. Notes
5.05%	11/15/14	Baa2	460	445,569
National Rural Utilities Cooperative Finance Corp.,
Notes, Ser. C, M.T.N.
7.25%	03/01/12	A2	185	201,574
Nevada Power Co.,
Mtge. Bonds, Ser. O
6.50%	05/15/18	Ba1	1,080	1,127,709
NiSource Finance Corp.,
Gtd. Notes
5.25%	09/15/17	Baa3	245	231,393
5.45%	09/15/20	Baa3	350	329,010
NSTAR Electric Co.,
Debs.
4.875%	04/15/14	A1	565	549,434
Ohio Edison Co.,
Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	816,450
6.875%	07/15/36	Baa2	115	124,735
Oncor Electric Delivery Co.,
Debs.
7.00%	09/01/22	Baa2	475	508,855
Sec. Notes
6.375%	01/15/15	Baa2	345	358,994
Pacific Gas & Electric Co.,
Unsec. Notes
6.05%	03/01/34	Baa1	1,550	1,553,794
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa3	565	564,779
PPL Electric Utilities Corp.,
Sec. Notes
6.25%	08/15/09	A3	1,500	1,533,892
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	A2	470	448,241
5.625%	02/01/36	A2	355	343,856
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	591,907
6.50%	07/01/36	Baa1	445	467,773
7.00%	12/01/10	Baa1	190	201,638

				19,181,544

Energy—Integrated — 0.1%
Conocophilips Canada Funding Co. (Canada),
Gtd. Notes
5.625%	10/15/16	A1	1,395	1,418,114
5.95%	10/15/36	A1	360	364,009
ConocoPhillips Co.,
Notes
8.75%	05/25/10	A1	1,505	1,670,497
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	310	321,127
TNK-BP Finance SA,(h)
Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,503,375

				5,277,122

Energy—Other — 0.1%
Anadarko Finance Co. (Canada),
Gtd. Notes, Ser. B
7.50%	05/01/31	Baa3	5	5,519
Devon Financing Corp. ULC,
Gtd. Notes
7.875%	09/30/31	Baa2	225	266,710
Encana Corp. (Canada)
Bonds
6.50%	08/15/34	Baa2	290	300,934
Halliburton Co.,
Sr. Unsec. Notes
5.50%	10/15/10	Baa1	150	151,620
Talisman Energy, Inc. (Canada),
Notes
5.125%	05/15/15	Baa2	170	162,434
Sr. Unsec. Notes
6.25%	02/01/38	Baa2	545	517,132
Valero Energy Corp.,
Sr. Unsec. Notes
7.50%	04/15/32	Baa3	145	164,768
Weatherford International Ltd. (Bermuda),
Gtd. Notes
6.50%	08/01/36	Baa1	575	574,932
Woodside Finance Ltd. (Australia),(h)
Gtd. Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,281,724
XTO Energy Inc.,
Sr. Unsec. Notes
5.65%	04/01/16	Baa2	325	323,867

				3,749,640

Foods — 0.4%
Aramark Corp.,(i)
Bank Loan
7.445%	01/19/14	Ba3	132	132,042
7.47%	01/19/14	Ba3	1,868	1,873,412
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A2	300	338,647
Bottling Group LLC,
Sr. Unsec. Notes
5.50%	04/01/16	A3	385	387,167
Bunge Ltd. Finance Corp.,
Notes
5.35%	04/15/14	Baa2	1,040	1,002,661
Cadbury Schweppes US Finance,(h)
Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	793,002
Cargill, Inc.,(h)
Notes, 144A
3.625%	03/04/09	A2	1,875	1,825,631
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa2	430	465,486
Sr. Notes
7.125%	10/01/26	Baa2	355	387,188
Heinz Co.,(h)
Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,312,291
Kellogg Co.,
Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,970,585
Kraft Foods, Inc.,
Notes
5.25%	06/01/07	Baa1	300	299,826
Sr. Unsec. Notes
5.625%	11/01/11	Baa1	850	860,366
Kroger Co., (The)
Gtd. Notes
6.75%	04/15/12	Baa2	45	47,624
6.80%	04/01/11	Baa2	670	702,786
Sr. Notes
7.00%	05/01/18	Baa2	65	68,850
Tricon Global Restaurants,
Sr. Notes
8.875%	04/15/11	Baa2	180	202,104
Tyson Foods, Inc.,
Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	762,424
Whitman Corp.,
Notes
6.375%	05/01/09	Baa1	1,530	1,564,671

				14,996,763

Gaming
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	625	615,313
Mandalay Resorts Group,
Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,775

				626,088

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories,
Notes
5.875%	05/15/16	A1	1,965	2,032,787
Amerisourcebergen Corp.,
Gtd. Notes
5.625%	09/15/12	Ba1	915	916,921
Baxter International, Inc.,
Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	859,317
Boston Scientific Corp.,
Sr. Notes
6.40%	06/15/16	Baa3	1,055	1,057,778
Bristol-Myers Squibb Co.,
Unsub. Notes
5.875%	11/15/36	A2	275	269,500
Cardinal Health, Inc.,
Notes, 144A(h)
5.80%	10/15/16	Baa2	140	139,490
Unsub. Notes
5.85%	12/15/17	Baa2	530	529,113
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	280	269,220
HCA, Inc.
Bank Loan(i)
7.60%	11/14/13	Ba3	1,995	2,011,209
Sr. Unsec. Notes
6.25%	02/15/13	Caa1	30	27,263
Health Management Association,(i)
Bank Loan
7.10%	01/31/14	Ba3	1,210	1,213,214
Laboratory Corp. of America Holdings,
Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	573,477
Merck & Co., Inc.,
Bonds
5.75%	11/15/36	Aa3	110	106,710
Debs.
5.95%	12/01/28	Aa3	165	167,811
Pharmacia Corp.,
Debs.
6.60%	12/01/28	Aa1	185	205,052
Schering-Plough Corp.,
Sr. Notes
5.55%	12/01/13	Baa1	720	733,569
Teva Pharmaceutical Finance LLC,
Gtd. Notes
6.15%	02/01/36	Baa2	1,295	1,249,042
Wyeth,
Notes
5.95%	04/01/37	A3	1,635	1,610,231
Unsub. Notes
5.50%	03/15/13	A3	910	917,766
5.50%	02/01/14	A3	255	256,553
6.45%	02/01/24	A3	60	62,959

				15,208,982

Healthcare Insurance — 0.2%
Aetna Inc.,
Sr. Unsub. Notes
5.75%	06/15/11	A3	390	398,147
6.625%	06/15/36	A3	615	658,139
Anthem, Inc.,
Notes
3.50%	09/01/07	Baa1	1,560	1,547,058
Cigna Corp.,
Sr. Unsec. Notes
6.15%	11/15/36	Baa2	670	663,959
Coventry Health Care, Inc.,
Sr. Notes
6.125%	01/15/15	Ba1	990	1,002,277
United Health Group, Inc.,
Sr. Unsec. Notes
5.25%	03/15/11	A3	1,350	1,355,242
Wellpoint, Inc.,
Notes
5.00%	12/15/14	Baa1	860	834,517
5.95%	12/15/34	Baa1	635	623,106

				7,082,445

Insurance — 0.2%
Allstate Corp. (The),
Sr. Notes
5.95%	04/01/36	A1	160	159,555
American International Group, Inc.,
Jr. Sub. Notes(b)
6.25%	03/15/37	Aa3	540	525,593
Notes
4.25%	05/15/13	Aa2	1,080	1,027,054
5.60%	10/18/16	Aa2	1,040	1,057,654
Sr. Notes
5.05%	10/01/15	Aa2	180	176,109
AXA SA (France),
Sub. Notes
8.60%	12/15/30	A3	155	197,616
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.75%	05/15/12	Aaa	440	433,340
Liberty Mutual Group, Inc.,(h)
Bonds, 144A
7.00%	03/15/34	Baa3	850	876,173
Marsh & Mclennan Cos., Inc.,
Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	262,687
5.75%	09/15/15	Baa2	160	158,939

MetLife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	1,020	980,495
6.125%	12/01/11	A2	335	349,499
6.375%	06/15/34	A2	400	420,704
St. Paul Travelers Cos., Inc. (The),
Sr. Unsec. Notes
6.75%	06/20/36	A3	685	754,073
W.R. Berkley Corp.,
Sr. Notes
5.60%	05/15/15	Baa2	555	547,857
6.15%	08/15/19	Baa2	460	464,961
XL Capital Ltd. (Cayman Islands),
Sr. Notes
5.25%	09/15/14	A3	85	83,294

				8,475,603

Lodging — 0.1%
Carnival Corp., (Panama),
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,184,149
P&O Princess, (United Kingdom),
Notes
7.30%	06/01/07	A3	260	260,693

				2,444,842

Media & Entertainment — 0.2%
CBS Corp.,
Gtd. Notes
7.875%	07/30/30	Baa3	320	344,947
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	595,769
Idearc, Inc.,(i)
Bank Loan
7.31%	11/09/14	Ba2	1,500	1,508,624
Knight Ridder, Inc.,
Debs.
6.875%	03/15/29	Ba1	70	65,038
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,176,693
Time Warner Inc.,
Debs.
9.15%	02/01/23	Baa2	505	628,999
Gtd. Notes
6.75%	04/15/11	Baa2	640	674,477
7.25%	10/15/17	Baa2	790	872,095
7.70%	05/01/32	Baa2	285	323,116
Viacom, Inc.,
Sr. Notes
6.25%	04/30/16	Baa3	650	658,938
6.875%	04/30/36	Baa3	680	685,429
Walt Disney Co.,
Notes
5.375%	06/01/07	A3	225	225,063

				7,759,188

Metals — 0.2%
Alcan, Inc. (Canada),
Notes
4.50%	05/15/13	Baa1	115	108,933
5.00%	06/01/15	Baa1	600	575,498
Freeport-McMoRan Copper & Gold, Inc.,(i)
Bank Loan
7.07%	03/19/14	Ba2	2,200	2,205,606
Peabody Energy Corp.,
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,263,000
Southern Copper Corp.,
Sr. Notes
7.50%	07/27/35	Baa2	810	873,081
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
6.875%	11/21/36	Baa3	560	578,305

				5,604,423

Municipals
Illinois St., Taxable Pension, G.O.,
5.10%	06/01/33	Aa3	975	931,125

Non Captive Finance — 0.3%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	20,928
Capital One Financial Corp.,
Notes
5.50%	06/01/15	A3	265	261,353
Sr. Notes, M.T.N.(b)
5.70%	09/15/11	A3	600	606,082
Sub. Notes(b)
6.15%	09/01/16	Baa1	80	81,143
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A2	680	659,176
CIT Group, Inc.,
Sr. Notes
4.25%	02/01/10	A2	400	391,121
5.50%	11/30/07	A2	990	990,618
General Electric Capital Corp.,
Notes
5.50%	04/28/11	Aaa	2,895	2,940,216
Notes, M.T.N.
4.875%	10/21/10	Aaa	1,070	1,064,385
Notes, Ser. A, M.T.N.
6.125%	02/22/11	Aaa	5	5,182
6.75%	03/15/32	Aaa	850	963,077
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	366,817
HSBC Finance Corp.,
Sr. Notes
5.70%	06/01/11	Aa3	440	446,710

International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	562,504
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	475	468,549
6.50%	04/17/13	Baa3	2,025	2,005,775
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	479,871

				12,313,507

Packaging — 0.1%
Ball Corp.,
Gtd. Notes
6.625%	03/15/18	Ba1	1,900	1,888,125
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	690	685,583

				2,573,708

Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	1,680	1,630,117
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,901,329
Enterprise Products Operating LP,
Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	147,432
Sr. Notes
4.00%	10/15/07	Baa3	780	774,315
4.625%	10/15/09	Baa3	740	730,350
Oneok Inc.,
Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,292,055
Oneok Partners LP,
Notes
6.65%	10/01/36	Baa2	605	621,599
Sempra Energy,
Sr. Notes
4.621%	05/17/07	Baa1	630	629,327
Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	92,660
Spectra Energy Capital LLC,
Sr. Notes
8.00%	10/01/19	Baa1	107	122,263
Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	240,587

				8,182,034

Railroads — 0.1%
Burlington Northern Santa Fe Corp.,
Debs.
6.70%	08/01/28	Baa1	670	695,516
Norfolk Southern Corp.,
Sr. Notes
7.80%	05/15/27	Baa1	18	21,027
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	437,997
Union Pacific Corp.,
Notes
3.625%	06/01/10	Baa2	1,375	1,310,173
6.625%	02/01/08	Baa2	1,390	1,404,232
6.65%	01/15/11	Baa2	750	784,093

				4,653,038

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP,
Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,314,029
ERP Operating LP,
Notes
5.125%	03/15/16	Baa1	345	336,464
Mack-Cali Realty LP,
Notes
7.25%	03/15/09	Baa2	1,270	1,315,187
Post Apartment Homes LP,
Notes
6.30%	06/01/13	Baa3	660	682,955
Sr. Notes
5.45%	06/01/12	Baa3	435	429,920
Simon Property Group LP,
Unsec. Notes
5.75%	05/01/12	A3	1,500	1,533,634

				5,612,189

Retailers — 0.1%
Federated Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	850	847,775
5.90%	12/01/16	Baa2	290	288,918
Gap, Inc.,
Notes
6.90%	09/15/07	Ba1	1,230	1,237,072
Home Depot, Inc.,
Sr. Unsec. Notes
5.875%	12/16/36	Aa3	640	610,193
May Department Stores Co. (The),
Notes
6.65%	07/15/24	Baa2	155	152,328
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	245	222,544

				3,358,830

Structure Notes
Trains HY-1 2006,(h)
Sec. Notes, 144A
7.548%	05/01/16	B1	651	661,950

Technology — 0.3%
Electronic Data Systems Corp.,
Notes
7.45%	10/15/29	Ba1	120	130,829
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	318,732
Freescale Semiconductor, Inc.,(h)
Sr. Notes, 144A
8.875%	12/15/14	B1	1,100	1,101,375
Hewlett-Packard Co.,
Sr. Unsec. Notes
5.25%	03/01/12	A2	650	654,147
International Business Machines Corp.,
Debs.
5.875%	11/29/32	A1	540	551,875
Intuit, Inc.,
Sr. Unsec. Notes
5.40%	03/15/12	Baa2	600	598,174
Jabil Circuit, Inc.,
Sr. Notes
5.875%	07/15/10	Ba2	1,875	1,865,201
Motorola, Inc.,
Notes
4.608%	11/16/07	Baa1	950	944,832
Sr. Notes
8.00%	11/01/11	Baa1	99	109,183
NXP Funding LLC,(h)
Secd. Notes, 144A
7.875%	10/15/14	Ba2	2,000	2,065,001
Oracle Corp. and Ozark Holding, Inc.,
Notes
5.00%	01/15/11	A2	980	976,395
Xerox Corp.,
Sr. Unsec. Notes
6.40%	03/15/16	Baa3	1,239	1,274,342

				10,590,086

Telecommunications — 0.7%
ALLTEL Ohio LP,(h)
Gtd. Notes, 144A
8.00%	08/15/10	A2	323	346,548
Alltell Corp.,
Sr. Notes
7.00%	07/01/12	A2	139	146,180
America Movil SAB de CV (Mexico),
Unsec. Notes
6.375%	03/01/35	A3	580	571,334
AT&T Corp.,
Sr. Notes
8.00%	11/15/31	A2	615	760,009

AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	A2	640	720,432
Sr. Notes
8.75%	03/01/31	Baa1	879	1,133,860
AT&T, Inc.,
Notes
4.125%	09/15/09	A2	1,070	1,045,919
5.30%	11/15/10	A2	1,260	1,265,715
BellSouth Corp.,
Notes
4.20%	09/15/09	A2	1,175	1,150,559
British Telecom PLC (United Kingdom),
Bonds
7.00%	05/23/07	Baa1	1,265	1,266,826
9.125%	12/15/30	Baa1	210	288,333
Cingular Wireless LLC,
Sr. Notes
7.125%	12/15/31	Baa1	505	556,029
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.25%	06/15/30	A3	295	365,404
Embarq Corp.,
Notes
7.082%	06/01/16	Baa3	350	356,841
7.995%	06/01/36	Baa3	1,100	1,135,872
France Telecom SA (France),
Notes
8.50%	03/01/31	A3	375	487,373
Koninklijke (Royal) KPN NV (Netherlands),
Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	574,911
Nextel Communications, Inc.,
Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,141,218
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	295	293,787
8.75%	03/15/32	Baa3	230	271,289
Sprint Nextel Corp.
Usec. Notes
6.00%	12/01/16	Baa3	1,580	1,554,887
Telecom Italia Capital SA,
Gtd. Notes
5.25%	11/15/13	Baa2	320	310,253
6.375%	11/15/33	Baa2	395	372,547
7.20%	07/18/36	Baa2	780	812,069
Telecomunicaciones de Puerto Rico, Inc. (Puerto Rico),
Gtd. Notes
6.80%	05/15/09	Baa1	3,065	3,139,081
Telefonica Emisiones SAU (Spain),
Gtd. Notes
6.421%	06/20/16	Baa1	580	605,360
7.045%	06/20/36	Baa1	1,420	1,516,401
TELUS Corp. (Canada),
Notes
8.00%	06/01/11	Baa1	1,255	1,374,507

US Cellular Corp.,
Sr. Notes
6.70%	12/15/33	Baa3	470	441,126
Verizon Communications, Inc.,
Sr. Unsec. Notes
6.25%	04/01/37	A3	106	104,993
Verizon Global Funding Corp.,(b)
Sr. Notes
5.85%	09/15/35	A3	625	591,048
Vodafone Group PLC (United Kingdom),
Sr. Notes
7.75%	02/15/10	A3	800	853,910
Unsec. Notes
6.15%	02/27/37	A3	500	482,691

				26,037,312

Tobacco
Altria Group, Inc.,
Debs.
7.75%	01/15/27	Baa1	87	103,983
Notes
7.65%	07/01/08	Baa1	590	606,420

				710,403

Foreign Government Bonds — 0.4%
Gaz Capital for Gazprom, 144A (Russia)(b)(h)(j)
Sr. Unsec. Notes
(cost $2,190,000; purchased 03/01/07)
6.51%	03/07/22	A3	2,190	2,222,850
Pemex Project Funding Master Trust, (Mexico)
Gtd. Notes
5.75%	12/15/15	Baa1	1,480	1,482,960
8.625%	12/01/23	Baa1	350	435,750
Petrobras International Finance Co. (Cayman Islands),
Bonds
8.375%	12/10/18	Baa2	935	1,122,000
Quebec Province (Canada),
Notes(b)
4.60%	05/26/15	Aa2	735	710,236
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	508,170
Republic of Italy (Italy),
Notes
5.375%	06/15/33	NR	800	782,770
Russian Government International Bond (Russia),(h)
Unsub. Notes, 144A
11.00%	07/24/18	Baa2	735	1,061,156
United Mexican States Global Bond (Mexico),
Notes
5.625%	01/15/17	Baa1	1,644	1,657,152
7.50%	01/14/12	Baa1	1,290	1,412,550
8.125%	12/30/19	Baa1	816	1,001,640
Notes, M.T.N.(b)
6.75%	09/27/34	Baa1	1,070	1,166,835

				13,564,069

Mortgage Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20	7,136	6,914,494
5.00%	TBA 30 YR	6,000	5,797,500
5.00%	7/01/18-05/01/34	12,084	11,866,555
5.236%	12/01/35	3,952	3,940,665
5.50%	TBA 30 YR	25,000	24,734,375
5.50%	12/01/33-06/01/34	10,378	10,286,858
6.00%	TBA 30 YR	15,000	15,112,500
6.00%	12/01/32-12/01/33	3,659	3,711,654
6.50%	12/01/14	467	478,066
7.00%	01/01/31-11/01/33	4,872	5,061,190
Federal National Mortgage Assn.,
4.00%	06/01/19	2,182	2,062,619
4.375%	11/01/35	4,780	4,738,175
4.50%	01/01/18-01/01/35	15,112	14,536,269
4.916%(g)	07/01/33	840	845,389
5.00%	TBA 30 YR	36,000	34,773,768
5.00%	01/01/19-07/01/35	38,831	37,671,356
5.50%	TBA 15 YR	21,000	21,045,948
5.50%	TBA 30 YR	25,000	24,734,375
5.50%	03/01/16-10/01/35	37,437	37,164,352
6.00%	TBA 15 YR	3,000	3,048,750
6.00%	TBA 30 YR	9,000	9,067,500
6.00%	TBA 30 YR	17,000	17,122,197
6.00%	04/01/13-02/01/35	20,187	20,430,573
6.50%	TBA 30 YR	11,000	11,216,568
6.50%	9/01/17-09/01/36	14,543	14,864,843
7.00%	08/01/11-05/01/32	1,505	1,569,447
7.50%	06/01/12-05/01/32	1,110	1,145,868
Government National Mortgage Assn.,
5.50%	TBA 30 YR	5,500	5,469,063
5.50%	11/15/32-07/15/35	9,521	9,479,831
6.00%	TBA 30 YR	6,000	6,076,872
6.00%	09/15/33-06/20/34	2,825	2,865,194
6.50%	01/15/24-07/15/35	7,029	7,224,486
8.00%	01/15/24-04/15/25	258	273,731

			375,331,031

U.S. Government Agency Obligations — 2.0%
Federal Home Loan Bank,
4.375%	10/03/08	8,140	8,074,685
4.50%	05/13/11	160	157,861
4.75%	06/11/08	9,190	9,163,165
5.00%	10/16/09	14,165	14,133,227
Federal Home Loan Mortgage Corp.,
4.75%	03/05/09-03/15/12	13,990	13,938,393
4.875%	02/09/10, M.T.N.	875	876,369
5.00%(b)	02/16/17	695	693,595
5.25%	07/18/11	4,300	4,366,801
5.00%	12/14/18, M.T.N.	4,420	4,314,349
Federal National Mortgage Assn.,
5.00%	02/16/12-02/13/17	12,610	12,681,290
4.25%	07/27/07	4,021	4,007,972
6.125%	03/15/12	1,275	1,345,249

			73,752,956

U.S. Government Treasury Obligations — 1.8%
United States Treasury Bonds,
4.50%	02/15/36	2,125	2,003,476
6.00%	02/15/26	115	129,977
6.875%	08/15/25	545	672,138
8.125%	08/15/21	3,665	4,877,312
8.75%	08/15/20	1,270	1,751,509
9.00%	11/15/18	987	1,356,199
9.125%	05/15/18	730	1,003,465
United States Treasury Inflation Index Bonds,
0.88%	04/15/10	1,955	1,890,235
1.625%	01/15/15	1,394	1,337,980
1.875%	07/15/15-07/15/15	2,700	2,653,370
2.00%	01/15/16-01/15/26	5,362	5,255,988
2.375%	01/15/17-01/15/25	4,245	4,286,233
2.50%	07/15/16	1,177	1,208,238
3.00%	07/15/12	1,593	1,669,439
3.375%	01/15/12-04/15/32	826	936,369
3.50%	01/15/11	820	865,519
3.625%	04/15/28	1,232	1,500,197
3.875%	04/15/29-04/15/29	2,533	2,954,622
4.25%	01/15/10	794	844,226
United States Treasury Notes,
4.00%	06/15/09	680	671,712
4.625%	11/15/09-2/15/17	17,607	17,593,541
4.875%	05/15/09	475	477,561
5.00%	07/31/08	25	25,066
United States Treasury Strips,
Zero	05/15/18-05/15/20	18,453	10,208,637

			66,173,009

TOTAL LONG-TERM BONDS
(cost $954,671,716)			948,050,300

TOTAL LONG-TERM INVESTMENTS
(cost $3,080,214,305)			3,458,355,008

SHORT-TERM INVESTMENTS — 22.2%
U.S. Government Obligations — 0.1%
United States Treasury Bill(e)
(cost $3,959,629)
4.91%	06/14/07	4,000	3,960,336

		Shares
Affiliated Money Market Mutual Fund — 22.1%
Dryden Core Investment Fund - Dryden Short-Term Bond Series(d)		15,828,308	158,283,078
Dryden Core Investment Fund - Taxable Money Market Series
(cost $663,324,624; includes $391,859,507 of cash collateral for securities on loan)(c)(d)		663,324,624	663,324,624

TOTAL SHORT-TERM INVESTMENTS
(cost $825,646,373)	825,568,038

TOTAL INVESTMENTS — 115.1%
(cost $3,905,860,678)	4,283,923,046
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (15.1%)	(562,115,832)

NET ASSETS — 100.0%	$3,721,807,214

The following abbreviations are used in portfolio descriptions:

G.O. —General Obligations

I/O—Interest Only

M.T.N. —Medium Term Note

TBA—Securities purchased on a forward commitment basis

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $385,128,397; cash collateral of $391,859,507 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a security that has been deemed illiquid.
(j)	Indicates a restricted security; the aggregate cost of such security is $2,190,000. The aggregate value of $2,222,850 is approximately 0.1% of net assets.
(k)	Indicates an affiliated security.
(l)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
1,136	5-Yr. U.S. T-Notes	Jun. 07	$120,185,250	$119,755,154	$430,096
357	U.S. Long Bond	Jun. 07	39,716,250	40,018,874	(302,624)
123	S&P 500 Index	Jun. 07	44,009,400	44,690,662	(681,262)

					(553,790)

Short Positions:
90	2-Yr. U.S. T-Notes	Jun. 07	18,440,156	18,448,202	8,046
75	10-Yr. U.S. T-Notes	Jun. 07	8,109,375	8,111,845	2,470

					10,516

					$(543,274)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	03/30/2009	$6,610	4.95%	3 month LIBOR	$(5,317)
Merrill Lynch Capital Services, Inc.(a)	02/28/2017	3,355	5.1685	3 month LIBOR	(1,494)
Merrill Lynch Capital Services, Inc.(a)	03/02/2037	1,385	5.25	3 month LIBOR	(28,497)

					$(35,308)

(a)	The Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International(a)	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust,	$90,420
				Ser. 2006-2, Class M9,
				7.22%, 09/25/36
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc.,	145,059
				Ser. 2006-R1, Class M9,
				7.82%, 03/25/36
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc.,	(3,200)
				Ser. 2006-R1, Class M9,
				7.82%, 03/25/36
Credit Suisse International(a)	09/25/2036	1,000	3.13%	Countrywide Asset-Backed Certificates,	108,966
				Ser. 2005-16, Class BV,
				7.57%, 05/25/36
Citibank(a)	06/20/2017	1,800	0.44%	CVS Corp.,	(6,220)
				4.75%, 09/15/14
Deutsche Bank AG(a)	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp.,	143,840
				Ser. 2006-1, Class M9,
				7.62%, due 05/25/36
Merrill Lynch Capital Services(a)	09/25/2036	1,000	3.77%	First Franklin Mortgage Loan,	101,831
				Asset-Backed Certificates,
				Ser. 2006-FF9, Class M9,
				7.22%, 06/25/36
Merrill Lynch Capital Services(a)	06/25/2036	1,000	3.2%	GSAMP Trust,	83,078
				Ser. 2006-NC2, Class M8,
				7.82%, 03/25/36
Credit Suisse International(a)	11/25/2035	1,000	2.17	Residential Asset Mortgage Products, Inc.,	28,439
				Ser. 2005-EFC6, Class M9,
				7.57%, 11/25/35
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp.,	159,526
				Ser. 2006-EMX4, Class M9,
				7.32%, 06/25/36

					$851,739

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS

Australia 2.8%
Allco Finance Group Ltd.	104,171	$943,990
AWB Ltd.	271,500	779,832
BlueScope Steel Ltd.	251,400	2,135,783
Commonwealth Bank of Australia	61,000	2,480,590
CSR Ltd.	173,200	477,865
Macquarie Bank Ltd.	78,000	5,222,340
QBE Insurance Group Ltd.	94,700	2,416,653
Quantas Airways Ltd.	515,500	2,189,730
Santos Ltd.	82,000	673,415
Smorgon Steel Group Ltd.	936,900	1,546,415
Telstra Corp. Ltd.	341,300	1,286,841
Woolworths Ltd.	223,800	4,923,477
Zinifex Ltd.	84,000	1,072,479

		26,149,410

Austria 0.7%
Boehler-Uddeholm AG	23,200	2,231,395
Erste Bank der Oesterreichischen Sparkassen AG	28,652	2,231,410
Raiffeisen International Bank-Holding AG	11,500	1,618,870
Voestalpine AG	9,500	689,096

		6,770,771

Belgium 0.8%
Fortis	74,100	3,384,335
InBev NV	53,200	3,841,168

		7,225,503

Bermuda 0.5%
Tyco International Ltd.	146,300	4,615,765

Brazil 0.7%
Cia Vale do Rio Doce, ADR	107,600	3,980,124
Gol Linhas Aereas Inteligentes SA, ADR(b)	19,800	602,514
Natura Cosmeticos SA	69,400	781,478
Petroleo Brasilerio SA, ADR	17,100	1,527,885

		6,892,001

Canada 0.6%
Manulife Financial Corp.	103,700	3,565,950
Shoppers Drug Mart Corp.	50,800	2,250,689

		5,816,639

Chile 0.1%
Cencosud SA, ADR, 144A	23,200	1,190,891

China 0.7%
China Merchants Bank Co. Ltd.(a)	217,500	438,702
Focus Media Holding Ltd., ADR(a)(b)	15,800	1,239,668
Industrial & Commercial Bank of China(a)	9,354,000	5,243,556

		6,921,926

Colombia 0.1%
BanColombia SA, ADR	32,400	897,156

Denmark 0.2%
Danske Bank A/S	36,600	1,702,783

Finland 0.4%
Perlos Oyj	73,300	373,065
Rautaruukki Oyj	39,900	1,859,644
Stora Enso Oyj (Class R Stock)	88,600	1,538,626

		3,771,335

France 7.0%
Arkema(a)	530	30,387
AXA SA	141,900	6,016,519
BNP Paribas SA	41,600	4,345,107
Capgemini SA	29,400	2,238,216
Cie Generale D’Optique Essilor International SA	21,700	2,492,953
Ciments Francais	5,200	1,096,488
CNP Assurances	10,300	1,199,527
Compagnie Generale des Etablissements Michelin (Class B Stock)	24,600	2,716,683
Credit Agricole SA	58,900	2,296,706
Eurazeo	14,145	2,131,982
Groupe Danone	39,400	6,436,929
Iliad SA	9,000	936,921
L’Oreal SA	64,200	7,009,266
LVMH Moet Hennessy Louis Vuitton SA	38,300	4,249,075
Natixis	57,000	1,386,567
Peugeot SA	26,000	1,832,458
Rallye SA	13,400	869,956
Renault SA	11,800	1,380,048
Schneider Electric SA	8,900	1,129,813
Societe Generale	5,300	915,937
Thales SA	10,700	621,197
Total SA	21,200	1,485,379
Total SA, ADR(b)	79,000	5,512,620
Valeo SA	30,700	1,800,768
Veolia Environnement	54,600	4,059,680
Vivendi Universal SA	31,700	1,288,174

		65,479,356

Germany 2.5%
BASF AG	39,300	4,415,140
Bayer AG	21,600	1,378,944
DaimlerChrysler AG	31,900	2,630,528
Deutsche Bank AG	21,900	2,947,734
Deutsche Telekom AG	57,400	948,501
MAN AG	8,200	952,992
Siemens AG	44,900	4,798,955
ThyssenKrupp AG	60,200	2,978,677
TUI AG	45,600	1,126,309
Volkswagen AG	10,200	1,534,244

		23,712,024

Greece 0.4%
Motor Oil Hellas Corinth Refineries SA	31,000	862,181
National Bank of Greece SA, ADR(b)	252,600	2,707,872

		3,570,053

Hong Kong 1.3%
Chaoda Modern Agriculture	1,203,600	844,145
China Mobile Ltd.	407,500	3,705,494
Citic Pacific Ltd.	324,500	1,200,237
Esprit Holdings Ltd.	231,000	2,709,560
Hopson Development Holdings Ltd.	260,000	652,870
Li & Fung Ltd.	993,600	3,121,889

		12,234,195

India 0.5%
Infosys Technologies Ltd., ADR	86,100	4,326,525

Indonesia 0.3%
Bank Rakyat Indonesia	1,929,500	1,067,833
PT Telekomunikasi Indonesia	1,674,500	1,807,542

		2,875,375

Ireland 0.6%
Anglo Irish Bank Corp. PLC (Irish Stock Exchange)	108,100	2,310,477
Anglo Irish Bank Corp. PLC (London Exchange)	22,600	483,041
IAWS Group PLC	29,300	681,040
Irish Life & Permanent PLC	86,900	2,373,937

		5,848,495

Italy 1.6%
Banca Intesa SpA	167,275	1,270,333
Banche Popolari Unite Scpa	33,200	982,353
Benetton Group SpA	46,500	752,855
ENI SpA	121,400	3,950,499
Luxottica Group SpA	129,000	4,113,373
Saipem SpA	149,500	4,353,652

		15,423,065

Japan 10.0%
Aeon Mall Co. Ltd.	56,700	1,664,817
Alpine Electronics, Inc.	41,600	748,405
Alps Electric Co. Ltd.	49,700	582,026
Asahi Breweries Ltd.	89,400	1,433,859
Asahi Kasei Corp.	226,100	1,646,247
Bank of Fukuoka Ltd. (The)	183,000	1,476,858
Capcom Co. Ltd.	8,900	127,790
Cosmo Oil Co. Ltd.	303,300	1,271,471
Daiwa Securities Group, Inc.	89,400	1,079,567
Denki Kagaku Kogyo K K	224,900	1,053,503
Denso Corp.	132,300	4,917,465
Fanuc Ltd.	24,400	2,271,453
Fuji Heavy Industries Ltd.	233,000	1,210,081
Hitachi Ltd.	147,900	1,147,154
Hokkaido Electric Power Co., Inc.	53,200	1,413,069
Hokuetsu Paper Mills Ltd.	10,400	53,483
Honda Motor Co. Ltd.	95,400	3,327,342
Honeys Co. Ltd.	14,300	652,868
Hosiden Corp.	51,900	744,323
Jupiter Telecommunications Co.(a)	1,681	1,412,245
Kaken Pharmaceutical Co. Ltd.	98,500	801,608
Kansai Electric Power Co., Inc. (The)	126,000	3,624,745
Keyence Corp.	10,650	2,403,119
KK Davinci Advisors(a)	598	639,409
Komatsu Ltd.	114,000	2,399,185
Kurabo Industries Ltd.	173,100	480,344
Kyowa Hakko Kogyo Co. Ltd.	65,000	601,239
Kyushu Electric Power Co., Inc.	30,700	872,751
Marubeni Corp.	191,700	1,164,776
Mitsubishi Chemical, Inc.	162,000	1,378,870
Nintendo Co. Ltd.	12,900	3,749,364
Nippon Oil Corp.	284,200	2,305,628
Nippon Paper Group, Inc.	400	1,422,267
Nippon Telegraph and Telephone Corp.	500	2,643,415
Nissan Motor Co. Ltd.	268,800	2,880,978
Nomura Holdings, Inc.	91,300	1,902,083
NSK Ltd.	66,400	633,347
NTT DoCoMo, Inc.	1,600	2,959,946
Oji Paper Co. Ltd.	185,000	981,203
Okasan Holdings, Inc.	63,100	492,634
ORIX Corp.	22,000	5,731,501
Osaka Gas Co. Ltd.	111,300	431,637
Promise Co. Ltd.	5,100	192,159
Rengo Co. Ltd.	118,900	675,018
Ricoh Co. Ltd.	95,600	2,153,921
Santen Pharmaceutical Co. Ltd.	26,700	686,533
Shin-Etsu Chemical Co. Ltd.	36,300	2,214,842
Sumitomo Corp.	83,000	1,493,211
Suruga Bank Ltd.	121,000	1,577,189
Takefuji Corp.	19,000	762,644
Tanabe Seiyaku Co. Ltd.	85,600	1,164,433
Tohoku Electric Power Co., Inc.	11,200	284,182
Toppan Printing Co. Ltd.	85,000	887,220
Toyota Motor Corp.	35,000	2,242,447
Toyota Motor Corp., ADR	59,828	7,667,557
Yamaha Motor Co. Ltd.	83,700	2,343,941
Yokohama Rubber Co. Ltd. (The)	174,300	1,070,886

		94,150,258

Mexico 1.5%
America Movil—Ser. L, ADR	128,309	6,131,888
America Movil SA de CV	1,507,500	3,598,634
Wal-Mart de Mexico SA de CV	937,500	4,002,842

		13,733,364

Netherlands 2.1%
ABN AMRO Holding NV	22,700	977,029
Aegon NV	108,800	2,168,471
Heineken NV, ADR	132,745	3,459,853
ING Groep NV	81,100	3,428,866
Randstad Holdings NV	29,900	2,319,018
Royal Dutch Shell PLC, ADR	31,600	2,095,080
Royal KPN NV	172,200	2,682,179
Royal Numico NV	31,900	1,645,305
TomTom NV(a)	30,200	1,230,850

		20,006,651

New Zealand 0.1%
Fisher & Paykel Appliances Holdings Ltd.	319,700	838,149

Norway 0.2%
Norsk Hydro ASA	70,500	2,337,126

Portugal 0.1%
Energias de Portugal SA	167,600	900,028

Singapore 1.0%
CapitaLand Ltd.	1,134,000	5,979,634
MobileOne Ltd.	433,700	626,044
Neptune Orient Lines Ltd.	432,800	924,280
Singapore Airlines Ltd.	152,000	1,663,118

		9,193,076

South Africa 0.1%
Naspers Ltd.	48,800	1,180,564

Spain 1.6%
Banco Bilbao Vizcaya Argentaria SA	83,800	2,057,527
Banco Santander Central Hispano SA	200,200	3,572,946
Inditex SA	81,700	5,078,216
Repsol YPF SA	93,200	3,142,398
Telefonica SA	55,700	1,227,708

		15,078,795

Sweden 1.0%
Electrolux AB, Ser. B	68,800	1,743,942
Husqvarna AB (Class B Stock)	68,800	1,135,533
Nordea Bank AB	244,700	3,907,323
Telefonaktiebolaget LM Ericsson (Class B Stock)	672,000	2,473,277

		9,260,075

Switzerland 5.3%
ABB Ltd.	312,100	5,342,287
Baloise Holding AG	21,900	2,279,842
Credit Suisse Group	68,700	4,929,959
EFG International(a)	34,400	1,500,391
Geberit AG	730	1,123,400
Georg Fischer AG(a)	2,500	1,810,476
Kuehne & Nagel International AG	24,800	2,039,880
Nestle SA	16,700	6,503,950
Nobel Biocare Holding AG	4,250	1,549,397
Rieter Holding AG	2,200	1,096,243
Roche Holdings AG	22,350	3,954,450
SGS SA	1,600	1,910,546
Swiss Reinsurance	26,100	2,384,150
Swisscom AG	6,200	2,241,164
Syngenta AG	8,200	1,568,942
UBS AG	19,400	1,152,681
UBS AG—New	110,336	6,557,269
Verwalt & Privat-Bank AG	2,578	632,222
Zurich Financial Services AG	5,900	1,703,020

		50,280,269

Taiwan 0.3%
HON HAI Precision Industry Co. Ltd., GDR	202,840	2,744,020

United Kingdom 10.9%
Acergy SA(a)	55,600	1,186,861
Alliance & Leicester PLC	76,000	1,695,968
AstraZeneca PLC	61,200	3,292,615
Aviva PLC	60,000	883,759
Barclays PLC	299,200	4,245,099
BG Group PLC	394,100	5,684,619
BP PLC	391,400	4,251,585
Bradford & Bingley PLC	178,100	1,592,025
Brit Insurance Holdings PLC	227,200	1,441,880
BT Group PLC	756,400	4,521,253
Cairn Energy PLC	36,806	1,126,263
Cairn Energy PLC (Class B Stock)	45,300	267,430
Capita Group PLC	209,600	2,815,042
Carphone Warehouse Group PLC	170,400	928,000
Davis Service Group PLC	69,100	792,073
DSG International PLC	566,000	1,893,461
GKN PLC	263,300	1,976,680
GlaxoSmithKline PLC	55,000	1,511,994
Hanson PLC	7,500	120,654
HBOS PLC	472,000	9,724,776
Interserve PLC	174,800	1,674,320
Legal & General Group PLC	359,600	1,125,143
Lloyds TSB Group PLC	346,200	3,815,101
Man Group PLC	261,500	2,855,983
Northern Foods PLC	211,500	515,047
Northern Rock PLC	129,400	2,915,619
Old Mutual PLC	319,100	1,030,449

Reckitt Benckiser PLC	119,900	6,243,096
Rolls-Royce Group PLC	522,500	5,081,875
Rolls-Royce Group PLC, B Share entitlement(a)	30,073,600	59,180
Rotork PLC	48,800	813,862
Royal & Sun Alliance Insurance Group PLC	300,200	957,010
Royal Bank of Scotland Group PLC (The)	71,600	2,795,411
Royal Dutch Shell PLC (Class B Stock)	195,600	6,508,838
Tate & Lyle PLC	71,300	806,767
Taylor Woodrow PLC	148,300	1,428,515
Tesco PLC	785,000	6,862,590
Tomkins PLC	113,100	594,244
Tullow Oil PLC	81,300	583,548
Vedanta Resources PLC	54,400	1,424,846
Vodafone Group PLC	1,594,200	4,250,824

		102,294,305

United States 40.4%
3M Co.	27,300	2,086,539
Alltel Corp.	22,200	1,376,400
Altria Group, Inc.(b)	21,800	1,914,258
American Express Co.	34,000	1,917,600
American International Group, Inc.	52,100	3,502,162
Ameriprise Financial, Inc.	37,100	2,119,894
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	2,590,953
Anheuser-Busch Cos., Inc.	65,400	3,300,084
AT&T, Inc.	137,373	5,416,617
Avon Products, Inc.(b)	66,900	2,492,694
Baker Hughes, Inc.	65,100	4,305,063
Bank of America Corp.	102,000	5,204,040
Boeing Co.	48,208	4,286,173
Boston Scientific Corp.(a)	68,300	993,082
Bowater, Inc.(b)	31,400	747,948
Bristol-Myers Squibb Co.	41,300	1,146,488
Burlington Northern Santa Fe Corp.	104,640	8,416,195
Campbell Soup Co.(b)	32,800	1,277,560
CB Richard Ellis Group, Inc.(a)	19,527	667,433
CBS Corp. (Class B Stock)	32,700	1,000,293
ChevronTexaco Corp.	73,600	5,443,456
Cisco Systems, Inc.(a)	192,967	4,926,448
Citigroup, Inc.	146,376	7,514,944
Coca-Cola Co. (The)	72,800	3,494,400
Comcast Corp. (Class A Stock)(a)(b)	402,191	10,436,855
Dell, Inc.	67,800	1,573,638
Dow Chemical Co. (The)	18,100	830,066
Dow Jones & Co., Inc.(b)	35,100	1,209,897
Duke Energy Corp.	87,400	1,773,346
E.I. du Pont de Nemours & Co.	54,700	2,703,821
Entergy Corp.	31,000	3,252,520
Exxon Mobil Corp.(b)	72,300	5,455,035
Fannie Mae	31,200	1,702,896
Federated Department Stores, Inc.	113,892	5,130,835
FedEx Corp.	72,454	7,783,733
Fifth Third Bancorp	65,300	2,526,457
Genentech, Inc.(a)	115,170	9,457,760
General Dynamics Corp.	85,774	6,553,134
General Electric Co.	184,000	6,506,240

General Mills, Inc.(b)	32,500	1,892,150
General Motors Corp.(b)	45,200	1,384,928
Genworth Financial, Inc.	50,600	1,767,964
Genzyme Corp.(a)	53,839	3,231,417
Goldman Sachs Group, Inc.	39,999	8,264,993
Google, Inc. (Class A Stock)(a)	4,713	2,159,308
H&R Block, Inc.	97,000	2,040,880
Hartford Financial Services Group, Inc.	25,600	2,446,848
Home Depot, Inc. (The)	73,200	2,689,368
Honeywell International, Inc.	13,600	626,416
Illinois Tool Works, Inc.	40,700	2,100,120
Intel Corp.	240,199	4,595,007
International Business Machines Corp.	36,900	3,478,194
International Paper Co.(b)	90,000	3,276,000
Johnson & Johnson	51,000	3,073,260
JPMorgan Chase & Co.	135,500	6,555,490
Las Vegas Sands Corp.(a)	69,251	5,997,829
Lehman Brothers Holdings, Inc.(b)	92,040	6,449,243
Liberty Media Holdings Corp.—Capital (Class A Stock)(a)	18,280	2,021,585
Liberty Media Holdings Corp.—Interactive (Class A Stock)(a)	85,200	2,029,464
Lincoln National Corp.(b)	25,000	1,694,750
Lockheed Martin Corp.	72,935	7,076,154
Lowe’s Cos., Inc.(b)	177,308	5,583,429
Marsh & McLennan Cos., Inc.	144,200	4,223,618
Mastercard, Inc. (Class A Stock)	40,278	4,279,135
Mellon Financial Corp.(b)	68,500	2,955,090
Merck & Co., Inc.	91,900	4,059,223
Merrill Lynch & Co., Inc.	31,000	2,531,770
MGM Mirage	35,629	2,476,928
Microsoft Corp.	149,800	4,174,926
Monsanto Co.	108,571	5,967,062
Morgan Stanley	40,700	3,205,532
Murphy Oil Corp.(b)	47,600	2,541,840
New York Times Co. (The) (Class A Stock)(b)	66,100	1,554,011
Newell Rubbermaid, Inc.	79,900	2,484,091
NiSource, Inc.	96,900	2,368,236
NRG Energy, Inc.(a)(b)	19,264	1,387,779
Nucor Corp.	15,700	1,022,541
Pfizer, Inc.	133,200	3,364,632
Praxair, Inc.	91,780	5,778,469
Procter & Gamble Co. (The)	136,019	8,590,960
Qwest Communications International, Inc.(a)(b)	158,800	1,427,612
RadioShack Corp.(b)	57,300	1,548,819
Raytheon Co.	45,300	2,376,438
Schering-Plough Corp.	88,100	2,247,431
Schlumberger Ltd.(b)	64,022	4,423,920
Spectra Energy Corp.	46,150	1,212,361
Sprint Nextel Corp.	134,900	2,557,704
St. Joe Co. (The)(b)	49,051	2,565,858
Starbucks Corp.(a)(b)	115,602	3,625,279
State Street Corp.	37,800	2,447,550
Station Casinos, Inc.	16,912	1,464,072
Target Corp.	90,204	5,345,489
Time Warner Cos., Inc.(b)	176,800	3,486,496
Travelers Cos., Inc. (The)	28,200	1,459,914
U.S. Bancorp	102,900	3,598,413
Union Pacific Corp.	89,444	9,083,038

United Technologies Corp.(b)	54,562	3,546,530
UnitedHealth Group, Inc.	303,082	16,054,253
Verizon Communications, Inc.	63,300	2,400,336
Viacom, Inc. (Class B Stock)(a)	36,100	1,484,071
Wal-Mart Stores, Inc.	55,500	2,605,725
Walt Disney Co.	60,000	2,065,800
Waste Management, Inc.	76,300	2,625,483
Wells Fargo & Co.	125,405	4,317,694
Wyeth	48,300	2,416,449
Wynn Resorts Ltd.(b)	78,188	7,416,914

		380,241,246

Total long-term investments (cost $753,748,286)		907,661,194

SHORT-TERM INVESTMENT 11.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (includes $85,917,010 of cash collateral received for securities on loan)(c)(d) (cost $110,429,829)	110,429,829	110,429,829

Total Investments 108.1% (cost $864,178,115)		1,018,091,023

Liabilities in excess of other assets (8.1%)		(75,980,943)

Total Net Assets 100.0%		$942,110,080

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $82,832,071; cash collateral of $85,917,010 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 9.1% of collateral received for securities on loan)	11.7%
Commercial Banks	10.8
Diversified Financial Services	8.1
Oil, Gas & Consumable Fuels	7.6
Telecommunications	6.3
Specialty Retail	5.1
Insurance	4.9
Automobiles	4.3
Food & Staples Retailing	3.8
Aerospace & Defense	3.2
Chemicals	3.1
Household Durables	3.1
Media	3.0
Pharmaceuticals	3.0
Transportation	3.0
Industrial Conglomerates	2.2
Utilities	2.2
Metal & Mining	2.1
Hotels, Restaurants & Leasure	1.8
Health Care Providers & Services	1.7
Software	1.5
Commercial Services	1.4
Beverages	1.3
Biotechnology	1.3
Computers & Peripherals	1.3
Health Care Equipment & Supplies	1.3
Real Estate	1.2
Electronic Equipment & Instruments	1.0
Textiles, Apparel & Luxury Goods	1.0
Paper & Forest Products	0.9
Construction & Engineering	0.8
Personal Products	0.8
Office Equipment	0.6
Airlines	0.5
Internet Software & Services	0.5
Machinery	0.5
Agriculture	0.4
Building Materials	0.3
Environmental Control	0.3
Electrical Equipment	0.2

108.1
Liabilities in excess of other assets	(8.1)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.5%
Asset Backed Securities 3.6%
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16	$4,437	$4,613,083
Series 1997-20A, Class 1	7.15%	01/01/17	3,898	4,056,775
Series 1997-20G, Class 1	6.85%	07/01/17	1,260	1,306,389
Series 1998-20I, Class 1	6.00%	09/01/18	2,698	2,760,745

				12,736,992

Collateralized Mortgage Obligations 6.7%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17	2,819	2,820,500
Series 2501, Class MC	5.50%	09/15/17	2,000	2,018,044
Series 2513, Class HC	5.00%	10/15/17	2,339	2,284,911
Series 2518, Class PV	5.50%	06/15/19	1,920	1,908,171
Federal National Mortgage Association,
Series 1993-29, Class PH	6.50%	01/25/23	61	60,878
Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,048,486
Series 2002-57, Class ND	5.50%	09/25/17	2,481	2,498,981
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,125,917
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	638	636,737

				23,402,625

Commercial Mortgage Backed Securities 7.0%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1(b)	7.64%	02/15/32	532	542,564
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,065,545
First Union National Bank Commercial Mortgage Trust,
Series 2000-C1, Class A1	7.739%	05/17/32	314	316,208
Series 2000-C2, Class A1	6.94%	10/15/32	114	114,235
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444%	03/10/39	3,100	3,108,927
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,602,573
Series 2006-GG8, Class A4	5.56%	11/10/39	1,700	1,723,614
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4	5.378%	08/12/48	2,000	1,994,808
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB	5.66%	05/12/39	1,500	1,537,891
Morgan Stanley Capital I,
Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,352,426
Series 2006-IQ11, Class A4	5.945%	10/15/42	2,800	2,882,690
Morgan Stanley Dean Witter I,
Series 2001-TOP1, Class A2	6.32%	02/15/33	352	352,244

				24,593,725

Corporate Bond 0.4%
DEPFA ACS Bank, 144A(c)	5.125%	03/16/37	1,520	1,447,206

Foreign Government Bonds 2.0%
Australian Government Bond, Series 415	6.25%	04/15/15	AUD 1,045	862,049
Deutsche Bundesrepublik, Series 06	4.00%	07/04/16	EUR 1,725	2,295,000
Japanese Government Bonds,
Series 10	1.10%	03/20/33	JPY 103,600	669,947
Series 90	2.20%	09/20/26	JPY 51,950	449,935
Norwegian Government Bonds	5.00%	05/15/15	NOK 6,135	1,034,853
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK 8,830	1,480,139

				6,791,923

Mortgage Backed Securities 58.7%
Federal Home Loan Morgage Corp.(a)	3.533%	05/01/34	1,901	1,855,017
Federal Home Loan Morgage Corp.(a)	3.782%	06/01/34	4,699	4,593,926
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34	10,985	10,639,982
Federal Home Loan Mortgage Corp.	5.00%	TBA 30 YR	5,500	5,314,375
Federal Home Loan Mortgage Corp.	5.50%	TBA 30 YR	9,500	9,399,062
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	727	734,827
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	1,011	1,032,758
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32	1,080	1,097,098
Federal National Mortgage Association(a)	3.49%	06/01/34	12,523	12,227,434
Federal National Mortgage Association(a)	3.812%	04/01/34	821	809,358
Federal National Mortgage Association(a)	4.023%	08/01/33	3,439	3,355,371
Federal National Mortgage Association(a)	4.25%	04/01/34	2,235	2,214,955
Federal National Mortgage Association(a)	4.45%	06/01/34	1,971	1,958,899
Federal National Mortgage Association	4.50%	TBA 15 YR	5,000	4,839,060
Federal National Mortgage Association(a)	4.876%	10/01/34	3,014	2,981,464
Federal National Mortgage Association(a)	4.979%	06/01/36	4,680	4,675,909
Federal National Mortgage Association	5.00%	07/01/18-03/01/34	14,578	14,308,302
Federal National Mortgage Association	5.00%	TBA 30 YR	26,000	25,114,388
Federal National Mortgage Association	5.50%	01/01/17-11/01/35	42,434	42,064,645
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	8,958	9,047,535
Federal National Mortgage Association	6.00%	TBA 15 YR	3,000	3,048,750
Federal National Mortgage Association	6.00%	TBA 30 YR	18,500	18,635,006
Federal National Mortgage Association	6.276%	03/01/11	1,264	1,312,284
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	4,831	4,962,478
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	2,162	2,242,974
Federal National Mortgage Association	7.50%	04/01/07-10/01/12	274	280,884
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	67	70,943
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	261	283,801
Government National Mortgage Association	5.00%	07/15/33-04/15/34	4,382	4,270,487
Government National Mortgage Association	5.00%	TBA 30 YR	3,000	2,918,436
Government National Mortgage Association	5.50%	TBA 30 YR	4,500	4,474,688
Government National Mortgage Association	6.50%	07/15/32-08/15/32	966	993,487
Government National Mortgage Association	7.00%	03/15/23-08/15/28	2,210	2,310,909
Government National Mortgage Association	7.50%	12/15/25-02/15/26	439	458,971
Government National Mortgage Association	8.50%	09/15/24-04/15/25	518	559,505

				205,087,968

U.S. Government Agency Obligations 20.0%
Federal Home Loan Mortgage Corp., M.T.N.	4.75%	01/18/11	645	643,223
Federal Home Loan Mortgage Corp., M.T.N.(d)	5.00%	02/16/17	4,690	4,680,522
Federal Home Loan Mortgage Corp., M.T.N.	5.35%	11/14/11	1,210	1,211,170
Federal National Mortgage Association	4.875%	04/10/08	13,785	13,762,296
Federal National Mortgage Association	5.00%	02/16/12-02/13/17	23,110	23,095,953
Federal National Mortgage Association	5.30%	02/22/11	14,630	14,591,362
FICO Strip Principal	Zero	05/11/18	4,000	2,281,356
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,433,079

				69,698,961

U.S. Government Treasury Securities 4.1%
United States Treasury Bonds(d)	4.50%	02/15/36	700	659,968
United States Treasury Bonds	8.125%	05/15/21	840	1,115,362
United States Treasury Notes	4.625%	02/29/12	3,600	3,613,360
United States Treasury Notes	4.875%	04/30/08	8	7,999
United States Treasury Notes	5.00%	07/31/08	15	15,040
United States Treasury Strips	Zero	02/15/12-05/15/21	15,155	8,991,198

				14,402,927

TOTAL LONG-TERM INVESTMENTS (cost $359,754,966)				358,162,327

	Shares
SHORT-TERM INVESTMENTS 16.4%
Affiliated Money Market Mutual Funds 16.4%
Dryden Core Investment Fund—Short-Term Bond Series (cost $38,157,755)(f)	38,132,969	38,132,969
Dryden Core Investment Fund—Taxable Money Market Series (cost $19,085,368; includes $5,440,259 of cash collateral received for securities on loan)(e)(f)	19,085,368	19,085,368

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $57,243,123)		57,218,337

	Contracts
OUTSTANDING OPTIONS PURCHASED*
Call Options
U.S. Long Bond, expiring 05/25/07 @ $111 (cost $25,978)	11	13,922

TOTAL SHORT-TERM INVESTMENTS (cost $57,269,101)		57,232,259

TOTAL INVESTMENTS, BEFORE OUTSTANDNG OPTIONS WRITTEN AND SECURITIES SOLD SHORT 118.9% (cost $417,024,067)		415,394,586

OUTSTANDING OPTIONS WRITTEN*
Call Options
U.S. Long Bond, expiring 05/25/07 @ $115 (premium received $5,647)			11	(1,719)

	Interest Rate	Maturity Date	Principal Amount (000)
SECURITIES SOLD SHORT (16.7)%
Mortgage Backed Securities
Federal National Mortgage Association (proceeds received $58,493,281)	5.50%	TBA 30 YR	$59,000	(58,373,125)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT 102.2% (cost $358,525,139)				357,019,742
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(g) (2.2%)				(7,831,729)

TOTAL NET ASSETS 100.0%				$349,188,013

The following abbreviations are used in portfolio descriptions:

AUD	— Australian Dollar
EUR	— Euro
FICO	— Financing Corporation
JPY	— Japanese Yen
M.T.N.	— Medium Term Note
NOK	— Norwegian Krone
SEK	— Swedish Krona
TBA	— Securities purchased on a forward commitment basis
*	Non-income producing security
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.
(b)	Security segregated as collateral for futures contracts.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	All or portion of security is on loan. The aggregate market value of such securities is $5,294,107; cash collateral of $5,440,259 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.
(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
15	Australian 10 Yr. Bond	Jun. 07	$1,142,349	$1,144,608	$(2,259)
51	10 Yr. Euro-Bund	Jun. 07	7,829,279	7,890,438	(61,159)
6	Long-Term U.K. Gilt	Jun. 07	1,272,920	1,285,731	(12,811)
79	U.S. 5 Yr. Notes	Jun. 07	8,357,953	8,366,691	(8,738)
152	U.S. 30 Yr. Bond	Jun. 07	16,910,000	16,960,923	(50,923)

					(135,890)

Short Positions:
117	U.S. Treasury 2 Yr. Notes	Jun. 07	23,972,203	23,988,490	16,287
514	U.S. Treasury 10 Yr. Notes	Jun. 07	55,576,250	55,768,602	192,352

					208,639

					$72,749

Open forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts:	Contracts to Deliver	Payable at Statement Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Japanese Yen
expiring 04/26/07	JPY 37,820,213	$322,242	$322,170	$(72)
expiring 04/03/07	JPY 38,077,253	323,635	323,269	(366)
Pound Sterling expiring 04/26/07	GBP 125,244	246,631	246,449	(182)
New Zealand Dollar expiring 04/23/07	NZD 241,887	169,786	172,528	2,742
Norwegian Krone
expiring 04/24/07	NOK 6,592,436	1,082,911	1,085,337	2,426
expiring 04/24/07	NOK 1,061,276	174,900	174,722	(178)

				$4,370

Sales Contracts:	Contracts to Deliver	Receivable at Statement Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Australian Dollar expiring 04/23/07	AUD 872,982	$697,678	$705,862	$(8,184)
Euros expiring 04/26/07	EUR 1,645,909	2,202,457	2,200,973	1,484
Japanese Yen
expiring 04/26/07	JPY 125,474,200	1,070,261	1,068,845	1,416
expiring 04/26/07	JPY 38,077,253	324,595	324,359	236
Norwegian Krone expiring 04/24/07	NOK 13,132,826	2,132,298	2,162,105	(29,807)
Swedish Krona expiring 04/24/07	SEK 10,886,603	1,560,971	1,561,141	(170)

				(35,025)

				$(30,655)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Merrill Lynch Capital Services(1)	02/28/17	$7,100	5.169%	3 month LIBOR	$(3,162)
Merrill Lynch Capital Services(1)	03/02/37	2,345	5.25%	3 month LIBOR	(48,249)
Citibank, NA (2)	02/27/17	NZD 1,465	6.955%	3 month NZD-BBR-FRA	(12,779)
Morgan Stanley Capital Services(1)	12/22/16	NZD 1,465	6.808%	3 month NZD-BBR-FRA	(11,021)
Morgan Stanley Capital Services(1)	02/05/17	NZD 1,465	6.995%	3 month NZD-BBR-FRA	(18,681)
Morgan Stanley Capital Services(1)	03/02/17	NZD 1,465	6.86%	3 month NZD-BBR-FRA	(28,039)

					$(121,931)

(1)	The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Portfolio pays the fixed rate and receives the floating rate.

High Yield Bond Portfolio

Schedule of Investments	March 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS 90.1% CORPORATE BONDS 88.6%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Aerospace/Defense—2.5%
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875%	05/01/11	3,485	$3,593,906
Bombardier Inc., Notes (Canada)(j)	Ba2	6.30	05/01/14	1,000	950,000
DRS Technologies, Inc., Gtd. Notes	B1	6.625	02/01/16	4,600	4,646,000
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625	02/01/18	3,050	3,172,000
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	06/15/13	4,500	4,623,750
K&F Acquisition, Inc., Gtd. Notes	Caa1	7.75	11/15/14	2,750	2,921,875
K&F Industry, Inc., Bank Loan(f)(h)	B2	7.848	11/18/12	1,903	1,905,459
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	06/15/12	11,050	11,381,499
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	01/15/15	2,000	1,970,000
Sequa Corp., Sr. Notes	B2	9.00	08/01/09	575	606,625
Sequa Corp., Sr. Notes, Ser. B	B2	8.875	04/01/08	3,475	3,561,875
Standard Aero Holdings, Inc., Gtd. Notes	Caa1	8.25	09/01/14	560	600,600
Transdigm Inc., Sr. Sub. Notes(j)	B3	7.75	07/15/14	3,025	3,123,313

					43,056,902

Airlines—0.4%
AMR Corp., MTN	CCC+(g)	10.40	03/10/11	1,000	1,032,500
AMR Corp., MTN	CCC+(g)	10.40	03/15/11	1,000	1,032,500
AMR Corp., MTN	NR	10.55	03/12/21	1,425	1,417,875
Calair Capital Corp., Gtd. Notes	Caa1	8.125	04/01/08	1,978	1,992,835
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748	09/15/18	1,507	1,509,201
Ser. 99-2, Class B	Ba2	7.566	09/15/21	474	482,901

					7,467,812

Automotive—4.7%
Ford Motor Co., Bank Loan(f)(h)	Ba3	8.36	12/12/13	12,968	13,003,524
Ford Motor Credit Co., Sr., Unsec’d	B1	8.00	12/15/16	1,330	1,279,783
Ford Motor Credit Co., Notes	B1	7.875	06/15/10	26,380	26,478,107
Ford Motor Credit Co., Sr. Notes(b)	B1	9.875	08/10/11	6,500	6,883,526
General Motors Corp, Sr. Notes(b)	Caa1	7.125	07/15/13	1,125	1,051,875
General Motors Corp., Notes(b)	Caa1	7.20	01/15/11	21,100	20,045,000
General Motors Nova Scotia Finance Co., Gtd.
Notes (Canada)	Caa1	6.85	10/15/08	4,100	4,074,375
Lear Corp., Sr. Notes(b)	B3	8.75	12/01/16	3,220	3,075,100
TRW Automotive, Inc.(b)(j)	Ba3	7.25	03/15/17	4,000	3,920,000
Visteon Corp., Sr. Notes(b)	Caa2	7.00	03/10/14	2,595	2,270,625

					82,081,915

Banking—0.7%
Banco BMG SA(j)	Ba3	9.15	01/15/16	4,600	4,933,500
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan)(j)	Baa1	8.125	10/07/09	1,305	1,363,725
Kazkommerts International BV, Gtd. Notes (Netherlands)(j)	Baa1	7.00	11/03/09	1,685	1,699,744
Kazkommerts International BV, Gtd. Notes (Netherlands)(b)(j)	Baa1	8.50	04/16/13	3,360	3,553,200

					11,550,169

Building Materials & Construction—1.2%
Beazer Homes USA, Inc., Gtd. Notes(b)	Ba1	8.625	05/15/11	1,820		1,779,050
Goodman Global Holdings, Inc., Sr. Notes, Ser. B(h)	B1	8.36	06/15/12	1,759		1,772,193
Goodman Global Holdings, Inc., Sr. Sub. Notes(b)	B3	7.875	12/15/12	950		954,750
K Hovnanian Enterprises, Inc., Gtd. Notes	Ba1	6.25	01/15/15	2,525		2,190,438
KB Home, Notes	Ba1	6.375	08/15/11	700		678,646
KB Home, Sr. Sub. Notes	Ba2	8.625	12/15/08	2,800		2,863,000
KB Home, Sr. Sub. Notes	Ba2	9.50	02/15/11	250		256,250
Nortek, Inc., Sr. Sub. Notes(b)	B3	8.50	09/01/14	6,350		6,175,374
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25	02/01/11	4,150		4,253,750

						20,923,451

Cable—5.1%
Callahan Nordrhein-Westfalen, Sr. Disc. Notes (Germany)(c)(f)	NR	16.00	07/15/10	7,000		70
Charter Communications Holding I LLC, Gtd. Notes(b)	NR	11.00	10/01/15	3,240		3,345,300
Charter Communications Holding II LLC, Gtd. Notes(b)	NR	10.25	10/01/13	4,145		4,528,413
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00	05/15/14	2,517		2,246,423
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	11.125	01/15/14	1,515		1,416,525
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.75	05/15/14	3,150		3,016,125
Charter Communications Holdings I LLC, Gtd. Notes	Caa3	13.50	01/15/14	1,000		1,010,000
Charter Communications Holdings I LLC, Sec’d. Notes	Caa2	11.00	10/01/15	8,928		9,262,799
Charter Communications Holdings II LLC, Sr. Notes(b)	Caa2	10.25	09/15/10	3,725		3,929,875
Charter Communications Holdings II LLC, Sr. Notes, Ser. B(b)	Caa2	10.25	09/15/10	1,000		1,053,750
Charter Communications Holdings LLC, Bank Loan	B1	Zero	04/30/14	8,500		8,478,749
Charter Communications Holdings LLC, Bank Loan(f)(h)	B2	7.985	04/28/13	8,500		8,480,611
Charter Communications Operating LLC, Sr. Notes(f)	B3	8.375	04/30/14	3,920		4,081,700
Comcast Cable Communications Holdings, Inc., Gtd Notes	Baa2	8.375	03/15/13	100	(i)	114
CSC Holdings, Inc., Debs.	B2	7.625	07/15/18	4,300		4,343,000
CSC Holdings, Inc., Debs.	B2	7.875	02/15/18	800		822,000
CSC Holdings, Inc., Debs., Ser. B	B2	8.125	08/15/09	5,450		5,640,750
CSC Holdings, Inc., Sr. Notes	B2	7.875	12/15/07	3,775		3,817,469
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	7.625	04/01/11	350		358,750
CSC Holdings, Inc., Sr. Notes, Ser. B	B2	8.125	07/15/09	2,410		2,494,350
Insight Communications Co., Inc., Sr. Notes	B3	12.25	02/15/11	2,000		2,090,000
Mediacom Broadband LLC, Sr. Notes(b)(j)	B3	8.50	10/15/15	1,975		2,019,438
Mediacom LLC, Sr. Notes(b)	B3	9.50	01/15/13	875		902,344
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.37	03/31/13	2,500		2,504,845
UPC Broadbank Holdings BV, Bank Loan(f)(h)	B1	7.37	12/31/13	2,500		2,504,688
Videotron Ltee, Gtd. Notes (Canada)(b)	Ba2	6.375	12/15/15	3,450		3,389,625
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.875	01/15/14	4,570		4,615,700

						86,353,413

Capital Goods—5.2%
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50	01/15/13	1,400	1,396,500
Allied Waste of North America, Inc., Sec’d Notes, Ser. B(b)	B1	5.75	02/15/11	5,320	5,187,000
Allied Waste of North America, Inc., Sr. Notes	B1	6.875	06/01/17	500	501,250
Allied Waste of North America, Inc., Sr. Notes(b)	B1	7.25	03/15/15	900	918,000
Allied Waste of North America, Inc., Sr. Notes	B1	7.875	04/15/13	675	700,313
Ashtead Capital, Inc., Notes(j)	B3	9.00	08/15/16	3,270	3,482,550
Avis Budget Car Rental LLC, Sr. Notes(j)	Ba3	7.625	05/15/14	1,835	1,871,700
Baldor Electric Co., Sr. Notes	B3	8.625	02/15/17	2,500	2,643,750
Blount, Inc., Sr. Sub Notes	B2	8.875	08/01/12	7,825	8,098,874
Case New Holland, Inc., Gtd. Notes	Ba3	9.25	08/01/11	3,360	3,528,000
Columbus Mckinnon Corp., Sr. Sub. Notes(b)	B2	8.875	11/01/13	3,990	4,229,400
General Cable Corp., Sr. Notes(b)(j)	B1	7.125	04/01/17	3,725	3,748,281
Hertz Corp., Sr. Notes	B1	8.875	01/01/14	9,275	9,993,812
Holt Group, Inc., Gtd. Notes(c)(f)	NR	Zero	01/15/06	800	8
Invensys PLC, Sr. Notes (United Kingdom)(j)	B2	9.875	03/15/11	360	387,450
Johnsondiversey Holdings, Inc., Disc. Notes(b)	Caa1	.00	05/15/13	4,331	4,471,758
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B3	9.625	05/15/12	1,550	1,619,750
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	08/01/12	6,120	6,510,150
RBS Global Inc and Rexnord Corp.,	B3	9.50	08/01/14	7,225	7,514,000
Rental Service Corp.(j)	Caa1	9.50	12/01/14	4,900	5,218,500
Stena AB, Sr. Notes (Sweden)	Ba3	7.50	11/01/13	5,175	5,252,625
Terex Corp., Gtd. Notes	B1	7.375	01/15/14	2,790	2,873,700
Trism, Inc., Gtd. Notes(c)(f)	NR	12.00	02/15/05	1,304	13
United Rentals North America, Inc., Gtd. Notes	B1	6.50	02/15/12	1,800	1,795,500
United Rentals North America, Inc., Sr. Sub. Notes(b)	B3	7.75	11/15/13	3,150	3,236,625
Valmont Industries, Inc., Gtd. Notes	Ba3	6.875	05/01/14	4,920	4,938,450
Williams Scotsman, Inc., Sr. Notes	B3	8.50	10/01/15	575	602,313

					90,720,272

Chemicals—2.8%
Equistar Chemicals LP, Gtd. Notes	B1	10.125	09/01/08	5,420	5,704,550
Equistar Chemicals LP, Sr. Notes	B1	10.625	05/01/11	2,185	2,305,175
Huntsman International LLC, Gtd. Notes	Ba1	11.625	10/15/10	5,301	5,744,959
Ineos Group Holdings PLC, Notes (United Kingdom)(b)(j)	B2	8.50	02/15/16	1,700	1,627,750
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	5,417	5,877,444
Lyondell Chemical Co., Gtd. Notes	Ba2	10.50	06/01/13	4,050	4,434,750
Momentive Performance Materials, Sr. Notes(b)(j)	B3	9.75	12/01/14	4,100	4,223,000
Mosaic Co., Sr. Notes(j)	B1	7.375	12/01/14	2,375	2,475,938
Mosaic Co., Sr. Notes(j)	B1	7.625	12/01/16	2,375	2,505,625
Nalco Co., Sr. Notes	B1	7.75	11/15/11	4,780	4,899,500
Nalco Co., Sr. Sub. Notes(b)	B3	8.875	11/15/13	1,720	1,827,500
Rhodia SA, Sr. Sub. Notes (France)(b)	B3	8.875	06/01/11	4,338	4,522,365
Rockwood Specialties Group, Inc., Sr. Sub. Notes	B3	10.625	05/15/11	2,633	2,777,815

					48,926,371

Consumer—1.8%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75	01/15/15	4,870	5,344,825
Levi Strauss & Co., Sr. Unsub. Notes(h)	B2	10.11	04/01/12	950	969,000
Mac-Gray Corp., Sr. Notes	B2	7.625	08/15/15	2,950	3,009,000
Playtex Products, Inc., Gtd. Notes(b)	Caa1	9.375	06/01/11	7,010	7,246,588
Playtex Products, Inc., Sec’d Notes	Ba3	8.00	03/01/11	315	329,175
Service Corp. International, Debs.	B1	7.875	02/01/13	2,000	2,070,000
Service Corp. International, Sr. Unsec’d. Notes	B1	6.50	03/15/08	2,000	2,010,000
Service Corp., Sr. Notes(b)	B1	7.00	06/15/17	2,100	2,115,750
Stewart Enterprises, Inc., Sr. Notes(b)	B1	6.25	02/15/13	3,450	3,346,500
TDS Investor Corp., Sr. Sub. Notes(b)(j)	Caa1	11.875	09/01/16	2,240	2,455,600
West Corp., Sr. Sub, Notes(b)(j)	Caa1	11.00	10/15/16	1,520	1,603,600

					30,500,038

Electric—7.2%
AES Corp., Sec’d Notes(j)	Ba3	9.00	05/15/15	1,625	1,736,719
AES Corp., Sec’d. Notes(j)	Ba3	8.75	05/15/13	3,195	3,402,675
AES Corp., Sr. Notes	B1	9.375	09/15/10	9,200	10,005,000
AES Corp., Sr. Notes	B1	9.50	06/01/09	1,325	1,411,125
AES Eastern Energy LP, Pass-thru-Certs,
Ser. 99-B	Ba1	9.67	01/02/29	2,000	2,420,000
Ser. 99-A	Ba1	9.00	01/02/17	2,835	3,154,851
Aquila, Inc., Sr. Notes	B2	9.95	02/01/11	204	223,380
CMS Energy Corp., Sr. Notes(b)	Ba3	7.50	01/15/09	3,290	3,376,363
CMS Energy Corp., Sr. Notes	Ba3	8.50	04/15/11	1,310	1,424,625
CMS Energy Corp., Sr. Notes(b)	Ba3	9.875	10/15/07	4,725	4,825,406
Dynegy Holdings, Inc., Debs.	B2	7.125	05/15/18	675	648,000
Dynegy Holdings, Inc., Sr. Notes	B2	6.875	04/01/11	1,210	1,213,025
Dynegy Holdings, Inc., Sr. Unsec’d Notes(b)	B2	8.375	05/01/16	5,875	6,110,000
Edison Mission Energy, Sr. Notes(b)	B1	7.73	06/15/09	6,615	6,846,525
Edison Mission Energy, Sr. Unsec’d Notes	B1	7.75	06/15/16	3,750	3,909,375
Empresa Nacional de Electricidad S.A., Notes (Chile)(b)	Baa3	8.625	08/01/15	4,700	5,545,887
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/01/19	1,463	1,590,469
Midwest Generation LLC, Pass-thru Certs., Ser. A	Ba2	8.30	07/02/09	3,535	3,630,886
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba2	8.56	01/02/16	1,102	1,205,242
Midwest Generation LLC, Sr. Sec’d. Notes	Ba2	8.75	05/01/34	4,625	5,018,125
Mirant Americas Generation LLC, Sr. Notes	Caa1	8.30	05/01/11	6,225	6,380,625
Mirant Corp., Sr. Notes(f)(j)	NR	7.40	07/15/04	1,825	63,875
Mirant North America LLC, Sr. Notes(b)	B2	7.375	12/31/13	2,625	2,690,625
Mission Energy Holding Co., Sec’d. Notes	B2	13.50	07/15/08	1,775	1,934,750
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Ba1	8.25	06/01/11	1,675	1,841,867
NRG Energy, Inc., Gtd. Notes	B1	7.375	01/15/17	5,300	5,439,125
NRG Energy, Inc., Gtd. Notes	B1	7.375	02/01/16	11,000	11,302,499
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	05/01/10	5,055	5,838,525
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba2	9.237	07/02/17	1,684	1,869,669
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba2	9.681	07/02/26	250	290,000
Reliant Energy, Inc., Sec. Notes	B2	9.50	07/15/13	4,515	4,915,706
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba1	8.00	06/01/08	1,505	1,542,634
Sierra Pacific Resources, Inc., Sr. Notes(b)	B1	8.625	03/15/14	1,530	1,655,047
TECO Energy, Inc., Sr. Notes	Ba2	7.50	06/15/10	3,800	4,028,000
TXU Corp., Sr. Notes, Ser. P	Ba1	5.55	11/15/14	1,200	1,062,814
TXU Corp., Sr. Notes, Ser. Q	Ba1	6.50	11/15/24	2,825	2,380,975
UtiliCorp Finance, Gtd., Notes (Canada)(b)	B2	7.75	06/15/11	1,990	2,149,200

					123,083,614

Energy-Integrated—0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg)(j)	Baa2	7.50	07/18/16	3,000	3,165,000

Energy-Other—3.2%
Chesapeake Energy Corp., Gtd. Notes(b)	Ba2	6.25	01/15/18	1,025	1,012,188
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.50	08/15/17	2,235	2,207,063
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75	01/15/15	3,054	3,183,795
Chesapeake Energy Corp., Sr. Notes	Ba2	6.375	06/15/15	3,950	3,930,250
Chesapeake Energy Corp., Sr. Notes(b)	Ba2	7.00	08/15/14	2,350	2,420,500
Chesapeake Energy Corp., Sr. Notes	Ba2	7.50	06/15/14	1,000	1,047,500
Compagnie Generale De Geophysique, Notes(France)	Ba3	7.50	05/15/15	950	978,500
Compton Petroleum Corp., Gtd. Notes (Canada)	B2	7.625	12/01/13	2,100	2,052,750
Encore Acquisition Co., Sr. Sub. Notes	B1	6.00	07/15/15	1,100	979,000
Encore Acquisition Co., Sr. Sub. Notes	B1	6.25	04/15/14	2,400	2,208,000
Forest Oil Corp., Sr. Notes	B1	8.00	06/15/08	440	449,350
Hanover Equipment Trust, Sec’d. Notes, Ser. A	Ba3	8.50	09/01/08	2,053	2,063,265
Hanover Equipment Trust, Sec’d. Notes, Ser. B(b)	Ba3	8.75	09/01/11	3,445	3,582,800
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	06/15/13	1,625	1,625,000
Magnum Hunter Resources, Inc., Gtd. Notes	B1	9.60	03/15/12	341	357,198
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	09/01/14	675	675,000
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	6.625	04/15/16	4,200	4,200,000
OPTI Canada Inc., Gtd. Notes(j)	B1	8.25	12/15/14	4,075	4,238,000
Parker Drilling Co., Sr. Notes(b)	B2	9.625	10/01/13	4,030	4,372,549
Petrohawk Energy Corp, Gtd. Notes	B3	9.125	07/15/13	4,975	5,298,374
Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875	07/15/16	2,150	2,000,528
Pioneer Natural Resource Co.,Sr. Unsec’d Notes	Ba1	6.65	03/15/17	3,700	3,660,155
Pogo Producing Co., Sr. Sub. Notes(b)	B1	6.875	10/01/17	1,015	989,625
Tesoro Corp, Gtd. Notes	Ba1	6.25	11/01/12	55	55,756
Tesoro Corp, Gtd. Notes	Ba1	6.625	11/01/15	1,175	1,189,688

					54,776,834

Foods—2.7%
Ahold Finance USA, Inc. Gtd. Notes	Ba1	6.875	05/01/29	1,780	1,804,475
Ahold Finance USA, Inc., Notes	Ba1	8.25	07/15/10	1,120	1,209,600
Alberton’s LLC, Debs.(b)	B1	7.45	08/01/29	3,775	3,713,592
Alberton’s LLC, Debs.	B1	8.70	05/01/30	2,050	2,217,811
Albertson’s LLC, Sr. Notes	B1	7.50	02/15/11	1,900	2,000,865
Aramark Corp, Sr. Notes(b)(j)	B3	8.50	02/01/15	6,650	6,915,999
Carrols Corp., Gtd. Notes	Caa1	9.00	01/15/13	500	510,000
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25	09/01/16	355	359,438
Dean Foods Co., Gtd. Notes	Ba2	7.00	06/01/16	2,300	2,308,625
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	2,830	2,943,200
Delhaize America, Inc., Gtd. Notes(b)	Ba1	8.125	04/15/11	3,400	3,719,025
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	06/15/10	1,760	1,680,800
Dole Food Co., Inc., Sr. Notes	Caa1	8.625	05/01/09	823	820,943
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50	08/01/11	4,284	4,498,200
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	02/01/12	1,590	1,643,663
Pilgrim’s Pride Corp., Gtd. Notes	B1	9.625	09/15/11	2,125	2,210,000
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00	10/15/09	2,040	2,126,700
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1	8.125	06/15/12	2,890	2,976,700
Supervalu Inc. Sr. Notes(b)	B1	7.50	11/15/14	3,375	3,518,438

					47,178,074

Gaming 5.1%
Boyd Gaming Corp., Sr. Sub. Notes(b)	Ba3	6.75	04/15/14	3,559	3,550,103
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	8.75	04/15/12	1,500	1,565,625
Caesars Entertainment Corp., Sr. Sub. Notes	Ba1	8.125	05/15/11	4,430	4,690,263
CCM Merger, Inc., Notes(b)(j)	B3	8.00	08/01/13	9,090	9,135,449
Harrah’s Operating Co., Inc, Gtd. Notes	Baa3	5.625	06/01/15	7,350	6,339,375
Harrah’s Operating Co., Inc, Gtd. Notes	Baa3	6.50	06/01/16	775	686,604
Harrah’s Operating Co., Inc., Gtd. Notes	Baa3	5.50	07/01/10	1,200	1,181,400
Isle of Capri Casinos, Inc., Gtd. Notes	B1	9.00	03/15/12	2,530	2,637,525
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B1	7.00	03/01/14	750	735,000
Mandalay Resort Group, Sr. Notes	Ba2	9.50	08/01/08	845	881,969
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375	02/15/10	581	626,028
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	7.625	01/15/17	2,225	2,252,813
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.00	10/01/09	7,965	7,974,955
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.875	04/01/16	5,000	4,862,500
MGM Mirage, Inc., Gtd. Notes	B1	8.375	02/01/11	4,442	4,675,205
MGM Mirage, Inc., Gtd. Notes(b)	B1	9.75	06/01/07	9,051	9,096,254
MGM Mirage, Inc., Sr. Notes	Ba2	5.875	02/27/14	2,750	2,557,500
Mohegan Tribal Gaming Authority, Sr. Notes	Baa3	6.125	02/15/13	1,000	985,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	7.125	08/15/14	1,000	1,015,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba2	8.00	04/01/12	2,845	2,951,688
Mohegan Tribal Gaming Authority, Sr. Sub. Notes(f)	Ba2	8.375	07/01/11	400	413,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25	05/01/12	5,375	5,408,594
Station Casinos, Inc., Sr. Notes(b)	Ba2	6.00	04/01/12	4,760	4,611,250
Station Casinos, Inc., Sr. Sub. Notes(b)	Ba3	6.50	02/01/14	1,500	1,380,000
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.625	03/15/18	375	333,750
Station Casinos, Inc., Sr. Unsec’d Notes	Ba2	7.75	08/15/16	2,000	2,052,500
Trump Entertainment Resorts, Inc., Sec’d. Notes(b)	Caa1	8.50	06/01/15	5,195	5,246,950

					87,846,300

Health Care & Pharmaceutical—7.4%
Accellent Inc., Gtd. Notes	Caa2	10.50	12/01/13	16,563	17,142,704
Advanced Medical Optics Inc.(j)	B1	7.50	05/01/17	4,150	4,181,125
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25	12/15/12	2,775	2,719,500
Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50	12/15/23	600	509,113
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70	02/10/10	1,800	1,883,023
Columbia/HCA Healthcare Corp., MTN	Caa1	9.00	12/15/14	4,365	4,328,330
Concentra Operating Corp., Gtd. Notes	B3	9.125	06/01/12	2,275	2,428,563
Concentra Operating Corp., Gtd. Notes	B3	9.50	08/15/10	200	211,000
Davita Inc.(j)	B1	6.625	03/15/13	1,400	1,400,000
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	9.36	11/15/11	1,020	1,037,850
Elan Finance PLC, Sr. Unsec’d, (Ireland)(j)	B3	8.875	12/01/13	4,500	4,573,125
Fisher Scientific International Inc., Sr. Sub. Notes	Baa3	6.125	07/01/15	3,000	3,007,281
Hanger Orthopedic Group, Inc., Sr. Notes(b)	Caa2	10.25	06/01/14	3,500	3,718,750
HCA, Inc., Bank Loan(f)(h)	Ba3	8.11	11/14/13	9,975	10,056,047
HCA, Inc., Sr. Unsec’d Notes(b)	Caa1	6.25	02/15/13	2,700	2,453,625
HCA, Inc., Sr. Unsec’d Notes(b)	Caa1	8.75	09/01/10	2,200	2,307,250

HCA, Inc., Sec’d Notes(b)(j)	B2	9.625	11/15/16	11,100	11,988,000
HCA, Inc., Sec’d Notes(b)(j)	B2	9.25	11/15/16	1,300	1,402,375
IASIS Healthcare LLC, Sr. Sub. Notes	B3	8.75	06/15/14	1,025	1,060,875
Inverness Medical Innovations, Inc., Sr. Sub. Notes(b)	Caa1	8.75	02/15/12	4,505	4,696,463
Medco Health Solutions, Inc., Sr. Notes	Baa3	7.25	08/15/13	455	492,089
MedQuest, Inc., Gtd. Notes, Ser. B(b)	Caa1	11.875	08/15/12	540	491,400
Mylan Laboratories Inc., Notes	Ba1	6.375	08/15/15	1,700	1,678,750
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125	06/01/13	2,500	2,437,500
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.875	12/15/15	1,800	1,815,750
Res-Care, Inc., Sr. Notes(k)	B1	7.75	10/15/13	4,800	4,896,000
Select Medical Corp., Gtd. Notes(b)	B3	7.625	02/01/15	1,925	1,732,500
Senior Housing Properties Trust, Sr. Notes	Ba2	7.875	04/15/15	3,300	3,481,500
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	01/15/12	3,730	4,075,025
Skilled Healthcare Group, Inc., Sr. Sub. Notes(j)	Caa1	11.00	01/15/14	10,385	11,553,313
Tenet Healthcare Corp., Sr. Notes	Caa1	9.25	02/01/15	2,710	2,682,900
Ventas Realty LP, Gtd. Notes	Ba2	7.125	06/01/15	1,550	1,623,625
Ventas Realty LP, Gtd. Notes	Ba2	8.75	05/01/09	1,400	1,484,000
Ventas Realty LP, Gtd. Notes	Ba2	9.00	05/01/12	3,648	4,104,000
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75	02/01/15	4,240	4,420,200

					128,073,551

Health Care Insurance—0.1%
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125	01/15/15	1,000	1,012,401

Lodging—1.7%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50	06/01/11	6,275	6,722,093
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	2,000	2,047,500
Hilton Hotels Corp., Sr. Notes	Ba1	7.50	12/15/17	450	465,188
Host Marriot LP, Sr. Notes(b)	BB(g)	6.875	11/01/14	925	938,875
Host Marriott LP, Sr. Notes	Ba1	6.75	06/01/16	4,600	4,634,500
Host Marriott LP, Sr. Notes(b)	Ba1	7.125	11/01/13	3,890	3,977,525
Host Marriott LP, Sr. Notes, Ser. M	Ba1	7.00	08/15/12	8,150	8,302,812
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	6.875	12/01/13	1,300	1,330,150
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba1	8.75	02/02/11	1,150	1,259,242

					29,677,885

Media & Entertainment—8.1%
AMC Entertainment, Inc., Gtd Notes	B3	11.00	02/01/16	2,465	2,807,019
AMC Entertainment, Inc., Gtd. Notes, Ser. B(b)	Ba3	8.625	08/15/12	2,125	2,252,500
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B3	8.00	03/01/14	675	686,813
Cinemark, Inc., Sr. Disc. Notes(k)	B3	9.75	03/15/14	3,050	2,790,750
Clear Channel Communications Inc., Sr. Notes	Baa3	5.50	09/15/14	1,625	1,438,624
Clear Channel Communications Inc., Sr. Notes	Baa3	5.75	01/15/13	4,725	4,430,495
Clear Channel Communications Inc.,	Baa3	6.875	06/15/18	625	573,525
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	7,298	7,982,188
Dex Media West LLC, Sr. Sub. Notes, Ser. B	B2	9.875	08/15/13	7,725	8,429,905
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,825	2,959,188
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375	06/15/15	3,317	3,151,150
DirecTVHoldings LLC, Sr. Notes	Ba3	8.375	03/15/13	425	447,844
Echostar DBS Corp., Gtd. Notes	Ba3	7.00	10/01/13	1,075	1,107,250
Echostar DBS Corp., Gtd. Notes	Ba3	7.125	02/01/16	8,050	8,311,624
Echostar DBS Corp., Gtd. Notes	Ba3	6.625	10/01/14	4,675	4,704,219

Gray Television, Inc., Gtd. Notes	B1		9.25	12/15/11	4,605	4,817,981
Idearc, Inc., Sr. Notes(j)	B2		8.00	11/15/16	4,125	4,243,594
Intelsat Bermuda Ltd., Gtd Notes (Bermuda)(j)	B2		9.25	06/15/16	2,900	3,211,750
Intelsat Bermuda, Ltd., Sr. Notes (Bermuda)(j)	Caa1		11.25	06/15/16	9,275	10,527,124
Intelsat Subsidiary Holding Co., Ltd., Sr. Notes (Bermuda)	B2		8.25	01/15/13	7,610	7,933,425
Medianews Group, Inc., Sr. Sub. Notes	B2		6.375	04/01/14	2,375	2,084,063
Medianews Group, Inc., Sr. Sub. Notes	B2		6.875	10/01/13	1,375	1,251,250
Morris Publishing Group LLC, Gtd. Notes	B1		7.00	08/01/13	1,050	1,002,750
Nielsen Finance LLC, Sr. Notes(j)	Caa1		10.00	08/01/14	2,375	2,588,750
PRIMEDIA, Inc., Sr. Notes(b)	B2		8.875	05/15/11	2,000	2,055,000
PRIMEDIA, Inc., Sr. Notes(h)	B2		10.735	05/15/10	2,145	2,220,075
Quebecor Media, Inc. Sr. Notes (Canada)(b)	B2		7.75	03/15/16	2,930	3,010,575
Quebecor World Capital Corp., Sr. Notes (Canada)(b)	B2		8.75	03/15/16	2,615	2,647,688
Quebecor World Capital Corp., Sr. Notes (Canada)(j)	B2		9.75	01/15/15	1,900	1,995,000
R.H. Donnelley Finance Corp I., Gtd. Notes(j)	B2		10.875	12/15/12	2,995	3,234,600
R.H. Donnelley, Inc., Gtd. Notes (cost$2,995,000; purchased 11/26/02)(l)	B2		10.875	12/15/12	800	864,000
Rainbow National Services LLC, Sr. Notes(j)	B2		8.75	09/01/12	2,000	2,127,500
Rainbow National Services LLC, Sr. Sub. Debs.(j)	B3		10.375	09/01/14	325	363,594
RH Donnelley Corp., Sr. Disc. Notes, Ser. A-1(b)	B3		6.875	01/15/13	1,300	1,264,250
RH Donnelley Corp., Sr. Disc. Notes, Ser. A-2(b)	B3		6.875	01/15/13	7,700	7,488,250
RH Donnelly Corp., Sr. Notes, Series A-3(b)	B3		8.875	01/15/16	1,310	1,391,875
Six Flags, Inc., Sr. Notes(b)	Caa1		9.625	06/01/14	565	531,100
Umrella Acquisition, Notes(b)	B3		9.75	03/15/15	8,000	7,970,000
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3		8.375	05/01/10	4,050	4,176,563
Univision Communications Inc., Bank Loan(f)(h)	Ba3		7.60	09/16/14	242	241,391
Univision Communications Inc., Bank Loan(f)(h)	Ba3		7.57	09/16/14	3,758	3,754,973
Vertis, Inc., Gtd. Notes, Ser. B(b)	Caa1		10.875	06/15/09	900	909,000
Vertis, Inc., Sec’d. Notes(b)	B1		9.75	04/01/09	3,765	3,830,888

						139,810,103

Metals—4.2%
AK Steel Corp., Gtd. Notes(b)	B2		7.75	06/15/12	2,517	2,557,901
AK Steel Corp., Gtd. Notes	B2		7.875	02/15/09	357	357,000
Aleris International Inc., Sr. Notes(j)	B3		9.00	12/15/14	3,000	3,165,000
Aleris International Inc., Sr. Sub Notes(b)(j)	Caa1		10.00	12/15/16	2,100	2,194,500
Arch Western Finance LLC, Sr. Notes	B1		6.75	07/01/13	3,085	3,034,869
Century Aluminum Co., Gtd. Notes	B1		7.50	08/15/14	7,352	7,554,180
Chaparral Steel Co., Gtd. Notes	B1		10.00	07/15/13	5,000	5,575,000
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)(j)	BB	(g)	10.75	09/12/08	4,945	5,365,325
Freeport-McMoRan Copper & Gold Inc.(b)	Ba3		8.375	04/01/17	5,375	5,811,719
Gerdau AmeriSteel Corp., Sr. Notes(b)	Ba2		10.375	07/15/11	4,225	4,489,063
Indalex Holding Corp., Sec’d. Notes	Caa1		11.50	02/01/14	775	802,125
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa3		9.75	04/01/14	3,164	3,491,860
Massey Energy Co., Sr. Notes	B2		6.625	11/15/10	250	252,500
Metals USA, Inc., Sec’d Notes	B3		11.125	12/01/15	9,575	10,628,249
Novelis Inc., Sr. Notes (Canada)	B2		7.25	02/15/15	5,715	6,043,613
PNA Group, Inc., Sr. Notes (cost$3,700,000; purchased 8/04/06)(f)(j)(l)	B3		10.75	09/01/16	3,700	3,977,500
Ryerson Tull, Inc., Sr. Notes	B3		8.25	12/15/11	2,485	2,509,850
Southern Copper Corp., Sr. Notes	Baa2		7.50	07/27/35	3,550	3,826,467

United States Steel Corp., Sr. Notes	Baa3	9.75	05/15/10	850	892,500

					72,529,221

Non Captive Finance—2.1%
General Motors Acceptance Corp., Notes(b)	Ba1	6.75	12/01/14	7,790	7,658,287
General Motors Acceptance Corp., Notes	Ba1	6.875	09/15/11	8,750	8,758,479
General Motors Acceptance Corp., Notes(b)	Ba1	6.875	08/28/12	17,700	17,628,686
Residential Capital Corp., Sr. Unsec’d. Notes	Baa3	6.375	06/30/10	2,330	2,329,373

					36,374,825

Packaging—2.5%
Ball Corp., Notes	Ba1	6.625	03/15/18	1,875	1,863,281
Berry Plastics Holding Corp., Sec’d Notes(c)	B2	9.2299	09/15/14	2,025	2,075,625
Berry Plastics Holding Corp., Sec’d Notes	B2	8.875	09/15/14	4,075	4,166,688
Crown Americas LLC, Sr. Notes	B1	7.625	11/15/13	8,000	8,229,999
Exopack Holding Corp, Sr. Notes(j)	B3	11.25	02/01/14	2,675	2,862,250
Graham Packaging Co., Inc. Gtd. Notes(b)	Caa1	8.50	10/15/12	2,650	2,689,750
Graham Packaging Co., Inc. Sub. Notes(b)	Caa1	9.875	10/15/14	3,025	3,085,500
Greif Brothers Corp., Gtd. Notes(b)(j)	Ba2	6.75	02/01/17	3,175	3,198,813
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	7.75	05/15/11	4,250	4,388,125
Owens-Brockway Glass Container, Inc., Sr. Sec’d. Notes	Ba2	8.75	11/15/12	7,755	8,162,138
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,825	2,796,750

					43,518,919

Paper—3.8%
Abitibi-Consolidated, Inc., Notes (Canada)	B3	5.25	06/20/08	1,617	1,576,575
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	6.00	06/20/13	2,270	1,929,500
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	7.75	06/15/11	1,780	1,699,900
Abitibi-Consolidated, Inc., Notes (Canada)(b)	B3	8.55	08/01/10	5,500	5,568,750
Ainsworth Lumber Co., Ltd., Sr. Notes (Canada)	B2	6.75	03/15/14	410	284,950
Bowater Canada Finance, Gtd. Notes (Canada)(b)	B3	7.95	11/15/11	2,150	2,090,875
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25	02/15/13	4,075	4,075,000
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625	06/15/11	6,950	7,054,249
Catalyst Paper Corp., Sr. Notes (Canada)	B2	7.375	03/01/14	1,000	967,500
Cellu Tissue Holdings, Inc., Sr. Sec’d Notes	B2	9.75	03/15/10	4,600	4,600,000
Domtar Inc., Notes (Canada)	B2	5.375	12/01/13	1,200	1,105,500
Domtar, Inc., Notes (Canada)	B2	7.875	10/15/11	1,525	1,597,438
Georgia-Pacific Corp., Gtd. Notes (cost $4,800,000; purchased 12/13/06)(b)(j)(l)	Ba3	7.125	01/15/17	4,800	4,812,000
Georgia-Pacific Corp., Debs.(b)	B2	7.375	12/01/25	1,000	965,000
Graphic Packaging International Corp., Sr. Notes(b)	B2	8.50	08/15/11	2,670	2,776,800
Graphic Packaging International Corp., Sr. Sub. Notes(b)	B3	9.50	08/15/13	4,625	4,919,844
Jefferson Smurfit Corp., Gtd. Notes	B3	7.50	06/01/13	1,425	1,382,250
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75	11/15/13	790	718,900
Norampac, Inc., Sr. Notes (Canada)(b)	Ba3	6.75	06/01/13	3,480	3,440,850
P.H. Glatfelter Inc., Notes	Ba1	7.125	05/01/16	720	730,800
Smurfit-Stone Container Enterprises, Inc., Sr. Notes (b)(j)	B3	8.00	03/15/17	4,225	4,129,938
Smurfit-Stone Container Enterprises, Inc., Sr.

Notes(b)	B3	8.375	07/01/12	1,340	1,343,350
Stone Container Finance, Gtd. Notes(b)	B3	7.375	07/15/14	5,875	5,640,000
Tembec Industries, Inc., Gtd. Notes (Canada)	Ca	7.75	03/15/12	3,870	2,351,025
Verso Paper Holdings LLC, Sec’d Notes(c)(j)	B2	9.11	08/01/14	430	440,750

					66,201,744

Pipelines & Others—3.2%
AmeriGas Partners LP, Sr. Notes	B1	7.125	05/20/16	3,600	3,609,000
El Paso Corp Corp., Sr. Notes	Ba3	7.75	01/15/32	3,700	4,088,500
El Paso Production Holding Co., Gtd. Notes	B1	7.75	06/01/13	9,015	9,420,674
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	05/01/14	1,175	1,151,500
Inergy LP, Sr. Notes	B1	6.875	12/15/14	3,000	2,955,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25	03/01/16	1,050	1,102,500
Kinder Morgan Finance Co., Notes	Baa2	6.40	01/05/36	3,825	3,425,035
Kinder Morgan Finance Co., Notes	Baa2	5.70	01/05/16	2,200	2,062,735
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	06/15/14	1,975	2,062,532
Targa Resources, Inc., Gtd. Notes(j)	B3	8.50	11/01/13	1,475	1,504,500
Williams Cos., Inc , Notes	Ba2	8.75	03/15/32	1,025	1,181,313
Williams Cos., Inc., Debs., Ser. A (b)	Ba2	7.50	01/15/31	2,075	2,199,500
Williams Cos., Inc., Notes (b)	Ba2	7.125	09/01/11	4,475	4,687,563
Williams Cos., Inc., Notes	Ba2	7.75	06/15/31	1,925	2,059,750
Williams Cos., Inc., Notes(b)	Ba2	7.875	09/01/21	4,955	5,450,500
Williams Cos., Inc., Sr. Notes	Ba2	7.625	07/15/19	525	570,938
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	8.125	03/15/12	7,445	8,096,437

					55,627,977

Railroads—0.2%
Kansas City Southern Railway, Gtd. Notes	B3	7.50	06/15/09	2,750	2,811,875

Retailers—1.4%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	03/15/14	1,100	1,124,750
Couche-Tard Finance Corp., Sr. Sub. Notes(b)	Ba2	7.50	12/15/13	2,475	2,543,063
GSC Holdings Corp., Gtd. Notes	B1	8.00	10/01/12	1,195	1,266,700
Jean Coutu Group (PJC), Inc., Sr. Notes (Canada)	B3	7.625	08/01/12	800	848,063
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes (Canada)	Caa2	8.50	08/01/14	2,835	3,075,975
Neiman Marcus Group, Inc., Gtd. Notes (b)	B2	9.00	10/15/15	1,990	2,179,050
Neiman Marcus Group, Inc ., Gtd. Notes	B3	10.375	10/15/15	1,020	1,137,300
Pantry, Inc., Sr. Sub. Notes	B3	7.75	02/15/14	3,025	3,055,250
Rite Aid Corp., Sec’d. Notes	B3	8.125	05/01/10	5,595	5,748,862
Stripes Acquisition LLC, Sr. Unsec’d. Notes	B2	10.625	12/15/13	3,000	3,273,750

					24,252,763

Technology—4.7%
Amkor Technology, Inc., Sr. Notes	B2	7.125	03/15/11	800	784,000
Ampex Corp., Sec’d. Notes(f)(g)	NR	12.00	08/15/08	757	568,089
Avago Technologies, Sr. Notes (Singapore)	B2	10.125	12/01/13	5,260	5,693,950
Avago Technologies, Sr. Sub. Notes (Singapore)(b)	Caa1	11.875	12/01/15	1,360	1,530,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25	11/15/14	200	193,500
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.50	05/15/13	1,990	1,970,100
Freescale Semiconductor Inc., Sr. Notes(j)	B1	9.125	12/15/14	20,300	20,147,749

Freescale Semiconductor Inc., Sr. Sub. Notes(b)(j)	B2	10.125	12/15/16	5,790	5,804,475
Freescale Semiconductor Inc., Sr. Notes(b)(j)	B1	8.875	12/15/14	4,425	4,430,531
Iron Mountain, Inc., Gtd. Notes	B3	8.625	04/01/13	5,225	5,376,525
Nortel Networks Corp., Gtd. Notes (Canada)	B3	4.25	09/01/08	2,175	2,147,813
Nortel Networks, Ltd., Gtd. Notes (Canada)(b)(j)	B3	10.125	07/15/13	1,200	1,317,000
NXP Co., Sec’d (b)(j)	Ba2	7.875	10/15/14	4,035	4,166,138
NXP Co., Sr. Notes(b)(j)	B2	9.50	10/15/15	3,700	3,820,250
Sensata Technologies BV, Sr. Notes (Netherlands)	Caa1	8.00	05/01/14	5,600	5,565,000
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375	03/15/16	5,840	6,307,199
Spansion Inc., Sr. Notes(j)	Caa1	11.25	01/15/16	3,750	3,871,875
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba2	6.75	11/15/11	1,810	1,868,825
Sungard Data Systems, Inc., Sr. Sub. Notes(b)	Caa1	10.25	08/15/15	1,580	1,724,175
Unisys Corp., Sr. Notes	B2	6.875	03/15/10	195	195,000
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	465	466,163
Xerox Corp., Gtd. Notes	Baa3	9.75	01/15/09	590	632,738
Xerox Corp., Sr. Notes	Baa3	6.875	08/15/11	1,350	1,420,767
Xerox Corp., Sr. Unsec’d. Notes	Baa3	6.40	03/15/16	1,525	1,568,501

					81,570,363

Telecommunications 6.1%
American Cellular Corp., Sr. Notes, Ser. B	B3	10.00	08/01/11	165	174,694
Centennial Communication Corp., Sr. Notes	B2	10.125	06/15/13	300	324,000
Centennial Communications Corp., Sr. Notes	Caa1	10.00	01/01/13	1,675	1,806,906
Cincinnati Bell, Inc., Gtd. Notes(b)	Ba3	7.25	07/15/13	1,275	1,322,813
Cincinnati Bell, Inc., Sr. Sub. Notes(b)	B2	8.375	01/15/14	1,665	1,702,463
Citizens Communications Co., Notes(b)	Ba2	9.25	05/15/11	2,475	2,759,625
Citizens Communications Co., Sr. Notes(b)	Ba2	6.25	01/15/13	4,400	4,367,000
Citizens Communications Co., Sr. Notes	Ba2	9.00	08/15/31	1,710	1,872,450
Cricket Communications Inc., Sr. Notes	Caa2	9.375	11/01/14	3,525	3,736,500
Dobson Cellular Systems, Inc., Sec’d. Notes	Ba2	8.375	11/01/11	1,400	1,485,750
Dobson Communications Corp., Sr. Notes(h)	Caa1	9.61	10/15/12	975	1,003,031
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(h)	B3	10.8894	05/01/13	3,350	3,400,250
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)	B3	12.50	05/01/15	2,075	2,272,125
Level 3 Financing Inc., Sr. Notes(j)	B3	9.25	11/01/14	1,900	1,952,250
Level 3 Financing Inc., Gtd. Notes(j)	B3	8.75	02/15/17	3,750	3,778,125
Level 3 Financing, Inc., Sr. Notes(j)	B3	12.25	03/15/13	10,950	12,811,499
Metropcs Wireless Inc., Sr. Notes	Caa2	9.25	11/01/14	3,850	4,071,375
Nextel Partners, Inc., Sr. Notes	NR	8.125	07/01/11	5,875	6,136,596
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark)(j)	B2	8.875	05/01/16	4,950	5,296,500
Qwest Communications International, Inc., Gtd.
Notes, Ser. B	Ba3	7.50	02/15/14	6,045	6,226,350
Qwest Corp., Gtd. Notes(b)	Ba1	7.50	10/01/14	3,900	4,114,500
Qwest Corp., Debs.(b)	Ba1	6.875	09/15/33	1,030	993,950
Qwest Corp., Debs.	Ba1	7.50	06/15/23	500	508,125
Qwest Corp., Notes	Ba1	8.875	03/15/12	2,375	2,624,375
Qwest Corp., Sr. Notes	Ba1	7.625	06/15/15	10,825	11,555,687
Qwest Corp., Sr. Notes(b)	Ba1	7.875	09/01/11	7,710	8,191,875
Rogers Wireless, Inc., Debs. (Canada)	Baa3	9.75	06/01/16	425	535,500
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Baa3	9.625	05/01/11	1,300	1,482,000
Rogers Wireless, Inc., Sr. Sub. Notes (Canada)	Ba1	8.00	12/15/12	425	450,500
Rural Cellular Corp., Sr. Notes	B3	9.875	02/01/10	20	21,100
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	02/15/14	2,075	2,220,250

Windstream Corp., Sr. Notes(b)	Ba3	8.625	08/01/16	5,950	6,507,813

					105,705,977

Tobacco 0.3%
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes(b)	Ba2	6.50	07/15/10	1,260	1,292,131
RJ Reynolds Tobacco Holdings, Inc., Gtd. Notes	Ba2	7.625	06/01/16	3,400	3,617,026

					4,909,157

TOTAL CORPORATE BONDS
(cost $ 1,487,504,568)					1,529,706,926

FOREIGN GOVERNMENT OBLIGATIONS	1.5%
Federal Republic of Argentina, Bonds (h)	B3	3.00	04/30/13	4,589	3,625,606
Federal Republic of Argentina, Bonds (h)	B3	5.475	08/03/12	2,685	2,469,977
Federal Republic of Brazil, Notes	Ba2	8.75	02/04/25	3,350	4,304,750
Federal Republic of Brazil, Unsub. Notes	Ba2	10.00	08/07/11	1,920	2,256,000
Federal Republic of Colombia, Notes	Ba2	10.00	01/23/12	3,352	3,946,980
Federal Republic of Peru, Bonds	Ba3	8.375	05/03/16	3,330	3,954,375
Federal Republic of Philippines, Bonds	B1	9.375	01/18/17	5,015	6,180,988

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(cost 23,785,170)					26,738,676

COMMON STOCKS—0.2%				Shares
Cable
Adelphia Business Solutions, Inc.(a)(f)				25,755	26
Adelphia Cvv(a)				500,000	500
Classic Communications, Inc.(a)(f)				6,000	60

					586

Capital Goods
Trism, Inc.(a)				82,628	1,653

Electric
York Research Corp.(a)				4,155	4

Food
Premium Standard Farms, Inc.				17,260	363,150

(cost $202,333; purchased 6/13/05)(f)(l)

Media
Virgin Media Inc				8,521	215,155

Retail
Stage Stores, Inc.				100	2,331

Technology—0.2%
Xerox Corp.				137,561	2,323,406

Telecommunications
IMPSAT Fiber Networks, Inc. (Argentina)(a)		29,831	275,340
Netia SA (Poland)		238,168	339,805

			615,145

TOTAL COMMON STOCKS
(cost 4,064,420)			3,521,430

PREFERRED STOCK—0.6%
Building Materials & Construction
New Millenium Homes LLC(f)(a)		3,000	1,140

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)		5,000	5
PTV, Inc., Ser. A, 10.00%(a)		13	49

			54

Food
AmeriKing, Inc., PIK, 13.00%(a)(b)(c)(f)		36,672	37

Media & Entertainment—0.6%
Ion Media Networks, Inc 14.25%		1,229	9,586,199

TOTAL PREFERRED STOCK
(cost $ 10,179,808)			9,587,430

WARRANTS(a)(f)	Expiration Dates	Units
Cable
TVN Entertainment	8/21/11	9,347	5,421

(cost $1,215,008; purchased 3/30/01-3/15/04)(l)

Chemicals
Sterling Chemical Holdings, Inc.	8/15/08	560	1

Consumer
ICON Fitness Corp.	9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc.(j)	3/15/10	5,005	5

Technology
Viasystems Group, Inc.	1/31/10	45,109	5

Telecommunications
Allegiance Telecommunications, Inc.	2/03/08	3,800	4
GT Group Telecommunications, Inc.
(cost $0: purchased 1/27/00)(Canada)(l)	2/01/10	3,050	3
Price Communications Corp.	8/01/07	6,880	381,020
Verado Holdings, Inc., Ser. B	4/15/08	1,175	650
Versatel Telecommunications	5/15/08	2,000	2

			381,679
TOTAL WARRANTS
(cost $ 4,213,592)			387,292

TOTAL LONG-TERM INVESTMENTS
(cost $ 1,529,747,558)			1,569,941,754

	Shares
SHORT-TERM INVESTMENTS 25.8%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund – Short Term Bond Series(e)	8,209,908	82,099,079
Dryden Core Investment Fund - Taxable Money Market Series
(cost $364,495,604 includes $318,467,091 of cash collateral received for securities lending)(d)(e)	364,495,604	364,495,604

TOTAL SHORT-TERM INVESTMENTS
(cost $ 446,661,480)		446,594,683

TOTAL INVESTMENTS(m) - 116.7%
(cost $ 1,976,409,038)		2,016,536,437
LIABILITIES IN EXCESS OF OTHER ASSETS(n) - (16.7)%		(288,363,235)

NET ASSETS—100.0%		$1,728,173,202

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $309,601,515; cash collateral of $318,467,091 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.
(i)	Amount is actual; not rounded to thousands.
(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(k)	Interest rate reflected represents the rate that would be in effect from the date the bond steps up from zero to an interest paying bond.
(l)	Indicates a restricted security; the aggregate cost of such securities is $12,912,341. The aggregate value of $10,022,074 is approximately 0.6% of net assets.

(m)	As of March 31, 2007, ten securities representing $575,430 and .03% of the Net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Liabilities in excess of other assets include credit default swaps as follows:

Credit default swap agreements outstanding at March 31, 2007:

Counterparty (1)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
				General Motors Corp.

Merrill Lynch Capital Services	9/20/2009	$2,000	4.65%	7.125%, 7/15/13	$75,990

				Leap Corp.,

Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20%	8.11%, 5/15/08	95,999

					$171,989

(1)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

JENNISON 20/ 20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS
Aerospace & Defense 4.6%
Honeywell International, Inc.	197,000	$9,073,820
United Technologies Corp.	88,800	5,772,000

		14,845,820

Beverages 2.5%
PepsiCo, Inc.	128,600	8,173,816

Biotechnology 4.7%
Genentech, Inc.(a)	79,600	6,536,752
Gilead Sciences, Inc.(a)	115,200	8,812,800

		15,349,552

Capital Markets 5.0%
Bank of New York Co., Inc. (The)	225,600	9,148,080
Goldman Sachs Group, Inc. (The)	34,700	7,170,061

		16,318,141

Chemicals 2.6%
E.I. du Pont de Nemours & Co.	171,100	8,457,473

Commercial Services & Supplies 3.0%
Waste Management, Inc.	287,400	9,889,434

Communications Equipment 6.6%
Cisco Systems, Inc.(a)	270,000	6,893,100
Motorola, Inc.	373,700	6,603,279
QUALCOMM, Inc.	185,700	7,921,962

		21,418,341

Computers & Peripherals 2.5%
Apple, Inc.(a)	89,000	8,268,990

Diversified Consumer Services 5.2%
Career Education Corp.(a)(b)	264,900	8,079,450
H&R Block, Inc.	426,600	8,975,664

		17,055,114

Diversified Financial Services 2.6%
NYSE Group, Inc.(a)(b)	89,000	8,343,750

Energy Equipment & Services 0.9%
Schlumberger Ltd.	42,800	2,957,480

Food & Staples Retailing 2.8%
Wal-Mart Stores, Inc.	191,600	8,995,620

Food Products 5.6%
Cadbury Schweppes PLC, ADR (United Kingdom)	179,800	9,236,326
ConAgra Foods, Inc.	359,200	8,947,672

		18,183,998

Independent Power Producers & Energy Traders 2.9%
NRG Energy, Inc.(a)(b)	130,200	9,379,608

Insurance 5.0%
American International Group, Inc.	242,500	16,300,850

Internet Software & Services 2.7%
Google, Inc. (Class A stock)(a)	19,000	8,705,040

Media 4.4%
Disney (Walt) Co.(b)	227,400	7,829,382
News Corp. (Class A stock)	285,600	6,603,072

		14,432,454

Multiline Retail 2.1%
Federated Department Stores, Inc.	153,500	6,915,175

Office Electronics 2.3%
Xerox Corp.(a)	453,000	7,651,170

Oil, Gas & Consumable Fuels 8.5%
Hess Corp.	171,100	9,490,917
Suncor Energy, Inc.	138,500	10,574,475
Valero Energy Corp.	118,800	7,661,412

		27,726,804

Pharmaceuticals 2.4%
Roche Holding AG, ADR (Switzerland)	90,300	7,991,550

Semiconductors & Semiconductor Equipment 3.8%
Broadcom Corp. (Class A stock)(a)	204,800	6,567,936
Marvell Technology Group Ltd.(a)	345,200	5,802,812

		12,370,748

Software 6.6%
Adobe Systems, Inc.(a)(b)	197,700	8,244,090
CA, Inc.	237,700	6,158,807
Symantec Corp.(a)	413,500	7,153,550

		21,556,447

Specialty Retail 2.7%
Best Buy Co., Inc.	182,200	8,876,784

Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.(a)	87,200	4,364,360

Wireless Telecommunication Services 2.8%
Sprint Nextel Corp.	480,400	9,108,384

TOTAL LONG-TERM INVESTMENTS
(cost $272,365,677)		313,636,903

SHORT-TERM INVESTMENTS 12.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $39,439,977; includes 26,511,892 of cash collateral received for securities on loan)(c)(d)	39,439,977	39,439,977

TOTAL INVESTMENTS 108.2%
(cost $311,805,654)		353,076,880
LIABILITIES IN EXCESS OF OTHER ASSETS (8.2%)		(26,691,368)

NET ASSETS 100.0%		$326,385,512

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $25,420,904; cash collateral of $26,511,892 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Jennison Portfolio

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
Aerospace & Defense 3.7%
Boeing Co.	474,200	$42,161,122
United Technologies Corp.(b)	531,500	34,547,500

		76,708,622

Beverages 2.3%
PepsiCo, Inc.	746,100	47,422,116

Biotechnology 5.7%
Genentech, Inc.(a)	575,400	47,251,848
Gilead Sciences, Inc.(a)(b)	918,600	70,272,900

		117,524,748

Capital Markets 5.1%
Charles Schwab Corp. (The)	1,373,700	25,124,973
Goldman Sachs Group, Inc. (The)	199,500	41,222,685
UBS AG	645,000	38,332,350

		104,680,008

Chemicals 1.3%
Monsanto Co.	493,100	27,100,776

Communications Equipment 7.5%
Cisco Systems, Inc.(a)	2,392,600	61,083,078
QUALCOMM, Inc.(b)	1,543,100	65,828,646
Research In Motion Ltd.(a)(b)	201,400	27,489,086

		154,400,810

Computers & Peripherals 4.5%
Apple, Inc.(a)	579,100	53,804,181
Hewlett-Packard Co.	984,200	39,505,788

		93,309,969

Consumer Finance 1.3%
American Express Co.	483,900	27,291,960

Diversified Financial Services 2.6%
IntercontinentalExchange, Inc.(a)(b)	84,400	10,314,524
NYSE Group, Inc.(a)(b)	452,800	42,450,000

		52,764,524

Electrical Equipment 0.8%
Suntech Power Holdings Co. Ltd., ADR (China)(a)(b)	487,100	16,858,531

Electronic Equipment & Instruments 0.9%
Sony Corp., ADR (Japan)	357,000	18,024,930

Energy Equipment & Services 1.0%
Schlumberger Ltd.(b)	287,500	19,866,250

Food & Staples Retailing 0.4%
Whole Foods Market, Inc.(b)	196,200	8,799,570

Health Care Equipment & Supplies 4.2%
Alcon, Inc.	279,200	36,804,144
Baxter International, Inc.	426,200	22,447,954
St. Jude Medical, Inc.(a)	746,100	28,060,821

		87,312,919

Health Care Providers & Services 0.8%
WellPoint, Inc.(a)	208,100	16,876,910

Hotels, Restaurants & Leisure 4.0%
International Game Technology	726,200	29,323,956
Marriott International, Inc. (Class “A” Stock)	636,300	31,153,248
Starbucks Corp.(a)(b)	681,700	21,378,112

		81,855,316

Household Products 3.4%
Colgate-Palmolive Co.	431,900	28,846,601
Procter & Gamble Co.	651,857	41,171,288

		70,071,889

Industrial Conglomerates 2.0%
General Electric Co.(b)	1,164,100	41,162,576

Insurance 2.8%
American International Group, Inc.	854,400	57,432,768

Internet Software & Services 6.5%
eBay, Inc.(a)	623,900	20,682,285
Google, Inc. (Class “A” Stock)(a)	201,200	92,181,792
Yahoo!, Inc.(a)(b)	658,900	20,616,981

		133,481,058

IT Services 1.0%
Infosys Technologies Ltd., ADR (India)	396,700	19,934,175

Media 5.5%
News Corp. (Class “A” Stock)	2,004,800	46,350,976
Walt Disney Co. (The)(b)	1,933,400	66,566,962

		112,917,938

Multiline Retail 4.5%
Federated Department Stores, Inc.	693,200	31,228,660

J.C. Penney Co., Inc.	256,800	21,098,688
Kohl’s Corp.(a)	131,200	10,051,232
Target Corp.	497,900	29,505,554

		91,884,134

Oil, Gas & Consumable Fuels 1.3%
Occidental Petroleum Corp.	380,800	18,777,248
Suncor Energy, Inc.	108,800	8,306,880

		27,084,128

Pharmaceuticals 8.0%
Abbott Laboratories	768,300	42,871,140
Novartis AG, ADR (Switzerland)	625,500	34,171,065
Roche Holdings Group, ADR (Switzerland)	715,100	63,286,350
Wyeth	495,800	24,804,874

		165,133,429

Semiconductors & Semiconductor Equipment 2.9%
Broadcom Corp. (Class “A” Stock)(a)	958,300	30,732,681
Marvell Technology Group Ltd.(a)(b)	1,685,900	28,339,979

		59,072,660

Software 7.3%
Adobe Systems, Inc.(a)	1,639,500	68,367,150
Electronic Arts, Inc.(a)(b)	378,700	19,071,332
Microsoft Corp.(b)	1,855,000	51,698,850
SAP AG, ADR (Germany)(b)	244,000	10,894,600

		150,031,932

Specialty Retail 2.4%
Best Buy Co., Inc.	422,000	20,559,840
Lowe’s Cos., Inc.	916,900	28,873,181

		49,433,021

Textiles, Apparel & Luxury Goods 4.1%
Coach, Inc.(a)(b)	1,093,900	54,749,695
NIKE, Inc. (Class “B” Stock)(b)	283,300	30,103,458

		84,853,153

Wireless Telecommunication Services 1.4%
NII Holdings, Inc.(a)(b)	373,400	27,698,812

Total long-term investments
(cost $ 1,580,389,026)		2,040,935,632

SHORT-TERM INVESTMENT 21.1%

Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $434,150,393; includes $415,763,076 of cash collateral received for securities on loan)(c)(d)	434,150,393	434,150,393

Total Investments 120.3%
(cost $ 2,014,539,419)		2,475,086,025
Liabilities in excess of other assets (20.3%)		(417,371,158)

Net Assets 100.0%		$2,057,714,867

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $400,460,704; cash collateral of $415,763,076 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Money Market Portfolio

Schedule of Investments	March 31, 2007(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit—13.1%
Banco Bilbao Vizcaya Argentaria	5.310%	06/01/07	$11,500	$11,500,012
Barclays Bank PLC	5.265	04/05/07	30,000	29,999,929
Branch Banking and Trust Co.	5.240	06/08/07	25,000	25,000,000
Branch Banking and Trust Co.	5.290	07/03/07	10,000	10,000,000
Deutsche Bank AG	5.350	08/06/07	25,000	25,000,000
HBOS Treasury Services PLC	5.315	04/27/07	15,000	15,000,000
Nordea Bank AB	5.700	06/28/07	14,000	14,000,000
Suntrust Banks, Inc.(a)	5.350	08/03/07	10,000	10,000,000
Wells Fargo Bank NA	5.240	04/11/07	20,000	20,000,000

				160,499,941

Commercial Paper—45.2%
Alliance Leicester Plc 144A(c)(d)	5.240	04/11/07	11,500	11,483,261
Allianz Finance Corp. 144A(c)(d)	5.250	06/22/07	20,000	19,760,833
Amsterdam Funding Corp.(c)(d)	5.260	04/13/07	11,000	10,980,713
Bank of America Corp.	5.230	06/07/07	14,000	13,863,729
Bank of America Corp.	5.195	08/13/07	14,000	13,729,283
Bank of America Corp.	5.200	07/31/07	10,000	9,825,222
Bryant Park Funding 144A(c)(d)	5.300	04/25/07	7,202	7,176,553
Bryant Park Funding 144A(c)(d)	5.240	05/31/07	35,000	34,694,333
Cafco LLC 144A	5.150	08/28/07	27,000	26,424,488
Cafco LLC 144A	5.260	05/04/07	10,000	9,951,783
Cafco LLC 144A	5.235	06/01/07	13,000	12,884,685
Cafco LLC 144A	5.240	06/15/07	10,000	9,890,833
Citigroup Funding, Inc.(d)	5.235	06/07/07	4,000	3,961,028
Citigroup Funding, Inc.(d)	5.240	06/08/07	46,000	45,544,703
Citigroup Funding, Inc.(d)	5.240	06/13/07	5,000	4,946,872
Edison Asset Securitization LLC 144A(c)(d)	5.200	08/06/07	27,678	27,170,262
Falcon Asset Securitization Corp. 144A(c)(d)	5.275	05/14/07	20,000	19,873,986
General Electric Capital Corp.	5.195	07/23/07	5,000	4,918,467
Greenwich Capital Holdings	5.200	08/24/07	16,105	15,767,690
Hewlett- Packard Co. 144A(c)(d)	5.300	04/27/07	12,075	12,028,780
ING (US) Funding LLC	5.230	05/23/07	1,600	1,587,913
ING America Insurance Holdings(d)	5.240	05/18/07	17,000	16,883,701
Park Granada LLC 144A	5.280	04/11/07	5,000	4,992,667
PB Finance Delaware	5.255	05/07/07	38,419	38,217,109
Pepsi Bottling Group 144A	5.550	04/02/07	15,277	15,274,645
Prudential PLC 144A(c)(d)	5.230	06/04/07	6,000	5,944,213
Prudential PLC 144A(c)(d)	5.200	07/23/07	9,000	8,853,100
San Paolo IMI US(d)	5.250	04/27/07	1,000	996,208
Sheffield Receivables 144A	5.270	04/12/07	10,000	9,983,897
Sheffield Receivables 144A	5.290	04/25/07	5,000	4,982,367
Sheffield Receivables 144A	5.280	04/30/07	3,230	3,216,262
Sheffield Receivables 144A	5.280	05/24/07	12,000	11,906,720
Swedbank Mortgage AB(d)	5.150	09/13/07	11,000	10,740,354
Toyota Motor Credit Corp.(d)	5.180	06/08/07	1,000	990,216
Toyota Motor Credit Corp.(d)	5.180	06/11/07	25,000	24,744,597
Toyota Motor Credit Corp.(d)	5.200	08/03/07	27,000	26,516,400

Tulip Funding Corp. 144A	5.300	04/25/07	18,000	17,936,400
Tulip Funding Corp. 144A	5.300	04/26/07	5,000	4,981,597
Tulip Funding Corp. 144A	5.320	04/30/07	13,000	12,944,288
Windmill Funding Corp. 144A(c)(d)	5.260	04/11/07	15,000	14,978,083

				551,548,241

Loan Participation—2.1%
Cargill Global Funding PLC(b)	5.320	04/30/07	20,000	20,000,000
Cargill, Inc. (b)	5.310	04/30/07	3,000	3,000,000
Caterpillar, Inc.(b)	5.310	04/27/07	3,160	3,160,000

				26,160,000

Other Corporate Obligations—42.1%
American Express Credit Corp. M.T.N.	5.340	12/12/07	2,000	2,000,421
American Express Credit Corp. M.T.N.	5.420	03/05/08	27,000	27,004,018
Banco Espanol De Credit M.T.N. 144A(c)	5.339	04/18/08	37,000	37,000,000
BMW US Capital LLC 144A(c)	5.300	04/04/08	10,000	10,000,000
Caja Ahorro Monte Madrid	5.360	02/13/08	13,000	13,000,000
Caterpillar Finance Service M.T.N.	5.290	04/0808	7,000	7,000,000
General Electric Capital Corp. M.T.N.	5.445	10/17/07	21,000	21,000,000
General Electric Capital Corp.	5.445	07/09/07	11,750	11,750,000
Genworth Life Insurance Co.(b)(e) (cost $11,000,000; purchased 03/26/07)	5.400	04/24/08	11,000	11,000,000
HSBC Finance Corp. M.T.N.	5.400	05/10/07	20,000	20,000,809
HSBC USA, Inc. M.T.N.	5.320	04/15/08	30,000	30,000,000
Irish Life and Permanent PLC M.T.N. 144A(c)	5.360	04/21/08	25,000	24,999,067
JPMorgan Chase & Co. M.T.N.	5.290	04/02/08	13,000	13,000,000
JPMorgan Chase & Co. M.T.N.	5.300	04/11/08	30,000	30,000,000
Kommunalkredit Austria 144A(c)	5.340	04/22/08	6,000	6,000,000
Merrill Lynch & Co., Inc. M.T.N.	5.570	07/11/07	34,000	34,001,863
Metropolitan Life Insurance Co.(b)(c)(e) (cost $9,000,000; purchased 2/1/06)	5.420	02/01/08	9,000	9,000,000
Metropolitan Life Insurance Co. of Connecticut(b)(e) (cost $6,000,000; purchased 7/7/06)	5.380	07/07/07	6,000	6,000,000
Metropolitan Life Insurance Co.(b)(e) (cost $5,000,000; purchased 10/2/06)	5.380	10/01/07	5,000	5,000,000
Morgan Stanley, Inc. M.T.N.	5.360	04/03/08	31,000	31,000,000
National City Bank Credit M.T.N.	5.340	01/25/08	16,000	16,001,916
National City Bank M.T.N.	5.350	02/13/08	20,000	20,004,229
Nationwide Building Society 144A(c)	5.430	04/28/08	15,000	15,005,382
Nordea Bank AB (Finland) 144A(c)	5.263	04/02/08	3,000	2,998,874
Nordea Bank AB 144A(c)	5.330	04/11/08	20,000	20,000,000
Paccar Financial Corp. M.T.N.	5.300	04/02/08	10,000	10,000,000
Pacific Life Insurance Co. (b)(e) (cost $7,000,000; purchased 6/15/06)	5.470	07/13/07	7,000	7,000,000
Royal Bank of Canada M.T.N.	5.370	04/07/08	5,000	5,000,000
Skandinaviska Enskilda Banken AB 144A(c)	5.320	04/18/08	36,000	36,000,000
Suntrust Banks, Inc.	5.440	10/15/07	20,000	20,011,909
Westpac Banking Corp. M.T.N.	5.400	04/11/08	13,000	12,999,945

				513,778,433

Total Investments—102.5%
(amortized cost $1,251,986,615)(f)				1,251,986,615

Liabilities in excess of other assets (2.5%)	(30,704,685)

Total Net Assets—100.0%	$1,221,281,930

The following abbreviation is used in portfolio descriptions:

M.T.N. Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2007.
(b)	Indicates an illiquid security.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a restricted security; the aggregate cost of such securities is $37,000,000. The aggregate value of $37,000,000 is approximately 3.0% of net assets.
(f)	Federal income tax basis is the same as for financial reporting purposes.

Natural Resources Portfolio

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 95.7%

All Other Basic Metals 2.4%
Cameco Corp. (Canada)	529,000	$21,673,192
UraMin, Inc., 144A (South Africa)(a)(h)	1,732,000	8,912,726

		30,585,918

Aluminum 1.6%
Century Aluminum Co.(a)(b)	431,600	20,233,408

Coal 2.3%
Alpha Natural Resources, Inc.(a)(b)	422,800	6,608,364
CONSOL Energy, Inc.	561,900	21,987,147

		28,595,511

Copper 6.6%
First Quantum Minerals Ltd. (Canada)	408,000	27,176,440
Freeport-McMoRan Copper & Gold, Inc.(b)	615,419	40,734,584
Peru Copper, Inc. (Canada)(a)	849,800	3,496,362
Southern Copper Corp.(b)	154,500	11,071,470

		82,478,856

Diversified Exploration & Production 5.8%
Anadarko Petroleum Corp.	342,800	14,733,544
Canadian Natural Resources Ltd.	134,300	7,412,017
Denbury Resources, Inc.(a)	382,300	11,388,717
Endeavour International Corp.(a)	744,100	1,525,405
McMoRan Exploration Co.(a)(b)	393,500	5,394,885
Newfield Exploration Co.(a)	221,900	9,255,449
Talisman Energy, Inc.	605,300	10,629,068
Warren Resources, Inc.(a)(b)	890,700	11,605,821

		71,944,906

Diversified Metals & Mining 2.4%
African Rainbow Minerals Ltd. (South Africa)(a)	552,800	7,848,701
First Uranium Corp. (South Africa)(a)	177,800	1,686,366
First Uranium Corp., 144A (South Africa)(a)(h)	400,000	3,793,850
FNX Mining Co., Inc. (Canada)(a)	336,900	7,382,911
FNX Mining Co., Inc. 144A (Canada)(a)(h)	56,300	1,233,772
Northern Dynasty Minerals Ltd.(a)(b)	671,000	7,568,880

		29,514,480

Diversified Resources 2.6%
Cia Vale do rio Doce, ADR (Brazil)	454,000	16,793,460

Evergreen Solar, Inc.(a)(b)	353,400	3,445,650
SXR Uranium One, Inc. (Canada)(a)(b)	894,180	12,330,312

		32,569,422

Drillers 7.2%
ENSCO International, Inc.	373,400	20,312,960
GlobalSantaFe Corp.	323,600	19,959,648
Noble Corp.(b)	270,500	21,282,940
Transocean, Inc.(a)	354,900	28,995,330

		90,550,878

Energy Services 15.6%
Baker Hughes, Inc.	168,700	11,156,131
Cameron International Corp.(a)(b)	286,300	17,976,777
FMC Technologies, Inc.(a)	182,200	12,710,272
Grant Prideco, Inc.(a)	445,500	22,203,720
Halliburton Co.(b)	536,500	17,028,510
National-Oilwell Varco, Inc.(a)	389,300	30,283,646
Schlumberger Ltd.	275,400	19,030,140
SEACOR Holdings, Inc.(a)(b)	137,100	13,490,640
Smith International, Inc.(b)	288,700	13,872,035
Superior Energy Services, Inc. (a)(b)	412,000	14,201,640
Tenaris SA, ADR (Luxembourg)	249,500	11,452,050
Universal Compression Holdings, Inc.(a)	177,300	11,999,664

		195,405,225

Forest Products 1.4%
Plum Creek Timber Co., Inc. (REIT)	313,000	12,338,460
Rayonier Inc.(b)	132,200	5,684,600

		18,023,060

Gold 14.0%
AXMIN, Inc. (Canada)(a)	4,169,900	3,214,561
Barrick Gold Corp.	615,494	17,572,354
Cia de Minas Buenaventura SA, ADR (Peru)(b)	509,800	15,268,510
Crystallex International Corp.(a)(b)	2,447,300	9,055,010
Eldorado Gold Corp. (Canada)(a)	2,713,000	15,862,062
European Goldfields Ltd. (Canada)(a)	3,041,600	14,621,810
Gabriel Resources Ltd. (Canada)(a)	1,834,900	6,834,188
Gammon Lake Resources, Inc. (Canada)(a)	718,800	12,638,926
Gold Reserve, Inc. (a)	131,900	903,707
Goldcorp, Inc.	487,177	11,701,992
Greystar Resources Ltd. (Canada)(a)	587,800	4,582,243
Highland Gold Mining Ltd. (United Kingdom)(a)	974,300	3,566,126
IAMGOLD Corp. (Canada)	1,063,700	8,209,240
Lihir Gold Ltd. ADR (Papua New Guinea)(a)(b)	746,000	19,478,059
Nevsun Resources Ltd. (Canada)(a)	1,137,400	2,394,008
Newcrest Mining Ltd. (Australia)	1,113,691	21,436,888
Orezone Resources, Inc. (Canada)(a)	1,472,300	3,022,392
SEMAFO, Inc., 144A (Canada)(a)(f)(h)	3,216,300	5,153,880

		175,515,956

Integrated Oil/Domestic 3.3%
Hess Corp.	346,800	19,236,996
Occidental Petroleum Corp.	437,200	21,558,332

		40,795,328

Integrated Oil/International 2.9%
Petroleo Brasileiro SA, ADR (Brazil)	174,400	17,354,544
Sasol Ltd., ADR (South Africa)(b)	591,600	19,552,380

		36,906,924

Iron & Steel 3.3%
Cleveland-Cliffs, Inc.(b)	215,300	13,781,353
MMX Mineracao e Metalicos SA (Brazil)(a)	70,000	27,010,630

		40,791,983

Mineral Sands 5.9%
OPTI Canada, Inc. (Canada)(a)	1,500,048	25,830,190
Suncor Energy, Inc.	470,300	35,907,405
UTS Energy Corp. (Canada)(a)	3,225,400	11,566,181

		73,303,776

Natural Gas Production 9.5%
BPI Energy Holdings, Inc.(a)	2,800,000	1,932,000
CNX Gas Corp.(a)	89,800	2,544,034
Gasco Energy, Inc.(a)(b)	919,300	2,243,092
Goodrich Petroleum Corp.(a)(b)	184,800	6,214,824
PetroHawk Energy Corp.(a)(b)	1,027,200	13,528,224
Quicksilver Resources, Inc.(a)(b)	318,600	12,670,722
Range Resources Corp.	684,550	22,863,970
Southwestern Energy Co.(a)	711,400	29,153,172
Trident Resources Corp. (Canada)(Private) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	3,574,335
Ultra Petroleum Corp.(a)(b)	234,400	12,453,672
XTO Energy, Inc.	213,300	11,690,973

		118,869,018

Non-Natural Resources 1.6%
NRG Energy, Inc.(a)	280,100	20,178,404

Oil & Gas Refining & Marketing 3.2%
Frontier Oil Corp.	386,000	12,599,040
Sunoco, Inc.(b)	183,900	12,953,916
Valero Energy Corp.	218,600	14,097,514

		39,650,470

Platinum 1.9%
Impala Platinum Holdings Ltd., ADR (South Africa)	771,700	24,115,625

Silver 2.2%
Apex Silver Mines Ltd.(a)(b)	448,700	5,792,717
Coeur d’Alene Mines Corp.(a)(b)	2,059,000	8,462,490

Pan American Silver Corp. (Canada)(a)	84,172	2,489,800
Pan American Silver Corp. (USD)(a)	361,900	10,708,621

		27,453,628

TOTAL COMMON STOCKS (cost $807,013,364)		1,197,482,776

Principal Amount (000)
LINKED NOTE 1.1%
All Other Basic Metals
USD Palladium Linked Bank Note 7/13/07 (Private)(cost $7,000,000; purchased 6/30/06(a)(f)(g)	$38,088	13,143,073

	Units
WARRANTS(a) 0.1%
Natural Gas Production
BPI Industries, Inc., expiring 12/13/07	600,000	1

Silver 0.1%
Pan American Silver Corp. (Canada), expiring 2/20/08	49,786	972,433

TOTAL WARRANTS (cost $271,076)		972,434

TOTAL LONG-TERM INVESTMENTS (cost $814,284,440)		1,211,598,283

	Shares
SHORT-TERM INVESTMENT 21.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $272,499,920; includes $233,071,429 of cash collateral received for securities on loan)(c)(d)	272,499,920	272,499,920

TOTAL INVESTMENTS(e) 118.7%
(cost $1,086,784,360)		1,484,098,203

LIABILITIES IN EXCESS OF OTHER ASSETS (18.7%)		(233,507,218)

NET ASSETS 100.0%		$1,250,590,985

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

USD—United States Dollar – denominated

REIT—Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $220,452,250; cash collateral of $233,071,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of March 31, 2007, 2 securities representing $16,717,408 and 1.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $12,777,198. The aggregate value of $16,717,408 is approximately 1.3% of the net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS

Aerospace & Defense 2.1%
AAR Corp.(a)	48,295	$1,331,010
Applied Signal Technology, Inc.	15,789	283,097
Armor Holdings, Inc.(a)(b)	39,559	2,663,507
Ceradyne, Inc.(a)(b)	35,526	1,944,693
Cubic Corp.	20,269	438,621
Curtiss-Wright Corp.	57,780	2,226,841
EDO Corp.	21,493	563,117
Esterline Technologies Corp.(a)	33,405	1,371,943
GenCorp, Inc.(a)(b)	73,045	1,010,943
Moog, Inc. (Class “A” Stock)(a)(b)	55,455	2,309,701
Teledyne Technologies, Inc.(a)	45,545	1,705,205
Triumph Group, Inc.(b)	21,488	1,189,146

		17,037,824

Air Freight & Logistics 0.6%
EGL, Inc.(a)	41,592	1,648,290
Forward Air Corp.	39,778	1,307,901
HUB Group, Inc.(a)(b)	52,046	1,508,814

		4,465,005

Airlines 0.4%
Frontier Airlines, Inc.(a)(b)	47,786	287,194
Mesa Air Group, Inc.(a)	43,265	325,785
SkyWest, Inc.	84,122	2,256,994

		2,869,973

Auto Components 0.4%
Drew Industries, Inc.(a)	24,423	700,452
LKQ Corp.(a)(b)	59,250	1,295,205
Standard Motor Products, Inc.	15,447	263,680
Superior Industries International, Inc.(b)	29,843	621,630

		2,880,967

Automobiles 0.4%
Coachmen Industries, Inc.	20,452	215,360
Fleetwood Enterprises, Inc.(a)(b)	83,672	661,846
Monaco Coach Corp.	34,939	556,578
Winnebago Industries, Inc.	41,010	1,379,166

		2,812,950

Biotechnology 0.5%
ArQule, Inc.(a)(b)	36,965	275,759
Digene Corp.(a)	31,400	1,331,674
Regeneron Pharmaceuticals, Inc.(a)	85,802	1,855,039
Savient Pharmaceuticals, Inc.(a)	60,608	728,508

		4,190,980

Building Products 1.0%
Apogee Enterprises, Inc.	37,038	742,242
Griffon Corp.(a)	34,301	848,950
Lennox International, Inc.	74,991	2,677,178
NCI Building Systems, Inc.(a)	26,359	1,258,379
Simpson Manufacturing Co., Inc.(b)	48,113	1,483,804
Universal Forest Products, Inc.	24,687	1,223,241

		8,233,794

Capital Markets 0.7%
Investment Technology Group, Inc.(a)	57,789	2,265,330
LaBranche & Co., Inc.(a)(b)	69,678	568,572
Piper Jaffray Cos., Inc.(a)(b)	24,221	1,500,249
SWS Group, Inc.	32,241	799,899
Tradestation Group, Inc.(a)	33,294	419,171

		5,553,221

Chemicals 1.3%
A. Schulman, Inc.	31,622	745,014
Arch Chemicals, Inc.	31,633	987,582
Georgia Gulf Corp.	44,734	725,138
H.B. Fuller Co.	79,119	2,157,575
MacDermid, Inc.	32,678	1,139,482
Material Sciences Corp.(a)	16,528	164,949
OM Group, Inc.(a)	38,907	1,738,365
Omnova Solutions, Inc.(a)	54,849	299,476
Penford Corp.	11,705	235,739
PolyOne Corp.(a)	121,334	740,137
Quaker Chemical Corp.	13,110	312,149
Tronox, Inc. (Class “B” Stock)	53,911	753,676

		9,999,282

Commercial Banks 5.8%
Boston Private Financial Holdings, Inc.	48,067	1,342,031
Cascade Bancorp(b)	37,000	959,780
Central Pacific Financial Corp.	40,176	1,469,236
Chittenden Corp.	59,218	1,787,791
Community Bank System, Inc.	39,117	818,328
East West Bancorp, Inc.	80,370	2,955,204
First BanCorp/Puerto Rico	108,791	1,442,569
First Commonwealth Financial Corp.	82,106	964,746
First Financial Bancorp	41,900	633,109
First Indiana Corp.	16,831	367,757
First Midwest Bancorp, Inc.	65,233	2,397,313
First Republic Bank	40,438	2,171,521

Glacier Bancorp, Inc.	68,739	1,652,486
Hanmi Financial Corp.	53,948	1,028,249
Independent Bank Corp.	26,572	541,272
Irwin Financial Corp.	24,493	456,550
Nara Bancorp, Inc.	27,363	479,126
PrivateBancorp, Inc.(b)	24,234	885,995
Prosperity Bancshares, Inc.	45,010	1,563,647
Provident Bankshares Corp.	42,155	1,385,213
South Financial Group, Inc. (The)(b)	97,432	2,408,519
Sterling Bancorp	24,459	442,708
Sterling Bancshares, Inc.	94,164	1,052,754
Sterling Financial Corp.	66,727	2,081,215
Susquehanna Bancshares, Inc.	68,136	1,580,074
UCBH Holdings, Inc.	130,172	2,423,803
Umpqua Holdings Corp.	76,016	2,034,948
United Bankshares, Inc.	47,703	1,671,036
United Community Banks, Inc.(b)	47,200	1,547,688
Whitney Holding Corp.	86,206	2,636,178
Wilshire Bancorp, Inc.	20,156	330,558
Wintrust Financial Corp.	32,731	1,460,130

		44,971,534

Commercial Services & Supplies 3.7%
ABM Industries, Inc.	56,961	1,503,201
Administaff, Inc.	31,758	1,117,882
Angelica Corp.	12,372	340,725
Bowne & Co., Inc.	37,879	595,837
Brady Corp.(b)	70,508	2,199,850
CDI Corp.	16,942	489,963
Central Parking Corp.	21,515	477,203
Consolidated Graphics, Inc.(a)	15,390	1,139,630
G&K Services, Inc. (Class “A” Stock)	28,150	1,021,282
Healthcare Services Group, Inc.	36,082	1,033,749
Heidrick & Struggles International, Inc.(a)	22,898	1,109,408
Interface, Inc.	67,995	1,087,240
John H. Harland Co.	33,757	1,729,371
Labor Ready, Inc.(a)	66,186	1,256,872
Mobile Mini, Inc.(a)(b)	46,902	1,256,036
On Assignment, Inc.(a)	43,025	533,940
School Specialty, Inc.(a)(b)	24,323	878,304
Spherion Corp.(a)	73,933	652,089
Standard Register Co. (The)	16,068	203,260
Tetra Tech, Inc.(a)	75,698	1,442,804
United Stationers, Inc.(a)	38,799	2,324,835
Viad Corp.	27,836	1,074,470
Volt Information Sciences, Inc.(a)	16,840	441,040
Waste Connections, Inc.(a)	89,405	2,676,785
Watson Wyatt Worldwide, Inc.	55,393	2,694,868

		29,280,644

Communications Equipment 1.3%
Bel Fuse, Inc. (Class “B” Stock)	15,467	598,728
Black Box Corp.	22,712	829,896
Blue Coat Systems, Inc.(a)(b)	18,933	695,409
C-COR.net Corp.(a)	63,777	883,949

Comtech Telecommunications Corp.(a)(b)	30,299	1,173,481
Digi International, Inc.(a)	32,806	416,636
Ditech Communications Corp.(a)	43,096	349,940
Harmonic, Inc.(a)	97,605	958,481
Inter-Tel, Inc.	27,949	660,714
NETGEAR, Inc.(a)	44,833	1,279,086
Network Equipment Technologies, Inc.(a)	32,993	320,032
PC-Tel, Inc.(a)	29,153	296,486
Symmetricom, Inc.(a)	60,671	503,569
Tollgrade Communications, Inc.(a)	17,315	217,476
ViaSat, Inc.(a)	32,236	1,062,821

		10,246,704

Computers & Peripherals 0.8%
Adaptec, Inc.(a)(b)	154,637	598,445
Avid Technology, Inc.(a)(b)	53,798	1,876,475
Hutchinson Technology, Inc.(a)(b)	33,896	791,472
Komag, Inc.(a)(b)	40,762	1,334,140
Neoware, Inc.(a)(b)	26,082	262,646
Novatel Wireless, Inc.(a)(b)	39,154	628,030
Synaptics, Inc.(a)(b)	34,073	871,587

		6,362,795

Construction & Engineering 1.2%
EMCOR Group, Inc.(a)	41,594	2,453,214
Insituform Technologies, Inc. (Class “A” Stock)(a)(b)	35,611	740,353
Shaw Group, Inc. (The)(a)(b)	105,565	3,301,017
URS Corp.(a)	68,623	2,922,654

		9,417,238

Construction Materials 0.5%
Headwaters, Inc.(a)(b)	55,325	1,208,851
Texas Industries, Inc.(b)	31,436	2,374,361

		3,583,212

Consumer Finance 0.4%
Cash America International, Inc.	38,885	1,594,285
First Cash Financial Services, Inc.(a)	35,800	797,624
Rewards Network, Inc.(a)	34,736	184,101
World Acceptance Corp.(a)(b)	23,023	919,769

		3,495,779

Containers & Packaging 0.7%
AptarGroup, Inc.	45,345	3,034,940
Caraustar Industries, Inc.(a)	37,999	238,634
Chesapeake Corp.	25,986	392,389
Myers Industries, Inc.	35,249	658,451
Rock-Tenn Co. (Class “A” Stock)	44,899	1,490,647

		5,815,061

Distributors 0.2%

Audiovox Corp.(a)	23,684	348,865
Building Materials Holding Corp.	38,078	689,593
Keystone Automotive Industries, Inc.(a)	21,375	720,337

		1,758,795

Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.(a)(b)	34,257	1,293,202
Coinstar, Inc.(a)	36,333	1,137,223
CPI Corp.	6,790	356,543
Pre-Paid Legal Services, Inc.(a)(b)	11,817	592,150
Universal Technical Institute, Inc.(a)(b)	30,230	697,708
Vertrue, Inc.(a)	12,727	612,296

		4,689,122

Diversified Financial Services 0.2%
Financial Federal Corp.	35,972	946,783
Portfolio Recovery Associates, Inc.(a)(b)	20,942	935,060

		1,881,843

Diversified Telecommunication Services 0.2%
CT Communications, Inc.	26,400	636,240
General Communication, Inc. (Class “A” Stock)(a)	58,438	818,132

		1,454,372

Electric Utilities 1.1%
ALLETE, Inc.	39,836	1,857,154
Central Vermont Public Services Corp.	13,256	382,038
Cleco Corp.	75,355	1,946,421
El Paso Electric Co.(a)	60,301	1,588,931
Green Mountain Power Corp.	6,886	240,115
UIL Holdings Corp.	32,753	1,136,529
Unisource Energy Corp.	46,097	1,730,942

		8,882,130

Electrical Equipment 1.7%
Acuity Brands, Inc.(b)	56,739	3,088,871
Baldor Electric Co.	53,827	2,031,431
Belden, Inc.	58,284	3,123,440
C&D Technologies, Inc.(b)	33,436	168,183
Magnetek, Inc.(a)	38,977	196,444
Regal Beloit Corp.	40,785	1,891,608
Smith (A.O.) Corp.	29,715	1,135,707
Vicor Corp.	25,490	255,410
Woodward Governor Co.	38,521	1,585,910

		13,477,004

Electronic Equipment & Instruments 4.8%
Aeroflex, Inc.(a)	96,207	1,265,122
Agilysys, Inc.	40,333	906,283
Anixter International, Inc.(a)(b)	41,217	2,717,849
Bell Microproducts, Inc. (Class “B” Stock)(a)	39,722	254,221

Benchmark Electronics, Inc.(a)(b)	94,112	1,944,354
Brightpoint, Inc.(a)	66,229	757,660
Checkpoint Systems, Inc.(a)	51,253	1,212,646
Cognex Corp.	58,082	1,258,637
Coherent, Inc.(a)	40,870	1,297,214
CTS Corp.	46,738	645,919
Daktronics, Inc.(b)	41,662	1,143,205
Electro Scientific Industries, Inc.(a)	38,115	733,333
FLIR Systems, Inc.(a)b)	85,684	3,056,347
Gerber Scientific, Inc.(a)	30,166	320,061
Global Imaging Systems, Inc.(a)	65,708	1,281,306
Insight Enterprises, Inc.(a)	63,119	1,134,880
Itron, Inc.(a)(b)	33,647	2,188,401
Keithley Instruments, Inc.	18,357	280,679
Littelfuse, Inc.(a)	29,440	1,195,264
Lojack Corp.(a)	24,483	464,687
Mercury Computer Systems, Inc.(a)	28,985	402,022
Methode Electronics, Inc. (Class “A” Stock)	47,726	704,913
MTS Systems Corp.	23,909	928,626
Park Electrochemical Corp.	26,373	715,236
Paxar Corp.(a)	54,222	1,556,171
Photo Dynamics, Inc.(a)	21,607	272,464
Planar Systems, Inc.(a)	22,574	195,717
Plexus Corp.(a)	60,600	1,039,290
Radisys Corp.(a)	28,636	467,912
Rogers Corp.(a)	23,080	1,023,598
Scansource, Inc.(a)	33,651	903,193
Technitrol, Inc.	53,255	1,394,748
Trimble Navigation, Ltd.(a)	154,392	4,143,880
X-Rite, Inc.	37,405	484,395

		38,290,233

Energy Equipment & Services 3.4%
Atwood Oceanics, Inc.(a)	35,360	2,075,278
Bristow Group, Inc.(a)(b)	30,723	1,119,853
CARBO Ceramics, Inc.(b)	26,479	1,232,597
Campagnie Generale de Geophysique ADR(a)	1	42
Dril-Quip, Inc.(a)(b)	31,628	1,368,860
Hornbeck Offshore Services, Inc.(a)	30,375	870,244
Hydril Co.(a)	23,854	2,295,709
Input/Output, Inc.(a)(b)	91,901	1,266,396
Lone Star Technologies, Inc.(a)(b)	40,065	2,645,492
Lufkin Industries, Inc.	19,582	1,100,117
Oceaneering International, Inc.(a)	72,475	3,052,647
SEACOR Holdings, Inc.(a)(b)	27,912	2,746,541
Tetra Technologies, Inc.(a)	94,623	2,338,134
Unit Corp.(a)(b)	60,573	3,064,388
W-H Energy Services, Inc.(a)	39,621	1,851,886

		27,028,184

Exchange Traded Fund 0.2%	27,794	1,886,379

iShares S&P SmallCap 600 Index(b)
Food & Staples Retailing 1.1%
Casey’s General Stores, Inc.	66,046	1,651,810

Great Atlantic & Pacific Tea Co., Inc.(b)	25,491	845,791
Longs Drug Stores Corp.	37,122	1,916,981
Nash-Finch Co.(b)	17,563	605,221
Performance Food Group Co.(a)	45,737	1,411,901
Spartan Stores Inc.	28,300	758,440
United Natural Foods, Inc.(a)(b)	55,914	1,713,205

		8,903,349

Food Products 1.9%
Corn Products International, Inc.	97,324	3,463,760
Delta & Pine Land Co.	47,804	1,969,525
Flowers Foods, Inc.	67,606	2,039,673
Hain Celestial Group, Inc.(a)	51,556	1,550,289
J&J Snack Foods Corp.	17,899	706,832
Lance, Inc.	40,287	815,409
Ralcorp Holdings, Inc.(a)	35,086	2,256,030
Sanderson Farms, Inc.(b)	20,744	768,773
TreeHouse Foods, Inc.(a)	40,818	1,243,724

		14,814,015

Gas Utilities 3.4%
Atmos Energy Corp.	115,837	3,623,381
Cascade Natural Gas Corp.	15,053	396,647
Energen Corp.	93,697	4,768,241
Laclede Group, Inc. (The)	28,181	875,865
New Jersey Resources Corp.	36,404	1,822,020
Northwest Natural Gas Co.	35,661	1,628,638
Piedmont Natural Gas Co., Inc.(b)	97,543	2,573,184
South Jersey Industries, Inc.	38,114	1,450,238
Southern Union Co.	140,923	4,282,650
Southwest Gas Corp.	54,911	2,134,391
UGI Corp.	138,616	3,702,433

		27,257,688

Health Care Equipment & Supplies 5.3%
American Medical Systems Holdings, Inc.(a)(b)	93,988	1,989,726
Analogic Corp.	18,261	1,148,252
ArthroCare Corp.(a)(b)	35,877	1,293,007
Biolase Technology, Inc.(a)(b)	30,912	300,774
Biosite, Inc.(a)	20,910	1,755,813
CONMED Corp.(a)	36,576	1,069,116
Cooper Companies, Inc. (The)(b)	58,821	2,859,877
Cyberonics, Inc.(a)(b)	28,852	541,841
Datascope Corp.	16,521	597,895
DJ Orthopedics, Inc.(a)	30,652	1,161,711
Haemonetics Corp.(a)	34,538	1,614,652
Hologic, Inc.(a)(b)	69,595	4,011,456
ICU Medical, Inc.(a)	19,135	750,092
IDEXX Laboratories, Inc.(a)	40,745	3,570,484
Immucor, Inc.(a)	89,996	2,648,582
Integra LifeSciences Holdings Corp.(a)(b)	25,772	1,174,688
Invacare Corp.	41,794	728,887
Kensey Nash Corp.(a)	15,436	470,798
Mentor Corp.	55,546	2,555,116

Meridian Bioscience, Inc.	28,198	782,776
Merit Medical Systems, Inc.(a)	35,815	449,478
Osteotech, Inc.(a)	22,608	172,725
Palomar Medical Technologies, Inc.(a)(b)	23,752	948,892
PolyMedica Corp.(b)	29,598	1,252,883
Possis Medical, Inc.(a)	22,431	291,827
Respironics, Inc.(a)	95,682	4,017,688
SurModics, Inc.(a)(b)	20,404	734,544
Theragenics Corp.(a)	43,440	271,934
Viasys Healthcare, Inc.(a)	43,198	1,468,300
Vital Signs, Inc.	10,235	532,015
Wilson Greatbatch Technologies, Inc.(a)	28,856	735,828

		41,901,657

Health Care Providers & Services 4.3%
Amedisys, Inc.(a)(b)	33,804	1,096,264
AMERIGROUP Corp.(a)	68,356	2,078,022
AMN Healthcare Services, Inc.(a)	45,257	1,023,713
AmSurg Corp.(a)	39,280	961,967
Centene Corp.(a)(b)	56,710	1,190,343
Chemed Corp.	34,826	1,705,081
Cross Country Healthcare, Inc.(a)	28,402	517,768
CryoLife, Inc.(a)	29,360	246,918
Genesis Healthcare Corp.(a)	25,845	1,631,078
Gentiva Health Services, Inc.(a)	35,680	719,666
HealthExtras, Inc.(a)	39,000	1,122,420
Healthways, Inc.(a)(b)	45,688	2,135,914
Hooper Holmes, Inc.(a)	88,393	395,117
inVentiv Health, Inc.(a)	39,417	1,509,277
LCA-Vision, Inc.(b)	26,018	1,071,681
Matria Healthcare, Inc.(a)(b)	27,985	737,685
Odyssey Healthcare, Inc.(a)	43,985	577,523
Option Care, Inc.	34,500	458,850
Owens & Minor, Inc.	52,690	1,935,304
Pediatrix Medical Group, Inc.(a)	63,418	3,618,630
PSS World Medical, Inc.(a)	88,050	1,861,377
RehabCare Group, Inc.(a)	22,411	355,663
Sierra Health Services, Inc.(a)	72,922	3,002,198
Sunrise Senior Living, Inc.(a)(b)	58,525	2,312,908
United Surgical Partners International, Inc.(a)(b)	58,483	1,801,861

		34,067,228

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.(a)(b)	63,700	1,707,797
Dendrite International, Inc.(a)	57,225	896,144

		2,603,941

Hotels, Restaurants & Leisure 3.5%
California Pizza Kitchen, Inc.(a)(b)	25,000	822,250
CEC Entertainment, Inc.(a)	43,511	1,807,447
CKE Restaurants, Inc.(b)	91,038	1,716,977
IHOP Corp.	20,617	1,209,187
Jack in the Box, Inc.(a)	44,709	3,090,734
Landry’s Restaurants, Inc.	22,114	654,574

Marcus Corp.	27,847	647,721
Monarch Casino & Resort, Inc.(a)	13,700	356,200
Multimedia Games, Inc.(a)	36,006	428,471
O’Charleys, Inc.(a)	30,453	587,438
P.F. Chang’s China Bistro, Inc.(a)(b)	33,382	1,398,038
Panera Bread Co. (Class “A” Stock)(a)(b)	41,580	2,455,716
Papa John’s International, Inc.(a)(b)	29,373	863,566
Peet’s Coffee & Tea, Inc.(a)	18,078	499,314
Pinnacle Entertainment, Inc.(a)	77,967	2,266,501
RARE Hospitality International, Inc.(a)	39,813	1,197,973
Red Robin Gourmet Burgers, Inc.(a)(b)	21,765	844,917
Ruth’s Chris Steak House(a)	22,700	462,172
Shuffle Master, Inc.(a)(b)	45,766	835,230
Sonic Corp.(a)	88,850	1,979,578
Steak n Shake Co. (The)(a)	36,839	617,790
Triarc Co., Inc. (Class “B” Stock)	84,690	1,455,821
WMS Industries, Inc.(a)	31,156	1,222,561

		27,420,176

Household Durables 1.5%
Bassett Furniture Industries, Inc.	15,396	226,629
Champion Enterprises, Inc.(a)	100,093	880,818
Ethan Allen Interiors, Inc.(b)	41,478	1,465,833
La-Z-Boy, Inc.(b)	67,091	830,587
Lenox Group, Inc.(a)	18,447	121,381
Libbey, Inc.	18,674	261,809
M/I Homes, Inc.	15,837	420,472
Meritage Home Corp.(a)(b)	28,720	922,486
National Presto Industries, Inc.	6,150	379,086
NVR, Inc.(a)(b)	6,392	4,250,681
Russ Berrie & Co., Inc.(a)	14,967	211,035
Skyline Corp.	8,894	300,084
Standard Pacific Corp.(b)	84,581	1,765,205

		12,036,106

Household Products 0.3%
Central Garden & Pet Co. (Class “A” Stock)(a)	93,300	1,371,511
Spectrum Brands, Inc.(a)(b)	50,692	320,880
WD-40 Co.	22,261	705,896

		2,398,287

Industrial Conglomerates 0.2%
Standex International Corp.	16,219	462,404
Tredegar Industries, Inc.	37,009	843,435

		1,305,839

Insurance 2.8%
Delphi Financial Group, Inc.	56,521	2,273,840
Hilb, Rogal & Hamilton Co.	47,266	2,318,397
Infinity Property & Casualty Corp.	25,529	1,196,289
LandAmerica Financial Group, Inc.(b)	22,900	1,692,539
Philadelphia Consolidated Holding Corp.(a)	75,001	3,299,294
Presidential Life Corp.	28,108	554,290

ProAssurance Corp.(a)	43,534	2,226,764
RLI Corp.	26,159	1,436,914
Safety Insurance Group, Inc.	18,744	752,009
SCPIE Holdings, Inc.(a)	13,093	297,211
Selective Insurance Group, Inc.	74,508	1,896,974
Stewart Information Services Corp.	23,848	996,608
United Fire & Casualty Co.	27,440	963,967
Zenith National Insurance Corp.	48,448	2,290,137

		22,195,233

Internet & Catalog Retail 0.2%
Blue Nile, Inc.(a)(b)	18,225	741,029
PetMed Express, Inc.(a)	31,592	374,365
Stamps.com, Inc.(a)	24,940	358,388

		1,473,782

Internet Software & Services 1.2%
Bankrate, Inc.(a)(b)	14,938	526,415
InfoSpace, Inc.(a)(b)	41,148	1,056,269
j2 Global Communications, Inc.(a)	63,966	1,773,138
MIVA, Inc.(a)	36,616	140,605
United Online, Inc.	86,641	1,215,573
WebEx Communications, Inc.(a)	57,519	3,270,531
Websense, Inc.(a)	58,579	1,346,731

		9,329,262

IT Services 1.2%
CACI International, Inc. (Class “A” Stock)(a)	40,269	1,887,006
Carreker Corp.(a)	26,415	211,848
Ciber, Inc.(a)	70,585	555,504
eFunds Corp.(a)	61,646	1,643,482
Gevity HR, Inc.	32,916	649,762
Keane, Inc.(a)	58,201	790,370
ManTech International Corp. (Class “A” Stock)(a)	23,850	796,829
MAXIMUS, Inc.	28,369	978,163
Startek, Inc.	14,728	144,187
Sykes Enterprises, Inc.(a)	38,742	706,654
TALX Corp.	41,164	1,363,763

		9,727,568

Leisure Equipment & Products 1.2%
Arctic Cat, Inc.	15,593	303,908
JAKKS Pacific, Inc.(a)	36,268	866,805
K2, Inc.(a)	64,402	778,620
Marinemax, Inc.(a)	24,382	565,175
Nautilus Group, Inc. (The)	41,117	634,435
Polaris Industries, Inc.(b)	46,400	2,226,272
Pool Corp.(b)	65,706	2,352,274
RC2 Corp.(a)	27,585	1,114,158
Sturm Ruger & Co., Inc.(a)	23,930	321,859

		9,163,506

Life Sciences Tools & Services 0.7%
Cambrex Corp.	34,909	858,761
Dionex Corp.(a)	24,996	1,702,478
Enzo Biochem, Inc.(a)(b)	40,713	613,952
Kendle International, Inc.(a)	15,972	567,325
PAREXEL International Corp.(a)(b)	35,746	1,285,784
Pharmanet Development Group, Inc.(a)(b)	24,026	624,676

		5,652,976

Machinery 4.0%
Albany International Corp. (Class “A” Stock)	38,089	1,368,919
Astec Industries, Inc.(a)(b)	24,582	989,426
ASV, Inc.(a)(b)	26,805	409,044
Barnes Group, Inc.	52,212	1,201,398
Briggs & Stratton Corp.(b)	64,560	1,991,676
Cascade Corp.	13,800	826,344
CLARCOR, Inc.	66,970	2,129,646
Enpro Industries, Inc.(a)	27,921	1,006,552
Gardner Denver, Inc.(a)	69,068	2,407,020
IDEX Corp.	70,358	3,579,814
Kaydon Corp.(b)	36,828	1,567,400
Lindsay Manufacturing Co.(b)	15,181	482,604
Lydall, Inc.(a)	21,306	338,552
Manitowoc Co., Inc.	81,203	5,158,826
Mueller Industries, Inc.	48,445	1,458,195
Robbins & Myers, Inc.	22,298	831,492
Toro Co.	52,711	2,700,912
Valmont Industries, Inc.	22,456	1,298,630
Wabash National Corp.	39,906	615,351
Watts Water Technologies, Inc. (Class “A” Stock)	38,761	1,474,081

		31,835,882

Marine 0.3%
Kirby Corp.(a)	69,464	2,429,851

Media 0.6%
4Kids Entertainment, Inc.(a)	17,088	323,305
Arbitron, Inc.	38,933	1,827,904
Live Nation, Inc.(a)	85,650	1,889,439
Radio One, Inc. (Class “D” Stock)(a)	100,625	650,038

		4,690,686

Metals & Mining 2.8%
AMCOL International Corp.	28,512	845,381
Brush Engineered Materials, Inc.(a)(b)	26,335	1,276,457
Carpenter Technology Corp.	33,563	4,053,067
Castle (A.M.) & Co.	16,416	481,974
Century Aluminum Co.(a)(b)	30,245	1,417,886
Chaparral Steel Co.(b)	60,693	3,530,511
Cleveland-Cliffs, Inc.(b)	53,857	3,447,387
Gibraltar Industries, Inc	39,000	882,180
Quanex Corp.(b)	48,450	2,051,858
RTI International Metals, Inc.(a)(b)	30,056	2,735,397
Ryerson Tull, Inc.(b)	34,291	1,358,609

Steel Technologies, Inc.	14,991	443,434
		22,524,141

Multiline Retail 0.2%
Fred’s, Inc.	52,235	767,855
Tuesday Morning Corp.	38,924	577,632

		1,345,487

Multi-Utilities 0.3%
Avista Corp.	68,793	1,666,855
CH Energy Group, Inc.	17,718	862,689

		2,529,544

Oil, Gas & Consumable Fuels 2.7%
Cabot Oil & Gas Corp. (Class “A” Stock)	63,188	4,253,816
Helix Energy Solutions Group, Inc.(a)	119,238	4,446,385
Massey Energy Corp.	105,982	2,542,508
Penn Virginia Corp.	24,553	1,802,190
Petroleum Development Corp.(a)	19,328	1,035,401
St. Mary Land & Exploration Co.	82,101	3,011,465
Stone Energy Corp.(a)	36,566	1,085,645
Swift Energy Co.(a)	38,921	1,625,730
World Fuel Services Corp.	37,260	1,723,648

		21,526,788

Paper & Forest Products 0.4%
Buckeye Technologies, Inc.(a)	49,427	641,562
Deltic Timber Corp.	13,371	641,273
Neenah Paper, Inc.	19,321	767,817
Pope & Talbot, Inc.(a)	21,292	143,721
Schweitzer-Mauduit International, Inc.	20,370	506,195
Wausau-Mosinee Paper Corp.	58,399	838,609

		3,539,177

Personal Products 0.9%
Chattem, Inc.(a)(b)	24,400	1,438,136
Mannatech, Inc.(b)	20,625	331,238
NBTY, Inc.(a)	73,787	3,913,661
Playtex Products, Inc.(a)	72,831	988,317
USANA Health Sciences, Inc.(a)(b)	11,988	561,878

		7,233,230

Pharmaceuticals 0.9%
Alpharma, Inc. (Class “A” Stock)(b)	43,994	1,059,376
Bradley Pharmaceuticals, Inc.(a)(b)	21,464	411,894
MGI Pharma, Inc.(a)(b)	103,950	2,335,757
Noven Pharmaceuticals, Inc.(a)	32,332	750,102
Sciele Pharma, Inc.(a)(b)	38,630	914,758
ViroPharma, Inc.(a)(b)	91,200	1,308,720

		6,780,607

Real Estate Investment Trusts (REITs) 3.8%
Acadia Realty Trust	42,019	1,095,435
Colonial Properties Trust(b)	60,519	2,763,903
EastGroup Properties, Inc.	30,996	1,581,726
Entertainment Properties Trust	34,621	2,085,915
Essex Property Trust, Inc.(b)	31,680	4,101,926
Inland Real Estate Corp.(b)	85,013	1,559,138
Kilroy Realty Corp.(b)	42,772	3,154,435
Lexington Corporate Properties Trust(b)	91,760	1,938,889
LTC Properties, Inc.	27,092	701,954
Medical Properties Trust, Inc.(b)	64,300	944,567
MID-AMERICA Apartment Communities, Inc.(b)	33,135	1,864,175
National Retail Properties, Inc.(b)	85,310	2,063,649
Parkway Properties, Inc.	19,434	1,015,427
PS Business Parks, Inc.	20,902	1,474,009
Senior Housing Properties Trust	97,259	2,324,490
Sovran Self Storage, Inc.(b)	26,856	1,488,091

		30,157,729

Road & Rail 1.5%
Arkansas Best Corp.(b)	32,858	1,168,102
Heartland Express, Inc.	77,046	1,223,490
Kansas City Southern Industries, Inc.(a)(b)	100,327	3,569,635
Knight Transportation, Inc.(b)	75,406	1,343,735
Landstar System, Inc.	73,235	3,357,092
Old Dominion Freight Line, Inc.(a)	36,592	1,054,216

		11,716,270

Semiconductors & Semiconductor Equipment 3.4%
Actel Corp.(a)	34,034	562,242
Advanced Energy Industries, Inc.(a)	46,344	975,078
ATMI, Inc.(a)(b)	46,053	1,407,840
Axcelis Technologies, Inc.(a)	132,373	1,011,330
Brooks Automation, Inc.(a)	98,914	1,696,375
Cabot Microelectronics Corp.(a)	31,219	1,046,149
Cohu, Inc.	29,637	557,176
Cymer, Inc.(a)	48,756	2,025,811
Diodes, Inc.(a)	26,229	914,081
DSP Group, Inc.(a)	37,897	720,043
Exar Corp.(a)	47,420	627,841
FEI Co.(a)	34,035	1,227,302
Intevac, Inc.(a)(b)	27,600	727,812
Kopin Corp.(a)	88,703	299,816
Kulicke & Soffa Industries, Inc.(a)	75,167	695,295
Microsemi Corp.(a)	98,500	2,049,784
MKS Instruments, Inc.(a)	48,500	1,237,720
Pericom Semiconductor Corp.(a)	34,289	335,346
Phototronics, Inc.(a)	54,614	849,248
Rudolph Technologies, Inc.(a)(b)	32,556	567,777
Skyworks Solutions, Inc.(a)(b)	213,281	1,226,366
Standard Microsystems Corp.(a)	29,548	902,396
Supertex, Inc.(a)	18,057	599,673
Ultratech Stepper, Inc.(a)	30,369	413,322
Varian Semiconductor Equipment Associates, Inc.(a)	71,754	3,830,228

Veeco Instruments, Inc.(a)	40,636	792,402

		27,298,453

Software 4.0%
Altiris, Inc.(a)	31,588	1,039,561
ANSYS, Inc.(a)(b)	50,640	2,570,993
Blackbaud, Inc.	57,600	1,406,592
Captaris, Inc.(a)	35,289	204,323
Catapult Communications Corp.(a)	12,943	126,065
Concur Technologies, Inc.(a)	36,500	637,290
Epicor Software Corp.(a)	75,508	1,050,316
EPIQ Systems, Inc.(a)	18,849	384,143
FactSet Research Systems, Inc.	49,366	3,102,653
Hyperion Solution Corp.(a)	77,085	3,995,316
JDA Software Group, Inc.(a)	38,301	575,664
Kronos, Inc.(a)	41,420	2,215,970
Manhattan Associates, Inc.(a)	35,593	976,316
Mapinfo Corp.(a)	28,158	566,821
MICROS Systems, Inc.(a)	53,073	2,865,411
Napster, Inc.(a)	58,777	243,337
Phoenix Technologies, Ltd.(a)	33,437	208,981
Progress Software Corp.(a)	53,345	1,664,364
Quality Systems, Inc.(b)	22,192	887,680
Radiant Systems, Inc.(a)	33,882	441,482
Secure Computing Corp.(a)	84,316	649,233
Sonic Solutions(a)	33,967	478,935
SPSS, Inc.(a)	25,876	934,124
Take -Two Interactive Software, Inc.(a)(b)	95,286	1,919,060
THQ, Inc.(a)(b)	85,732	2,931,177

		32,075,807

Specialty Retail 4.2%
Aaron Rents, Inc.	63,696	1,684,122
Brown Shoe Co., Inc.	37,544	1,576,848
Cato Corp. (The) (Class “A” Stock)	41,191	963,457
Children’s Place Retail Stores, Inc. (The)(a)(b)	30,538	1,702,799
Christopher & Banks Corp.	48,603	946,300
Cost Plus, Inc.(a)(b)	28,837	288,370
Dress Barn, Inc.(a)	60,212	1,253,012
Finish Line, Inc. (The) (Class “A” Stock)	54,707	689,308
Genesco, Inc.(a)(b)	29,363	1,219,445
Group 1 Automotive, Inc.	31,719	1,261,465
Guitar Center, Inc.(a)(b)	38,574	1,740,459
Gymboree Corp. (The)(a)(b)	41,321	1,655,732
Haverty Furniture Cos., Inc.	29,561	413,854
Hibbett Sports, Inc.(a)	41,462	1,185,399
Hot Topic, Inc.(a)	57,750	641,025
Jo-Ann Stores, Inc.(a)(b)	31,906	869,439
Jos. A. Bank Clothiers, Inc.(a)(b)	23,544	832,280
Men’s Wearhouse, Inc. (The)	69,185	3,255,153
Midas, Inc.(a)	15,424	332,696
Pep Boys-Manny, Moe & Jack(b)	71,028	1,355,925
Select Comfort Corp.(a)(b)	65,262	1,161,664
Sonic Automotive, Inc.	39,246	1,118,511
Stage Stores, Inc.	57,041	1,329,626

Stein Mart, Inc.	35,246	575,215
Tractor Supply Co.(a)(b)	45,299	2,332,899
Tween Brands, Inc.(a)	41,802	1,493,167
Zale Corp.(a)	64,001	1,688,346

		33,566,516

Textiles, Apparel & Luxury Goods 1.9%
Ashworth, Inc.(a)	18,896	143,043
Crocs, Inc.(a)(b)	43,910	2,074,748
Deckers Outdoor Corp.(a)	14,362	1,019,989
Fossil, Inc.(a)(b)	59,025	1,562,392
Kellwood Co.	32,859	963,754
K-Swiss, Inc.	34,867	942,106
Movado Group, Inc.	26,600	783,370
Oxford Industries, Inc.	20,018	989,690
Quiksilver, Inc.(a)(b)	159,596	1,851,314
Skechers USA, Inc., (Class “A” Stock)(a)	35,741	1,199,825
Stride Rite Corp.	47,655	733,410
Unifirst Corp.	18,600	713,682
Wolverine World Wide, Inc.	72,582	2,073,668

		15,050,991

Thrifts & Mortgage Finance 1.7%
Anchor BanCorp Wisconsin, Inc.	23,759	673,568
Bank Mutual Corp.	78,835	896,354
BankAtlantic Bancorp, Inc. (Class “A” Stock)	59,866	656,131
BankUnited Financial Corp. (Class “A” Stock)(b)	41,770	885,942
Brookline Bancorp, Inc.	80,412	1,018,820
Corus Bankshares, Inc.(b)	43,300	738,698
Dime Community Bancshares	35,821	473,912
Downey Financial Corp.(b)	25,465	1,643,510
FirstFed Financial Corp.(a)(b)	21,724	1,234,575
Flagstar Bancorp, Inc.	50,687	605,710
Franklin Bank Corp.(a)(b)	30,796	550,325
Fremont General Corp.(b)	88,473	613,118
MAF Bancorp, Inc.	36,601	1,513,085
Triad Guaranty, Inc.(a)(b)	16,000	662,560
TrustCo Bank Corp.(b)	97,951	938,371

		13,104,679

Tobacco 0.1%
Alliance One International, Inc.(a)	114,746	1,059,106

Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	49,354	1,211,147
Kaman Corp. (Class “A” Stock)	31,536	735,104
Lawson Products, Inc.	5,440	206,067
Watsco, Inc.	32,031	1,635,824

		3,788,142

Water Utilites 0.1%
American States Water Co.	22,229	819,583

Total long-term investments
(cost $508,479,862)		773,888,307

SHORT-TERM INVESTMENTS 26.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $210,756,167; includes $194,311,996 of cash collateral received for securities on loan)(c)(d)	210,756,167	210,756,167

	Principal Amount (000)
U.S. Government Obligation
U.S. Treasury Bills (cost $989,907)(e)(f) 5.05%, 6/14/07	$1,000	990,084

TOTAL SHORT-TERM INVESTMENTS
(cost $211,746,074)		211,746,251

TOTAL INVESTMENTS 124.3%
(cost $720,225,936)		985,634,558

LIABILTIES IN EXCESS OF OTHER ASSETS(g) (24.3)%		(192,899,929)

NET ASSETS 100.0%		$792,734,629

The following abbreviation is used in the Portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $186,738,373; cash collateral of $194,311,996 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Depreciation
Long Position:
50	Russell 2000	June 07	$20,230,400	$20,511,728	$(281,328)

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio(a)	1,775,540	$36,522,848
The Prudential Series Fund ---
Jennison Portfolio (Class I)(a)	1,732,164	36,981,694
Money Market Portfolio	190	1,899
Natural Resources Portfolio (Class I)(a)	66,358	3,241,574
SP International Growth Portfolio (Class I)(a)	2,747,378	23,242,816
SP Large Cap Value Portfolio(a)	5,047,763	67,236,201
SP International Value Portfolio(a)	1,962,859	23,318,764
SP Small Cap Growth Portfolio(a)	642,922	4,989,078
SP Small Cap Value Portfolio(a)	344,784	4,820,075

TOTAL LONG-TERM INVESTMENTS
(cost $158,499,762)		200,354,949

SHORT-TERM INVESTMENT – 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series	783,709	783,709

(cost $783,709)

TOTAL INVESTMENTS – 99.9%
(cost $159,283,471)(b)		201,138,658

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		288,383

NET ASSETS – 100.0%		$201,427,041

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP AIM CORE EQUITY PORTFOLIO

Schedule of Invstments	March 31, 2007 (Unuadited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.9%
COMMON STOCKS
Aerospace — 2.2%
Northrop Grumman Corp.	6,106	$453,187
United Technologies Corp.	5,914	384,410

		837,597

Automobiles — 1.0%
Renault SA (France)	3,112	363,958

Biotechnology — 1.9%
Amgen, Inc.*	13,117	732,978

Commercial Banks — 1.3%
Barclays PLC (United Kingdom)	35,584	504,872

Communication Equipment — 1.7%
Corning, Inc.*	15,943	362,544
Motorola, Inc.	15,465	273,266

		635,810

Computer Services & Software — 6.5%
Cisco Systems, Inc.*	24,185	617,443
EMC Corp.*	26,493	366,928
Microsoft Corp.	31,057	865,559
Symantec Corp.*	34,951	604,652

		2,454,582

Computers — 1.0%
International Business Machines Corp.	3,791	357,340

Computers & Peripherals — 0.8%
Seagate Technology (Cayman Islands)	13,300	309,890

Consumer Products & Services — 4.4%
Avon Products, Inc.	18,029	671,760
Estee Lauder Cos., Inc.(Class A Stock)	19,869	970,601

		1,642,361

Diversified Manufacturing Operations — 4.2%
General Electric Co.	17,425	616,148
Tyco International Ltd.	30,557	964,073

		1,580,221

Electronic Components — 2.1%
Hitachi Ltd. (Japan)	55,000	426,595
Koninklijke (Royal) Philips Electronics NV (Netherlands)	10,044	383,599

		810,194

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.*	5,953	200,557

Electronics — 1.1%
Analog Devices, Inc.	12,514	431,608

Entertainment & Leisure — 1.4%
Nintendo Co. Ltd. (Japan)	1,800	523,167

Financial Services — 2.9%
Citigroup, Inc.	7,287	374,114
Moody’s Corp.	1,560	96,814
SLM Corp.	4,429	181,146
UBS AG (Switzerland)	7,392	439,207

		1,091,281

Food & Beverage — 6.3%
Cadbury Schweppes PLC (United Kingdom)	84,993	1,090,490
Coca-Cola Co.	13,560	650,880
Unilever NV (Netherlands)*	21,699	631,906

		2,373,276

Industrial Conglomerates — 1.4%
3M Co.	6,999	534,934

Insurance — 7.7%
Berkshire Hathaway, Inc.(Class A Stock) *	7	762,930
Chubb Corp. (The)	7,640	394,759
Genworth Financial, Inc.(Class A Stock)	13,497	471,585
Marsh & McLennan Cos., Inc.	11,406	334,082
Progressive Corp. (The)	18,379	401,030
XL Capital Ltd.(Class A Stock)	7,498	524,560

		2,888,946

Iron / Steel — 1.4%
Tenaris SA, ADR (Luxembourg)	11,590	531,981

Machinery & Equipment — 1.0%
Caterpillar, Inc.	5,694	381,669

Media — 2.6%
Gannett Co., Inc.	4,612	259,609
McGraw-Hill Cos., Inc.	5,360	337,037
News Corp.(Class A Stock)	16,130	372,926

		969,572

Office Equipment — 1.3%
Xerox Corp.*	28,914	488,357

Oil, Gas & Consumable Fuels — 10.1%
Exxon Mobil Corp.	9,558	721,151
Schlumberger Ltd.	9,307	643,114
Smith International, Inc.	12,422	596,877
Total SA(Class B Stock) (France) *	5,214	365,319
Transocean, Inc. (Cayman Islands)*	5,063	413,647
Weatherford International Ltd. (Bermuda)*	12,322	555,722
XTO Energy, Inc.	9,100	498,771

		3,794,601

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.*	14,106	391,583
GlaxoSmithKline PLC, ADR (United Kingdom)	13,228	730,979
Merck & Co., Inc.	9,128	403,184
Pfizer, Inc.	28,663	724,027
Teva Pharmaceutical Industries Ltd., ADR (Israel)	14,054	526,041

		2,775,814

Pipelines
Dynegy, Inc. (Class A Stock)*	112	1,037

Printing & Publishing — 0.5%
Washington Post Co. (The)	250	190,875

Railroads — 1.6%
Union Pacific Corp.	6,072	616,612

Retail — 2.9%
Gap, Inc. (The)	19,304	332,222
Wal-Mart Stores, Inc.	15,863	744,768

		1,076,990

Software — 1.0%
Automatic Data Processing, Inc.	8,133	393,637

Telecommunications — 3.0%
AT&T, Inc.	19,154	755,242
Nokia Corp., ADR (Finland)	16,825	385,629

		1,140,871

Telecommunications Wireless — 1.1%
SK Telecom Co. Ltd., ADR (South Korea)	16,897	395,728

Transportation — 0.4%
United Parcel Service, Inc. (Class B Stock)	2,230	156,323

Utilities—Electrical Utilities — 1.9%
FPL Group, Inc.	11,964	731,838

Waste Management — 1.3%
Waste Management, Inc.	14,759	507,857

TOTAL LONG-TERM INVESTMENTS
(cost $27,400,301)		32,427,334

SHORT-TERM INVESTMENT — 13.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,257,002)(w)	5,257,002	5,257,002

Total Investments — 99.8%
(cost $32,657,303)		37,684,336
Other Assets in Excess of Liabilities — 0.2%		91,488

Net Assets — 100.0%		$37,775,824

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.4%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio(a)	8,205,810	$168,793,522
The Prudential Series Fund ---
Jennison Portfolio (Class I)	7,988,027	170,544,373
Money Market Portfolio	1,110,622	11,106,223
Natural Resources Portfolio (Class I)(a)	286,389	13,990,091
SP Large Cap Value Portfolio(a)	23,315,792	310,566,352
SP International Value Portfolio(a)	9,121,490	108,363,298
SP PIMCO High Yield Portfolio	1,494,588	15,573,610
SP PIMCO Total Return Portfolio	38,405,913	432,066,519
SP Small Cap Growth Portfolio(a)	2,902,982	22,527,143
SP Small Cap Value Portfolio(a)	1,593,614	22,278,723
SP International Growth Portfolio (Class I)(a)	12,701,963	107,458,603

TOTAL LONG-TERM INVESTMENTS
(cost $1,191,760,238)		1,383,268,457

SHORT-TERM INVESTMENT – 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series
(cost $6,395,574)
	6,395,574	6,395,574

TOTAL INVESTMENTS – 99.9%
(cost $1,198,155,812)(b)		1,389,664,031
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,345,249

NET ASSETS – 100.0%		$1,391,009,280

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)
	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio(a)	2,617,436	$53,840,649
The Prudential Series Fund---
Jennison Portfolio (Class I)	2,512,328	53,638,202
Money Market Portfolio	988,363	9,883,632
Natural Resources Portfolio (Class I)	89,140	4,354,467
SP Large Cap Value Portfolio(a)	7,371,974	98,194,691
SP International Value Portfolio(a)	2,889,143	34,323,017
SP PIMCO High Yield Portfolio	1,052,426	10,966,276
SP PIMCO Total Return Portfolio	27,935,689	314,276,501
SP Small Cap Growth Portfolio(a)	904,916	7,022,146
SP Small Cap Value Portfolio(a)	481,040	6,724,942
SP International Growth Portfolio (Class I)(a)	4,018,065	33,992,832

TOTAL LONG-TERM INVESTMENTS
(cost $569,315,611)		627,217,355

SHORT-TERM INVESTMENT – 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series	2,747,699	2,747,699

(cost $2,747,699)

TOTAL INVESTMENTS – 99.9%
(cost $572,063,310)(b)		629,965,054

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		569,563

NET ASSETS – 100.0%		$630,534,617

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP DAVIS VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Automobile Manufacturers — 0.3%
Carmax, Inc.*(a)	35,600	$873,624

Beverages — 0.9%
Heineken Holding NV (Netherlands)	65,450	2,897,465

Business Services — 1.2%
Iron Mountain, Inc.*(a)	147,200	3,846,336

Cable Television — 0.5%
Virgin Media, Inc. ( United Kingdom )	59,117	1,492,704

Commercial Banks — 1.0%
Mellon Financial Corp.	71,400	3,080,196

Computers — 1.7%
Dell, Inc.*	140,000	3,249,400
Hewlett-Packard Co.	52,200	2,095,308

		5,344,708

Construction — 0.3%
Hunter Douglas NV (Netherlands)	10,453	921,597

Consumer Services — 0.3%
Apollo Group, Inc.(Class A Stock) *(a)	20,700	908,730

Containers & Packaging — 2.1%
Sealed Air Corp.(a)	212,000	6,699,200

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	36,700	1,367,442

Diversified Financial Services — 0.1%
E*Trade Financial Corp.*	19,100	405,302

Diversified Manufacturing Operations — 4.2%
Tyco International Ltd.	433,652	13,681,721

Diversified Metals — 0.5%
BHP Billiton PLC (United Kingdom)	39,200	873,991
Rio Tinto PLC (United Kingdom)	14,900	850,892

		1,724,883

Electronic Equipment & Instruments — 0.1%
Agilent Technologies, Inc.*	8,500	286,365

Entertainment & Leisure — 1.6%
Harley-Davidson, Inc.	88,600	5,205,250

Financial—Bank & Trust — 4.9%
HSBC Holdings PLC (United Kingdom)	490,362	8,583,289
Wachovia Corp.	131,407	7,233,955

		15,817,244

Financial Services — 10.6%
American Express Co.	242,200	13,660,080
Ameriprise Financial, Inc.	66,760	3,814,666
Commerce Bancorp, Inc.(a)	53,500	1,785,830
H&R Block, Inc.	144,800	3,046,592
Moody’s Corp.(a)	62,300	3,866,338
Financial Services (cont’d.)
State Street Corp.	9,300	$602,175
Wells Fargo & Co.	220,200	7,581,486

		34,357,167

Foods — 1.9%
Diageo PLC, ADR (United Kingdom)	50,800	4,112,260
Hershey Co.(a)	35,200	1,924,032

		6,036,292

Healthcare Providers & Services — 2.4%
Cardinal Health, Inc.	43,100	3,144,145
Express Scripts, Inc.*	16,600	1,339,952
UnitedHealth Group, Inc.	62,100	3,289,437

		7,773,534

Household Products — 1.0%
Procter & Gamble Co.	53,600	3,385,376

Insurance — 14.5%
Ambac Financial Group, Inc.	14,500	1,252,655
American International Group, Inc.	197,100	13,249,062
AON Corp.(a)	57,310	2,175,488
Berkshire Hathaway, Inc.(Class A Stock) *	102	11,116,980
Chubb Corp.	16,000	826,720
Loews Corp.	156,800	7,123,424
Markel Corp.*	534	258,899
Millea Holdings, Inc. (Japan)	8,800	325,594
Principal Financial Group, Inc.	18,100	1,083,647
Progressive Corp.	272,000	5,935,040
Sun Life Financial, Inc. (Canada)	11,400	517,560
Transatlantic Holdings, Inc.	46,475	3,026,452

		46,891,521

Internet & Catalog Retail — 0.4%
Liberty Media Corp.- Interactive (Class A Stock)*	47,925	1,141,574

Internet Services — 0.4%
Expedia, Inc.*	20,550	476,349
IAC/InterActive Corp.*	20,050	756,085

		1,232,434

Internet Software & Services — 0.6%
Amazon.com, Inc.*(a)	52,300	2,081,017

Investment Firms — 6.7%
Citigroup, Inc.	125,700	6,453,438
JPMorgan Chase & Co.	267,616	12,947,262
Morgan Stanley	28,400	2,236,784

		21,637,484

Materials — 1.0%
Martin Marietta Materials, Inc.	24,800	3,352,960

Media — 6.6%
Comcast Corp.(Special Class A Stock) *	379,000	9,653,130
Gannett Co., Inc.	13,400	754,286
Lagardere SCA (France)	37,700	2,902,828

Media (cont’d.)
Liberty Media Corp.- Capital (Class A Stock)*	9,825	$1,086,547
News Corp. (Class A Stock)	257,600	5,955,712
WPP Group PLC, ADR (United Kingdom)	12,600	957,474

		21,309,977

Metals & Mining — 0.4%
China Coal Energy Co. (Hong Kong)*	1,140,700	1,219,024

Mining — 0.9%
Vulcan Materials Co.	25,100	2,923,648

Multi-Line Retail — 0.3%
Sears Holdings Corp.*	4,700	846,752

Oil, Gas & Consumable Fuels — 11.5%
Canadian Natural Resources Ltd. (Canada)	24,600	1,357,674
ConocoPhillips	198,140	13,542,869
Devon Energy Corp.	100,300	6,942,766
EOG Resources, Inc.(a)	85,570	6,104,564
Occidental Petroleum Corp.	137,000	6,755,470
Transocean, Inc. (Cayman Islands)*	31,600	2,581,720

		37,285,063

Retail & Merchandising — 7.3%
Bed Bath & Beyond, Inc.*(a)	45,400	1,823,718
Costco Wholesale Corp.	219,900	11,839,416
CVS/Caremark Corp.	121,910	4,162,007
Wal-Mart Stores, Inc.	121,700	5,713,815

		23,538,956

Software — 3.0%
Dun & Bradstreet Corp.	35,100	3,201,120
Microsoft Corp.	232,900	6,490,923

		9,692,043

Specialty Retail — 0.5%
Lowe’s Co., Inc.	52,000	1,637,480

Telecommunications Wireless — 1.8%
Nokia Corp. (Class A Stock), ADR (Finland)	37,100	850,332
SK Telecom Co. Ltd., ADR (South Korea)	66,000	1,545,720
Sprint Nextel Corp.	182,500	3,460,200

		5,856,252

Tobacco — 4.4%
Altria Group, Inc.	160,400	14,084,724

Transportation — 1.1%
Cosco Pacific Ltd. (Hong Kong)	409,200	1,013,901
Kuehne & Nagel International AG (Switzerland)	14,945	1,229,274
United Parcel Service, Inc.(Class B Stock)	20,800	1,458,080

		3,701,255

Transportation/Shipping — 0.8%
China Merchants Holdings International Co. Ltd. (Hong Kong)	576,708	2,428,322

TOTAL LONG-TERM INVESTMENTS
(cost $221,015,535)		316,965,622

SHORT-TERM INVESTMENT — 9.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $29,567,015; includes $24,899,921 of cash collateral for securities on loan) (b)(w)	29,567,015	29,567,015

TOTAL INVESTMENTS — 107.3%
(cost $250,582,550)		346,532,637
Liabilities in excess of other assets — (7.3)%		(23,712,219)

NET ASSETS — 100.0%		$322,820,418

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,948,717; cash collateral of $24,899,921 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS – 99.5%
Affiliated Mutual Funds
American Skandia Trust-Marsico Capital Growth Portfolio(a)	9,722,697	$199,995,878
The Prudential Series Fund ---
Jennison Portfolio (Class I)	9,311,647	198,803,674
Money Market Portfolio	392	3,917
Natural Resources Portfolio (Class I) (a)	356,080	17,394,507
SP Large Cap Value Portfolio (a)	27,453,802	365,684,645
SP International Value Portfolio (a)	10,725,251	127,415,981
SP PIMCO High Yield Portfolio	620,795	6,468,688
SP PIMCO Total Return Portfolio	14,274,010	160,582,609
SP Small Cap Growth Portfolio (a)	3,464,632	26,885,547
SP Small Cap Value Portfolio (a)	1,902,047	26,590,617
SP International Growth Portfolio (Class I) (a)	15,041,462	127,250,772

TOTAL LONG-TERM INVESTMENTS
(cost $1,034,848,582)		1,257,076,835

SHORT-TERM INVESTMENT – 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series
(cost $5,216,948)	5,216,948	5,216,948

TOTAL INVESTMENTS – 99.9%
(cost $1,040,065,530)(b)		1,262,293,783
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,747,228

NET ASSETS – 100.0%		$1,264,041,011

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS

Australia — 5.4%
Allco Finance Group Ltd.	151,654	$1,374,278
CSL Ltd.	23,448	1,562,707
Macquarie Bank Ltd.	176,896	11,843,734
Macquarie Infrastructure Group	369,538	1,148,135
QBE Insurance Group Ltd.	134,700	3,437,414
Woolworths Ltd.	319,200	7,022,224

		26,388,492

Austria — 2.0%
Erste Bank der
Oesterreichischen
Sparkassen AG	98,538	7,674,115
Raiffeisen International Bank
Holding AG	16,300	2,294,572

		9,968,687

Belgium — 1.1%
InBev NV	77,900	5,624,567

Brazil — 2.7%
Cia Vale do Rio Doce, ADR	153,000	5,659,470
Gafisa SA	62,500	788,720
Gol Linhas Aereas Inteligentes
SA, ADR(a)	28,400	864,212
Natura Cosmeticos SA	99,500	1,120,419
Petroleo Brasileiro SA	96,300	2,156,619
Petroleo Brasileiro SA, ADR	2,445	243,302
Unibanco - Uniao de Bancos
Brasileiros, ADR	30,389	2,657,822

		13,490,564

Canada — 2.3%
Canadian National Railway Co.	33,520	1,479,573
Manulife Financial Corp.	146,900	5,051,477
Shoppers Drug Mart Corp.	106,706	4,727,598

		11,258,648

Chile — 0.4%
Cencosud SA, ADR, 144A	33,200	1,704,206

China — 1.0%
China Merchants Holdings International Co. Ltd.	366,000	1,541,102
Focus Media Holding Ltd., ADR(a)*	23,000	1,804,580
Industrial & Commercial Bank of China (Class H Stock)*	2,625,000	1,471,492

		4,817,174

Colombia — 0.3%
Bancolombia SA, ADR	46,400	1,284,816

France — 13.7%
Accor SA	54,410	5,199,764
Axa SA	305,591	12,956,970
Cap Gemini SA	41,700	3,174,613
Cie de Saint Gobain	15,337	1,499,096
Electricite de France	3,989	334,428
Essilor International SA	30,700	3,526,897
Eurazeo	20,000	3,014,467
Groupe Danone	55,800	9,116,259
Iliad SA	12,900	1,342,921
France (cont’d.)
JC Decaux SA	59,907	$1,767,784
L’Oreal SA	90,900	9,924,334
LVMH Moet Hennessy Louis
Vuitton SA	61,000	6,767,456
Veolia Environment	119,808	8,908,098

		67,533,087

Germany — 2.7%
Continental AG	43,584	5,633,508
Linde AG	8,315	895,824
Siemens AG	63,900	6,830,545

		13,359,877

Greece — 0.8%
National Bank of Greece SA	71,976	3,817,106

Hong Kong — 4.3%
China Mobile Ltd	487,500	4,432,952
CNOOC Ltd., ADR(a)	16,438	1,440,462
Esprit Holdings Ltd.	527,800	6,190,935
Hopson Development Holdings Ltd.	381,000	956,706
Li & Fung Ltd.	1,408,400	4,425,190
Melco PBL Entertainment
(Macau) Ltd., ADR(a)*	125,537	2,026,167
Shangri La Asia Ltd.	620,000	1,534,626

		21,007,038

India — 1.6%
ICICI Bank Ltd., ADR(a)	46,188	1,697,409
Infosys Technologies Ltd., ADR(a)	122,500	6,155,625

		7,853,034

Indonesia — 0.9%
Bank Rakyat Indonesia	2,823,500	1,562,595
PT Telekomunikasi Indonesia	2,432,000	2,625,227

		4,187,822

Ireland — 1.0%
Anglo Irish Bank Corp. PLC	185,100	3,956,238
IAWS Group PLC	42,000	976,235

		4,932,473

Italy — 3.5%
Intesa Sanpaolo SpA	695,793	5,284,043
Luxottica Group SpA	182,800	5,828,873
Saipem SpA	211,800	6,167,916

		17,280,832

Japan — 13.6%
Advantest Corp.	30,700	1,362,534
Aeon Mall Co. Ltd.	80,400	2,360,692
Bank of Fukuoka Ltd. (The)	262,000	2,114,409
Chugai Pharmaceutical Co. Ltd.	129,000	3,262,220
Daikin Industries Ltd.	47,200	1,642,227
Denso Corp.	187,400	6,965,479
Fanuc Ltd.	34,500	3,211,685
Honeys Co. Ltd.	20,500	935,930
Jupiter Telecommunications Co. Ltd.*	2,459	2,065,860
K.K. DaVinci Advisors*	880	940,937
Keyence Corp.	15,140	3,416,264

Japan (cont’d.)
Komatsu Ltd.	161,400	$3,396,741
Marubeni Corp.	382,000	2,321,045
Mitsui Trust Holdings, Inc.	200,000	1,972,166
Mizuho Financial Group, Inc.	259	1,668,203
Nintendo Co. Ltd.	18,400	5,347,929
Nippon Electric Glass Co. Ltd.	45,000	788,569
ORIX Corp.	31,200	8,128,310
Shin Etsu Chemical Co. Ltd.	51,000	3,111,762
Suruga Bank Ltd.	171,000	2,228,921
Toyota Motor Corp.	67,700	4,337,534
Yamada Denki Co. Ltd.	21,520	2,005,173
Yamaha Motor Co. Ltd.	118,700	3,324,084

		66,908,674

Mexico — 3.9%
America Movil SA de CV, Series L	2,135,700	5,098,244
America Movil SA de CV, Series L, ADR	62,299	2,977,269
Cemex SA de CV, ADR*	44,316	1,451,349
Fomento Economico Mexicano SAB de CV, ADR	14,326	1,581,447
Grupo Televisia SA, ADR	80,590	2,401,582
Wal-Mart de Mexico SA de CV, Series V	1,328,200	5,671,014

		19,180,905

Netherlands — 1.7%
Koninklijke Numico NV	45,200	2,331,279
Randstad Holding NV	42,300	3,280,752
Schlumberger Ltd.	10,175	703,092
TomTom NV*	44,200	1,801,443

		8,116,566

Norway — 0.3%
Acergy SA*	79,600	1,699,176

Singapore — 2.1%
Capitaland Ltd.	1,999,000	10,540,817

South Africa — 0.3%
Naspers Ltd. (Class N Stock)	69,900	1,691,012

Spain — 1.5%
Industria de Diseno Textil SA	115,700	7,191,548

Sweden — 0.9%
Ericsson, L.M. Telefonaktiebolaget ( Class B Stock)	953,000	3,507,490
Volvo AB (Class B Stock)	9,750	821,017

		4,328,507

Switzerland — 11.7%
ABB Ltd.	532,416	9,113,486
Actelion Ltd.*	3,216	749,646
EFG International	51,100	2,228,778
Geberit AG	1,040	1,600,461
Holcim Ltd.	21,843	2,187,626
Kuehne & Nagel International AG	35,100	2,887,088
Lonza Group AG	32,391	3,113,417
Nestle SA	32,227	12,551,066
Nobel Biocare Holding AG	6,000	2,187,384

	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Roche Holding AG	53,164	$9,406,460
SGS Societe Generale	2,270	2,710,587
Swiss Re	24,255	2,215,615
Syngenta AG*	16,345	3,127,361
UBS AG	61,819	3,673,071

		57,752,046

Taiwan — 0.8%
Hon Hai Precision Industry Co. Ltd.	602,929	4,044,791

United Kingdom — 17.5%
BAE Systems PLC	407,013	3,684,318
BG Group PLC*	558,400	8,054,533
British Sky Broadcasting Group PLC	130,530	1,448,707
Cairn Energy PLC*	53,788	1,645,897
Cairn Energy PLC (Class B Stock)	66,200	390,814
Capita Group PLC	298,500	4,009,018
Carphone Warehouse Group	248,900	1,355,512
Diageo PLC	109,559	2,219,552
HBOS PLC	402,900	8,301,086
Man Group PLC	640,306	6,993,129
Northern Rock PLC	313,727	7,068,843
Reckitt Benckiser PLC	198,768	10,349,689
Rolls-Royce Group PLC*	740,200	7,199,241
Rolls-Royce Group PLC (Class B Stock)	43,819,840	88,387
Rotork PLC	71,800	1,197,444
Royal Bank of Scotland Group PLC	82,118	3,206,055
Tesco PLC	1,795,717	15,698,433
Tullow Oil PLC	119,600	858,455
Vedanta Resources PLC	80,600	2,111,077

		85,880,190

TOTAL LONG-TERM INVESTMENTS
(cost $385,892,823)		481,842,655

SHORT-TERM INVESTMENT — 4.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $19,806,957; includes $12,426,959 of cash collateral for securities on loan) (b)(w)	19,806,957	19,806,957

TOTAL INVESTMENTS — 102.0%
(cost $405,699,780)		501,649,612
Liabilities in excess of other assets — (2.0)%		(9,653,149)

NET ASSETS — 100.0%		$491,996,463

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $11,830,177; cash collateral of $12,426,959 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2007 were as follows:

Food	8.3%
Financial Services	7.1
Financial - Bank & Trust	6.9
Retail & Merchandising	5.9
Real Estate	5.5
Insurance	4.7
Oil, Gas & Consumable Fuels	4.0
Affiliated Money Market Mutual Fund (including 2.5% of collateral received for securities on loan)	4.0
Telecommunications	3.8
Pharmaceuticals	3.1
Commercial Banks	2.6
Automotive Parts	2.5
Automobile Manufacturers	2.4
Medical Supplies & Equipment	2.3
Cosmetics & Toiletries	2.2
Banks	2.2
Oil & Gas	2.2
Consumer Products & Services	2.1
Commercial Services	2.1
Beverages	1.9
Chemicals	1.8
Water	1.8
Computer Services & Software	1.7
Entertainment & Leisure	1.5
Electronic Components	1.4
Diversified Manufacturing	1.4
Diversified Operations	1.4
Lodging	1.4
Metals & Mining	1.2
Building Materials	1.0
Computer Hardware	0.8
Conglomerates	0.8
Broadcasting	0.8
Aerospace	0.8
Advertising	0.8
Media	0.7
Machinery - Construction & Mining	0.7
Leisure Equipment	0.7
Computers	0.6
Transportation	0.6
Electronic Components & Equipment	0.5
Metals	0.4
Building Products	0.3
Diversified Resources	0.3
Construction	0.3
Diversified Financial Services	0.3
Retail	0.3
Internet	0.3
Instruments - Controls	0.2
Business Services	0.2
Clothing & Apparel	0.2
Engineering/construction	0.2
Airlines	0.2
Oil Comp-integrated	0.2
Diversified Machinery	0.2
Building & Construction	0.2

102.0
Liabilities in excess of other assets	(2.0)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS

Australia — 2.0%
AWB Ltd.	310,900	$893,000
Bluescope Steel Ltd.	260,300	2,211,394
Commonwealth Bank of Australia	51,400	2,090,202
CSR Ltd.	253,300	698,863
Qantas Airways Ltd.	393,600	1,671,926
Santos Ltd.	72,300	593,755
Telestra Corp. Ltd.	402,800	1,518,721
Zinifex Ltd.	46,500	593,694

		10,271,555

Austria — 0.5%
Boehler-Uddeholm AG*	14,200	1,365,767
voestalpine AG	18,800	1,363,684

		2,729,451

Belgium — 0.6%
Dexia	24,800	740,101
Fortis	53,200	2,429,778

		3,169,879

Brazil — 1.0%
Empresa Brasileira de Aeronautica SA, ADR	107,100	4,911,606

Canada — 3.7%
Canadian Natural Resources Ltd.	121,700	6,720,117
Potash Corp. of Saskatchewan*	37,200	5,949,396
Rogers Communications, Inc. (Class B Stock)	190,600	6,238,869

		18,908,382

China — 2.1%
China Merchants Bank Co. Ltd.	2,526,500	5,096,006
China Merchants Holdings International Co. Ltd.	486,594	2,048,882
China Petroleum and Chemical Corp. (Class H Stock)	4,276,000	3,617,375

		10,762,263

Denmark — 1.5%
Danske Bank SA	28,900	1,344,548
Novo Nordisk SA (Class B Stock)	70,450	6,428,945

		7,773,493

Finland — 2.3%
Nokia Oyj	401,200	9,234,262
Rautaruukki Oyj	29,600	1,379,585
Stora Enso Oyj	73,200	1,271,190

		11,885,037

France — 9.7%
Air Liquide	22,686	5,530,658
Arkema*	130	7,454
BNP Paribas SA	31,800	3,321,500
Ciments Francais SA*	4,300	906,711
CNP Assurances SA	8,000	931,672
Compagnie Generale des Establissements Michelin (Class B Stock)	25,300	2,793,987
Credit Agricole SA	62,100	2,421,484
France Telecom SA	221,467	5,848,866
JC Decaux SA	143,899	4,246,288
LVMH Moet Hennessy Louis Vuitton SA	65,635	7,281,672
Natixis SA	30,000	729,772
PSA Peugeot Citroen SA	19,800	1,395,488
Renault SA	11,000	1,286,485
Sanofi-Aventis	69,600	6,052,659
Schneider Electric SA	9,100	1,155,202
Societe Generale	7,000	1,209,728
Thales SA	16,200	940,504
Total SA	17,200	1,205,119
Valeo SA	23,100	1,354,975
Vivendi	29,500	1,198,774

		49,818,998

Germany — 5.9%
Altana AG	12,200	792,375
BASF AG	69,400	7,813,399
Bayer AG	17,100	1,092,806
Daimler-Chrysler AG	15,600	1,279,526
Deutsche Bank AG	18,400	2,478,601
Deutsche Telekom AG	51,300	848,387
E.ON AG	68,100	9,259,031
MAN AG	10,600	1,233,332
ThyssenKrup AG	46,900	2,320,597
TUI AG	35,200	870,372
Volkswagen AG	15,000	2,254,238

		30,242,664

Greece — 1.1%
OPAP SA	146,593	5,624,108

Hong Kong — 3.1%
Chaoda Modern Agriculture Holdings Ltd.	1,011,000	709,065
China Mobile Ltd.	851,440	7,742,345
CITIC Pacific Ltd.	238,000	880,297
Hong Kong Exchanges and Clearing Ltd.	431,900	4,209,277
HongKong Electric Holdings	119,500	613,291
Orient Overseas International Ltd.	169,392	1,573,925
Solomon Systech International Ltd.	525,000	82,645

		15,810,845

Ireland — 1.4%
Allied Irish Banks PLC	200,214	5,924,124
Irish Life & Permanent PLC	45,500	1,249,048

		7,173,172

Israel — 3.8%
Amdocs Ltd.*	251,100	9,160,128
Teva Pharmaceutical Industries Ltd., ADR	278,800	10,435,484

		19,595,612

Italy — 2.5%
Banche Popolari Unite SpA	26,200	$775,231
Banco Ambrosiano Veneto SpA	262,484	1,993,376
Banco Popolare di Verona e Novara Scrl	37,000	1,149,160
Eni SpA	251,638	8,188,597
Fondiaria SAI SpA	17,000	780,521

		12,886,885

Japan — 15.2%
Alpine Electronics, Inc.	45,300	814,969
ALPS Electric Co. Ltd.	51,800	606,619
Asahi Breweries Ltd.	79,800	1,279,888
Asahi Kasei Corp.	122,000	888,289
Bank of Yokohama Ltd. (The)	167,600	1,250,173
Capcom Co. Ltd.	5,600	80,407
Cosmo Oil Co. Ltd.	149,000	624,627
Denki Kagaku Kogyo Kabushiki Kiasha	217,000	1,016,497
Fanuc Ltd.	53,500	4,980,440
Fuji Heavy Industries Ltd.	241,100	1,252,149
Hitachi Ltd.	165,000	1,279,786
Hokkaido Electric Power Co., Inc.	40,800	1,083,707
Hokuetsu Paper Mills Ltd.	9,100	46,797
Honda Motor Co. Ltd.	74,200	2,587,933
Hosiden Corp.	39,900	572,225
Kaken Pharmaceutical Co. Ltd.	78,000	634,776
Kansai Electric Power Co., Inc. (The)	88,500	2,545,952
Kurabo Industries Ltd.	152,000	421,792
Kyowa Hakko Kogyo Co. Ltd.	54,000	499,491
Kyushu Electric Power Co., Inc.	28,200	801,680
Marubeni Corp.	124,600	757,074
Mitsubishi Chemical Holdings Corp.	126,000	1,072,454
Nihon Kohden Corp.	33,000	770,112
Nintendo Co. Ltd.	17,210	5,002,058
Nippon Oil Corp.	243,000	1,971,385
Nippon Telegraph and Telephone Corp.	400	2,114,732
Nippon Unipac Group, Inc.	700	2,488,968
Nipro Corp.	25,000	487,950
Nissan Motor Co. Ltd.	213,100	2,283,989
Nomura Holdings, Inc.	91,700	1,910,417
NSK Ltd.	39,000	371,996
NTT DoCoMo, Inc.	1,400	2,589,952
OJI Paper Co. Ltd.	132,000	700,102
Okasan Holdings, Inc.	46,900	366,158
Ono Pharmaceutical Co. Ltd.	15,200	851,324
Osaka Gas Co. Ltd.	82,000	318,007
Promise Co. Ltd.	3,800	143,177
Rengo Co. Ltd.	87,000	493,915
Ricoh Co. Ltd.	59,000	1,329,302
Santen Pharmaceutical Co. Ltd.	21,200	545,112
Sanyo Electric Credit Co. Ltd.	23,000	630,431
Secom Co. Ltd.	67,400	3,128,632
Shiseido Co. Ltd.	237,000	4,816,828
Sumitomo Corp.	56,000	1,007,468
Takefuji Corp.	15,100	606,102
Tanabe Seiyaku Co. Ltd.	112,000	1,523,557
Tohoku Electric Power Co., Inc.	10,200	258,809
Tokyo Electric Power Co., Inc.	44,400	1,518,432
Toppan Printing Co. Ltd.	64,000	668,024
Toyota Motor Corp.	140,200	8,982,604
Yamada Denki Co. Ltd.	40,340	3,758,768
Yokohama Rubber Co. Ltd.	172,000	1,056,755

		77,792,791

Mexico — 2.7%
America Movil SA de CV, ADR	116,300	5,557,977
Grupo Mexico SAB de CV, Series B	965,400	4,460,435
Wal-Mart de Mexico SA de CV	923,600	3,943,494

		13,961,906

Netherlands — 2.0%
ABN AMRO Holding NV	30,700	1,321,356
Aegon NV	48,400	964,651
ING Groep NV, ADR	64,800	2,739,711
Koninklijke (Royal) KPN NV	134,500	2,094,965
Oce NV	58,900	1,079,507
Royal Dutch Shell (Class A Stock)	60,600	2,015,709

		10,215,899

Norway — 0.3%
Norsk Hydro ASA	40,600	1,345,919

Portugal — 0.2%
EDP Energias de Portugal SA	169,300	909,157

Russia — 0.7%
Sberbank	940	3,351,100

Singapore — 0.6%
MobileOne Ltd.	490,000	707,313
Neptune Orient Lines Ltd.	336,000	717,556
Singapore Airlines Ltd.	131,000	1,433,346

		2,858,215

South Korea — 1.3%
Shinhan Financial Group Co. Ltd.	116,000	6,658,163

Spain — 1.7%
Banco Bilbao Vizcaya Argentaria SA	96,300	2,364,437
Banco Santander Central Hispano SA	197,100	3,517,621
Repsol YPF SA	61,200	2,063,463
Telefonica SA	41,400	912,516

		8,858,037

Sweden — 1.2%
Electrolux AB, Series B*	59,500	1,508,206
Husqvarna AB (Class B Stock)*	42,700	704,757
Nordea Bank AB	163,000	2,602,752
SSAB Svenskt Stal AB, Series B	45,500	1,306,460

		6,122,175

Switzerland — 9.5%
Baloise Holding	17,700	1,842,612
Ciba Specialty Chemicals AG	2,600	171,279
Credit Suisse Group*	50,800	3,645,443
Georg Fischer AG*	1,900	1,375,962

Switzerland (cont’d.)
Givaudan SA	3,472	$3,211,561
Nestle SA	19,000	7,399,704
Novartis AG	119,615	6,861,018
Rieter Holdings AG	1,400	697,609
Roche Holding AG	50,685	8,967,843
Swiss Re	15,500	1,415,875
Swisscom AG	5,500	1,988,129
Syngenta AG*	7,100	1,358,474
UBS AG*	120,860	7,181,082
Verwaltungs und Privat Bank AG	2,900	711,188
Zurich Financial Services AG	5,900	1,703,020

		48,530,799

United Kingdom — 20.9%
Alliance & Leicester PLC	41,800	932,782
Alliance Boots PLC	451,431	9,118,876
Anglo American PLC	22,700	1,195,818
AstraZeneca PLC	52,900	2,846,067
Aviva PLC	60,100	885,232
Barclays PLC	202,300	2,870,266
BP PLC	388,200	4,216,825
Bradford & Bingley PLC	101,000	902,833
Brit Insurance Holdings PLC	169,600	1,076,333
BT Group PLC	549,700	3,285,739
Cadbury Schweppes PLC	274,820	3,526,037
Carnival PLC	101,931	4,912,313
Dairy Crest Group PLC	40,400	529,874
DS Smith PLC	158,000	695,683
DSG International PLC	317,100	1,060,806
GKN PLC	203,300	1,526,240
GlaxoSmithKline PLC	47,500	1,305,813
Hanson PLC	6,100	98,132
HBOS PLC	142,700	2,940,097
Interserve PLC	132,100	1,265,318
Kingfisher	1,192,211	6,527,987
Legal & General PLC	364,200	1,139,536
Lloyds TSB Group PLC	979,266	10,791,447
Next PLC	188,964	8,362,950
Northern Foods PLC	162,900	396,696
Old Mutual PLC	230,800	745,307
Reckitt Benckiser PLC	116,623	6,072,465
Rio Tinto PLC	69,409	3,963,731
Royal & Sun Alliance Insurance Group PLC	396,400	1,263,687
Royal Bank of Scotland Group PLC	56,700	2,213,684
Royal Dutch Shell PLC (Class B Stock)	103,100	3,430,783
SABMiller PLC	243,500	5,342,750
Tate & Lyle PLC	65,200	737,745
Taylor Woodrow PLC	107,500	1,035,505
Tomkins PLC	125,800	660,972
TT Electronics PLC	127,500	600,906
Vodafone Group PLC	1,254,400	3,344,771
Vodafone Group PLC, ADR	185,700	4,987,902

		106,809,908

United States — 1.6%
Schlumberger Ltd.	118,500	8,188,350

TOTAL LONG-TERM INVESTMENTS
(cost $432,158,794)		507,166,369

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series(cost $2,180,592)(w)	2,180,592	2,180,592

TOTAL INVESTMENTS — 99.5%
(cost $434,339,386)		509,346,961
Other assets in excess of liabilities(u) — 0.5%		2,684,842

NET ASSETS — 100.0%		$512,031,803

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(u)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 04/04/07	EUR	12,600	$16,757,245	$16,835,017	$(77,772)
Japanese Yen,
Expiring 04/03/07	JPY	1,161	9,849	9,850	(1)
Mexican Peso,
Expiring 06/06/07	MXP	103,000	9,415,852	9,296,818	119,034
Expiring 06/06/07	MXP	46,800	4,164,246	4,224,185	(59,939)

			$30,347,192	$30,365,870	$(18,678)

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2007 were as follows:

Financial - Bank & Trust	13.9%
Telecommunications	10.6
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	8.1
Chemicals	5.5
Automobile Manufacturers	4.1
Financial Services	3.7
Consumer Products & Services	3.0
Insurance	2.8
Utilities	2.8
Retail & Merchandising	2.5
Electronic Components	2.2
Entertainment & Leisure	2.2
Diversified Operations	1.9
Building Materials	1.7
Metals & Mining	1.6
Semiconductors	1.5
Food	1.5
Automobiles	1.3
Automotive Parts	1.3
Beverages	1.3
Media	1.2
Gaming	1.1
Wireless Telecommunication Services	1.0
Aerospace	1.0
Cosmetics & Toiletries	0.9
Advertising	0.8
Diversified Metals	0.8
Retail	0.7
Food Products	0.7
Airlines	0.6
Telecom - Cellular	0.5
Paper & Related Products	0.5
Office Equipment	0.5
Transportation	0.5
Paper & Forest Products	0.4
Affiliated Money Market Mutual Fund	0.4
Conglomerates	0.4
Diversified Financial Services	0.4
Machinery & Equipment	0.3
Diversified	0.3
Foods	0.3
Furniture	0.3
Iron / Steel	0.3
Medical Supplies & Equipment	0.3
Steel Producers/Products	0.2
Insurance - Property Insurance	0.2
Oil & Gas	0.2
Multimedia	0.2
Electrical Equipment	0.2
Commercial Banks	0.2
Construction	0.2
Distribution/Wholesale	0.2
Aerospace & Defense	0.2
Agriculture	0.2
Electric	0.2
Farming & Agriculture	0.2
Business Services	0.1
Consumer Products	0.1
Forest Products & Paper	0.1
Commercial Services	0.1
Mining	0.1
Clothing & Apparel	0.1

99.5%
Other assets in excess of liabilities	0.5

100.0%

SP LARGE CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace/Defense — 2.0%
Goodrich Corp.	22,000	$1,132,560
Lockheed Martin Corp.	5,500	533,610
Northrop Grumman Corp.	171,800	12,750,996
United Technologies Corp.	76,700	4,985,500

		19,402,666

Auto Components — 0.7%
Johnson Controls, Inc.	56,100	5,308,182
Magna International, Inc.(Class A Stock)	24,400	1,832,684

		7,140,866

Automotive Parts
Advance Auto Parts, Inc.	12,300	474,165

Banks — 1.6%
Fannie Mae	246,400	13,448,512
KeyCorp(a)	64,900	2,431,803

		15,880,315

Chemicals — 2.0%
Air Products & Chemicals, Inc.	34,400	2,541,816
Dow Chemical Co.	65,900	3,022,174
Eastman Chemical Co.	106,200	6,725,646
Praxair, Inc.	28,700	1,806,952
Rohm & Haas Co.	93,500	4,835,820

		18,932,408

Commercial Banks — 4.7%
Bank of America Corp.	665,545	33,956,106
Comerica, Inc.	108,700	6,426,344
Marshall & Ilsley Corp.(a)	73,000	3,380,630
UnionBanCal Corp.	30,300	1,921,626
Zions Bancorp	2,500	211,300

		45,896,006

Commercial Services — 0.1%
Domtar Corp (Canada)*(a)	126,805	1,180,555
Travelcenters of America LLC*	3,850	147,917

		1,328,472

Commercial Services & Supplies — 0.1%
Avis Budget Group*	23,460	640,927

Communication Equipment — 0.2%
QUALCOMM, Inc.	36,900	1,574,154

Computers & Peripherals — 0.3%
Hewlett-Packard Co.	38,800	1,557,432
Sun Microsystems, Inc.*(a)	281,500	1,691,815

		3,249,247

Construction — 0.2%
D.R. Horton, Inc.(a)	31,200	686,400
Toll Brothers, Inc.*	44,100	1,207,458

		1,893,858

Consumer Products & Services — 3.3%
Avon Products, Inc.	18,600	693,036
Procter & Gamble Co.	268,300	16,945,828
UST, Inc.(a)	240,900	13,967,382

		31,606,246

Diversified Financial Services — 9.6%
Bank of New York Co., Inc. (The)	9,600	$389,280
Capital One Financial Corp.	53,300	4,022,018
CIT Group, Inc.	112,000	5,927,040
Citigroup, Inc.	462,600	23,749,884
Countrywide Credit Industries, Inc.	104,300	3,508,652
E*Trade Financial Corp.*(a)	17,200	364,984
JPMorgan Chase & Co.	162,500	7,861,750
Merrill Lynch & Co., Inc.	15,700	1,282,219
Morgan Stanley	154,700	12,184,172
State Street Corp.	76,200	4,933,950
SunTrust Banks, Inc.(a)	37,500	3,114,000
TCF Financial Corp.	77,900	2,053,444
U.S. Bancorp	344,200	12,036,674
Wells Fargo & Co.	328,800	11,320,584

		92,748,651

Diversified Financials — 0.3%
Franklin Resources, Inc.	22,000	2,658,260

Diversified Manufacturing Operations — 0.1%
Textron, Inc.	8,800	790,240

Diversified Telecommunication Services — 4.6%
AT&T, Inc.	444,000	17,506,920
Cisco Systems, Inc.*	52,900	1,350,537
Corning, Inc.*	80,800	1,837,392
Motorola, Inc.	63,500	1,122,045
Sprint Nextel Corp.	241,300	4,575,048
Verizon Communications, Inc.	472,900	17,932,368

		44,324,310

Electric — 0.2%
DTE Energy Co.(a)	42,500	2,035,750

Electric—Integrated — 0.2%
Sierra Pacific Resources*	132,500	2,302,850

Electric Utilities — 6.6%
American Electric Power Co., Inc.	148,500	7,239,375
CMS Energy Corp.(a)	180,800	3,218,240
Consolidated Edison, Inc.(a)	82,000	4,186,920
Dominion Resources, Inc.	7,500	665,775
Edison International	140,900	6,922,417
Exelon Corp.	123,400	8,478,814
FPL Group, Inc.	81,800	5,003,706
General Electric Co.	537,700	19,013,072
Ingersoll-Rand Co. Ltd.(Class A Stock)	42,200	1,830,214
Northeast Utilities	83,200	2,726,464
PG&E Corp.	2,500	120,675
Pinnacle West Capital Corp.	17,100	825,075
Xcel Energy, Inc.	154,200	3,807,198

		64,037,945

Energy Equipment & Services — 0.1%
Weatherford International Ltd.*	32,300	1,456,730

Entertainment & Leisure — 0.1%
Sabre Holdings Corp.	22,200	727,050

Exchange Traded Fund — 0.2%
iShares Russell 1000 Value Index Fund	19,970	$1,660,306

Financial - Bank & Trust — 3.0%
PNC Financial Services Group, Inc.	38,000	2,734,860
Sovereign Bancorp, Inc.	167,285	4,255,730
Wachovia Corp.	222,600	12,254,130
Washington Mutual, Inc.(a)	238,700	9,638,706

		28,883,426

Financial - Brokerage — 0.2%
MGIC Investment Corp.	38,300	2,256,636

Financial Services — 1.7%
Freddie Mac	261,300	15,544,737
TD Ameritrade Holding Corp.	70,100	1,043,088

		16,587,825

Food & Staples Retailing — 0.9%
Safeway, Inc.	91,700	3,359,888
Sysco Corp.	14,800	500,684
Wal-Mart Stores, Inc.	96,100	4,511,895

		8,372,467

Food Products — 0.7%
General Mills, Inc.(a)	22,500	1,309,950
Kellogg Co.	48,700	2,504,641
Kraft Foods, Inc.(Class A Stock) (a)	23,300	737,678
Unilever PLC, ADR (United Kingdom)	60,540	1,820,438

		6,372,707

Food
Wrigley, (Wm., Jr.) Co.	1,600	81,488

Healthcare Providers & Services — 2.3%
Aetna, Inc.	154,100	6,748,039
Tenet Healthcare Corp.*(a)	431,900	2,777,117
UnitedHealth Group, Inc.	171,100	9,063,167
WellPoint, Inc.*	46,100	3,738,710

		22,327,033

Healthcare Services — 0.2%
Burlington North Santa Fe Corp.	18,400	1,479,912
Quest Diagnostics, Inc.	14,100	703,167

		2,183,079

Healthcare Supplies — 0.5%
Amgen, Inc.*	96,400	5,386,832

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.	3,700	239,945

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp. (Panama)	19,500	913,770
McDonald’s Corp.	68,700	3,094,935
Wyndham Worldwide Corp.*	46,920	1,602,318
Yum! Brands, Inc.	35,400	2,044,704

		7,655,727

Household Durables — 1.2%
Centex Corp	62,000	2,590,360

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Lennar Corp.(Class A Stock) (a)	193,800	$8,180,298
Lennar Corp.(Class B Stock)	16,500	650,595

		11,421,253

Industrial Conglomerates — 2.4%
3M Co.	105,000	8,025,150
Eaton Corp.	36,800	3,075,008
Tyco International Ltd.	401,100	12,654,705

		23,754,863

Insurance — 7.8%
Allstate Corp. (The)	1,200	72,072
AMBAC Financial Group, Inc.(a)	65,000	5,615,350
American International Group, Inc.	63,000	4,234,860
Assurant, Inc.	55,100	2,955,013
Chubb Corp. (The)	128,800	6,655,096
CIGNA Corp.	13,100	1,868,846
Genworth Financial, Inc.(Class A Stock)	333,600	11,655,984
Hanover Insurance Group, Inc. (The)	50,300	2,319,836
Hartford Financial Services Group, Inc.	77,100	7,369,218
Lincoln National Corp.	600	40,674
MBIA, Inc.	68,100	4,459,869
MetLife, Inc.	86,700	5,475,105
Protective Life Corp.	27,300	1,202,292
Provident Corp.(a)	275,500	6,344,765
Travelers Cos Inc The	173,700	8,992,449
W.R. Berkely Corp.	71,200	2,358,144
XL Capital Ltd.(Class A Stock) (a)	50,200	3,511,992

		75,131,565

Internet Services
eBay, Inc.*	3,900	129,285
Expedia, Inc.*	8,700	201,666

		330,951

IT Consulting & Services — 0.3%
Affiliated Computer Services, Inc. (Class A Stock)*	9,700	571,136
International Business Machines Corp.	23,600	2,224,536

		2,795,672

IT Services — 0.8%
Electronic Data Systems Corp.	290,600	8,043,808

Machinery — 0.4%
Deere & Co.	6,700	727,888
Dover Corp.	11,600	566,196
SPX Corp.(a)	31,000	2,176,200

		3,470,284

Machinery & Equipment — 0.1%
Rockwell Automation, Inc.	15,900	951,933

Media — 2.7%
CBS Corp.(Class B Stock) (a)	156,500	4,787,335
Clear Channel Communications, Inc.	6,100	213,744

Media (cont’d.)
Comcast Corp. (Class A Stock)*(a)	85,050	$2,207,047
E.W. Scripps Co. (Class A Stock)(Class A Stock)	20,100	898,068
EchoStar Communications Corp.(Class A Stock) *	5,600	243,208
Gannett Co., Inc.	41,800	2,352,922
Idearc, Inc.	147,300	5,170,230
News Corp.(Class A Stock)	245,200	5,669,024
Time Warner, Inc.	69,400	1,368,568
Walt Disney Co. (The)	84,400	2,905,892

		25,816,038

Metals & Mining — 1.3%
Alcoa, Inc.(a)	250,600	8,495,340
United States Steel Corp.	37,800	3,748,626

		12,243,966

Miscellaneous Manufacturers — 0.1%
Honeywell International, Inc.	11,400	525,084
Multi-Line Retail — 0.4%
Abercrombie & Fitch Co.,(Class A Stock)	5,800	438,944
Kohl’s Corp.*	17,800	1,363,658
Lowe’s Cos., Inc.	63,000	1,983,870
Target Corp.	8,300	491,858

		4,278,330

Multi-Utilities — 0.2%
Dynegy, Inc.(Class A Stock)	33,600	311,136
SCANA Corp.(a)	36,400	1,571,388

		1,882,524

Networking Products — 0.1%
Juniper Networks, Inc.*(a)	28,000	551,040

Office Equipment — 0.5%
Staples, Inc.	172,400	4,454,816

Oil & Gas — 1.9%
Apache Corp.	80,300	5,677,210
Occidental Petroleum Corp.	264,000	13,017,840

		18,695,050

Oil & Gas Equipment & Services — 0.2%
Schlumberger Ltd. (Netherlands)	23,500	1,623,850

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	128,800	5,535,824
BJ Services Co.	4,800	133,920
ChevronTexaco Corp.	197,700	14,621,892
ConocoPhillips	362,201	24,756,438
Devon Energy Corp.	196,300	13,587,886
Ecnana Corp.(a)	34,000	1,721,420
Exxon Mobil Corp.	358,000	27,011,100
Halliburton Co.	96,300	3,056,562
Hess Corp.	33,400	1,852,698
Marathon Oil Corp.	23,800	2,352,154
Royal Dutch Shell PLC, ADR (c (Netherlands)	52,200	3,477,042
Sunoco, Inc.	34,200	2,409,048
Valero Energy Corp.	47,600	3,069,724
Oil, Gas & Consumable Fuels (cont’d.)
XTO Energy, Inc.	102,700	$5,628,987

		109,214,695

Paper & Forest Products — 0.5%
Weyerhaeuser Co.	65,784	4,916,696

Pharmaceuticals — 5.1%
Abbott Laboratories	52,300	2,918,340
Eli Lilly & Co.	51,300	2,755,323
Merck & Co., Inc.	240,100	10,605,217
Pfizer, Inc.	700,900	17,704,734
Schering-Plough Corp.	96,200	2,454,062
Sepracor, Inc.*(a)	23,500	1,095,805
Wyeth	240,400	12,027,212

		49,560,693

Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co.(Class A Stock) (a)	51,400	2,965,266
Boston Properties, Inc.	19,600	2,301,040
Hospitality Properties Trust*(a)	38,500	1,801,800
Host Marriott Corp.	49,500	1,302,345
ProLogis(a)	84,500	5,486,585
Simon Property Group, Inc.(a)	7,500	834,375

		14,691,411

Real Estate Management & Development — 0.4%
Realogy Corp*	120,850	3,578,369

Retail — 0.7%
Borders Group, Inc.(a)	150,700	3,077,294
Family Dollar Stores, Inc.	17,700	524,274
Federated Department Stores, Inc.	75,200	3,387,760

		6,989,328

Retail & Merchandising — 0.2%
SUPERVALU, Inc.(a)	26,500	1,035,355
TJX Cos., Inc.	29,900	806,104

		1,841,459

Semiconductors — 0.1%
Xilinx, Inc.(a)	32,000	823,360

Software — 2.9%
BMC Software, Inc.*(a)	106,500	3,279,135
CA, Inc.(a)	354,515	9,185,484
First Data Corp.	116,100	3,123,090
Microsoft Corp.	419,300	11,685,891
Oracle Corp.*	32,000	580,160

		27,853,760

Specialty Retail — 1.3%
Home Depot, Inc. (The)	311,200	11,433,488
J.C. Penney Co., Inc.	19,700	1,618,552

		13,052,040

Telecommunication Services — 0.3%
Crown Castle International Corp.*(a)	77,600	2,493,288

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.*	9,300	465,465

Textiles, Apparel & Luxury Goods (cont’d.)
Jones Apparel Group, Inc.(a)	97,300	$2,990,029

		3,455,494

Tobacco — 4.1%
Altria Group, Inc.	423,900	37,222,659
Imperial Tobacco Group, ADR (United Kingdom)	22,700	2,037,098

		39,259,757

Transportation — 0.8%
CSX Corp.	42,100	1,686,105
FedEx Corp.	10,800	1,160,244
Norfolk Southern Corp.	104,400	5,282,640

		8,128,989

Utilities — 0.6%
Illinois Tool Works, Inc.	14,800	763,680
TXU Corp.	73,800	4,730,580

		5,494,260

TOTAL LONG-TERM INVESTMENTS (cost $814,451,698)		948,433,213

SHORT-TERM INVESTMENT — 12.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $118,499,264; includes $101,104,082 of cash collateral for securities on loan)(b)(w)	118,499,264	118,499,264

TOTAL SHORT-TERM INVESTMENT (cost $118,499,264)		118,499,264

TOTAL INVESTMENTS — 110.3% (cost $932,950,962)		1,066,932,477

Liabilities in excess of other assets — (10.3)%		(99,702,245)

NET ASSETS — 100.0%		$967,230,232

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $97,152,915; cash collateral of $101,104,082 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SP MID-CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS

Advertising — 1.0%
Omnicom Group, Inc.	13,000	$1,330,940

Aerospace — 2.0%
BE Aerospace, Inc.*	41,000	1,299,700
Rockwell Collins, Inc.	19,000	1,271,670

		2,571,370

Automobile Manufacturers — 0.9%
CarMax, Inc.*(a)	49,400	1,212,276

Beverages — 3.3%
Hansen Natural Corp.*(a)	55,700	2,109,916
Molson Coors Brewing Co.(Class B Stock)	24,000	2,270,880

		4,380,796

Business Services — 0.5%
Thermo Fisher Scientific, Inc.*(a)	15,200	710,600

Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	14,400	1,176,048

Chemicals — 1.0%
International Flavors & Fragrances, Inc.	28,675	1,354,034

Clothing & Apparel — 2.2%
VF Corp.	35,100	2,899,962

Commercial Services — 2.3%
Alliance Data Systems Corp.*	10,525	648,550
Convergys Corp.*	38,200	970,662
TeleTech Holdings, Inc.*	18,500	678,765
THQ, Inc.*(a)	20,800	711,152

		3,009,129

Commercial Services & Supplies — 5.6%
Corrections Corp. of America*(a)	61,000	3,221,410
Manpower, Inc.	9,000	663,930
Sotheby’s	78,000	3,469,440

		7,354,780

Communication Equipment — 0.8%
Avaya, Inc.*	92,500	1,092,425

Computer Hardware — 9.1%
Apple Computer, Inc.*	64,100	5,955,531
Brocade Communications Systems, Inc.*	198,000	1,884,960
Cognizant Technology Solutions Corp. (Class A Stock) *	46,700	4,122,209

		11,962,700

Computer Services & Software — 2.2%
BMC Software, Inc.*	71,300	2,195,327
FactSet Research Systems, Inc.	10,300	647,355

		2,842,682

Computers — 2.9%
Synopsys, Inc.*(a)	144,000	3,777,120

Computers & Peripherals — 0.5%
NCR Corp.*	14,300	683,111

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.*	9,200	1,124,332

Electronic Components — 4.9%
Amphenol Corp.(Class A Stock)	40,900	2,640,913
Dolby Laboratories, Inc. (Class A Stock) *	21,300	735,063
Garmin Ltd.(a)	57,000	3,086,550

		6,462,526

Electronic Equipment & Instruments — 2.3%
Avnet, Inc.*(a)	38,800	1,402,232
General Cable Corp.*(a)	30,400	1,624,272

		3,026,504

Energy Equipment & Services — 1.3%
Cameron International Corp.*(a)	26,700	1,676,493

Entertainment & Leisure — 0.9%
Harley-Davidson, Inc.	19,600	1,151,500

Financial Services — 3.6%
Ameriprise Financial, Inc.	51,325	2,932,710
Chicago Mercantile Exchange Holdings, Inc.	3,450	1,836,987

		4,769,697

Financial/Business Services — 1.1%
Dun & Bradstreet Corp. (The)	16,000	1,459,200

Healthcare Equipment & Supplies — 1.0%
Dentsply International, Inc.	41,825	1,369,769

Healthcare Services — 3.5%
Davita, Inc.*	47,000	2,506,040
WellCare Health Plans, Inc.*(a)	24,600	2,097,150

		4,603,190

Hotels & Motels — 0.9%
Wynn Resorts Ltd.(a)	12,200	1,157,292

Insurance — 3.7%
Arch Capital Group Ltd. (Bermuda)*	38,600	2,632,906
Assurant, Inc.	40,200	2,155,926

		4,788,832

Internet Services — 3.9%
IAC/InterActive Corp.*	25,800	972,918
NutriSystem, Inc.*(a)	20,800	1,090,128
ValueClick, Inc.*(a)	117,000	3,057,210

		5,120,256

Internet Software & Services — 4.2%
Akamai Technologies, Inc.*(a)	82,000	4,093,440
Oracle Corp.*	76,000	1,377,880

		5,471,320

Machinery & Equipment — 0.5%
Snap-On, Inc.	13,500	649,350

Manufacturing — 2.3%
Hasbro, Inc.	107,200	3,068,064

	Shares	Value
COMMON STOCKS (Continued)

Media — 0.9%
Comcast Corp. (Class A Stock)*	47,700	$1,237,815

Medical Supplies & Equipment — 0.8%
Sepracor, Inc.*(a)	21,500	1,002,545

Metals & Mining — 1.1%
Titanium Metals Corp.*	39,200	1,406,496

Oil, Gas & Consumable Fuels — 4.5%
ENSCO International, Inc.	24,800	1,349,120
FMC Technologies, Inc.*	21,400	1,492,864
Oceaneering International, Inc.*	73,400	3,091,608

		5,933,592

Pharmaceuticals — 4.9%
Forest Laboratories, Inc.*(a)	80,075	4,119,058
Medicis Pharmaceutical Corp. (Class A Stock)(a)	35,000	1,078,700
OSI Pharmaceuticals, Inc.*(a)	38,800	1,280,400

		6,478,158

Real Estate Investment Trusts — 1.0%
Archstone-Smith Trust	25,000	1,357,000

Restaurants — 0.2%
Burger King Holdings, Inc.	11,300	244,080

Retail & Merchandising — 4.8%
Children’s Place Retail Stores, Inc. (The)*	40,000	2,230,400
Gamestop Corp.*	28,000	911,960
Under Armour, Inc. (Class A Stock)*(a)	60,700	3,113,910

		6,256,270

Semiconductors — 1.7%
MEMC Electronic Materials, Inc.*	35,700	2,162,706

Software — 0.5%
Parametric Technology Corp.*(a)	34,300	654,787

Telecommunications — 5.5%
Cisco Systems, Inc.*	48,000	1,225,440
Millicom International Cellular SA (Luxembourg)*	21,500	1,684,740
Polycom, Inc.*	19,800	659,934
Time Warner Telecom, Inc. (Class A Stock)*(a)	147,300	3,059,421
VeriFone Holdings, Inc.*	16,500	606,045

		7,235,580

Textiles & Apparel — 2.4%
Skechers USA, Inc. (Class A Stock)*	92,000	3,088,440

TOTAL LONG-TERM INVESTMENTS (cost $113,433,020)		129,313,767

SHORT-TERM INVESTMENT — 27.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $35,835,169; includes $34,006,111 of cash collateral received for securities on loan)(b)(w)	35,835,169	35,835,169

TOTAL INVESTMENTS — 125.8% (cost $149,268,189)		165,148,936

Liabilities in excess of other assets — (25.8)%		(33,903,547)

NET ASSETS — 100.0%		$131,245,389

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $32,840,793; cash collateral of $34,006,111 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP PIMCO HIGH YIELD PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings		Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.0%

BANK NOTES — 5.9%
Ford Motor Co.	Ba-		8.36%	11/29/13	$1,000	$1,006,375
Goodyear Tire & Rubber Co. (The)	Ba-		8.14%	04/30/10	1,500	1,514,374
HCA, Inc.	Ba-		7.60%	11/13/13	748	755,205
Headwaters, Inc.	Ba-		7.32%	04/30/11	426	428,267
Healthsouth Corp.	B(d)		7.86%	02/02/13	1,241	1,250,188
Hertz Corp.	Ba		5.35%	12/21/12	111	112,101
Hertz Corp.	Ba+		7.07%	12/21/12	585	589,680
Hertz Corp.	Ba+		7.09%	12/21/12	38	38,084
MGM Studios	Ba-		8.61%	04/08/12	997	999,942
Nordic Telephone (Denmark)	Ba+		6.08%	11/30/13	EUR 500	675,436
Nordic Telephone (Denmark)	Ba+		6.58%	11/30/14	EUR 500	677,133
Reliant Energy	B+(d)		5.19%	12/01/10	429	432,154
Reliant Energy	B+(d)		7.70%	12/01/10	571	576,205
Roundy’s, Inc.	B+(d)		8.07%	10/27/11	2	2,498
Roundy’s, Inc.	Ba-		8.09%	10/27/11	988	996,660
Spansion LLC	Ba-		8.36%	10/30/12	1,500	1,512,500
Univision Communication	Ba-		6.25%	09/15/14	1,000	1,000,628
VNU/Nielsen Finance LLC	B+(d)		7.61%	08/08/13	1,995	2,014,120
Wind Acquisitions Finance	B-(d)		12.61%	12/21/11	301	311,258

TOTAL BANK NOTES
(cost $14,666,874)						14,892,808

CORPORATE BONDS — 87.8%

Advertising — 0.9%
R.H. Donnelley Corp., Sr. Disc. Notes	B3		6.875%	01/15/13	175	170,188
R.H. Donnelley Corp., Sr. Notes	B3		8.875%	01/15/16	2,000	2,125,000

						2,295,188

Aerospace — 0.2%
TransDigm, Inc., Sr. Sub. Notes, 144A	B3		7.75%	07/15/14	400	413,000

Aerospace & Defense — 1.5%
Armor Holdings, Inc., Sr. Sub. Notes	B1		8.25%	08/15/13	1,000	1,050,000
DRS Technologies, Inc., Gtd. Notes	B3		7.625%	02/01/18	1,000	1,040,000
L-3 Communications Corp., Gtd. Notes	Ba3		6.375%	10/15/15	975	966,469
L-3 Communications Corp., Gtd. Notes	Ba3		7.625%	06/15/12	630	648,900

						3,705,369

Airlines — 0.2%
United AirLines, Inc., Pass-Through Certs., Series 01-1	BBB	(d)	6.201%	09/01/08	343	345,634
United AirLines, Inc., Pass-Through Certs., Series 01-1	BBB	(d)	6.602%	09/01/13	202	205,252

						550,886

Apparel — 0.7%
Quiksilver, Inc., Co. Gtd. Notes	Ba3		6.875%	04/15/15	1,875	1,767,188

Automotive — 2.7%
ArvinMeritor, Inc., Unsec’d. Notes	B1		8.75%	03/01/12	790	815,675
Cooper-Standard Automotive, Inc., Gtd. Notes	B3		7.00%	12/15/12	1,250	1,165,625
General Motors Corp., Debs.	Caa1		8.25%	07/15/23	2,500	2,250,000
General Motors Corp., Debs.	Caa1		8.80%	03/01/21	300	288,750
Tenneco, Inc., Gtd. Notes	B3		8.625%	11/15/14	555	578,587
Tenneco, Inc., Sec’d. Notes	Ba3		10.25%	07/15/13	875	953,750
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3		7.00%	03/15/14	250	245,000
TRW Automotive, Inc., Gtd. Notes, 144A	B2		7.25%	03/15/17	500	490,000

						6,787,387

Automotive Parts — 0.6%
Goodyear Tire & Rubber Co. (The), Sr. Notes	B2		9.00%	07/01/15	850	932,875

Automotive Parts (cont’d)
Goodyear Tire & Rubber Co. (The), Sr. Notes, 144A	B2	8.625%	12/01/11	$600	$645,000

					1,577,875

Business Services — 0.2%
NSG Holdings LLC/NSG Holdings, Inc., Sec’d. Notes, 144A	Ba2	7.75%	12/15/25	450	470,250

Cable — 2.7%
CanWest MediaWorks, Inc., Gtd. Notes (Canada)	B2	8.00%	09/15/12	950	983,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%	11/15/13	3,520	3,643,200
CSC Holdings, Inc., Sr. Notes, Series B	B2	7.625%	04/01/11	1,675	1,716,875
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba3	6.75%	03/15/15	525	543,375

					6,886,700

Capital Goods - Others — 0.2%
Dresser-Rand Group, Inc., Gtd. Notes (Canada)	B1	7.375%	11/01/14	396	403,920

Chemicals — 3.2%
Chemtura Corp., Gtd. Notes	Ba1	6.875%	06/01/16	225	217,688
Ineos Group Holdings, PLC., Sr. Sub. Notes, 144A (United Kingdom)	B2	8.50%	02/15/16	2,250	2,154,375
Lyondell Chemical Co., Gtd. Notes	B1	8.00%	09/15/14	975	1,021,312
Lyondell Chemical Co., Gtd. Notes	B1	8.25%	09/15/16	250	267,500
Nalco Co., Sr. Sub. Notes	B3	8.875%	11/15/13	850	903,125
Nalco Co., Sr. Unsec’d. Notes	B1	7.75%	11/15/11	475	486,875
PQ Corp., Gtd. Notes	B3	7.50%	02/15/13	1,000	1,010,000
Rockwood Specialties Group, Inc., Sub. Notes	B3	7.50%	11/15/14	2,075	2,106,125

					8,167,000

Commercial Services — 0.6%
Aramark Corp., Sr. Notes, 144A	B3	8.50%	02/01/15	1,500	1,560,000

Containers — 1.2%
Jefferson Smurfit Corp. US, Gtd. Notes	B3	7.50%	06/01/13	800	776,000
Jefferson Smurfit Corp. US, Gtd. Notes	B3	8.25%	10/01/12	275	275,000
Owens-Brockway Glass Container, Inc., Gtd. Notes	B3	6.75%	12/01/14	1,275	1,262,250
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	7.75%	05/15/11	500	516,250
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%	11/15/12	100	105,250

					2,934,750

Containers & Packaging — 0.7%
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%	11/15/15	350	360,063
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%	11/15/15	1,125	1,170,000
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B3	8.375%	07/01/12	100	100,250
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 144A	B3	8.00%	03/15/17	200	195,500

					1,825,813

Distribution/Wholesale — 1.6%
Buhrmann US, Inc., Gtd. Notes	B2	8.25%	07/01/14	1,500	1,515,000
VWR International, Inc., Gtd. Notes	B3	8.00%	04/15/14	2,300	2,397,750

					3,912,750

Diversified Financial Services — 0.4%
Sally Holdings LLC, Sr. Notes, 144A	B2	9.25%	11/15/14	1,000	1,027,500

Diversified Manufacturing — 0.8%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%	11/15/16	950	1,316,642
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	8.00%	11/15/14	550	569,250

					1,885,892

Diversified Operations — 0.3%
Trinity Industries, Inc., Sr. Unsub. Notes	Ba1	6.50%	03/15/14	700	693,000

Electronic Components — 1.0%
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.625%		07/01/13	$450	$420,750
Celestica, Inc., Sr. Sub. Notes (Canada)	B2	7.875%		07/01/11	500	483,750
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25	500	587,500
Solectron Global Finance Ltd., Gtd. Notes	B3	8.00%		03/15/16	950	947,625

						2,439,625

Entertainment — 0.4%
Royal Caribbean Cruises Ltd., Debs. (Liberia)	Ba1	7.25%		03/15/18	1,000	1,018,074

Environmental Services — 0.3%
Compagnie Generale De Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	450	463,500
Compagine Generale De Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17	275	286,688

						750,188

Financial - Bank & Trust — 0.3%
C8 Capital SPV Ltd., Notes, 144A (Mexico)	Baa2	6.64	%(c)	12/31/49	800	790,400

Financial Services — 0.2%
Yankee Acquisition Corp., Sr. Notes, 144A	B3	8.50%		02/15/15	600	607,500

Financials — 9.7%
AES Ironwood LLC, Sec’d Notes, Series A	B1	8.857%		11/30/25	1,402	1,576,695
AES Red Oak LLC, Sec’d. Notes	B1	8.54%		11/30/19	969	1,053,517
BCP Crystal US Holdings Corp., Sr. Sub. Notes	B2	9.625%		06/15/14	1,500	1,703,880
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%		11/15/13	1,000	1,033,750
Ford Motor Co., Unsec’d. Notes	Caa1	7.45%		07/16/31	1,575	1,218,656
Ford Motor Credit Co., Bonds	B1	7.375%		02/01/11	6,015	5,915,951
Ford Motor Credit Co., Sr. Notes	B1	7.25%		10/25/11	1,175	1,141,986
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	8.00%		12/15/16	1,750	1,683,925
General Motors Acceptance Corp., Bonds	Ba1	8.00%		11/01/31	825	884,519
General Motors Acceptance Corp., Notes	Ba1	6.75%		12/01/14	1,000	983,092
Idearc, Inc., Sr. Notes, 144A	B2	8.00%		11/15/16	1,425	1,465,969
JET Equipment Trust, 144A(i)	NR	7.63%		08/15/12	42	31,354
JET Equipment Trust, 144A	NR	10.00%		06/15/12	160	156,631
KRATON Polymers Capital Corp., Gtd. Notes	B3	8.125%		01/15/14	1,375	1,376,719
RSHB Capital NA, Sr. Notes, 144A	A3	7.175%		05/16/13	1,000	1,056,250
Smurfit Kappa Funding PLC, Sr. Notes (Ireland)	B2	9.625%		10/01/12	1,130	1,200,625
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	100	102,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17	300	297,750
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16	400	422,000
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10	950	979,687
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.11	%(c)	05/01/10	50	51,563

						24,336,519

Food & Beverage — 1.0%
Delhaize America, Inc., Gtd. Notes	Ba1	9.00%		04/15/31	1,255	1,507,909
Ingles Markets, Inc., Gtd. Notes	B3	8.875%		12/01/11	975	1,014,000

						2,521,909

Foods — 1.0%
Albertson’s, Inc. LLC, Debs.	B1	7.45%		08/01/29	600	590,240
Albertson’s, Inc. LLC, Debs.	B1	7.75%		06/15/26	1,000	1,012,726
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26	400	428,970
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes	B1	7.625%		05/01/15	575	573,563

						2,605,499

Forest & Paper Products — 3.6%
Abitibi-Consolidated Co. of Canada, Gtd. Notes (Canada)	B3	8.375%		04/01/15	600	564,000
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)	B3	8.55%		08/01/10	500	506,250
Bowater Canada Finance Corp., Gtd. Notes (Canada)	B3	7.95%		11/15/11	625	607,812
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%		02/15/13	900	900,000

Forest & Paper Products (cont’d)
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25		$3,625	$3,498,125
Georgia-Pacific Corp., Notes	B2	7.75%	11/15/29		300	297,000
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	8.00%	01/15/24		800	804,000
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%	11/20/25		700	714,000
Verso Paper Holdings LLC and Verson Paper, Inc., Sec’d. Notes, 144A	B2	9.125%	08/01/14		1,175	1,222,000

						9,113,187

Gaming — 3.0%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	7.125%	02/01/16		600	588,000
MGM Mirage, Gtd. Notes	Ba2	6.625%	07/15/15		1,525	1,464,000
MGM Mirage, Gtd. Notes	Ba2	6.875%	04/01/16		1,025	996,813
Mirage Resorts, Inc., Debs.	Ba2	7.25%	08/01/17		500	502,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%	03/01/16		780	714,675
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%	08/15/16		1,210	1,241,762
Wynn Las Vegas LLC, 1st Mortgage	B1	6.625%	12/01/14		2,000	1,980,000

						7,487,750

Healthcare Services — 0.1%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%	10/01/18		350	370,125

Hospitals/Hospital Management — 6.3%
DaVita, Inc., Gtd. Notes	B2	7.25%	03/15/15		1,805	1,825,306
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875%	02/01/08		500	506,250
Fresenius Medical Care Capital Trust IV, Gtd. Notes	B1	7.875%	06/15/11		1,425	1,496,250
HCA, Inc., Debs.	Caa1	7.19%	11/15/15		200	176,411
HCA, Inc., Notes	Caa1	7.69%	06/15/25		681	587,049
HCA, Inc., Sec’d. Notes, 144A	Caa3	9.25%	11/15/16		5,595	6,035,606
Rotech Healthcare, Inc., Gtd. Notes	Caa1	9.50%	04/01/12		2,775	2,747,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B2	7.375%	02/01/13		1,550	1,439,562
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13		1,000	1,043,750

						15,857,434

Machinery & Equipment — 0.4%
Chart Industries, Inc., Sr. Sub. Notes, 144A	B3	9.125%	10/15/15		1,000	1,045,000

Media — 2.4%
DirecTV Holdings LLC/DirecTV Financing Co., Sr. Notes	Ba3	8.375%	03/15/13		400	421,500
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16		1,985	2,049,512
Lighthouse International Co. SA, Gtd. Notes, 144A (Luxembourg)	B2	8.00%	04/30/14	EUR	1,220	1,768,258
Unity Media GmbH, Sr. Notes, 144A (Germany)	Caa2	10.375%	02/15/15		450	477,000
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%	01/15/14	EUR	675	919,729
UPC Holding BV, Sr. Notes, 144A (Netherlands)	B3	8.625%	01/15/14	EUR	300	419,789

						6,055,788

Metals — 0.2%
Novelis, Inc., Gtd. Notes (Canada)	B1	7.25%	02/15/15		425	449,438

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		325	349,781
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		1,125	1,216,406
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13		1,000	1,017,500

						2,583,687

Office Equipment — 0.5%
Xerox Capital Trust I, Gtd. Notes	Ba1	8.00%	02/01/27		1,300	1,326,000

Oil & Gas Exploration/Production — 9.2%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.00%	08/15/14		800	824,000
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.50%	06/15/14		875	916,562
Complete Production Services, Inc., Sr. Notes, 144A	B2	8.00%	12/15/16		325	333,125
El Paso Corp., Sr. Notes	Ba3	7.75%	01/15/32		1,000	1,105,000
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13		5,710	5,966,950

Oil & Gas Exploration/Production (cont’d)
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00%	06/01/14	$1,200	$1,299,000
Naftogaz Ukraine, Bonds	Ba2	8.125%	09/30/09	1,000	1,015,390
OPTI Canada, Inc., Gtd. Notes, 144A	B1	8.25%	12/15/14	900	936,000
Pogo Producing Co., Sr. Sub. Notes	B1	7.875%	05/01/13	350	352,625
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.27%	11/08/10	2,200	2,249,500
Roseton/Danskammer, Pass-Through Certs.	Ba3	7.67%	11/08/16	675	715,500
SemGroup LP, Sr. Notes, 144A	B1	8.75%	11/15/15	1,550	1,573,250
Williams Cos., Inc., Debs.	Ba2	7.50%	01/15/31	1,500	1,590,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Ba2	7.875%	09/01/21	3,800	4,180,000

					23,056,902

Oil, Gas & Consumable Fuels — 0.1%
Plains Exploration & Production Co., Gtd. Notes	Ba3	7.00%	03/15/17	125	125,625

Personnel Services — 0.3%
Corrections Corp. of America, Gtd. Notes	Ba2	6.75%	01/31/14	700	712,250

Real Estate Investment Trusts — 0.5%
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba2	6.75%	04/01/17	1,325	1,371,375

Real Estate Management & Development — 0.4%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	06/01/15	1,000	1,017,500

Retail — 3.0%
Amerigas Partners LP, Sr. Notes	B1	7.125%	05/20/16	1,025	1,027,562
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25%	05/20/15	1,850	1,868,500
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Notes	Ba3	6.75%	05/01/14	1,825	1,788,500
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%	06/15/12	1,400	1,452,500
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	1,425	1,403,625

					7,540,687

Retail & Merchandising — 0.4%
Bon-Ton Stores, Inc. (The), Gtd. Notes	B3	10.25%	03/15/14	1,000	1,073,750

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Sr. Notes, 144A	B1	8.875%	12/15/14	1,575	1,576,969
Freescale Semiconductor, Inc., Sr. Notes, 144A, PIK	B1	9.125%	12/15/14	875	868,437
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%	05/01/14	1,525	1,515,469

					3,960,875

Services Cyclical - Rental Equipment — 0.8%
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	1,975	2,128,063

Technology — 1.1%
Sanmina-SCI Corp., Sr. Sub. Notes	B2	8.125%	03/01/16	900	846,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,750	1,876,875

					2,722,875

Telecommunications — 9.9%
American Cellular Corp., Gtd. Notes	B3	10.00%	08/01/11	144	152,460
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%	01/15/14	1,700	1,738,250
Citizens Communications Co., Bonds, 144A	Ba2	7.125%	03/15/19	725	717,750
Citizens Communications Co., Sr. Notes, 144A	Ba2	7.875%	01/15/27	500	511,250
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	9.00%	08/15/31	1,025	1,122,375
Hawaiian Telecom Communications, Inc., Gtd. Notes	B3	9.75%	05/01/13	1,300	1,345,500
Insight Midwest LP/Insight Capital, Inc., Sr. Notes	B2	9.75%	10/01/09	675	685,969
Intelsat Bermuda Ltd., Gtd. Notes, 144A (Bermuda)	B2	9.25%	06/15/16	1,075	1,190,562
Intelsat Corp., Gtd. Notes, 144A (Bermuda)	B2	9.00%	06/15/16	900	991,125
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%	01/15/15	75	80,250
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	1,000	1,042,500

Telecommunications (cont’d)
Mobile Telesystems Finance SA, Gtd. Notes (Luxembourg)	Ba3	8.375%	10/14/10	$500	$529,515
Mobile Telesystems Finance SA, Gtd. Notes, 144A (Luxembourg)	Ba3	8.00%	01/28/12	350	370,125
Nordic Telephone Co. Holdings ApS, Sec’d. Notes, 144A (Denmark)	B2	8.875%	05/01/16	1,300	1,391,000
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.125%	07/15/13	500	548,750
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)	B3	10.75%	07/15/16	550	610,500
Northwestern Bell Telephone, Debs.	Ba1	7.75%	05/01/30	750	751,875
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	3,630	3,738,900
Qwest Corp., Debs.	Ba1	7.50%	06/15/23	1,500	1,524,375
Qwest Corp., Notes	Ba1	8.875%	03/15/12	1,050	1,160,250
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	875	934,063
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%	02/01/10	600	633,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14	2,250	2,407,500
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15	600	687,000

					24,864,844

Telecommunications - Cellular — 0.6%
Nextel Communications, Inc., Gtd. Notes	Baa3	7.375%	08/01/15	1,350	1,396,304

Tobacco — 0.7%
Reynolds American, Inc., Gtd. Notes, 144A	Ba2	7.625%	06/01/16	675	718,086
Reynolds American, Inc., Gtd. Notes, 144A	Ba2	7.75%	06/01/18	1,065	1,149,143

					1,867,229

Transportation — 0.7%
Horizon Lines LLC, Gtd. Notes	B3	9.00%	11/01/12	1,671	1,754,550

Utilities — 7.2%
AES Corp. (The), Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	1,900	2,023,500
CMS Energy Corp., Sr. Notes	Ba3	2.875%	12/01/24	325	442,406
CMS Energy Corp., Sr. Unsec’d. Notes	Ba3	6.875%	12/15/15	500	521,250
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18	500	480,000
Homer City Funding LLC, Gtd. Notes	Ba2	8.734%	10/01/26	1,466	1,667,859
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%	05/01/34	1,000	1,085,000
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	725	743,125
			02/01/16-
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	3,375	3,467,094
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	1,000	1,080,000
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certs., Series B	Ba2	9.237%	07/02/17	371	411,670
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	2,075	2,191,719
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	6.75%	08/15/17	800	816,641
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	8.625%	03/15/14	1,300	1,406,249
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC, Gtd. Notes, 144A(i)	B-(d)	8.40%	05/30/12	1,030	1,007,403
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21	793	798,028

					18,141,944

Waste Management — 1.2%
Allied Waste North America, Inc., Gtd. Notes	B1	7.125%	05/15/16	625	635,937
Allied Waste North America, Inc., Gtd. Notes	B1	7.25%	03/15/15	2,250	2,295,000

					2,930,937

TOTAL CORPORATE BONDS
(cost $215,277,231)					220,888,301

	Shares	Value
PREFERRED STOCKS — 0.3%

Financial Services — 0.1%
Freeport-McMoRan Cooper & Gold, Inc., 6.75%, CVT	2,700	$288,657

Oil & Gas Exploration/Production — 0.2%
Chesapeake Energy Corp., 4.5%, CVT	4,000	399,320

TOTAL PREFERRED STOCKS
(cost $669,676)		687,977

TOTAL LONG-TERM INVESTMENTS
(cost $230,613,781)		236,469,086

SHORT-TERM INVESTMENTS — 3.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.3%

Dryden Core Investment Fund - Taxable Money Market Series (cost $8,322,826) (w)	8,322,826	8,322,826

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION (k)(n)

U.S. Treasury Bills	4.89%	06/14/07	$50	49,504
U.S. Treasury Bills	4.955%	06/14/07	60	59,405

TOTAL U.S. TREASURY OBLIGATIONS
(cost $108,871)				108,909

TOTAL SHORT-TERM INVESTMENTS
(cost $8,431,697)				8,431,735

TOTAL INVESTMENTS—97.3%
(cost $239,045,478)				244,900,821
Other assets in excess of liabilities(u) — 2.7%				6,723,790

NET ASSETS — 100.0%				$251,624,611

The following abbreviations are used in portfolio descriptions:

	144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
	CVT	Convertible Security
	NR	Not Rated by Moody’s or Standard & Poor’s
	PIK	Payment-in-kind
	EUR	Euro
	GBP	British Pound
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(u)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swap agreements as follows:

Securities or a portion thereof with an aggregate market value of $108,909 have been segregated with the custodian to cover margin requirements for futures contracts open at March 31, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized (Depreciation)
Long Positions:
49	90 Day Euro Dollar	Dec 07	$11,679,763	$11,652,813	$(26,950)
45	90 Day Sterling	Mar 08	10,444,831	10,432,655	(12,176)

					$(39,126)

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
expiring 04/26/07	EUR	955	$1,275,365	$1,275,732	$367

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
expiring 04/26/07	EUR	4,792	6,404,992	6,408,302	(3,310)
expiring 04/26/07	EUR	322	430,018	430,142	(124)
expiring 04/26/07	EUR	955	1,279,130	1,275,732	3,398
Pound Sterling,
expiring 04/05/07	GBP	105	206,693	206,624	69

			$8,320,833	$8,320,800	$33

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG(1)	12/19/08	$300,000	5.00%	3 month LIBOR	$225

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International, LTD. (1)	03/20/08	$1,000,000	0.65%	Abitibi-Consol, Co., 8.375%, due 04/01/15	$(5,013)
Merrill Lynch International(1)	06/20/07	800,000	0.95%	AES Corp., 8.75%, due 06/15/08	1,125
Merrill Lynch International(1)	06/20/07	400,000	0.95%	AES Corp., 8.75%, due 06/15/08	563
Morgan Stanley Capital Services, Inc.(1)	09/20/07	500,000	2.45%	Bombardier, Inc., 6.75%, due 05/01/12	5,055
Lehman Brothers, Inc.(1)	06/12/12	1,000,000	1.11%	Chesapeake Energy Corp., 6.875%, due 01/15/16	787
Morgan Stanley Capital Services, Inc.(1)	03/20/12	700,000	1.05%	Chesapeake Energy Corp., 6.875%, due 01/15/16	459
Bank of America(2)	12/20/11	10,000,000	3.25%	Dow Jones CDX IG4 Index	(102,422)
Duetsche Bank(2)	12/20/11	7,000,000	3.25%	Dow Jones CDX IG4 Index	(47,500)
Barclays Bank PLC(1)	02/20/12	1,500,000	0.90%	Federal Republic of Brazil, 12.25%, due 03/06/30	6,499
JPMorgan Chase Bank, N.A.(1)	06/20/07	2,000,000	3.40%	Ford Motor Credit Co., 7.00%, due 10/01/13	16,214
JPMorgan Chase Bank, N.A.(1)	09/20/07	1,000,000	2.20%	Ford Motor Credit Co., 7.00%, due 10/01/13	8,186
Citigroup(1)	03/20/12	1,300,000	1.03%	GMAC LLC, 6.875%, due 08/28/12	(39,700)
Goldman Sachs(1)	03/20/12	1,000,000	1.30%	GMAC LLC, 6.875%, due 08/28/12	(18,944)
Citigroup(1)	03/20/12	1,000,000	1.05%	GMAC LLC, 6.875%, due 08/28/12	(28,746)
Morgan Stanley Capital Services, Inc.(1)	04/20/11	1,500,000	1.05%	JSC “GAZPROM”	27,680
JPMorgan Chase Bank, N.A.(1)	02/20/12	1,000,000	0.77%	JSC “GAZPROM”	810
Barclays Bank PLC(1)	02/20/09	1,000,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	3,544
Barclays Bank PLC(1)	03/20/09	500,000	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	721

					$(170,682)

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SP PIMCO TOTAL RETURN PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Moody’s Ratings		Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 120.0%

ASSET-BACKED SECURITIES — 2.8%

Arkle Master Issuer PLC, Series 2006-1A, Class1A, 144A	Aaa		5.30	% (c)	11/19/07	4,500	$4,501,408
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa		5.595	% (c)	09/25/34	1,561	1,559,951
Chase Credit Card Master Trust, Series 2004-2, Class A	Aaa		5.36	% (c)	09/15/09	1,295	1,295,079
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA	(d)	5.48	% (c)	04/25/36	1,925	1,925,986
Honda Auto Receivables Owner Trust, Series 2006-1, Class A2	Aaa		5.10%		09/18/08	8,634	8,630,559
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1	Aaa		5.38	% (c)	10/27/36	1,338	1,337,853
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa		5.42	% (c)	12/15/11	2,000	2,004,793
Morgan Stanley ABS Capital I, Series 2006-HE4 Class A1	Aaa		5.36	% (c)	06/25/36	653	653,365
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa		5.37	% (c)	11/25/36	1,657	1,655,780
Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2	Aaa		5.18%		11/15/11	10,498	10,494,621
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa		5.37	% (c)	10/25/36	6,265	6,264,752

TOTAL ASSET-BACKED SECURITIES
(cost $40,333,398)							40,324,147

BANK NOTES — 0.3%

Metro Goldwin In Term B1
(cost $4,000,000)	NR		8.605%		04/08/12	4,000	3,997,507

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%

Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa		5.38	% (c)	11/25/36	1,484	1,484,263
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa		6.50%		10/25/31	236	238,903
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa		5.625%		02/25/33	506	505,087
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa		5.393%		05/25/35	3,619	3,609,156
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	Aaa		5.96	% (c)	06/01/23	63	63,208
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1A	Aaa		5.50	% (c)	12/25/46	7,171	7,157,002
Countrywide Alternative Loan Trust, Series 2006-OA20, Class A1	Aaa		5.503	% (c)	01/25/46	5,300	5,300,000
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa		6.50%		07/25/31	293	297,585
Government Lease Trust, Series 1999-C1A, Class B2, 144A	Aaa		4.00%		05/18/11	1,500	1,446,789
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa		5.97	% (c)	02/16/30	22	22,721
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa		5.40	% (c)	10/25/46	4,185	4,185,119
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa		4.54	% (c)	10/25/35	6,284	6,218,714
Harborview Mortgage Loan Trust, Series 2006-122, Class A1A1	Aaa		5.41	% (c)	12/19/36	2,459	2,460,987
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aaa		5.40	% (c)	12/25/36	418	418,227
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa		6.663	% (c)	01/25/32	7	6,507

Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA	(d)	5.50%		09/25/33		2,654	2,606,300
Mellon Residential Funding Corp., Series 1999-TBC2, Class A3	AAA	(d)	6.42	% (c)	07/25/29		16	15,908
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A			5.39	% (c)	06/15/22		1,779	1,779,018
Quest Trust, Series 2004-X2, Class A1, 144A	Aaa		5.88	% (c)	06/25/34		213	213,507
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa		6.50%		03/25/32		600	603,958
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa		5.642	% (c)	02/27/34		1,119	1,129,997
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa		6.183	% (c)	11/25/42		1,229	1,234,420
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa		5.384	% (c)	02/25/33		146	145,837
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa		5.59	% (c)	12/25/27		11,580	11,578,700
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa		5.61	% (c)	10/25/45		4,507	4,513,336
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa		5.743	% (c)	12/25/46		2,567	2,573,805
Washington Mutual, Inc., Series 2007-AR17, Class 2A	Aaa		6.433	% (c)	12/25/46		700	699,528

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $60,567,052)								60,508,582

CORPORATE BONDS — 16.0%

Aerospace — 0.1%
Goodrich Corp., Notes	Baa3		6.29%		07/01/16		2,200	2,308,123

Airlines
United AirLines, Inc., Pass Thru Certificates(g)	NR		Zero		01/21/17		82	5,752

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1		5.77	% (c)	03/13/09		3,500	3,510,643
DaimlerChrysler NA Holding Corp., Notes	Baa1		5.75%		09/08/11		3,400	3,454,169

								6,964,812

Building Materials — 0.4%
Lennar Corp., Gtd. Notes	Baa2		5.95%		10/17/11		5,000	4,992,205
Pulte Homes, Inc. Sr. Unsec’d. Notes	Baa3		6.25%		02/15/13		600	598,113

								5,590,318

Diversified — 1.7%
C10 Capital SPV Ltd., Debs., 144A	BBB-	(d)	6.722%		12/31/49		2,500	2,450,125
General Electric Co., Unsec’d. Notes	Aaa		5.38	% (c)	12/09/08		6,832	6,836,263
iStar Financial, Inc., Sr Unsec’d. Notes	Baa2		5.80%		03/15/11		1,000	1,012,649
Siemens Financieringsmat, Notes, 144A (Netherlands)	Aa3		5.41	% (c)	08/14/09		14,700	14,702,676

								25,001,713

Financial - Bank & Trust — 6.8%
HSBC Bank USA NA, Sr. Notes	Aa2		5.42	% (c)	09/21/07		2,300	2,301,145
Intesa Bank Overseas Ltd., Bank Gtd. Notes	A1		6.21%		01/02/08		16,000	16,135,840
Morgan Stanley, Sr. Notes	Aa3		5.485%		01/18/08		412	412,366

Norddeutsche Landesbank Girozentrale, Notes (Germany)	Aaa		0.45%		01/19/09	JPY	2,456,000	20,730,962
Rabobank Nederland, Notes (Netherlands)	Aaa		0.20%		06/20/08		569,000	4,796,249
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa		5.38	% (c)	01/15/09		6,700	6,702,224
Resona Bank Ltd., Notes, 144A	Baa1		5.85%		09/29/49		4,000	3,980,448
Royal Bank of Scotland Group PLC, Sr. Notes, 144A (United Kingdom)	Aa1		5.35%		12/21/07		23,000	23,015,226
Santander US Debt SA Unipersonal, Gtd. Notes, 144A	Aa1		5.42	% (c)	02/06/09		15,500	15,519,824
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2		5.60%		02/15/11		1,000	1,004,683
VTB Capital SA, Sr. Notes, 144A	A2		5.96	% (c)	08/01/08		3,700	3,701,850

								98,300,817

Financial Services — 2.4%
ASIF Global Funding XXVIII, Notes, 144A	Aa2		5.40	% (c)	05/03/07		8,600	8,600,602
Citi Financial, Inc., Notes	Aa1		6.625%		06/01/15		600	644,245
Citigroup, Inc., Unsec’d. Notes	Aa1		5.416	% (c)	01/30/09		2,700	2,700,027
Morgan Stanley, Sr. Notes	Aa3		5.47	% (c)	02/09/09		15,400	15,412,181
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		7.375%		12/15/14		300	331,350
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		8.625%		02/01/22		500	622,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		9.125%		10/13/10		2,000	2,239,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1		9.25%		03/30/18		1,700	2,153,900
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1		5.265%		06/15/11		2,150	2,102,820

								34,806,625

Gaming — 0.4%
Mandalay Resort Group, Sr. Sub. Notes	Ba3		10.25%		08/01/07		4,200		4,257,750
MGM Mirage, Inc., Gtd. Notes	B1		9.75%		06/01/07		1,100		1,105,500

									5,363,250

Insurance — 0.5%
ASIF III Jersey Ltd., Sec’d. Notes (Japan)	Aa2		0.95%		07/15/09	JPY	875,000		7,407,138

Oil, Gas & Consumable Fuels — 0.6%
El Paso Corp., Sr. Notes	Caa1		7.00%		05/15/11		200		210,000
El Paso Corp., Sr. Notes	Caa1		7.80%		08/01/31		1,050		1,160,250
El Paso Corp., Sr. Unsec’d. Notes	B2		7.625%		08/16/07		100		98,125
Transocean, Inc., Notes	Baa1		5.548%		09/05/08		7,800		7,808,268

									9,276,643

Paper & Forest Products — 0.3%
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3		7.00%		01/15/15		900		904,500
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3		7.125%		01/15/17		1,300		1,303,250
Georgia-Pacific Corp., Notes	Ba2		7.75%		11/15/29		3,000		2,970,000

									5,177,750

Retail & Merchandising — 0.3%
CVS Corp., Sr. Unsec’d. Notes	Baa2		5.75%		08/15/11		3,700		3,768,165

Telecom—Integrated/Services — 0.5%
BellSouth Corp., Sr. Unsec’d. Notes	A2		5.46	%(c)	08/15/08		7,200		7,203,744

Telecommunications — 1.2%
Nippon Telegraph & Telephone Corp., Notes (Japan)	Aa2		2.50%		07/25/07	JPY	667,000		5,692,243
Qwest Corp., Notes	Ba3		8.875%		03/15/12		1,650		1,823,250
Qwest Corp., Sr. Notes	Ba3		7.625%		06/15/15		7,000		7,472,500
Verizon Global Funding Corp., Sr. Notes	A3		5.85%		09/15/35		2,500		2,364,192

									17,352,185

Tobacco — 0.3%
Reynolds American, Inc., Gtd. Notes	Ba2		7.625%		06/01/16		4,000		4,255,324

TOTAL CORPORATE BONDS
(cost $230,851,003)									232,782,359

FOREIGN GOVERNMENT BONDS — 2.2%
Federal Republic of Brazil (Brazil)	Ba3		7.125%		01/20/37		200		221,200
Federal Republic of Brazil (Brazil)	Ba3		7.875%		03/07/15		75		85,388
Federal Republic of Brazil Notes (Brazil)	Ba2		12.50%		01/05/22		18,300		10,391,376
Federal Republic of France (France)	Aaa		4.00%		12/31/49	EUR	1,400		1,771,512
Federal Republic of Panama (Panama)	Ba1		8.875%		09/30/27		750		955,500
Federal Republic of Peru (Peru)	Ba3		9.125%		01/15/08		400		410,000
Japan Bank International Corp. (Japan)	Aaa		0.35%		03/19/08	JPY	350,000		2,963,018
Russian Federation (Russia)	Baa3		5.00%		03/31/30		10		11,349
United Kingdom Treasury Stock (United Kingdom)	Aaa		4.25%		03/01	GBP	5,900		11,188,753
United Kingdom Treasury Stock (United Kingdom)	Aaa		5.75%		12/07/09	GBP	1,700		3,375,111

TOTAL FOREIGN GOVERNMENT BONDS
(cost $30,890,910)									31,373,207

MUNICIPAL BONDS — 1.1%
Georgia State Road & Tollway Authority	Aaa		5.00%		03/01/21		700		734,146
Golden State Tobacco Securitization Corp., Series A1	Baa3		6.25%		06/01/33		2,500		2,765,825
Honolulu Hawaii City & County, Series A	Aaa		5.00%		07/01/23		3,075	(f)	3,245,939
Massachusetts Water Resources Authority, Series J	Aaa		5.00%		08/01/32		2,500	(f)	2,617,700
Pierce County Washington School District No. 3	Aaa		5.00%		12/01/23		3,000	(f)	3,159,420
Salt River Project Agricultural Improvement & Power District, 144A	AA	(d)	5.58	%(c)	01/01/32		500		521,120
Salt River Project Agricultural Improvement & Power District, Series B	Aa1		4.75%		01/01/32		1,000	(f)	1,021,890
Tobacco Settlement Financing Corp.	Baa3		6.125%		06/01/32		1,205		1,285,121
Tobacco Settlement Financing Corp.	Baa3		6.25%		06/01/42		400		431,724

TOTAL MUNICIPAL BONDS
(cost $14,828,835)									15,782,885

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 76.0%

Federal Home Loan Mortgage Corp.	4.00%	09/01/18	719		680,334
Federal Home Loan Mortgage Corp.	4.50%	11/01/35	941		884,450
Federal Home Loan Mortgage Corp.	5.00%	09/01/35- 01/01/37	56,264		54,428,643
Federal National Mortgage Assoc.	4.00%	07/01/18- 03/01/20	78,257		73,982,378
Federal National Mortgage Assoc.	4.50%	04/17/22- 06/01/36	94,690		89,986,841
Federal National Mortgage Assoc.	5.00%	12/01/18- 03/01/36	57,921		56,030,138
Federal National Mortgage Assoc.	5.00%	TBA	87,000		84,036,606
Federal National Mortgage Assoc.	5.191%	06/01/35	1,784		1,784,956
Federal National Mortgage Assoc.	5.50%	09/01/32- 09/01/35	364,823		361,430,113
Federal National Mortgage Assoc.	5.627%	05/01/36	94		95,470
Federal National Mortgage Assoc.	6.00%	04/01/16- 11/01/36	179,854		181,208,425
Federal National Mortgage Assoc.	6.351%	12/01/36	2,187		2,214,702
Government National Mortgage Assoc.	4.50%	09/15/33	41		39,212
Government National Mortgage Assoc.	5.00%	TBA	59,000		57,395,908
Government National Mortgage Assoc.	5.375%	04/20/25- 05/20/25	56		55,793
Government National Mortgage Assoc.	5.75%	08/20/24- 08/20/27	183		185,354
Government National Mortgage Assoc.	6.00%	04/19/37	136,000		137,742,432
Government National Mortgage Assoc.	9.00%	07/15/30	1		1,507
Government National Mortgage Assoc.	9.00%	08/15/30	—	(r)	993

TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS
(cost $1,109,117,110)					1,102,184,255

U.S. TREASURY OBLIGATION — 17.4%

U.S. Treasury Bonds	4.50%	02/28/11	13,050		13,032,161
U.S. Treasury Bonds	4.625%	02/15/17	4,600		4,590,657
U.S. Treasury Inflationary Bonds,TIPS	0.875%	04/15/10	10,800		11,157,681
U.S. Treasury Inflationary Bonds,TIPS	2.00%	07/15/14- 01/15/26	29,100		30,409,124
U.S. Treasury Inflationary Bonds,TIPS	2.375%	04/15/11	5,100		5,268,634
U.S. Treasury Notes	3.375%	02/15/08	660		651,209
U.S. Treasury Notes	3.50%	12/15/09	8,700		8,467,884
U.S. Treasury Notes	3.75%	05/15/08	1,100		1,086,895
U.S. Treasury Notes	4.00%	02/15/14	13,200		12,733,882
U.S. Treasury Notes	4.375%	01/31/08	3,500		3,483,182
U.S. Treasury Notes	4.625%	12/31/11- 02/29/12	50,700		50,882,635
U.S. Treasury Notes	4.75%	12/31/08- 01/31/12	49,900		50,064,461
U.S. Treasury Notes	6.25%	05/15/30	18,100		21,444,265
U.S. Treasury Notes	8.125%	08/15/19	7,800		10,186,316
U.S. Treasury Strips	Zero	05/15/14- 02/15/22	42,600		28,383,294

TOTAL U.S. TREASURY OBLIGATIONS
(cost $251,820,908)					251,842,280

		Expiration Date	Units
WARRANTS
United Mexican State,Series E (Mexico)* (cost $0)		06/01/2007	1,000,000		14,500

TOTAL LONG-TERM INVESTMENTS					1,738,809,722

(cost $1,742,409,216)

	Interest Rate	Maturity Date		Principal Amount (000)#
SHORT-TERM INVESTMENTS — 6.9%

FOREIGN TREASURY BILLS — 5.2%
Belgium Discount Treasury Bill (Belgium)	3.52%	04/12/07	EUR	37	49,686,799
Dutch Treasury Certificate (Netherlands)	3.90%	05/31/07	EUR	1	1,858,943
French Treasury Bill (France)	5.50%	04/25/07	EUR	18	23,975,423

TOTAL FOREIGN TREASURY BILLS
(cost $73,998,461)					75,521,165

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series
(cost $511,748)(w)				511,748	511,748

	Interest Rate	Maturity Date		Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 0.4%
Skandinavia Enskilda BK/NY
(cost $6,599,036)	5.27%	10/03/07		6,600	6,599,644

U.S. TREASURY OBLIGATIONS (k)(n)— 0.6%
U.S. Treasury Bills	4.89%	06/14/07		100	99,008
U.S. Treasury Bills	4.892%	06/14/07		450	445,538
U.S. Treasury Bills	4.955%	06/14/07		7,250	7,178,109
U.S. Treasury Bills	4.96%	06/14/07		750	742,563

TOTAL U.S. TREASURY OBLIGATIONS
(cost $8,461,804)					8,465,218

				Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* — 0.7%

Call Options — 0.6%
USD Vs. JPY expiring 03/17/2010, Strike Price JPY104.00, forward delta neutral straddle				18,400	938,161
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.00				945,000	1,045,406
Eurodollar Futures, expiring 09/14/2007, Strike Price $95.25				2,000	1,462
Eurodollar Futures, expiring 09/17/2007, Strike Price $95.00				88,000	29,700
Eurodollar Futures, expiring 03/17/2008, Strike Price $95.25				1,197,000	920,194
Eurodollar Futures, expiring 06/16/2008, Strike Price $95.25				589,000	555,869
FNCL, expiring 06/05/2007, Strike Price $104.25				5,000	75
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 5.00%		GBP		72,100	2,270
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 4.90%				161,900	449,219
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.37%				132,100	1,169,481
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.00%				82,100	552,152
Swap on 3 Month LIBOR, expiring 05/02/2008 @ 5.75%				7,800	531,469
Swap on 3 Month LIBOR, expiring 04/27/2009 @ 5.75%				9,800	741,909
Swap on 3 Month LIBOR, expiring 01/25/2010 @ 5.20%				79,300	823,063
Swap on 6 Month LIBOR, expiring 09/14/2007 @ 5.17%		GBP		17,500	11,185
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $116.00				60,900	9,516
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $117.00				22,500	3,516

					7,784,647

Put Options — 0.1%
USD Vs. JPY expiring 03/17/2010, Strike Price JPY104.00, forward delta neutral straddle				18,400	712,098

Eurodollar Futures, expiring 06/18/2007, Strike Price $91.25			707,000	4,419
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.25			645,000	4,031
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.50			1,614,000	10,088
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25			720,000	4,500
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.75			798,000	4,988
Eurodollar Futures, expiring 12/17/2007, Strike Price $95.25			510,000	242,250
Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75			1,650,000	10,312
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.25			1,500,000	9,375
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50			1,080,000	6,750
FNCL, expiring 06/05/2007, Strike Price $80.00			84,000	4,956
Swap on 3 Month LIBOR, expiring 05/02/2008 @ 6.25%			4,500	29,664
Swap on 3 Month LIBOR, expiring 04/27/2009 @ 6.25%			13,100	192,387
Swap on 3 Month LIBOR, expiring 01/25/2010 @ 5.20%			79,300	599,606
Swap on 3 Month EURIBOR, expiring 06/30/2007, Strike Price $95.75			97,600	16,297
Swap on 3 Month Sterling, expiring 06/19/2008, Strike Price $92.50			62,300	—
Swap on 3 Month Sterling, expiring 03/20/2008, Strike Price $93.00			134,700	—
Swap on 3 Month Sterling, expiring 12/19/2007, Strike Price $92.88			72,400	—
Swap on 3 Month Sterling, expiring 12/19/2008, Strike Price $93.25			132,900	—
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $101.50			194,000	30,312
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $102.50			141,800	22,156
U.S. Treasury Note Futures, expiring 05/25/2007, Strike Price $103.00			23,000	3,594

				1,907,783

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $10,198,443)				9,692,430

TOTAL SHORT-TERM INVESTMENTS
(cost $99,769,492)				100,790,205

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—126.9%
(cost $1,842,178,708)				1,839,599,927

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (34.5)%

Short Sales — (34.5)%
Federal National Mortgage Assoc.	5.50%	TBA	292,600	(289,491,125)
Federal National Mortgage Assoc.	5.50%	TBA	13,200	(13,228,881)
Federal National Mortgage Assoc.	6.00%	TBA	58,000	(58,416,904)
U.S. Treasury Bonds	9.00%	11/15/18	950	(1,305,359)
U.S. Treasury Notes	3.50%	12/15/09	22,700	(22,094,364)
U.S. Treasury Notes	3.625%	05/15/13	1,800	(1,712,109)
U.S. Treasury Notes	4.00%	02/15/14	6,600	(6,366,941)
U.S. Treasury Notes	4.375%	08/15/12	81,700	(81,186,189)
U.S. Treasury Notes	4.625%	11/15/16	1,200	(1,196,484)
U.S. Treasury Notes	4.75%	05/15/14	24,200	(24,418,357)

TOTAL SECURITIES SOLD SHORT
(proceeds received $500,777,913)				(499,416,713)

OUTSTANDING OPTIONS WRITTEN* — (0.1)%

		Contracts/ Notional Amounts
Call Options — (0.1)%
Swap on 3 Month LIBOR, expiring 06/15/2007 @ 4.85%	GBP	20,600	(4,076)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.00%		70,600	(501,096)
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%		43,300	(1,151,174)
Swap on 3 Month LIBOR, expiring 12/20/2007 @ 5.15%		35,700	(536,942)
Swap on 6 Month LIBOR, expiring 09/14/2007 @ 4.85%	GBP	5,000	(9,823)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $2,044,258)			(2,203,111)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—92.3%
(cost $1,339,356,537)			1,337,980,103
Other assets in excess of liabilities(x) — 7.7%			111,312,488

NET ASSETS — 100.0%			$1,449,292,591

The following abbreviations are used in portfolio descriptions:

	144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

	NR	Not Rated by Moody’s or Standard & Poor’s

	TBA	Securities purchased on a forward commitment basis

	TIPS	Treasury Inflation Protected Securities

	EUR	Euro

	GBP	British Pound

	JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $4,787,500 and $4,787,500, respectively.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(r)	Less than $1,000 par.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Financial future contracts outstanding at March 31,2007:

Securities or a portion thereof with an aggregate market value of $8,465,218 have been segregated with the custodian to cover margin requirements for future contracts open at March 31, 2007.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
1,274	90 Day Euro Dollar	Dec 07	$302,616,275	$302,973,125	$356,850
362	90 Day Euro Dollar	Mar 08	86,216,788	86,223,875	7,087
1,546	90 Day Euro Dollar	Jun 08	367,517,863	368,508,425	990,562
985	90 Day Euro Dollar	Sep 08	233,774,675	234,836,313	1,061,638
873	90 Day Euro Dollar	Dec 08	207,354,812	208,101,375	746,563
1,501	90 Day Euro EURIBOR	Jun 07	481,625,354	480,673,299	(952,055)
714	90 Day Sterling	Dec 07	165,552,174	165,461,214	(90,960)
2,377	90 Day Sterling	Mar 08	551,487,666	551,076,042	(411,624)
1,200	90 Day Sterling	Jun 08	278,812,676	278,351,733	(460,943)
564	90 Day Sterling	Dec 08	131,017,759	130,908,554	(109,205)
3,744	5 Year U.S. Treasury Notes	Jun 07	394,632,797	396,103,500	1,470,703

					2,608,616

Short Positions:
3,817	10 Year U.S. Treasury Notes	Jun 07	415,424,688	412,713,125	2,711,563

					$5,320,179

Forward foreign currency exchange contracts outstanding at March 31, 2007:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 04/23/07	AUD	151	$122,002	$122,174	$172
Euros, expiring 04/26/07	EUR	33,563	44,822,047	44,834,956	12,909
Japanese Yen, expiring 04/16/07	JPY	50,000	427,421	425,360	(2,061)

			$45,371,470	$45,382,490	$11,020

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, expiring 04/19/07	AUD	151	$120,724	$122,174	$(1,450)
Euros, expiring 04/26/07	EUR	100,471	134,289,645	134,359,036	(69,391)
Japanese Yen, expiring 04/16/07	JPY	68,669	583,237	582,731	506
Pound Sterling,
expiring 04/05/07	GBP	3,000	5,867,551	5,903,467	(35,916)
expiring 04/05/07	GBP	11,609	22,689,330	22,844,448	(155,118)

			$163,550,487	$163,811,856	$(261,369)

Interest rate swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date		Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	06/20/37		$13,100,000	5.00%	3 month LIBOR	$(456,416)
Duetsche Bank(1)	06/20/37		$51,500,000	5.00%	3 month LIBOR	(1,948,240)
UBS AG(1)	06/18/09		$177,000,000	5.00%	3 month LIBOR	677,976
Bank of America, N.A.(1)	06/15/35		$5,300,000	6.00%	3 month LIBOR	(37,136)
Barclays Capital(2)	06/18/34	GBP	400,000	5.00%	6 month LIBOR	(16,036)
UBS AG(1)	10/15/10	EUR	1,400,000	2.1455%	FRC -Excluding Tobacco - Non-Revised Consumer Price Index	32,284
Barclays Capital(2)	12/15/35	GBP	6,300,000	4.00%	6 month LIBOR	182,566
Duetsche Bank(1)	01/15/10	AUD	6,000,000	6.50%	3 month Australian Bank Bill	(7,264)
Citigroup(1)	03/21/09	EUR	4,000,000	4.00%	6 month EURIBOR	(9,532)
Bank of America, N.A.(1)	06/20/14		$30,000,000	5.00%	3 month LIBOR	(121,946)
Duetsche Bank(2)	06/20/17		$9,900,000	5.00%	3 month LIBOR	219,605
Morgan Stanley & Co.(2)	06/20/16	JPY	830,000,000	2.00%	6 month LIBOR	(76,728)
Barclays Capital(2)	06/20/16	JPY	340,000,000	2.00%	6 month LIBOR	(40,547)
Citigroup(2)	06/20/17		$30,000,000	5.00%	3 month LIBOR	627,450
Barclays Capital(1)	06/20/17		$4,200,000	5.00%	3 month LIBOR	63,565
Lehman Brothers, Inc.(1)	06/20/12		$37,600,000	5.00%	3 month LIBOR	(74,719)
UBS AG(2)	06/20/37		$5,200,000	5.00%	3 month LIBOR	(184,505)
Barclays Capital(1)	09/15/10	GBP	23,200,000	5.00%	6 month LIBOR	(583,816)
Goldman Sachs(2)	06/12/36	GBP	11,600,000	4.25%	6 month LIBOR	1,921,369
UBS AG(1)	12/20/08	GBP	77,200,000	5.00%	6 month LIBOR	(213,592)
Goldman Sachs(1)	09/15/15	GBP	2,000,000	5.00%	6 month LIBOR	(111,122)

						$(156,784)

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2007:

Counterparty	Termination Date		Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08		$2,700,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(9,132)
Morgan Stanley & Co.(1)	12/20/08		$300,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(1,045)
Goldman Sachs(2)	03/20/08		$10,000,000	0.05%	American Intl. Group, 5.6%, due 10/18/16	(620)
Merrill Lynch & Co.(1)	12/20/08		$800,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(1,863)
UBS AG(1)	12/20/08		$3,200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(15,040)
Goldman Sachs(1)	03/20/12		$2,300,000	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	(11,306)
Barclays Bank PLC(1)	06/28/46		$4,000,000	1.40%	Camber 6A, 6.838%, due 07/12/43	827,867
Barclays Bank PLC(1)	06/28/46		$2,000,000	3.30%	Camber 6A, 8.758%, due 07/12/43	425,700
Bear Stearns International Ltd.(1)	12/20/08		$400,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(6,543)
Bear Stearns International Ltd.(1)	12/20/08		$100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,943)
UBS AG(1)	12/20/08		$800,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(5,029)
Bear Stearns International Ltd.(1)	12/20/08		$800,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(1,884)
Barclays Bank PLC(1)	06/20/15		$700,000	0.15%	CitiFinancial 6.625%, due 06/01/15	1,624
Lehman Brothers, Inc.(1)	12/20/08		$700,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(2,169)
Lehman Brothers, Inc.(1)	12/22/08		$100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(352)
Morgan Stanley & Co.(1)	12/20/08		$800,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 07/15/09	(490)
Morgan Stanley & Co.(1)	09/20/11		$3,800,000	0.24%	CVS Corp., 5.75%, due 08/15/11	(9,087)
Barclays Bank PLC(1)	09/20/11		$3,400,000	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	(33,725)
Bear Stearns International Ltd.(1)	12/20/08		$800,000	0.24%	Deere & Co., 7.85%, due 03/15/07	(2,386)
Merrill Lynch & Co.(1)	12/20/08		$1,600,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(7,965)
Bank of America Securities LLC(1)	07/25/45		$6,000,000	0.54%	Dow Jones CDX IG4 Index	60,420
Goldman Sachs(1)	07/25/45		$4,500,000	0.54%	Dow Jones CDX IG4 Index	145,683
First Boston(1)	07/25/45		$25,000,000	0.54%	Dow Jones CDX IG4 Index	810,560
Merrill Lynch & Co.(1)	07/25/45		$9,000,000	0.54%	Dow Jones CDX IG4 Index	286,065
Morgan Stanley & Co.(2)	12/20/15		$12,200,000	0.46%	Dow Jones CDX IG5 Index	(29,398)
Morgan Stanley & Co.(1)	12/20/12		$11,400,000	0.14%	Dow Jones CDX IG5 Index	8,086
Morgan Stanley & Co.(2)	12/20/15		$19,000,000	0.46%	Dow Jones CDX IG5 Index	(61,858)
Morgan Stanley & Co.(1)	12/20/12		$26,700,000	0.14%	Dow Jones CDX IG5 Index	18,938
Duetsche Bank(1)	12/20/11		$38,000,000	3.25%	Dow Jones CDX IG7 Index	120,985
Barclays Bank PLC(1)	12/20/11		$39,000,000	0.75%	Dow Jones CDX IG7 Index	3,123
Bank of America Securities LLC(1)	12/20/16		$18,600,000	0.65%	Dow Jones CDX IG7 Index	112,474
Morgan Stanley & Co.(1)	12/20/16		$13,500,000	0.65%	Dow Jones CDX IG7 Index	85,548
Goldman Sachs(1)	12/20/16	EUR	10,600,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(16,989)
Duetsche Bank(1)	12/20/16	EUR	18,200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(30,929)
Barclays Bank PLC(1)	12/20/16	EUR	17,400,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	(20,917)
Bank of America Securities LLC(1)	12/20/08		$1,700,000	0.13%	E.I. DuPont 6.875%, due 10/15/09	(2,264)
Bank of America Securities LLC(1)	12/20/08		$200,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(306)
Citigroup(1)	12/20/08		$2,200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(8,191)
Citigroup(1)	12/20/08		$300,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(838)
Barclays Bank PLC(1)	12/20/08		$2,300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(5,261)
Barclays Bank PLC(1)	12/20/08		$300,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(512)
Morgan Stanley & Co.(1)	12/20/08		$1,600,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(3,966)
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(426)
Morgan Stanley & Co.(1)	12/20/08		$800,000	0.22%	Emerson Electric Co., 7.125%%, due 08/15/10	(2,120)
Bear Stearns International Ltd.(1)	10/05/46		$4,300,000	1.55%	ESP Funding Ltd., 6.86%, due 10/05/46	370,615
Barclays Bank PLC(1)	06/20/07		$16,300,000	0.27%	Federal Republic of Brazil, 12.25%, 03/06/30	(7,265)
Citigroup(1)	12/20/08		$1,700,000	0.29%	FedEx Corp. 7.25%, due 02/15/11	(4,724)
Citigroup(1)	12/20/08		$200,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(426)
Merrill Lynch & Co.(1)	12/20/08		$600,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	(1,190)
Duetsche Bank(1)	09/20/16		$2,400,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(18,435)
Lehman Brothers, Inc.(1)	12/20/08		$900,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(13,848)
Lehman Brothers, Inc.(1)	12/20/08		$100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,032)
Lehman Brothers, Inc.(1)	12/20/08		$2,200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(1,209)
Lehman Brothers, Inc.(1)	12/20/08		$300,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(745)
Bear Stearns International Ltd.(1)	12/20/08		$2,200,000	0.32%	H-P Co., 6.50%, due 07/12/12	(11,410)
Bear Stearns International Ltd.(1)	12/20/08		$300,000	0.32%	H-P Co., 6.50%, due 07/12/12	(1,351)
Merrill Lynch & Co.(1)	12/20/08		$1,400,000	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(5,429)
Barclays Bank PLC(1)	03/20/12		$1,500,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	(912)
Bear Stearns International Ltd.(1)	12/20/08		$800,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(6,507)
Bear Stearns International Ltd.(1)	08/04/46		$5,000,000	1.35%	Ipswich Street CDO Ltd., 6.71813%, due 08/04/46 (3)	504,250
Barclays Bank PLC(1)	03/20/11		$1,000,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	3,404
Bear Stearns International Ltd.(1)	12/20/13		$400,000	0.56%	iStar Financial, Inc., 5.95%, due 10/15/13	2,120
Lehman Brothers, Inc.(1)	12/20/08		$2,100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(3,768)
Lehman Brothers, Inc.(1)	12/20/08		$300,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(599)
Morgan Stanley & Co.(1)	03/20/13		$5,000,000	0.56%	Kroger Co., 5.50%, due 02/01/13	(16,092)
Duetsche Bank(1)	12/20/11		$5,000,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	78,403
Lehman Brothers, Inc.(1)	12/20/08		$900,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(7,895)
Lehman Brothers, Inc.(1)	12/20/08		$100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(929)
Bear Stearns International Ltd.(1)	03/20/16		$3,100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	(14,459)
Goldman Sachs(1)	02/25/34		$4,500,000	2.00%	Long Beach Mortgage Loan Trust 2004-1, 8.82% , due 02/25/34(3)	(1,500)
Merrill Lynch & Co.(2)	02/25/34		$4,500,000	2.25%	Long Beach Mortgage Loan Trust 2004-1, 8.82% , due 02/25/34(3)	9,281
Lehman Brothers, Inc.(1)	12/20/08		$1,200,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(138)
Lehman Brothers, Inc.(1)	12/20/08		$100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	(49)
Bear Stearns International Ltd.(1)	10/13/46		$5,000,000	1.40%	Mercury CDO, Ltd., 6.78%, due 07/27/48 (3)	627,917
Merrill Lynch & Co.(1)	12/20/08		$1,200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(12,900)
Goldman Sachs(1)	03/20/12		$2,300,000	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	(6,058)
Lehman Brothers, Inc.(1)	12/20/08		$900,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(7,126)
Lehman Brothers, Inc.(1)	12/20/08		$100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(897)
Merrill Lynch & Co.(1)	12/20/08		$800,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(3,152)
Lehman Brothers, Inc.(1)	06/20/09		$6,600,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(48,457)

Barclays Bank PLC(1)	03/20/13	$600,000	0.72%	Pulte Homes, Inc., 6.25%, due 02/15/13	17,886
Lehman Brothers, Inc.(1)	12/20/08	$1,200,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	1,207
UBS AG(1)	12/20/08	$800,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	532
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	(82)
Morgan Stanley & Co.(1)	05/20/16	$15,900,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	(213,157)
JPMorgan Chase Bank(1)	05/20/16	$7,100,000	0.54%	Republic of Hungary. 4.75%, due 02/03/15	(97,877)
Lehman Brothers, Inc.(1)	09/20/08	$3,000,000	2.47%	Republic of the Philippines, 8.25%, due 01/15/14	(91,726)
Morgan Stanley & Co.(1)	09/20/10	$1,700,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(78,999)
Lehman Brothers, Inc.(1)	09/20/10	$400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(13,076)
Lehman Brothers, Inc.(1)	10/20/10	$2,500,000	2.11%	Republic of Turkey, 11.875%, due 01/15/30	(90,746)
JPMorgan Chase Bank(2)	05/20/07	$300,000	0.77%	Russian Federation, 2.25%, due 03/31/30	1,115
JPMorgan Chase Bank(2)	06/20/07	$16,300,000	0.42%	Russian Federation, 5.00%, due 03/31/30	29,189
Citigroup(1)	03/20/12	$2,300,000	0.34%	Safeway, Inc. 5.8%, 08/15/12	4,790
Morgan Stanley & Co.(1)	09/20/13	$1,600,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/23	(16,659)
UBS AG(1)	12/20/08	$800,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	(5,298)
Bank of America Securities LLC(1)	08/07/45	$500,000	4.20%	TABS Ltd. 2005-2A, 8.11%, due 08/07/45 (3)	28,650
Morgan Stanley & Co.(1)	12/20/08	$800,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(5,948)
Goldman Sachs(1)	03/08/40	$500,000	3.90%	Trinity CDO Ltd., 8.09%, due 08/07/45(3)	64,858
Bank of America Securities LLC(1)	08/07/45	$500,000	4.30%	Trinity CDO Ltd., 8.09%, due 08/07/45(3)	54,000
Bear Stearns International Ltd.(1)	03/20/11	$1,000,000	0.33%	Vornado Realty, 5.6%, due 02/15/11	(2,359)
Citigroup(1)	12/20/08	$3,600,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(5,800)
Bear Stearns International Ltd.(1)	12/20/08	$1,500,000	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(2,673)
Barclays Bank PLC(1)	12/20/08	$900,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(9,643)
Barclays Bank PLC(1)	12/20/08	$100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(648)
Lehman Brothers, Inc.(1)	12/20/08	$1,100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(1,794)
Lehman Brothers, Inc.(1)	12/20/08	$100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(252)
Barclays Bank PLC(1)	03/20/12	$1,300,000	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	6,962

					$3,582,459

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 12/31/06.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments	March 31, 2007 (Unaudited)

LONG-TERM INVESTMENTS 97.5% COMMON STOCKS	Shares	Value
Air Freight & Logistics 0.8%
UTI Worldwide, Inc.(b)	68,700	1,688,646

Capital Markets 5.8%
Eaton Vance Corp.	144,900	5,164,236
Lazard, Ltd. (Class A Stock)	23,400	1,174,212
Nuveen Investments, Inc. (Class A Stock)	47,800	2,260,940
T. Rowe Price Group, Inc.	19,700	929,643
TD Ameritrade Holdings Corp.(a)(b)	157,400	2,342,112

		11,871,143

Chemicals 5.7%
Ecolab, Inc.	58,500	2,515,500
Monsanto Co.	59,300	3,259,128
Mosaic Co.(a)(b)	37,600	1,002,416
Nalco Holding Co.	115,800	2,767,620
Sigma-Aldrich Corp.	50,300	2,088,456

		11,633,120

Commercial Services & Supplies 5.9%
Allied Waste Industries, Inc.(a)(b)	212,900	2,680,411
ChoicePoint, Inc.(a)(b)	15,600	583,908
Iron Mountain, Inc.(a)(b)	122,100	3,190,473
Paychex, Inc.	61,100	2,313,857
Stericycle, Inc.(a)	41,100	3,349,650

		12,118,299

Communications Equipment 2.8%
Avaya, Inc.(a)	219,400	2,591,114
Comverse Technology, Inc.(a)	152,400	3,253,740

		5,844,854

Consumer Finance 0.6%
Alliance Data Systems Corp.(a)(b)	18,800	1,158,456

Diversified Consumer Services 0.6%
Apollo Group, Inc. (Class A Stock)(a)	27,000	1,185,300

Electrical Equipment 2.0%
Ametek, Inc .	118,100	4,079,174

Electronic Equipment & Instruments 2.7%
Amphenol Corp. (Class A Stock)	30,000	1,937,100
Insight Enterprises, Inc.(a)	75,100	1,350,298
Tektronix, Inc.	77,500	2,182,400

		5,469,798

Energy Equipment & Services 4.7%
Cameron International Corp.(a)	47,400	2,976,246
FMC Technologies, Inc.(a)	34,500	2,406,720
Grant Prideco, Inc.(a)	21,600	1,076,544
National-Oilwell Varco, Inc.(a)	13,900	1,081,281
Pride International, Inc.(a)	71,600	2,155,160

		9,695,951

Food Products 1.5%
ConAgra Foods, Inc.	120,800	3,009,128

Health Care Equipment & Supplies 4.0%
DENTSPLY International, Inc.	82,500	2,701,875
ResMed, Inc.(a)(b)	53,900	2,714,943
Respironics, Inc.(a)	67,100	2,817,529

		8,234,347

Health Care Providers & Services 9.0%
DaVita, Inc.(a)	77,300	4,121,636
Express Scripts, Inc.(a)	36,500	2,946,280
Henry Schein, Inc.(a)	27,200	1,500,896
Medco Health Solutions, Inc.(a)	37,900	2,748,887
Omnicare, Inc.	76,800	3,054,336
Quest Diagnostics, Inc.	80,900	4,034,483

		18,406,518

Health Care Technology 1.2%
Cerner Corp.(a)(b)	45,200	2,461,140

Hotels, Restaurants & Leisure 2.4%
Hilton Hotels Corp.	78,200	2,812,072
Tim Hortons, Inc.	67,100	2,041,182

		4,853,254

Insurance 1.8%
Axis Capital Holdings, Ltd.	50,100	1,696,386
W.R. Berkley Corp.	63,000	2,086,560

		3,782,946

Internet & Catalog Retail 0.9%
GSI Commerce, Inc.(a)(b)	79,600	1,798,164

Internet Software & Services 2.7%
Digital River, Inc.(a)(b)	49,600	2,740,400
Equinix, Inc.(a)(b)	31,800	2,723,034

		5,463,434

IT Services 0.9%

CheckFree Corp.(a)(b)	50,400	1,869,336

Leisure Equipment & Products 0.7%
Activision, Inc.(a)	81,900	1,551,186

Life Sciences Tools & Services 0.7%
Applera Corp.—Applied Biosystems Group	47,900	1,416,403

Machinery 5.8%
Danaher Corp.	44,600	3,186,670
IDEX Corp.	62,600	3,185,088
ITT Corp.	60,600	3,655,392
Roper Industries, Inc.	35,800	1,964,704

		11,991,854

Media 1.9%
E.W. Scripps Co. (The)(Class A Stock)	20,700	924,876
Regal Entertainment Group (Class A Stock)	148,000	2,940,760

		3,865,636

Metals & Mining 1.1%
Goldcorp, Inc.	94,800	2,277,096

Multiline Retail 0.5%
J.C. Penney Co., Inc.	12,600	1,035,216

Oil, Gas & Consumable Fuels 5.0%
Noble Energy, Inc.	37,900	2,260,735
Southwestern Energy Co.(a)(b)	105,800	4,335,684
XTO Energy, Inc.	68,700	3,765,447

		10,361,866

Pharmaceuticals 0.8%
Endo Pharmaceuticals Holdings, Inc.(a)	56,400	1,658,160

Real Estate Investment Trust (REIT) 0.8%
Host Hotels & Resorts, Inc.(b)	64,900	1,707,519

Semiconductors & Semiconductor Equipment 5.0%
Broadcom Corp. (Class A Stock)(a)	65,650	2,105,396
Integrated Device Technology, Inc.(a)	210,800	3,250,536
KLA-Tencor Corp.(b)	31,000	1,652,920
Marvell Technology Group, Ltd.(a)(b)	135,200	2,272,712
Teradyne, Inc.(a)	60,700	1,003,978

		10,285,542

Software 8.3%
Adobe Systems, Inc.(a)	89,028	3,712,468
Amdocs, Ltd.(a)(b)	86,300	3,148,224
Autodesk, Inc.(a)	46,400	1,744,640

BEA Systems, Inc.(a)	197,700	2,291,343
Check Point Software Technologies, Ltd.(a)	93,200	2,076,496
Citrix Systems, Inc.(a)(b)	83,500	2,674,505
Electronic Arts, Inc.(a)	28,900	1,455,404

		17,103,080

Specialty Retail 3.4%
Abercrombie & Fitch Co. (Class A Stock)	26,900	2,035,792
Ross Stores, Inc.	67,900	2,335,760
Urban Outfitters, Inc.(a)	94,800	2,513,148

		6,884,700

Textiles, Apparel & Luxury Goods 0.3%
Phillips-Van Heusen Corp.	10,600	623,280

Wireless Telecommunication Services 7.2%
American Tower Corp. (Class A Stock)(a)	122,000	4,751,900
Clearwire Corp. (Class A Stock)(a)(b)	62,700	1,283,469
Crown Castle International Corp.	61,600	1,979,208
NII Holdings, Inc.(a)(b)	91,800	6,809,723

		14,824,300

TOTAL LONG –TERM INVESTMENTS
(cost $ 163,019,766)		200,208,846

SHORT-TERM INVESTMENT 23.1%
Affiliated Money Market Mutual Fund

Dryden Core Investment Fund—Taxable Money Market Series(c)(d)
(cost $47,457,120; includes $42,635,420 of cash collateral received for securities on loan)	47,457,120	47,457,120

TOTAL INVESTMENTS 120.6%
(cost $ 210,476,886)		247,665,966

LIABILITIES IN EXCESS OF OTHER ASSETS (20.6%)		(42,337,197)

NET ASSETS 100.0%		$205,328,769

The following abbreviations are used in the portfolio descriptions:

REIT–Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $41,092,841; cash collateral of

$42,635,420 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

SP SMALL CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS

Aerospace — 0.7%
ARGON ST, Inc.*(a)	34,000	$899,640

Apparel Manufacturers — 0.7%
Carter’s, Inc.*	38,285	970,142

Automobile Manufacturers — 1.1%
Titan International, Inc.(a)	55,200	1,398,216

Banking — 2.0%
Texas Capital Banshares, Inc.*	31,000	635,500
Wilshire Bancorp, Inc.	36,500	598,600
Wintrust Financial Corp.	30,400	1,356,144

		2,590,244

Building Materials — 2.1%
Drew Industries, Inc.*	22,500	645,300
Interline Brands, Inc.*	39,400	863,648
Texas Industries, Inc.(a)	16,315	1,232,272

		2,741,220

Business Services — 0.5%
ICON PLC (Ireland)*	16,220	690,972

Capital Markets — 0.7%
Lazard Ltd.(Class A Stock) (Bermuda)	18,425	924,567

Chemicals — 4.4%
Cabot Microelectronics Corp.*(a)	24,300	814,293
Quaker Chemical Corp.	12,500	297,625
Rockwood Holdings, Inc.*	38,900	1,076,752
Spartech Corp.	11,400	334,476
Terra Industries, Inc.*(a)	124,155	2,172,713
UAP Holding Corp.	40,545	1,048,088

		5,743,947

Clothing & Apparel — 1.4%
Volcom, Inc.*(a)	51,215	1,759,747

Commercial Services — 3.6%
Geo Group, Inc. (The)*	9,305	421,702
Global Cash Access Holdings*(a)	94,130	1,571,030
Healthcare Services Group, Inc.	13,100	375,315
Healthspring, Inc.*	22,500	529,875
Korn/Ferry International*	37,600	862,544
Navigant Consulting, Inc.*	43,000	849,680

		4,610,146

Commercial Services & Supplies — 2.8%
Advisory Board Co. (The)*	8,000	404,960
Corrections Corp. of America*	28,497	1,504,927
H&E Equipment Services, Inc.*	16,100	346,150
Rollins, Inc.	57,500	1,323,075

		3,579,112

Computer Services & Software — 4.1%
ANSYS, Inc.*	28,490	1,446,437
Avid Technology, Inc.*(a)	27,580	961,991
FactSet Research Systems, Inc.	16,698	1,049,469
The9 Ltd., ADR (China)*(a)	27,060	913,004
Transactions Systems Architects, Inc.*	9,100	294,749
Trident Microsystems, Inc.*(a)	33,315	668,299

		5,333,949

Construction — 0.8%
Infrasource Services, Inc.*	23,050	703,716
NCI Buildings Systems, Inc.*	7,700	367,598

		1,071,314

Consulting — 0.7%
Watson Wyatt Worldwide, Inc.(Class A Stock)	19,900	968,135

Consumer Products & Services — 1.6%
Central Garden & Pet Co.*	13,500	199,395
Central Garden & Pet Co.* (Class A Stock) (a)	26,900	395,430
Chattem, Inc.*	5,400	318,276
Ritchie Bros. Auctioneers, Inc. (Canada)	18,700	1,094,324

		2,007,425

Distribution/Wholesale — 2.4%
Houston Wire & Cable*(a)	27,000	756,540
MWI Veterinary Supply, Inc.*	17,100	564,300
Owens & Minor, Inc.	9,900	363,627
Pool Corp.(a)	20,194	722,945
ScanSource, Inc.*(a)	27,500	738,100

		3,145,512

Diversified Manufacturing Operations — 2.2%
Actuant Corp.(Class A Stock) (a)	40,743	2,068,115
CLARCOR, Inc.	24,100	766,380

		2,834,495

Electrical Equipment — 1.8%
Advanced Energy Industries, Inc.*(a)	52,666	1,108,092
General Cable Corp.*(a)	23,511	1,256,193

		2,364,285

Electronic Components — 2.8%
Daktronics, Inc.	13,575	372,498
Eagle Test Systems, Inc.*	28,910	481,063
LoJack Corp.*	28,300	537,134
Universal Electronics, Inc.*	78,449	2,185,589

		3,576,284

Electronics — 2.2%
Coherent, Inc.*(a)	56,410	1,790,454
Dolby Laboratories, Inc.(Class A Stock) *	31,540	1,088,445

		2,878,899

Entertainment — 0.9%
Vail Resorts, Inc.*(a)	21,270	1,155,599

Entertainment & Leisure — 0.4%
RC2 Corp.*	13,700	553,343

Financial—Brokerage — 0.5%
Cowen Group, Inc.*	37,720	627,661

Financial Services — 2.9%
Boston Private Financial Holdings, Inc.(a)	32,745	$914,240
Financial Federal Corp.	24,900	655,368
First Mercury Financial Corp.*	23,860	490,323
Hilb Rogal & Hobbs Co.	9,400	461,070
Investment Technology Group, Inc.*	18,840	738,528
ITLA Capital Corp.	8,500	442,170

		3,701,699

Food — 0.1%
Tootsie Roll Industries, Inc.	5,122	153,512

Health Services — 2.9%
Centene Corp.*(a)	27,625	579,849
Computer Programs & Systems, Inc.	25,600	686,592
Eclipsys Corp.*	83,520	1,609,430
Horizon Health Corp.*	45,513	889,779

		3,765,650

Healthcare—Services — 0.3%
Animal Health International, Inc.*	29,770	359,919

Healthcare Equipment & Supplies — 0.7%
Cutera, Inc.*	24,210	876,160

Healthcare Providers & Services — 0.6%
Matria Healthcare, Inc.*(a)	31,140	820,850

Healthcare-Products — 0.7%
Haemonetics Corp.*	9,300	434,775
LCA-Vision, Inc.(a)	12,300	506,637

		941,412

Household Products — 0.6%
ACCO Brands Corp.*	29,800	717,882

Insurance — 2.5%
American Equity Investment Life Holding Co.(a)	41,100	539,643
American Safety Insurance Holdings Ltd.*	17,860	340,412
Amerisafe, Inc.*	42,000	791,700
Philadelphia Consolidated Holding Co.*	30,459	1,339,891
Tower Group, Inc.	8,600	277,092

		3,288,738

Internet Services — 2.8%
CNET Networks, Inc.*	107,135	933,146
Internet Capital Group, Inc.*	44,151	472,416
j2 Global Communications, Inc.*(a)	47,700	1,322,244
Online Resources Corp.*	43,300	496,651
Switch And Data, Inc.*	23,745	430,259

		3,654,716

Internet Software & Services — 0.1%
US Auto Parts Network, Inc.*	33,525	180,029

Leisure — 0.7%
International Speedway Corp.(Class A Stock) *	18,600	961,620

Machinery & Equipment — 6.2%
Bucyrus International, Inc.(Class A Stock) (a)	65,442	3,370,263
IDEX Corp.*	30,200	1,536,576
Middleby Corp.*	11,800	1,555,712
RBC Bearings, Inc.*	28,800	962,784
Regal-Beloit Corp.	13,800	640,044

		8,065,379

Media — 2.2%
Entravision Communications Corp.(Class A Stock) *	87,180	814,261
Journal Communications, Inc.(Class A Stock)	57,300	751,203
Meredith Corp.	22,500	1,291,275

		2,856,739

Medical Products — 7.3%
American Medical Systems Holdings, Inc.*(a)	82,526	1,747,075
Arrow International, Inc.(a)	34,015	1,093,922
DJ Orthopedics, Inc.*(a)	14,682	556,448
ICU Medical, Inc.*	7,300	286,160
K-V Pharmaceutical Co.(Class A Stock) *	42,855	1,059,804
Landauer, Inc.	13,700	691,576
Respironics, Inc.*	29,944	1,257,349
STERIS Corp.	36,800	977,408
TECHNE Corp.*	9,700	553,870
Thoratec Corp.*	24,314	508,163
Young Innovations, Inc.	25,900	704,998

		9,436,773

Medical Supplies & Equipment — 1.6%
Myriad Genetics, Inc.*(a)	13,005	448,152
Quality Systems, Inc.(a)	22,945	917,800
Vital Images, Inc.*	21,455	713,594

		2,079,546

Metals & Mining — 0.7%
Claymont Steel Holdings, Inc.*	28,575	569,500
Northwest Pipe Co*	7,795	310,475

		879,975

Mineral Resources — 0.6%
AMCOL International Corp.	25,300	750,145

Office Equipment — 0.7%
School Specialty, Inc.*	25,245	911,597

Oil & Field Services — 0.3%
Cal Dive International, Inc.*	36,300	443,223

Oil & Gas Equipment & Services — 2.7%
CARBO Ceramics, Inc.(a)	16,000	744,800
TETRA Technologies, Inc.*	113,993	2,816,767

		3,561,567

Oil & Gas Exploration/Production — 1.4%
Core Laboratories NV (Netherlands)*(a)	9,462	793,199
Unit Corp.*	19,823	1,002,846

		1,796,045

Oil, Gas & Consumable Fuels — 1.7%
Berry Petroleum Co.(Class A Stock)	29,800	$913,668
Comstock Resources, Inc.*	13,900	380,582
Edge Petroleum Corp.*(a)	31,370	392,752
Oceaneering International, Inc.*	12,555	528,817

		2,215,819

Pharmaceuticals — 0.3%
Cubist Pharmaceuticals, Inc.*(a)	20,410	450,449

Publishing — 0.7%
Courier Corp.	23,000	898,610

Retail — 5.1%
Build-A-Bear Workshop, Inc.*(a)	49,826	1,368,720
Cash America International, Inc.(a)	39,762	1,630,242
Genesco, Inc.*(a)	42,773	1,776,363
Red Robin Gourmet Burgers, Inc.*(a)	16,430	637,813
Ruby Tuesday, Inc.(a)	21,500	614,900
Steak N Shake Co. (The)*	33,300	558,441

		6,586,479

Retail & Merchandising — 1.4%
Guitar Center, Inc.*(a)	9,700	437,664
Hibbett Sports, Inc.*	19,200	548,928
MSC Industrial Direct, Inc.(Class A Stock) *	18,300	854,244

		1,840,836

Road & Rail — 0.7%
Landstar System, Inc.	18,400	843,456

Semiconductors & Semiconductor Equipment — 1.7%
OYO Geospace Corp.*	30,348	2,152,280

Software — 0.6%
Netsmart Technologies, Inc.*	43,790	719,908

Specialty Retail — 0.5%
Monro Muffler Brake, Inc.	16,600	582,660

Telecommunications — 1.0%
EMS Technologies, Inc.*	35,439	682,909
Ixia*	60,562	563,227

		1,246,136

Transportation Services — 1.1%
Bristow Group, Inc.*(a)	9,100	331,695
Heartland Express, Inc.	30,666	486,976
HUB Group, Inc.(Class A Stock) *	18,900	547,911

		1,366,582

Waste Management — 2.1%
Waste Connections, Inc.*(a)	91,729	2,746,366

TOTAL LONG-TERM INVESTMENTS (cost $100,498,958)		124,277,611

SHORT-TERM INVESTMENT — 30.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $39,087,744) ; includes $38,437,265 of cash collateral for securities on loan)(b)(w)	39,087,744	$39,087,744
TOTAL INVESTMENTS — 126.1%
(cost $139,586,702)		163,365,355
Liabilities in excess of other assets — (26.1)%		(33,831,531)

NET ASSETS — 100.0%		$129,533,824

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $37,194,568; cash collateral of $38,437,265 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SP SMALL CAP VALUE PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace — 0.1%
Ducommun, Inc.*	4,480	$115,271
MTC Technologies, Inc.*	9,638	202,687

		317,958

Aerospace & Defense — 1.6%
AAR Corp.*	19,932	549,326
DRS Technologies, Inc.	33,410	1,743,000
EDO Corp.	29,682	777,668
Heico Corp.(Class A Stock)	61,000	1,912,350
Orbital Sciences Corp.*	49,280	923,507

		5,905,851

Airlines — 0.8%
AirTran Holdings, Inc.*(a)	213,029	2,187,808
SkyWest, Inc.	28,900	775,387

		2,963,195

Auto Components — 1.5%
Cooper Tire & Rubber Co.	156,500	2,862,385
Sauer-Danfoss, Inc.	49,800	1,498,980
Superior Industries International, Inc.(a)	61,360	1,278,129

		5,639,494

Automobile Manufacturers — 0.7%
Wabash National Corp.	165,183	2,547,122

Automotive Parts — 0.9%
Commercial Vehicle Group, Inc.	50,382	1,037,869
LoJack Corp.*	29,329	556,664
Tenneco Automotive, Inc.*(a)	67,593	1,720,918

		3,315,451

Banks — 0.2%
Sterling Financial Corp. (WA)	9,764	304,539
West Coast Bancorp	17,138	547,902

		852,441

Basic Materials—Mining — 0.2%
Olympic Steel Inc.	21,889	678,340

Biotechnology — 0.5%
iShares Nasdaq Biotech Index*(a)	24,800	1,878,600

Building Materials — 0.7%
Comfort Systems USA, Inc.	70,128	840,133
Trex Co., Inc.*(a)	3,198	68,853
Universal Forest Products, Inc.	35,379	1,753,030

		2,662,016

Building Products — 1.2%
Goodman Global, Inc.*(a)	123,581	2,177,497
Patrick Industries, Inc.*	85,700	1,027,543
Simpson Manufacturing Co, Inc.(a)	43,100	1,329,204

		4,534,244

Business Services — 0.7%
efunds Corp.*	66,253	1,766,305
Macquarie Infrastucture Co. Trust	7,398	290,741
Resources Connection, Inc.*(a)	16,905	540,791

		2,597,837

Capital Markets — 0.3%
Investors Financial Services Corp.	22,200	1,290,930

Chemicals — 1.9%
Albemarle Corp.	15,741	650,733
American Vanguard Corp.	11,258	192,399
H.B. Fuller Co.	41,418	1,129,469
KMG Chemicals, Inc.	25,212	289,938
Minerals Technologies, Inc.	33,137	2,059,796
NuCO2, Inc.*(a)	15,708	396,156
Penford Corp.	17,176	345,925
PolyOne Corp.*	29,108	177,559
UAP Holding Corp.	63,530	1,642,250

		6,884,225

Clothing & Apparel — 0.3%
Gymboree Corp.*	15,012	601,531
K-Swiss, Inc.(Class A Stock)	25,071	677,418

		1,278,949

Commercial Banks — 5.4%
Alabama National Bancorp	24,867	1,760,832
Alliance Bankshares Corp.*	15,943	246,319
Bancorp Bank (The)*	57,255	1,488,630
Capital Corp of the West	41,900	1,112,445
Cardinal Financial Corp.	50,823	507,213
Cascade Financial Corp.	74,405	1,295,391
Central Pacific Financial Corp.	90,847	3,322,275
City National Corp.	13,000	956,800
Cullen Frost Bankers, Inc.	29,700	1,554,201
First Security Group, Inc.	95,190	1,083,262
FNB Corp.	35,343	595,530
Midwest Banc Holdings, Inc.(a)	100,646	1,782,441
PAB Bankshares, Inc.	17,570	312,043
Tompkins Trustco, Inc.	11,260	471,344
UCBH Holdings, Inc.	101,100	1,882,482
Umpqua Holdings Corp.	62,400	1,670,448

		20,041,656

Commercial Services — 0.6%
ITT Educational Services, Inc.*	7,998	651,757
MAXIMUS, Inc.	19,293	665,223
Providence Service Corp.*(a)	38,952	923,941

		2,240,921

Commercial Services & Supplies — 1.8%
Hewitt Associates, Inc. (Class A Stock)*	15,774	461,074
John H. Harland Co.	31,900	1,634,237
Labor Ready, Inc.*(a)	71,900	1,365,381
United Stationers, Inc.*	29,400	1,761,648
Watson Wyatt & Co. Holdings	31,400	1,527,610

		6,749,950

Communication Equipment — 2.0%
Bel Fuse, Inc.(Class B Stock)	16,200	627,102
Black Box Corp.	37,900	1,384,866
Digi International, Inc.*	42,090	534,543
Dycom Industries, Inc.*	19,900	518,594

Communication Equipment (cont’d.)
Foundry Networks, Inc.*	199,359	$2,705,302
Plantronics, Inc.(a)	73,810	1,743,392

		7,513,799

Computer Hardware — 0.8%
Electronics for Imaging, Inc.*	75,951	1,781,051
Intermec, Inc.*(a)	26,778	598,220
MTS Systems Corp.	10,928	424,444

		2,803,715

Computer Networking — 0.1%
Adaptec, Inc.*	78,902	305,351

Computer Services & Software — 1.7%
BISYS Group, Inc. (The)*	43,355	496,848
JDA Software Group, Inc.*	82,680	1,242,681
MICRO Systems, Inc.*(a)	12,971	700,304
Parametric Technology Corp.*(a)	107,218	2,046,792
Progress Software Corp.*	28,705	895,596
Transactions Systems Architects, Inc.*	27,731	898,207

		6,280,428

Computers & Peripherals — 0.2%
Rimage Corp.*	25,000	647,750

Construction — 1.0%
Beazer Homes USA, Inc.(a)	23,119	671,144
Builders FirstSource, Inc.*(a)	15,786	253,681
Hovnanian Enterprises, Inc.(Class A Stock) *(a)	42,387	1,066,457
Modtech Holdings, Inc.*	42,777	134,320
Ryland Group, Inc.(a)	27,658	1,166,891
Williams Scotsman International,Inc.*	20,171	396,562

		3,689,055

Construction Materials — 0.4%
Florida Rock Industries, Inc.	20,000	1,345,800

Consumer Products & Services — 1.4%
Elizabeth Arden, Inc.*	70,401	1,536,150
Fossil, Inc.*(a)	62,538	1,655,381
Playtex Products, Inc.*(a)	101,840	1,381,969
Prestige Brands Holdings, Inc.*	44,197	523,734

		5,097,234

Containers & Packaging — 0.6%
AptarGroup, Inc.	33,200	2,222,076

Distribution/Wholesale — 0.9%
Owens & Minor, Inc.	43,130	1,584,165
Watsco, Inc.(a)	32,733	1,671,674

		3,255,839

Diversified — 0.2%
Technology Investment Capital Corp.	44,391	750,652

Diversified Consumer Services — 0.4%
Steiner Leisure Ltd.*	35,850	1,612,533

Diversified Financial Services — 0.6%
Portfolio Recovery Associates, Inc.*(a)	46,800	2,089,620

Electric Utilities — 0.1%
MGE Energy, Inc.	16,175	573,566

Electrical Equipment — 0.5%
Hubbell, Inc. (Class B Stock)	19,600	945,504
Regal-Beloit Corp.	19,700	913,686

		1,859,190

Electronic Components — 0.4%
Empire District Electric Co. (The)	4,667	115,742
GrafTech International Ltd.*	128,556	1,167,288
ITC Holdings Corp.	4,081	176,667

		1,459,697

Electronic Equipment & Instruments — 0.5%
Tektronix, Inc.	67,400	1,897,984

Electronics — 0.3%
Belden CDT, Inc.	20,396	1,093,022

Energy Equipment & Services — 1.2%
Input Output, Inc.*	125,800	1,733,524
National-Oilwell Varco, Inc.*	30,300	2,357,037
Superior Well Services, Inc.*	21,000	479,850

		4,570,411

Engineering/Construction — 0.8%
EMCOR Group, Inc.*(a)	22,400	1,321,152
Perini Corp.*	42,100	1,551,806

		2,872,958

Entertainment — 0.1%
Macrovision Corp.*	12,348	309,317

Entertainment & Leisure — 0.4%
Boyd Gaming Corp.	21,848	1,040,839
Isle of Capri Casinos*(a)	13,233	339,029

		1,379,868

Environmental Services — 0.4%
Waste Connections, Inc.*(a)	54,827	1,641,520

Equipment Services — 0.2%
Aaron Rents, Inc.	34,416	909,959

Exchange Traded Fund — 2.3%
iShares Russell 2000 Value Index Fund(a)	104,540	8,462,513

Financial—Bank & Trust — 3.8%
Bank of The Ozarks, Inc.	9,471	272,007
Chittenden Corp.	25,209	761,060
Citizens Banking Corp.	20,659	457,803
CoBiz, Inc.	47,406	943,853
Columbia Banking System, Inc.	22,176	747,996
First Financial Bankshare, Inc.	16,964	709,434
Glacier Bancorp, Inc.	47,540	1,142,862
IBERIABANK Corp.	46,215	2,572,327
Irwin Financial Corp.	12,054	224,687
Millennium Bankshares Corp.	36,787	376,331
Nexity Financial Corp.*	17,287	202,258
Prosperity Bancshares, Inc.	40,224	1,397,382
Signature Bank*	66,266	2,156,296

Financial - Bank & Trust (cont’d.)
Southcoast Financial Corp.*	13,558	$302,615
Sterling Bancorp	15,064	272,658
Summit State Bank	10,843	140,959
United Community Banks, Inc.(a)	40,890	1,340,783

		14,021,311

Financial Services — 2.3%
Accredited Home*(a)	38,187	353,994
Apollo Investment Corp.	16,808	359,691
Berkshire Hills Bancorp, Inc.	19,243	647,527
Brookline Bancorp, Inc.	55,461	702,691
Financial Federal Corp.	98,656	2,596,626
First Niagara Financial Group, Inc.	47,544	661,337
Highland Distressed Opportunities,Inc.*(a)	47,065	676,324
Knight Trading Group, Inc.(Class A Stock) *	26,249	415,784
PFF Bancorp, Inc.	71,810	2,177,997

		8,591,971

Food & Staples Retailing — 0.2%
Weis Markets, Inc.	14,960	668,712

Food Products — 1.8%
Del Monte Foods Co.	238,600	2,739,128
Nash Finch Co.(a)	27,850	959,711
Pilgrim’s Pride Corp.(a)	60,100	1,994,719
Smithfield Foods, Inc.*(a)	34,800	1,042,260

		6,735,818

Gas Utilities — 0.3%
New Jersey Resources Corp.	20,500	1,026,025

Healthcare Equipment & Supplies — 0.3%
National Dentex Corp.*	70,280	989,542

Healthcare Providers & Services — 1.3%
Apria Healthcare Group, Inc.*	18,600	599,850
Cross Country, Inc*	80,600	1,469,338
LifePoint Hospitals, Inc.*	37,590	1,436,690
Rehabcare Group, Inc.*	75,200	1,193,424

		4,699,302

Healthcare Services — 0.2%
Amedisys, Inc.*	23,331	756,624

Healthcare Techology — 0.3%
Dendrite International, Inc.*	66,500	1,041,390

Healthcare-Products — 0.3%
American Medical Systems Holdings, Inc.*(a)	46,382	981,907

Hotels, Restaurants & Leisure — 0.8%
O’ Charleys, Inc.*	113,100	2,181,699
Trump Entertainment Resorts Inc.*(a)	50,800	917,956

		3,099,655

Household Durables — 1.8%
Furniture Brands International, Inc.(a)	137,500	2,169,750
Snap-On, Inc.	28,700	1,380,470
Tupperware Corp.(a)	84,100	2,096,613
WCI Communities, Inc.*(a)	41,330	881,982

		6,528,815

Household Products — 0.3%
Central Garden And Pet Co.*	66,400	976,080

Information Technology Services — 0.7%
Medquist, Inc.*	22,370	222,358
Perot Systems Corp.(Class A Stock) *	131,000	2,340,970

		2,563,328

Insurance — 3.6%
Allied World Assurance Holdings Ltd.	52,310	2,236,252
American Equity Investment Life Holding Co.	104,060	1,366,308
Aspen Insurance Holdings Ltd. (Bermuda)	29,336	768,897
CNA Financial Corp.*	75,392	1,590,771
Donegal Group, Inc.	21,919	372,185
Midland Co. (The)	19,873	843,013
National Atlantic Holdings Corp.*	22,164	286,580
Navigators Group, Inc.*	16,815	843,609
NYMAGIC, Inc.	14,601	596,451
ProAssurance Corp.*(a)	29,088	1,487,851
Procentury Corp.	50,129	1,162,993
RLI Corp.	20,896	1,147,817
StanCorp Financial Group, Inc.	17,083	839,971

		13,542,698

Leisure Equipment & Products — 1.1%
Callaway Gulf Co.	126,000	1,985,760
K2, Inc.*(a)	167,557	2,025,764

		4,011,524

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*(a)	56,500	852,020

Machinery — 4.6%
Albany International Corp.(Class A Stock) (a)	54,300	1,951,542
Applied Industrial Technologies, Inc.(a)	36,053	884,380
Baldor Electric Co.	2,079	78,462
Crane Co.(a)	33,810	1,366,600
Franklin Electric Co., Inc.	9,661	449,237
IDEX Corp.	35,200	1,790,976
Kaydon Corp.(a)	42,400	1,804,544
Kennametal, Inc.	28,300	1,913,363
Mueller Industries, Inc.	100,830	3,034,983
RBC Bearings, Inc.*(a)	40,724	1,361,403
Tennant Co.	13,494	424,926
Wabtec Corp.	55,800	1,924,542

		16,984,958

Machinery & Equipment — 0.3%
Actuant Corp.(Class A Stock)	22,776	1,156,110

Marine — 0.6%
Kirby Corp.*	59,200	2,070,816

Medical Supplies & Equipment — 1.1%
Cardiac Science Corp.*	98,540	$901,641
PerkinElmer, Inc.	71,317	1,727,298
Symmetry Medical, Inc.*	82,384	1,345,330

		3,974,269

Metals & Mining — 1.4%
Chaparral Steel Co.(a)	11,774	684,894
Commercial Metals Co.*	49,358	1,547,373
Gibraltar Industries, Inc.	102,690	2,322,848
Meridian Gold, Inc.*	23,400	597,402

		5,152,517

Multi-Line Retail — 0.4%
Dillard’s, Inc.(Class A Stock)	47,700	1,561,221

Multi-Utilities
Vectren Corp.	2,965	84,799

Oil, Gas & Consumable Fuels — 4.5%
Denbury Resources, Inc.*	77,300	2,302,767
Northwest Natural Gas Co.	49,664	2,268,155
Oil States International*(a)	45,458	1,458,747
Parallel Petroleum Corp.*(a)	61,452	1,410,323
Range Resources Corp.	52,689	1,759,813
South Jersey Industries, Inc.	31,063	1,181,947
Southeastern Michigan Gas Enterprises, Inc.*	11,780	89,764
Southwest Gas Corp.	22,742	883,982
W-H Energy Services, Inc.*	21,017	982,335
Williams Partners LP	43,761	2,088,712
XTO Energy, Inc.	43,400	2,378,754

		16,805,299

Paper & Forest Products — 0.2%
Caraustar Industries, Inc.*	133,782	840,151

Pharmaceuticals — 0.7%
Bentley Pharmaceuticals, Inc.*(a)	120,500	986,895
Medarex, Inc.*	109,797	1,420,773
Salix Pharmaceuticals Ltd.*(a)	25,793	324,992

		2,732,660

Real Estate Investment Trust—Apartment — 0.3%
American Campus Communities, Inc.	34,411	1,042,309

Real Estate Investment Trust—Office Industrial — 0.4%
Brandywine Realty Trust	47,837	1,598,234

Real Estate Investment Trust—Other Reit — 1.7%
Acadia Realty Trust	29,446	767,657
Digital Realty Trust, Inc.	22,233	887,097
Omega Healthcare Investors, Inc.	84,084	1,442,041
Spirit Finance Corp.	129,418	1,928,328
U-Store-It Trust*	57,388	1,154,646

		6,179,769

Real Estate Investment Trusts — 4.9%
American Land Lease, Inc.	30,900	772,500
Biomed Realty Trust, Inc.	93,222	2,451,738
Cogdell Spencer, Inc.	24,763	521,756
Cousins Properties, Inc.(a)	51,600	1,695,576
Duke Realty Corp.	20,200	878,094
Entertainment Properties Trust	19,708	1,187,407
LaSalle Hotel Properties	57,153	2,649,613
Lexington Corp. Properties Trust(a)	75,144	1,587,793
Liberty Property Trust(a)	18,200	886,704
MFA Mortgage Investments, Inc.	160,538	1,236,143
Mid-America Apartment Communities, Inc.	17,650	992,989
National Retail Properties(a)	53,848	1,302,583
Parkway Properties, Inc.	39,271	2,051,910

		18,214,806

Restaurants — 1.2%
California Pizza Kitchen, Inc.*(a)	27,878	916,907
CEC Entertainment, Inc.*	38,666	1,606,186
Rare Hospitality International, Inc.*	34,699	1,044,093
Steak N Shake Co. (The)*	44,445	745,343

		4,312,529

Retail — 0.3%
Charming Shoppes, Inc.*(a)	78,022	1,010,385

Retail & Merchandising — 1.9%
Asbury Automotive Group, Inc.	10,059	284,167
Big Lots, Inc.*	42,875	1,341,130
Casey’s General Stores, Inc.	132,793	3,321,153
Christopher & Banks Corp.	9,392	182,862
Hot Topic, Inc.*	23,489	260,728
Insight Enterprises, Inc.*	49,693	893,480
School Specialty, Inc.*(a)	22,363	807,528

		7,091,048

Semiconductors — 0.3%
AMIS Holdings, Inc.*	57,465	629,242
Semtech Corp.*	50,941	686,684

		1,315,926

Semiconductors & Semiconductor Equipment — 5.4%
ATMI, Inc.*(a)	25,785	788,247
Brooks Automation, Inc.*(a)	49,891	855,631
Cabot Microelectronics Corp.*(a)	30,100	1,008,651
Emulex Corp.*	110,496	2,020,972
Entegris, Inc.*(a)	213,285	2,282,149
Exar Corp.*	127,400	1,686,776
Fairchild Semiconductor International, Inc.*	128,200	2,143,504
Form Factor, Inc.*(a)	14,724	658,899
Intergrated Device Technology, Inc.*	91,647	1,413,197
Kulicke & Soffa Industries, Inc.*(a)	244,200	2,258,850
Omnivision Technologies, Inc.*(a)	75,700	981,072
Tessera Technologies, Inc.*	34,780	1,382,157
Verigy Ltd. (Singapore)*	116,700	2,738,949

		20,219,054

Software — 1.9%
Blackboard, Inc.*(a)	9,710	326,547
EPIQ Systems, Inc.*(a)	70,100	1,428,638

Software (cont’d.)
Lawson Software, Inc.*(a)	520,031	$4,207,051
McAfee, Inc.*	39,500	1,148,660

		7,110,896

Specialty Retail — 2.4%
Buckle, Inc. (The)	45,750	1,633,275
Cato Corp.(Class A Stock)	76,370	1,786,294
Deb Shops, Inc.	46,710	1,264,907
Guitar Center, Inc.*(a)	6,899	311,283
Lithia Motors, Inc. (Class A Stock)*	56,478	1,548,062
West Marine, Inc.*(a)	132,080	2,405,177

		8,948,998

Telecommunications — 1.9%
Andrew Corp.*(a)	35,561	376,591
Anixter International, Inc.*(a)	17,662	1,164,632
Dobson Communications Corp.(Class A Stock) *	82,015	704,509
Knology, Inc.*	20,309	321,492
Premiere Global Services, Inc.*	149,988	1,682,865
RCN Corp.*	52,679	1,345,948
Tekelec*(a)	100,982	1,505,642

		7,101,679

Textiles — 0.2%
G & K Services, Inc. (Class A Stock)	19,959	724,113

Textiles, Apparel & Luxury Goods — 0.5%
Timberland Co. (The)(Class A Stock) *(a)	75,200	1,957,456

Thrifts & Mortgage Finance — 1.0%
City Bank/Lynnwood WA	25,200	809,172
PMI Group, Inc. (The)	53,600	2,423,792
Triad Guaranty, Inc.*(a)	11,540	477,871

		3,710,835

Transportation — 0.4%
Forward Air Corp.	18,199	598,383
Heartland Express, Inc.	48,382	768,306

		1,366,689

Utilities — 1.8%
Cleco Corp.	42,814	1,105,886
El Paso Electric Co.*	115,368	3,039,947
Sierra Pacific Resources*	60,698	1,054,931
Unisource Energy Corp.	8,937	335,584
Westar Energy, Inc.	42,226	1,162,060

		6,698,408

TOTAL LONG-TERM INVESTMENTS
(cost $317,213,712)		358,075,693

SHORT-TERM INVESTMENT — 24.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $90,554,047 ; includes $77,708,485 of cash collateral for securities on loan) (b)(w)	90,554,047	90,554,047

TOTAL SHORT-TERM INVESTMENT
(cost $90,554,047)		90,554,047

TOTAL INVESTMENTS — 120.9%
(cost $407,767,759)		448,629,740
Liabilities in excess of other assets — (20.9)%		(77,631,034)

NET ASSETS — 100.0%		$370,998,706

*	Non-income producing security.
WA	Washington State
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $74,110,921; cash collateral of $77,708,485 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace — 1.9%
Boeing Co. (The)	14,200	$1,262,522

Aerospace & Defense — 2.3%
United Technologies Corp.	23,100	1,501,500

Beverages — 3.0%
PepsiCo, Inc.	31,600	2,008,496

Biotechnology — 8.8%
Genentech, Inc.*	28,800	2,365,056
Gilead Sciences, Inc.*	45,300	3,465,450

		5,830,506

Capital Markets — 5.4%
Franklin Resources, Inc.	5,800	700,814
Goldman Sachs Group, Inc.	12,950	2,675,859
Merrill Lynch & Co., Inc.	2,500	204,175

		3,580,848

Communication Equipment — 7.9%
Cisco Systems, Inc.*	120,700	3,081,471
QUALCOMM, Inc.	50,600	2,158,596

		5,240,067

Computer Services & Software — 1.3%
Microsoft Corp.	29,900	833,313

Computers & Peripherals — 8.2%
Apple, Inc.*	42,700	3,967,257
Hewlett-Packard Co.	25,100	1,007,514
Sun Microsystems, Inc.*	76,900	462,169

		5,436,940

Consumer Products & Services — 1.8%
Procter & Gamble Co.	19,300	1,218,988

Diversified Financial Services — 4.5%
JPMorgan Chase & Co.	18,900	914,382
NYSE Group, Inc.*	22,000	2,062,500

		2,976,882

Energy Equipment & Services — 1.2%
Schlumberger Ltd.	11,100	767,010

Farming & Agriculture — 1.4%
Monsanto Co.	16,300	895,848

Financial Services — 4.9%
Chicago Mercantile Exchange Holdings, Inc.	1,720	915,831
Credit Suisse Group, ADR (Switzerland)	19,400	1,393,502
Legg Mason, Inc.	10,100	951,521

		3,260,854

Healthcare Services — 2.6%
WellPoint, Inc.*	21,300	1,727,430

Hotels & Motels — 1.5%
Starwood Hotels & Resorts Worldwide, Inc.	15,000	972,750

Insurance — 2.9%
American International Group, Inc.	28,400	1,909,048

Internet & Catalog Retail — 0.5%
eBay, Inc.*	10,600	351,390

Internet Software & Services — 6.2%
Google, Inc.(Class A Stock) *	8,970	4,109,695

Media — 7.7%
Comcast Corp.(Special Class A Stock) *	46,200	1,176,714
News Corp.(Class A Stock)	74,800	1,729,376
Walt Disney Co. (The)	63,400	2,182,862

		5,088,952

Multi-Line Retail — 4.4%
Federated Department Stores, Inc.	41,700	1,878,585
Target Corp.	17,100	1,013,346

		2,891,931

Oil, Gas & Consumable Fuels — 1.3%
Halliburton Co.	27,200	863,328

Pharmaceuticals — 6.9%
Abbott Laboratories	11,100	619,380
Alcon, Inc. (Switzerland)	7,600	1,001,832
Merck & Co., Inc.	18,000	795,060
Roche Holdings, Ltd., ADR (Switzerland)	24,500	2,173,150

		4,589,422

Retail & Merchandising — 0.6%
Kohl’s Corp.*	4,900	375,389

Semiconductors & Semiconductor Equipment — 6.7%
Broadcom Corp.(Class A Stock) *	73,700	2,363,559
Marvell Technology Group Ltd.*	92,200	1,549,882
NVIDIA Corp.*	18,800	541,064

		4,454,505

Software — 3.6%
Adobe Systems, Inc.*	57,200	2,385,240

Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.*	22,700	1,136,135

TOTAL LONG-TERM INVESTMENTS
(cost $56,709,295)		65,668,989

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $317,848)(w)	317,848	317,848

TOTAL INVESTMENTS — 99.7%
(cost $57,027,143)		65,986,837
Other assets in excess of liabilities — 0.3%		229,254

NET ASSETS — 100.0%		$66,216,091

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.

SP T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Advertising — 2.0%
Lamar Advertising Co.	24,600	$1,549,062

Airlines — 2.0%
Southwest Airlines Co.	101,200	1,487,640

Biotechnology Healthcare — 1.0%
Celgene Corp.*	15,000	786,900

Commercial Services & Supplies — 1.1%
Monster Worldwide, Inc.*	17,400	824,238

Communication Equipment — 1.0%
QUALCOMM, Inc.*	17,000	725,220

Computer Hardware — 1.4%
Apple Computer, Inc.*	11,500	1,068,465

Computer Services & Software — 9.0%
Autodesk, Inc.*	23,600	887,360
Automatic Data Processing, Inc.*	23,600	1,142,240
Electronic Arts, Inc.*	11,200	564,032
Microsoft Corp.	103,000	2,870,610
NAVTEQ Corp.*	20,500	707,250
Red Hat, Inc.*	30,100	690,193

		6,861,685

Consumer Products & Services — 1.9%
Accenture Ltd.(Class A Stock)	38,200	1,472,228

Diversified Financial Services — 3.8%
E*TRADE Financial Corp.*	50,900	1,080,098
Intercontinental Exchange, Inc.*	3,300	403,293
Morgan Stanley	18,300	1,441,308

		2,924,699

Drugs & Medicine — 8.4%
Amgen, Inc.*	15,700	877,316
Genentech, Inc.*	17,300	1,420,676
Gilead Sciences, Inc.*	28,500	2,180,250
St. Jude Medical, Inc.*	16,800	631,848
WellPoint, Inc.*	15,900	1,289,490

		6,399,580

Electronic Components — 1.5%
Harman International Industries, Inc.	12,100	1,162,568

Farming & Agriculture — 1.0%
Monsanto Co.	13,400	736,464

Financial - Bank & Trust — 2.7%
State Street Corp.	31,200	2,020,200

Financial Services — 3.0%
Broadridge Financial Solutions, Inc.*	1,600	31,520
Chicago Mercantile Exchange Holdings, Inc.	1,300	692,198
Franklin Resources, Inc.	12,900	1,558,707

		2,282,425

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	15,000	704,250

Healthcare Providers & Services — 1.9%
UnitedHealth Group, Inc.	27,800	1,472,566

Hotels, Restaurants & Leisure — 3.8%
International Game Technology	38,200	1,542,516
Marriott International, Inc.(Class A Stock)	17,400	851,904
Wynn Resorts Ltd.	5,200	493,272

		2,887,692

Internet Services — 7.4%
Amazon.com, Inc.*	41,600	1,655,264
eBay, Inc.*	31,200	1,034,280
Google, Inc.(Class A Stock) *	5,000	2,290,800
Yahoo!, Inc.*	22,300	697,767

		5,678,111

Manufacturing — 2.1%
Danaher Corp.	22,400	1,600,480

Media — 1.1%
EchoStar Communications Corp.(Class A Stock) *	19,400	842,542

Medical Supplies & Equipment — 2.7%
Medtronic, Inc.*	28,400	1,393,304
Sepracor, Inc.*	13,900	648,157

		2,041,461

Oil, Gas & Consumable Fuels — 2.0%
Schlumberger Ltd.	22,400	1,547,840

Pharmaceuticals — 1.8%
Cephalon, Inc.*	7,100	505,591
Medco Health Solutions, Inc.*	12,200	884,866

		1,390,457

Retail & Merchandising — 8.2%
Bed Bath & Beyond, Inc.*	27,400	1,100,658
CVS Corp.	26,978	921,029
Kohl’s Corp.*	21,400	1,639,454
Target Corp.	24,300	1,440,018
Walgreen Co.	25,600	1,174,784

		6,275,943

Semiconductors — 11.7%
Analog Devices, Inc.	37,900	1,307,171
Applied Materials, Inc.	77,100	1,412,472
Broadcom Corp. (Class A Stock)*	34,100	1,093,587
Intel Corp.	49,800	952,674
Marvell Technology Group Ltd. (Bermuda)*	85,600	1,438,936
Maxim Integrated Products, Inc.	39,600	1,164,240
Xilinx, Inc.	62,200	1,600,406

		8,969,486

Software — 1.4%
Adobe Systems, Inc.*	24,900	1,038,330

Specialty Retail — 0.9%
Lowe’s Cos., Inc.*	22,100	695,929

Telecommunications — 7.1%
American Tower Corp.(Class A Stock) *	81,200	3,162,740

Juniper Networks, Inc.*	114,800	$2,259,264

		5,422,004

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.*	8,000	400,400

Transportation — 1.2%
Expeditors International Washington, Inc.	22,900	946,228

Utilities — 4.4%
General Electric Co.	95,100	3,362,736

TOTAL LONG-TERM INVESTMENTS
(cost $67,013,196)		75,577,829

SHORT-TERM INVESTMENT — 1.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $1,043,841) (w)	1,043,841	1,043,841

TOTAL INVESTMENTS — 100.3%
(cost $68,057,037)		76,621,670
Liabilities in excess of other assets — (0.3)%		(237,960)

NET ASSETS — 100.0%		$76,383,710

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007	(Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.0%

COMMON STOCKS
Aerospace/Defense 2.5%
Boeing Co.	204,136	$18,149,732
General Dynamics Corp.	99,600	7,609,440
Goodrich Corp.	31,800	1,637,064
Honeywell International, Inc.	208,550	9,605,813
L-3 Communications Holdings, Inc.	32,900	2,877,763
Lockheed Martin Corp.	90,498	8,780,116
Northrop Grumman Corp.	96,226	7,141,894
Raytheon Co.	115,818	6,075,812
Rockwell Collins, Inc.	41,500	2,777,595
United Technologies Corp.	252,200	16,393,000

		81,048,229

Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.(b)	33,700	1,609,175
FedEx Corp.	77,240	8,297,893
United Parcel Service, Inc. (Class B Stock)(b)	269,400	18,884,940

		28,792,008

Airlines 0.1%
Southwest Airlines Co.	176,637	2,596,564

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)(a)(b)	49,200	1,534,548
Johnson Controls, Inc.	46,100	4,361,982

		5,896,530

Automobiles 0.4%
Ford Motor Co.(b)	462,045	3,645,535
General Motors Corp.(b)	139,100	4,262,024
Harley-Davidson, Inc.	69,700	4,094,875

		12,002,434

Beverages 2.0%
Anheuser-Busch Cos., Inc.	197,600	9,970,896
Brown-Forman Corp.	16,200	1,062,072
Coca-Cola Co. (The)(Class B Stock)	514,500	24,696,000
Coca-Cola Enterprises, Inc.	71,800	1,453,950
Constellation Brands, Inc. (Class A Stock)(a)	38,200	809,076
Molson Coors Brewing Co. (Class B Stock)	11,600	1,097,592
Pepsi Bottling Group, Inc.	33,600	1,071,504
PepsiCo, Inc.	413,740	26,297,314

		66,458,404

Biotechnology 1.2%
Amgen, Inc.(a)	289,864	16,197,600
Biogen Idec, Inc.(a)(b)	90,825	4,030,814
Celgene Corp.(a)(b)	87,200	4,574,512
Genzyme Corp.(a)	56,800	3,409,136
Gilead Sciences, Inc.(a)	107,800	8,246,700
MedImmune, Inc.(a)(b)	61,200	2,227,068

		38,685,830

Building Products 0.1%
American Standard Cos., Inc.	38,900	2,062,478
Masco Corp.	101,400	2,778,360

		4,840,838

Capital Markets 3.8%
Ameriprise Financial, Inc.	62,300	3,559,822
Bank of New York Co., Inc. (The)	193,000	7,826,150
Bear Stearns & Co., Inc.	32,110	4,827,739
Charles Schwab Corp.	260,800	4,770,032
E*Trade Financial Corp.(a)(b)	106,800	2,266,296
Federated Investors, Inc. (Class B Stock)	22,600	829,872
Franklin Resources, Inc.	40,400	4,881,532
Goldman Sachs Group, Inc.	107,600	22,233,388
Janus Capital Group, Inc.	62,000	1,296,420
Legg Mason, Inc.	30,800	2,901,668
Lehman Brothers Holdings, Inc.	141,100	9,886,877
Mellon Financial Corp.(b)	105,700	4,559,898
Merrill Lynch & Co., Inc.	231,000	18,865,770
Morgan Stanley	276,210	21,754,300
Northern Trust Corp.	48,800	2,934,832
State Street Corp.	85,600	5,542,600
T. Rowe Price Group, Inc.	59,600	2,812,524

		121,749,720

Chemicals 1.6%
Air Products & Chemicals, Inc.	55,700	4,119,572
Ashland, Inc.	18,600	1,220,160
Dow Chemical Co.	239,561	10,986,267
Du Pont (E.I.) de Nemours & Co.	234,391	11,585,947
Eastman Chemical Co.	22,400	1,418,592
Ecolab, Inc.	48,800	2,098,400
Hercules, Inc.(a)	27,900	545,166
International Flavors & Fragrances, Inc.	18,700	883,014
Monsanto Co.	131,396	7,221,524
PPG Industries, Inc.	42,600	2,995,206
Praxair, Inc.	79,000	4,973,840
Rohm and Haas Co.	38,800	2,006,736
Sigma-Aldrich Corp.	25,600	1,062,912

		51,117,336

Commercial Banks 4.0%

BB&T Corp.(b)	136,000	5,578,720
Comerica, Inc.	41,250	2,438,700
Commerce Bancorp, Inc.(b)	33,300	1,111,554
Compass Bancshares, Inc.	25,200	1,733,760
Fifth Third Bancorp	143,249	5,542,304
First Horizon National Corp.	29,600	1,229,288
Huntington Bancshares, Inc.(b)	63,875	1,395,669
KeyCorp	107,500	4,028,025
M&T Bank Corp.(b)	20,100	2,328,183
Marshall & Ilsley Corp.(b)	58,700	2,718,397
National City Corp.(b)	151,500	5,643,375
PNC Financial Services Group, Inc.	79,800	5,743,206
Regions Financial Corp.	187,712	6,639,373
SunTrust Banks, Inc.(b)	90,700	7,531,728
Synovus Financial Corp.	62,100	2,008,314
US Bancorp	439,581	15,372,148
Wachovia Corp.(b)	491,855	27,076,618
Wells Fargo & Co.	858,220	29,548,515
Zions Bancorporation	27,700	2,341,204

		130,009,081

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.(a)	71,800	903,962
Avery Dennison Corp.	25,000	1,606,500
Cintas Corp.	35,800	1,292,380
Donnelley (R.R.) & Sons Co.	57,500	2,103,925
Equifax, Inc.	31,100	1,133,595
Monster Worldwide, Inc.(a)	22,900	1,084,773
Pitney Bowes, Inc.	58,300	2,646,237
Robert Half International, Inc.(b)	48,800	1,806,088
Waste Management, Inc.	145,030	4,990,482

		17,567,942

Communications Equipment 2.5%
ADC Telecommunications, Inc.(a)	27,200	455,328
Avaya, Inc.(a)	110,908	1,309,823
Ciena Corp.(a)	19,657	549,413
Cisco Systems, Inc.(a)	1,543,300	39,400,449
Corning, Inc.(a)	366,500	8,334,210
JDS Uniphase Corp.(a)(b)	24,887	379,029
Juniper Networks, Inc.(a)	112,000	2,204,160
Motorola, Inc.	611,395	10,803,350
QUALCOMM, Inc.	407,200	17,371,152
Tellabs, Inc.(a)(b)	116,000	1,148,400

		81,955,314

Computers & Peripherals 3.7%
Apple, Inc.(a)	210,600	19,566,846
Dell, Inc.(a)	576,500	13,380,565
EMC Corp.(a)(b)	572,874	7,934,305
Hewlett-Packard Co.	689,416	27,673,158
International Business Machines Corp.	381,700	35,979,042
Lexmark International, Inc.(a)(b)	23,614	1,380,474
NCR Corp.(a)	46,300	2,211,751

Network Appliance, Inc.(a)	96,800	3,535,136
QLogic Corp.(a)	39,100	664,700
SanDisk Corp.(a)(b)	43,100	1,887,780
Sun Microsystems, Inc.(a)	817,800	4,914,978

		119,128,735

Construction & Engineering 0.1%
Fluor Corp.	23,500	2,108,420

Construction Materials 0.1%
Vulcan Materials Co.	27,000	3,144,960

Consumer Finance 0.9%
American Express Co.	296,100	16,700,040
Capital One Financial Corp.	101,269	7,641,759
SLM Corp.(b)	103,800	4,245,420

		28,587,219

Containers & Packaging 0.2%
Ball Corp.(b)	23,400	1,072,890
Bemis Co.	25,900	864,801
Pactiv Corp.(a)(b)	33,000	1,113,420
Sealed Air Corp.	39,820	1,258,312
Temple-Inland, Inc.	29,600	1,768,304

		6,077,727

Distributors 0.1%
Genuine Parts Co.(b)	46,225	2,265,025

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)	29,800	1,308,220
H&R Block, Inc.	87,900	1,849,416

		3,157,636

Diversified Financial Services 5.4%
Bank of America Corp.	1,134,207	57,867,241
Chicago Mercantile Exchange Holdings, Inc.	8,200	4,366,172
CIT Group, Inc.	52,300	2,767,716
Citigroup, Inc.	1,237,776	63,547,419
JPMorgan Chase & Co.	873,285	42,249,528
Moody’s Corp.(b)	65,320	4,053,759

		174,851,835

Diversified Telecommunication Services 2.2%
AT&T, Inc.	1,560,811	61,542,777
CenturyTel, Inc.	30,000	1,355,700
Citizens Communications Co.(b)	90,300	1,349,985
Embarq Corp.	39,376	2,218,838
Qwest Communications International, Inc.(a)(b)	411,647	3,700,707
Windstream Corp.	102,565	1,506,680

		71,674,687

Electric Utilities 1.9%
Allegheny Energy, Inc.(a)	36,200	1,778,868
American Electric Power Co., Inc.	109,940	5,359,575
Duke Energy Corp.(b)	308,482	6,259,100
Edison International	85,100	4,180,963
Entergy Corp.	50,100	5,256,492
Exelon Corp.	171,550	11,787,201
FirstEnergy Corp.(b)	87,436	5,791,761
FPL Group, Inc.(b)	98,100	6,000,777
Pinnacle West Capital Corp.	26,000	1,254,500
PPL Corp.	92,500	3,783,250
Progress Energy, Inc.(b)	56,714	2,860,654
Southern Co.(b)	179,100	6,564,015

		60,877,156

Electrical Equipment 0.4%
Cooper Industries Ltd.	50,000	2,249,500
Emerson Electric Co.	207,100	8,923,939
Rockwell Automation, Inc.	45,800	2,742,046

		13,915,485

Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.(a)	113,682	3,829,947
Jabil Circuit, Inc.	30,900	661,569
Molex, Inc.	32,600	919,320
Sanmina Corp.(a)	150,600	545,172
Solectron Corp.(a)(b)	261,700	824,355
Tektronix, Inc.	18,300	515,328

		7,295,691

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	84,630	5,596,582
BJ Services Co.	80,300	2,240,370
ENSCO International, Inc.	32,200	1,751,680
Halliburton Co.(b)	266,200	8,449,188
Nabors Industries Ltd.(a)(b)	69,600	2,065,032
National-Oilwell Varco, Inc.(a)	43,200	3,360,528
Noble Corp.	32,800	2,580,704
Rowan Cos., Inc.	12,700	412,369
Schlumberger Ltd.	299,800	20,716,180
Smith International, Inc.	36,300	1,744,215
Transocean, Inc.(a)	77,133	6,301,766
Weatherford International Ltd.(a)	85,500	3,856,050

		59,074,664

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	116,432	6,268,699
CVS Corp.(b)	392,638	13,404,661
Kroger Co.	186,300	5,262,975
Safeway, Inc.	117,300	4,297,872
SUPERVALU, Inc.	46,408	1,813,161
Sysco Corp.	153,700	5,199,671

Walgreen Co.	249,400	11,444,966
Wal-Mart Stores, Inc.	621,700	29,188,815
Whole Foods Market, Inc.(b)	31,300	1,403,805

		78,284,625

Food Products 1.1%
Archer-Daniels-Midland Co.	168,138	6,170,665
Campbell Soup Co.(b)	48,800	1,900,760
ConAgra Food, Inc.	140,800	3,507,328
Dean Foods Co.(a)	27,200	1,271,328
General Mills, Inc.(b)	87,600	5,100,072
Heinz (H.J.) & Co.	80,350	3,786,092
Hershey Foods Corp.(b)	46,100	2,519,826
Kellogg Co.(b)	66,000	3,394,380
McCormick & Co., Inc.	31,300	1,205,676
Sara Lee Corp.	185,900	3,145,428
Tyson Foods, Inc. (Class A Stock)(b)	51,800	1,005,438
Wrigley (William) Jr. Co.(b)	49,100	2,500,663

		35,507,656

Gas Utilities 0.1%
Nicor, Inc.	12,200	590,724
Questar Corp.	21,900	1,953,699

		2,544,423

Healthcare Equipment & Supplies 1.6%
Bausch & Lomb, Inc.	9,500	486,020
Baxter International, Inc.	164,700	8,674,749
Becton Dickinson & Co.	65,800	5,059,362
Biomet, Inc.	46,625	1,981,096
Boston Scientific Corp.(a)	259,199	3,768,753
C.R. Bard, Inc.	26,600	2,114,966
Hospira, Inc.(a)	42,820	1,751,338
Medtronic, Inc.	294,800	14,462,888
St. Jude Medical, Inc.(a)	83,100	3,125,391
Stryker Corp.(b)	69,500	4,609,240
Varian Medical Systems, Inc.(a)	20,600	982,414
Zimmer Holdings, Inc.(a)(b)	58,686	5,012,371

		52,028,588

Healthcare Providers & Services 2.3%
Aetna, Inc.	147,148	6,443,611
AmerisourceBergen Corp.(b)	58,400	3,080,600
Cardinal Health, Inc.	103,475	7,548,501
CIGNA Corp.	29,000	4,137,140
Coventry Health Care, Inc.(a)	39,750	2,227,988
Express Scripts, Inc.(a)	34,700	2,800,984
Humana, Inc.(a)(b)	41,900	2,431,038
Laboratory Corp. of America Holdings(a)(b)	33,800	2,454,894
Manor Care, Inc.	12,750	693,090
McKesson Corp.	72,107	4,221,144
Medco Health Solutions, Inc.(a)(b)	74,396	5,395,942
Patterson Cos., Inc.(a)	21,400	759,486

Quest Diagnostics, Inc.	38,300	1,910,021
Tenet Healthcare Corp.(a)	111,100	714,373
UnitedHealth Group, Inc.	342,200	18,126,334
Wellpoint, Inc.(a)	161,200	13,073,320

		76,018,466

Healthcare Technology
IMS Health, Inc.	51,320	1,522,151

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(b)	106,800	5,004,648
Darden Restaurants, Inc.	38,650	1,591,994
Harrah’s Entertainment, Inc.	40,450	3,416,003
Hilton Hotels Corp.	84,000	3,020,640
International Game Technology	79,000	3,190,020
Marriott International, Inc. (Class A Stock)	77,900	3,813,984
McDonald’s Corp.	316,500	14,258,325
Starbucks Corp.(a)	200,100	6,275,136
Starwood Hotels & Resorts Worldwide, Inc.	48,500	3,145,225
Wendy’s International, Inc.	21,700	679,210
Wyndham Worldwide Corp.(a)	37,963	1,296,436
Yum! Brands, Inc.	72,500	4,187,600

		49,879,221

Household Durables 0.5%
Black & Decker Corp.(b)	16,500	1,346,730
Centex Corp.	25,600	1,069,568
D.R. Horton, Inc.(b)	52,200	1,148,400
Fortune Brands, Inc.	33,000	2,601,060
Harman International Industries, Inc.	16,700	1,604,536
KB Home	21,932	935,838
Leggett & Platt, Inc.	50,900	1,153,903
Lennar Corp. (Class A Stock)	29,000	1,224,090
Newell Rubbermaid, Inc.	58,249	1,810,961
Pulte Homes, Inc.	36,800	973,728
Snap-On, Inc.	12,300	591,630
Stanley Works	19,100	1,057,376
Whirlpool Corp.(b)	16,507	1,401,609

		16,919,429

Household Products 2.2%
Clorox Co.	37,900	2,413,851
Colgate-Palmolive Co.	130,400	8,709,416
Kimberly-Clark Corp.	119,088	8,156,337
Procter & Gamble Co.	801,681	50,634,172

		69,913,776

Independent Power Producers & Energy Traders 0.5%
AES Corp.(a)	159,700	3,436,744
Constellation Energy Group, Inc.	48,350	4,204,033
Dynegy, Inc.(a)	87,800	813,028
TXU Corp.	123,412	7,910,709

		16,364,514

Industrial Conglomerates 3.8%
3M Co.(b)	183,900	14,055,477
General Electric Co.	2,578,500	91,175,759
Textron, Inc.	32,100	2,882,580
Tyco International Ltd.	497,843	15,706,947

		123,820,763

Insurance 4.4%
ACE Ltd.	87,200	4,975,632
AFLAC, Inc.	113,800	5,355,428
Allstate Corp.	164,888	9,903,173
Ambac Financial Group, Inc.(b)	28,800	2,488,032
American International Group, Inc.	649,687	43,671,960
Aon Corp.(b)	74,725	2,836,561
Chubb Corp.	113,000	5,838,710
Cincinnati Financial Corp.	45,628	1,934,627
Genworth Financial, Inc. (Class A Stock)	106,800	3,731,592
Hartford Financial Services Group, Inc.	80,600	7,703,748
Lincoln National Corp.(b)	71,363	4,837,698
Loews Corp.	104,300	4,738,349
Marsh & McLennan Cos., Inc.	115,800	3,391,782
MBIA, Inc.	36,850	2,413,307
MetLife, Inc.	192,300	12,143,745
Principal Financial Group, Inc.	66,300	3,969,381
Progressive Corp.	195,800	4,272,356
SAFECO Corp.	28,100	1,866,683
Torchmark Corp.	24,100	1,580,719
Travelers Cos., Inc. (The)	175,098	9,064,823
UnumProvident Corp.(b)	86,456	1,991,082
XL Capital Ltd. (Class A Stock)(b)	45,300	3,169,188

		141,878,576

Internet & Catalog Retail 0.1%
Amazon.Com, Inc.(a)	63,100	2,510,749
IAC/InterActiveCorp.(a)(b)	45,200	1,704,492

		4,215,241

Internet Software & Services 1.4%
eBay, Inc.(a)	285,300	9,457,695
Google, Inc. (Class A Stock)(a)	53,950	24,717,732
VeriSign, Inc.(a)	50,500	1,268,560
Yahoo!, Inc.(a)(b)	301,300	9,427,677

		44,871,664

IT Services 1.1%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,489,664
Automatic Data Processing, Inc.	147,100	7,119,640
Cognizant Technology Solutions Corp.(a)	31,300	2,762,851
Computer Sciences Corp.(a)	47,400	2,470,962
Convergys Corp.(a)	37,600	955,416
Electronic Data Systems Corp.	123,300	3,412,944

Fidelity National Information Services, Inc.	31,500	1,431,990
First Data Corp.	174,604	4,696,848
Fiserv, Inc.(a)	54,900	2,912,994
Paychex, Inc.	89,350	3,383,685
Sabre Holdings Corp.	39,619	1,297,522
Unisys Corp.(a)	67,000	564,810
Western Union Co. (The)	192,004	4,214,488

		36,713,814

Leisure Equipment & Products 0.2%
Brunswick Corp.	26,400	840,840
Eastman Kodak Co.(b)	48,000	1,082,880
Hasbro, Inc.	42,650	1,220,643
Mattel, Inc.	98,281	2,709,607

		5,853,970

Life Sciences, Tools & Services 0.3%
Applera Corp.-Applied Biosystems Group	49,100	1,451,887
Millipore Corp.(a)	10,800	782,676
PerkinElmer, Inc.	31,000	750,820
Thermo Fisher Scientific, Inc.(a)(b)	90,700	4,240,225
Waters Corp.(a)(b)	27,600	1,600,800

		8,826,408

Machinery 1.5%
Caterpillar, Inc.	161,200	10,805,236
Cummins, Inc.(b)	12,400	1,794,528
Danaher Corp.	61,500	4,394,175
Deere & Co.	57,600	6,257,664
Dover Corp.	55,100	2,689,431
Eaton Corp.	35,500	2,966,380
Illinois Tool Works, Inc.	106,600	5,500,560
Ingersoll-Rand Co. (Class A Stock)	76,100	3,300,457
ITT Corp.	43,500	2,623,920
PACCAR, Inc.(b)	60,952	4,473,877
Pall Corp.	17,600	668,800
Parker Hannifin Corp.	32,325	2,789,971
Terex Corp.(a)	19,800	1,420,848

		49,685,847

Media 3.4%
CBS Corp. (Class B Stock)	190,168	5,817,239
Clear Channel Communications, Inc.	121,100	4,243,344
Comcast Corp. (Class A Stock)(a)(b)	756,945	19,642,723
DIRECTV Group, Inc. (The)(a)	176,600	4,074,162
Dow Jones & Co., Inc.(b)	17,400	599,778
E.W. Scripps Co. (Class A Stock)	16,700	746,156
Gannett Co., Inc.	59,100	3,326,739
Interpublic Group of Cos., Inc.(a)(b)	69,800	859,238
McGraw-Hill Cos., Inc.(b)	89,800	5,646,624
Meredith Corp.	11,000	631,290
New York Times Co. (Class A Stock)(b)	41,900	985,069
News Corp. (Class A Stock)	560,200	12,951,824

Omnicom Group, Inc.	44,600	4,566,148
Time Warner, Inc.(b)	986,020	19,444,314
Tribune Co.	49,000	1,573,390
Viacom, Inc. (Class B Stock)(a)	174,468	7,172,379
Walt Disney Co.	536,101	18,457,957

		110,738,374

Metals & Mining 0.9%
Alcoa, Inc.	228,376	7,741,946
Allegheny Technologies, Inc.(b)	22,640	2,415,462
Freeport-McMoran Copper & Gold, Inc.	87,006	5,758,927
Newmont Mining Corp.	103,503	4,346,091
Nucor Corp.	78,600	5,119,218
United States Steel Corp.	27,740	2,750,976

		28,132,620

Multiline Retail 1.3%
Big Lots, Inc.(a)	26,200	819,536
Dillard’s, Inc.	20,750	679,148
Dollar General Corp.	48,203	1,019,493
Family Dollar Stores, Inc.	45,600	1,350,672
Federated Department Stores, Inc.	131,320	5,915,966
J.C. Penney Co., Inc.	61,900	5,085,704
Kohl’s Corp.(a)	84,700	6,488,867
Nordstrom, Inc.	56,000	2,964,640
Sears Holdings Corp.(a)	20,412	3,677,426
Target Corp.	217,168	12,869,376

		40,870,828

Multi-Utilities 1.2%
Ameren Corp.	48,300	2,429,490
CenterPoint Energy, Inc.(b)	82,010	1,471,259
CMS Energy Corp.(b)	43,000	765,400
Consolidated Edison, Inc.(b)	62,800	3,206,568
Dominion Resources, Inc.	86,842	7,708,964
DTE Energy Co.(b)	37,000	1,772,300
Integrys Energy Group, Inc.	11,850	657,794
KeySpan Corp.	33,800	1,390,870
NiSource, Inc.	73,000	1,784,120
PG&E Corp.	78,200	3,774,714
Public Service Enterprise Group, Inc.	60,300	5,007,312
Sempra Energy	70,054	4,273,995
TECO Energy, Inc.	37,900	652,259
Xcel Energy, Inc.	109,495	2,703,432

		37,598,477

Office Electronics 0.1%
Xerox Corp.(a)	246,892	4,170,006

Oil, Gas & Consumable Fuels 8.1%
Anadarko Petroleum Corp.	122,526	5,266,167
Apache Corp.	85,250	6,027,175
Chesapeake Energy Corp.	104,700	3,233,136

Chevron Corp.	550,992	40,751,368
ConocoPhillips	413,979	28,295,465
Consol Energy, Inc.	30,100	1,177,813
Devon Energy Corp.	114,800	7,946,456
El Paso Corp.	176,311	2,551,220
EOG Resources, Inc.	59,700	4,258,998
Exxon Mobil Corp.(b)	1,436,370	108,374,116
Hess Corp.	66,000	3,661,020
Kinder Morgan, Inc.	22,600	2,405,770
Marathon Oil Corp.	86,997	8,597,914
Murphy Oil Corp.(b)	43,100	2,301,540
Occidental Petroleum Corp.	215,500	10,626,305
Peabody Energy Corp.	53,500	2,152,840
Spectra Energy Corp.	154,242	4,051,937
Sunoco, Inc.(b)	37,000	2,606,280
Valero Energy Corp.	152,200	9,815,378
Williams Cos., Inc.	150,000	4,269,000
XTO Energy, Inc.	90,000	4,932,900

		263,302,798

Paper & Forest Products 0.3%
International Paper Co.(b)	112,767	4,104,719
MeadWestvaco Corp.	48,289	1,489,233
Weyerhaeuser Co.	51,800	3,871,532

		9,465,484

Personal Products 0.2%
Avon Products, Inc.(b)	104,100	3,878,766
Estee Lauder Cos., Inc. (The)	25,500	1,245,675

		5,124,441

Pharmaceuticals 6.2%
Abbott Laboratories	382,800	21,360,240
Allergan, Inc.(b)	33,200	3,679,224
Barr Pharmaceuticals, Inc.(a)	13,200	611,820
Bristol-Myers Squibb Co.	501,860	13,931,634
Forest Laboratories, Inc.(a)(b)	82,600	4,248,944
Johnson & Johnson	733,071	44,174,858
King Pharmaceuticals, Inc.(a)(b)	71,033	1,397,219
Lilly (Eli) & Co.	256,000	13,749,760
Merck & Co., Inc.	548,700	24,236,079
Mylan Laboratories, Inc.	40,900	864,626
Pfizer, Inc.	1,804,608	45,584,398
Schering-Plough Corp.	381,400	9,729,514
Watson Pharmaceuticals, Inc.(a)	27,900	737,397
Wyeth	345,100	17,265,353

		201,571,066

Real Estate Investment Trust 1.2%
Apartment Investment & Management Co. (Class A Stock)	23,100	1,332,639
Archstone-Smith Trust	56,100	3,045,108
AvalonBay Communities, Inc.(b)	20,300	2,639,000
Boston Properties, Inc.	25,700	3,017,180

Developers Diversified Realty Corp.	23,800	1,497,020
Equity Residential	66,700	3,216,941
Host Hotels & Resorts, Inc.	106,600	2,804,646
Kimco Realty Corp.(b)	46,700	2,276,158
Plum Creek Timber Co., Inc.	34,800	1,371,816
ProLogis	65,600	4,259,408
Public Storage, Inc.	28,700	2,717,029
Simon Property Group, Inc.(b)	53,400	5,940,750
Vornado Realty Trust(b)	29,800	3,556,332

		37,674,027

Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc.(a)(b)	48,500	1,657,730
Realogy Corp.(a)	56,254	1,665,681

		3,323,411

Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	92,126	7,409,694
CSX Corp.	109,624	4,390,441
Norfolk Southern Corp.	98,900	5,004,340
Ryder System, Inc.	17,600	868,384
Union Pacific Corp.	69,400	7,047,570

		24,720,429

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.(a)(b)	87,900	1,147,974
Altera Corp.(a)(b)	56,200	1,123,438
Analog Devices, Inc.	85,100	2,935,099
Applied Materials, Inc.	390,000	7,144,800
Broadcom Corp.(a)	97,850	3,138,050
Intel Corp.	1,463,600	27,998,668
KLA-Tencor Corp.(b)	43,700	2,330,084
Linear Technology Corp.(b)	64,900	2,050,191
LSI Logic Corp.(a)(b)	110,800	1,156,752
Maxim Integrated Products, Inc.	64,000	1,881,600
Micron Technology, Inc.(a)	131,900	1,593,352
National Semiconductor Corp.	86,000	2,076,040
Novellus Systems, Inc.(a)(b)	40,000	1,280,800
NVIDIA Corp.(a)(b)	80,400	2,313,912
PMC-Sierra, Inc.(a)(b)	20,000	140,200
Teradyne, Inc.(a)	30,800	509,432
Texas Instruments, Inc.	385,500	11,603,550
Xilinx, Inc.(b)	92,200	2,372,306

		72,796,248

Software 3.3%
Adobe Systems, Inc.(a)	141,700	5,908,890
Autodesk, Inc.(a)	46,700	1,755,920
BMC Software, Inc.(a)	57,900	1,782,741
CA, Inc.	108,973	2,823,490
Citrix Systems, Inc.(a)	34,000	1,089,020
Compuware Corp.(a)	108,600	1,030,614
Electronic Arts, Inc.(a)(b)	74,200	3,736,712

Intuit, Inc.(a)	91,600	2,506,176
Microsoft Corp.	2,187,500	60,965,625
Novell, Inc.(a)(b)	73,100	527,782
Oracle Corp.(a)	1,019,020	18,474,833
Symantec Corp.(a)	273,011	4,723,090

		105,324,893

Specialty Retail 1.9%
Abercrombie & Fitch Co.	14,100	1,067,088
AutoNation, Inc.(a)	40,589	862,110
AutoZone, Inc.(a)(b)	13,600	1,742,704
Bed Bath & Beyond, Inc.(a)	56,400	2,265,588
Best Buy Co., Inc.	104,225	5,077,842
Circuit City Stores, Inc.	37,000	685,610
Gap, Inc.	104,187	1,793,058
Home Depot, Inc.	517,419	19,009,974
Limited Brands, Inc.	89,796	2,340,084
Lowe’s Cos., Inc.	386,900	12,183,481
Office Depot, Inc.(a)	68,800	2,417,632
OfficeMax, Inc.	16,786	885,294
RadioShack Corp.(b)	31,760	858,473
Sherwin-Williams Co.	31,400	2,073,656
Staples, Inc.	180,000	4,651,200
Tiffany & Co.	30,300	1,378,044
TJX Cos., Inc.	122,000	3,289,120

		62,580,958

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.(a)	106,400	5,325,320
Jones Apparel Group, Inc.	28,000	860,440
Liz Claiborne, Inc.(b)	26,400	1,131,240
NIKE, Inc. (Class B Stock)	44,300	4,707,318
Polo Ralph Lauren Corp.	11,200	987,280
V.F. Corp.	24,536	2,027,164

		15,038,762

Thrifts & Mortgage Finance 1.3%
Countrywide Financial Corp.(b)	151,098	5,082,937
Fannie Mae	245,200	13,383,016
Freddie Mac	173,900	10,345,311
Hudson City Bancorp, Inc.	86,500	1,183,320
MGIC Investment Corp.(b)	23,600	1,390,512
Sovereign Bancorp, Inc.(b)	87,405	2,223,583
Washington Mutual, Inc.(b)	234,526	9,470,160

		43,078,839

Tobacco 1.6%
Altria Group, Inc.(b)	527,600	46,328,556
Reynolds American, Inc.(b)	46,400	2,895,824
UST, Inc.	42,200	2,446,756

		51,671,136

Trading Companies & Distributors
Grainger (W.W.), Inc.	20,300	1,567,972

Wireless Telecommunication Services 1.5%
Alltel Corp.	92,900	5,759,800
Sprint Nextel Corp.	731,622	13,871,553
Verizon Communications, Inc.	730,038	27,683,041

		47,314,394

TOTAL LONG-TERM INVESTMENTS
(cost $ 1,781,076,080)		3,175,793,765

SHORT-TERM INVESTMENTS 15.9%
Affiliated Money Market Mutual Fund 15.8%
Dryden Core Investment Fund— Taxable Money Market Series
(cost $ 511,900,099; includes $455,520,761 of cash collateral received for securities on loan)(c)(f)	511,900,099	511,900,099

	Principal (000)

U.S. Government Obligation 0.1%
United States Treasury Bills(d)(e)
4.91%, 06/14/07
(cost $ 3,167,703)	$3,200	3,168,269

TOTAL SHORT-TERM INVESTMENTS
(cost $ 515,067,802)		515,068,368

TOTAL INVESTMENTS 113.9%
(cost $ 2,296,143,882)		3,690,862,133
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (13.9%)		(450,227,305)

NET ASSETS 100.0%		$3,240,634,828

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $437,740,462; cash collateral of $455,520,761 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contract outstanding at March 31, 2007:

Number of Contracts	Type	Expiration Date	Value at March 31, 2007	Value at Trade Date	Unrealized Appreciation
Long Position:
180	S&P 500 Index	June 2007	$64,404,000	$63,473,962	$930,038

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Aerospace & Defense 2.2%
Honeywell International, Inc.	918,900	$42,324,534

Biotechnology 1.1%
Amgen, Inc.(a)	376,300	21,027,644

Building Products 1.5%
American Standard Companies, Inc.	538,800	28,567,176

Capital Markets 6.0%
Bank of New York Co., Inc. (The)	1,081,300	43,846,715
Merrill Lynch & Co., Inc.	415,200	33,909,384
UBS AG	646,800	38,439,324

		116,195,423

Chemicals 2.9%
E.I. du Pont de Nemours & Co.	565,900	27,972,437
Mosaic Co. (The)(a)(b)	1,057,100	28,182,286

		56,154,723

Commercial Banks 1.4%
Royal Bank of Scotland Group PLC (United Kingdom)	697,747	27,241,475

Commercial Services & Supplies 1.8%
Waste Management, Inc.	998,700	34,365,267

Communications Equipment 3.3%
Avaya, Inc.(a)	2,320,600	27,406,286
Motorola, Inc.	733,200	12,955,644
QUALCOMM, Inc.	565,400	24,119,964

		64,481,894

Computers & Peripherals 2.0%
International Business Machines Corp.	218,000	20,548,680
Seagate Technology	786,400	18,323,120

		38,871,800

Consumer Finance 1.9%
American Express Co.	320,700	18,087,480
SLM Corp.(b)	469,700	19,210,730

		37,298,210

Diversified Consumer Services 3.7%
Career Education Corp.(a)(b)	815,000	24,857,500
H&R Block, Inc.	2,226,600	46,847,664

		71,705,164

Diversified Financial Services 6.9%
Bank of America Corp.	520,872	26,574,889
Citigroup, Inc.	1,046,900	53,747,846
JPMorgan Chase & Co.	560,900	27,136,342
KKR Private Equity Investors LLP	176,100	4,270,425
KKR Private Equity Investors LLP, RDU, Physical, Private Placement, 144A
(cost $22,639,596; purchased 5/03/06 – 5/05/06)(e)(f)(g)	907,900	22,016,575

		133,746,077

Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	525,100	19,911,792

Electric Utilities 0.9%
Exelon Corp.	252,200	17,328,662

Electronic Equipment & Instruments 1.4%
Sony Corp., ADR (Japan)	532,100	26,865,729

Energy Equipment & Services 1.3%
Baker Hughes, Inc.	385,000	25,460,050

Food & Staples Retailing 3.0%
Kroger Co. (The)	1,180,700	33,354,775
Wal-Mart Stores, Inc.	556,200	26,113,590

		59,468,365

Food Products 3.6%
Cadbury Schweppes PLC, ADR (United Kingdom)	807,100	41,460,727
ConAgra Foods, Inc.	1,186,800	29,563,188

		71,023,915

Healthcare Providers & Services 1.6%
Omnicare, Inc.(b)	806,000	32,054,620

Hotels, Restaurants & Leisure 1.8%
Hilton Hotels Corp.	371,400	13,355,544
OSI Restaurant Partners, Inc.	561,300	22,171,350

		35,526,894

Household Products 1.7%
Kimberly-Clark Corp.	471,400	32,286,186

Independent Power Producers & Energy Traders 1.8%
NRG Energy, Inc.(a)(b)	493,100	35,522,924

Industrial Conglomerates 2.1%

General Electric Co.	731,800	25,876,448
Tyco International Ltd.	505,700	15,954,835

		41,831,283

Insurance 7.0%
American International Group, Inc.	751,900	50,542,718
Axis Capital Holdings Ltd.	650,400	22,022,544
Loews Corp.	815,000	37,025,450
Montpelier Re Holdings Ltd.	1,534,000	26,599,560

		136,190,272

Internet & Catalog Retail 0.9%
IAC/InterActiveCorp(a)(b)	439,100	16,558,461

Media 5.4%
Comcast Corp. (Class “A” Stock)(a)(b)	900,800	23,375,760
Liberty Global, Inc., Series C(a)	1,075,635	32,957,456
Liberty Media Corp.(a)	191,300	21,155,867
Viacom, Inc. (Class “B” Stock)(a)	686,214	28,210,258

		105,699,341

Metal & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	250,318	16,568,548

Multi-Utilities 1.5%
Sempra Energy	486,100	29,656,961

Office Electronics 1.6%
Xerox Corp.(a)	1,867,500	31,542,075

Oil, Gas & Consumable Fuels 11.3%
Anadarko Petroleum Corp.	510,400	21,936,992
Hess Corp.	654,400	36,299,568
Marathon Oil Corp.	211,900	20,942,077
Nexen, Inc.	457,000	28,014,100
Occidental Petroleum Corp.	762,000	37,574,220
Petroleo Brasileiro SA, ADR (Brazil)	314,600	31,305,846
Suncor Energy, Inc.	522,500	39,892,876
Trident Resources Corp. (Canada)
(cost $16,980,633; purchased 3/11/05—1/05/06)(a)(e)(f)	404,537	3,504,002

		219,469,681

Pharmaceuticals 2.6%
Abbott Laboratories	457,600	25,534,080
Novartis AG, ADR (Switzerland)	459,600	25,107,948

		50,642,028

Software 2.7%
CA, Inc.	940,506	24,368,510
Symantec Corp.(a)(b)	1,635,700	28,297,610

		52,666,120

Specialty Retail 1.3%
Best Buy Co., Inc.	518,700	25,271,064

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc. (Class “B” Stock)	224,600	23,865,996

Thrifts & Mortgage Finance 1.9%
Countrywide Financial Corp.(b)	570,400	19,188,256
Fannie Mae	334,200	18,240,636

		37,428,892

Tobacco 2.3%
Altria Group, Inc.	516,200	45,327,522

Wireless Telecommunication Services 3.6%
Alltel Corp.	451,000	27,962,000
Sprint Nextel Corp.(b)	2,192,936	41,578,067

		69,540,067

TOTAL LONG-TERM INVESTMENTS
(cost $ 1,538,563,921)		1,929,686,835

SHORT-TERM INVESTMENT 10.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series
(cost $213,035,599; includes $190,120,429 of cash collateral for securities on loan)(c)(d)	213,035,599	213,035,599

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 110.0%
(cost $ 1,751,599,520)		2,142,722,434

SECURITY SOLD SHORT (0.6)%
Food Products
Kraft Foods, Inc.
(proceeds received $ 12,223,693)	367,100	(11,622,386)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(h) 109.4%
(cost 1,739,375,827)		2,131,100,048
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (9.4)%		(183,780,653)

NET ASSETS 100.0%		$1,947,319,395

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

RDU Restricted Depositary Unit

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $181,785,365; cash collateral of $190,120,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	Indicates illiquid securities.

(f)	Indicates securities restricted to resale. The aggregate cost of such securities was $39,620,229. The aggregate value of $25,520,577 is approximately 1.3% of the net assets.

(g)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(h)	As of March 31, 2007, one security representing $3,504,002 and 0.2% of the total market value of the Portfolio was fair valued in accordance with the policies adopted by the Board of Trustees.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date	May 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 23, 2007

*	Print the name and title of each signing officer under his or her signature.